UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2017

Item 1. Schedule of Investments.

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (37.9%)
3M Co. (Industrial Conglomerates)	960	$187,997
Abbott Laboratories (Health Care Equipment & Supplies)	2,800	122,192
AbbVie, Inc. (Biotechnology)	2,600	171,444
Accenture PLC - Class A (IT Services)	1,020	123,726
Activision Blizzard, Inc. (Software)	1,120	58,520
Acuity Brands, Inc. (Electrical Equipment)	80	14,088
Adobe Systems, Inc.* (Software)	800	106,992
Advance Auto Parts, Inc. (Specialty Retail)	120	17,057
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,260	16,758
Aetna, Inc. (Health Care Providers & Services)	580	78,341
Affiliated Managers Group, Inc. (Capital Markets)	100	16,559
Aflac, Inc. (Insurance)	660	49,421
Agilent Technologies, Inc. (Life Sciences Tools & Services)	520	28,626
Air Products & Chemicals, Inc. (Chemicals)	360	50,580
Akamai Technologies, Inc.* (Internet Software & Services)	280	17,063
Alaska Air Group, Inc. (Airlines)	200	17,018
Albemarle Corp. (Chemicals)	180	19,604
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	140	15,751
Alexion Pharmaceuticals, Inc.* (Biotechnology)	360	46,001
Allegion PLC (Building Products)	160	12,582
Allergan PLC (Pharmaceuticals)	540	131,684
Alliance Data Systems Corp. (IT Services)	100	24,963
Alliant Energy Corp. (Electric Utilities)	380	14,942
Alphabet, Inc.* - Class A (Internet Software & Services)	480	443,770
Alphabet, Inc.* - Class C (Internet Software & Services)	480	434,861
Altria Group, Inc. (Tobacco)	3,160	226,825
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	640	591,993
Ameren Corp. (Multi-Utilities)	400	21,876
American Airlines Group, Inc. (Airlines)	820	34,948
American Electric Power Co., Inc. (Electric Utilities)	800	54,264
American Express Co. (Consumer Finance)	1,240	98,270
American International Group, Inc. (Insurance)	1,520	92,583
American Tower Corp. (Equity Real Estate Investment Trusts)	700	88,159
American Water Works Co., Inc. (Water Utilities)	280	22,333
Ameriprise Financial, Inc. (Capital Markets)	260	33,241
AmerisourceBergen Corp. (Health Care Providers & Services)	260	21,333
AMETEK, Inc. (Electrical Equipment)	380	21,736
Amgen, Inc. (Biotechnology)	1,200	195,984
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	500	36,155
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	900	51,318
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	600	45,720
Anthem, Inc. (Health Care Providers & Services)	420	74,714
Aon PLC (Insurance)	420	50,333
Apache Corp. (Oil, Gas & Consumable Fuels)	620	30,157
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	260	11,372
Apple, Inc. (Technology Hardware, Storage & Peripherals)	8,520	1,223,899
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,760	71,474
Archer-Daniels-Midland Co. (Food Products)	920	42,090
Arconic, Inc. (Aerospace & Defense)	720	19,678
Arthur J. Gallagher & Co. (Insurance)	300	16,743
Assurant, Inc. (Insurance)	100	9,624
AT&T, Inc. (Diversified Telecommunication Services)	9,980	395,507
Autodesk, Inc.* (Software)	320	28,822
Automatic Data Processing, Inc. (IT Services)	720	75,233
AutoNation, Inc.* (Specialty Retail)	100	4,200
AutoZone, Inc.* (Specialty Retail)	40	27,688
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	220	41,765
Avery Dennison Corp. (Containers & Packaging)	140	11,649
Baker Hughes, Inc. (Energy Equipment & Services)	700	41,559
Ball Corp. (Containers & Packaging)	280	21,529
Bank of America Corp. (Banks)	16,300	380,442
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	120	36,898
Baxter International, Inc. (Health Care Equipment & Supplies)	800	44,544
BB&T Corp. (Banks)	1,320	56,998
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	340	63,570
Bed Bath & Beyond, Inc. (Specialty Retail)	240	9,300
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,080	508,847
Best Buy Co., Inc. (Specialty Retail)	440	22,796
Biogen, Inc.* (Biotechnology)	360	97,636
BlackRock, Inc. - Class A (Capital Markets)	200	76,914
BorgWarner, Inc. (Auto Components)	320	13,530
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	260	32,916
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,220	58,564
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,720	152,456
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	660	145,734
Brown-Forman Corp. - Class B (Beverages)	280	13,250
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	220	15,994
CA, Inc. (Software)	500	16,415
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	780	18,127
Campbell Soup Co. (Food Products)	320	18,413
Capital One Financial Corp. (Consumer Finance)	780	62,696
Cardinal Health, Inc. (Health Care Providers & Services)	520	37,747
CarMax, Inc.* (Specialty Retail)	300	17,550
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	680	42,004

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Caterpillar, Inc. (Machinery)	960	$98,170
CBOE Holdings, Inc. (Capital Markets)	140	11,537
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	480	17,189
CBS Corp. - Class B (Media)	600	39,936
Celgene Corp.* (Biotechnology)	1,260	156,303
Centene Corp.* (Health Care Providers & Services)	280	20,832
CenterPoint Energy, Inc. (Multi-Utilities)	700	19,971
CenturyLink, Inc. (Diversified Telecommunication Services)	880	22,590
Cerner Corp.* (Health Care Technology)	480	31,080
CF Industries Holdings, Inc. (Chemicals)	380	10,161
Charter Communications, Inc.* - Class A (Media)	340	117,354
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,240	6,522
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,080	328,637
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	40	18,979
Chubb, Ltd. (Insurance)	760	104,309
Church & Dwight Co., Inc. (Household Products)	420	20,803
Cigna Corp. (Health Care Providers & Services)	420	65,675
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	160	18,669
Cincinnati Financial Corp. (Insurance)	240	17,302
Cintas Corp. (Commercial Services & Supplies)	140	17,146
Cisco Systems, Inc. (Communications Equipment)	8,140	277,330
Citigroup, Inc. (Banks)	4,500	266,040
Citizens Financial Group, Inc. (Banks)	820	30,102
Citrix Systems, Inc.* (Software)	260	21,044
CME Group, Inc. (Capital Markets)	560	65,066
CMS Energy Corp. (Multi-Utilities)	460	20,884
Coach, Inc. (Textiles, Apparel & Luxury Goods)	460	18,119
Cognizant Technology Solutions Corp.* (IT Services)	980	59,025
Colgate-Palmolive Co. (Household Products)	1,440	103,738
Comcast Corp. - Class A (Media)	7,700	301,763
Comerica, Inc. (Banks)	280	19,796
ConAgra Foods, Inc. (Food Products)	680	26,370
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	240	30,398
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,000	95,820
Consolidated Edison, Inc. (Multi-Utilities)	500	39,640
Constellation Brands, Inc. - Class A (Beverages)	280	48,311
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,500	43,275
Costco Wholesale Corp. (Food & Staples Retailing)	720	127,814
Coty, Inc. (Personal Products)	760	13,566
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	580	54,868
CSRA, Inc. (IT Services)	240	6,979
CSX Corp. (Road & Rail)	1,500	76,260
Cummins, Inc. (Machinery)	260	39,244
CVS Health Corp. (Food & Staples Retailing)	1,660	136,851
D.R. Horton, Inc. (Household Durables)	560	18,418
Danaher Corp. (Health Care Equipment & Supplies)	1,000	83,330
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	200	17,038
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	260	17,943
Deere & Co. (Machinery)	480	53,573
Delphi Automotive PLC (Auto Components)	440	35,376
Delta Air Lines, Inc. (Airlines)	1,180	53,619
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	380	24,031
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	860	33,961
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	260	29,858
Discover Financial Services (Consumer Finance)	620	38,806
Discovery Communications, Inc.* - Class A (Media)	240	6,907
Discovery Communications, Inc.* - Class C (Media)	360	10,073
Dish Network Corp.* - Class A (Media)	360	23,198
Dollar General Corp. (Multiline Retail)	420	30,538
Dollar Tree, Inc.* (Multiline Retail)	380	31,453
Dominion Resources, Inc. (Multi-Utilities)	1,020	78,979
Dover Corp. (Machinery)	260	20,509
Dr. Pepper Snapple Group, Inc. (Beverages)	300	27,495
DTE Energy Co. (Multi-Utilities)	300	31,377
Duke Energy Corp. (Electric Utilities)	1,140	94,050
DXC Technology Co. (IT Services)	460	34,656
E*TRADE Financial Corp.* (Capital Markets)	440	15,202
E.I. du Pont de Nemours & Co. (Chemicals)	1,400	111,650
Eastman Chemical Co. (Chemicals)	240	19,140
Eaton Corp. PLC (Electrical Equipment)	740	55,974
eBay, Inc.* (Internet Software & Services)	1,640	54,792
Ecolab, Inc. (Chemicals)	420	54,218
Edison International (Electric Utilities)	520	41,584
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	340	37,288
Electronic Arts, Inc.* (Software)	500	47,410
Eli Lilly & Co. (Pharmaceuticals)	1,580	129,655
Emerson Electric Co. (Electrical Equipment)	1,040	62,691
Entergy Corp. (Electric Utilities)	300	22,878
Envision Healthcare Corp.* (Health Care Providers & Services)	200	11,206
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	940	86,950
EQT Corp. (Oil, Gas & Consumable Fuels)	280	16,279
Equifax, Inc. (Professional Services)	200	27,062
Equinix, Inc. (Equity Real Estate Investment Trusts)	120	50,124
Equity Residential (Equity Real Estate Investment Trusts)	600	38,748
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	100	24,447
Eversource Energy (Electric Utilities)	520	30,888

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Exelon Corp. (Electric Utilities)	1,500		$51,945
Expedia, Inc. (Internet & Direct Marketing Retail)	200		26,744
Expeditors International of Washington, Inc. (Air Freight & Logistics)	300		16,827
Express Scripts Holding Co.* (Health Care Providers & Services)	980		60,113
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	200		15,106
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,740		550,322
F5 Networks, Inc.* (Communications Equipment)	100		12,913
Facebook, Inc.* - Class A (Internet Software & Services)	3,820		573,955
Fastenal Co. (Trading Companies & Distributors)	480		21,447
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	120		15,707
FedEx Corp. (Air Freight & Logistics)	400		75,880
Fidelity National Information Services, Inc. (IT Services)	540		45,463
Fifth Third Bancorp (Banks)	1,220		29,805
First Horizon National Corp. (Banks)	—	†	7
FirstEnergy Corp. (Electric Utilities)	720		21,557
Fiserv, Inc.* (IT Services)	340		40,508
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	220		8,081
Flowserve Corp. (Machinery)	220		11,191
Fluor Corp. (Construction & Engineering)	220		11,290
FMC Corp. (Chemicals)	220		16,111
Foot Locker, Inc. (Specialty Retail)	220		17,015
Ford Motor Co. (Automobiles)	6,340		72,720
Fortive Corp. (Machinery)	480		30,365
Fortune Brands Home & Security, Inc. (Building Products)	240		15,298
Franklin Resources, Inc. (Capital Markets)	560		24,142
Freeport-McMoRan, Inc.* (Metals & Mining)	2,160		27,540
Garmin, Ltd. (Household Durables)	180		9,151
Gartner, Inc.* (IT Services)	140		15,973
General Dynamics Corp. (Aerospace & Defense)	460		89,143
General Electric Co. (Industrial Conglomerates)	14,180		411,078
General Mills, Inc. (Food Products)	940		54,059
General Motors Co. (Automobiles)	2,220		76,900
Genuine Parts Co. (Distributors)	240		22,085
GGP, Inc. (Equity Real Estate Investment Trusts)	940		20,313
Gilead Sciences, Inc. (Biotechnology)	2,120		145,326
Global Payments, Inc. (IT Services)	240		19,622
H & R Block, Inc. (Diversified Consumer Services)	340		8,429
Halliburton Co. (Energy Equipment & Services)	1,400		64,232
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	620		13,522
Harley-Davidson, Inc. (Automobiles)	280		15,907
Harris Corp. (Communications Equipment)	200		22,378
Hartford Financial Services Group, Inc. (Insurance)	600		29,016
Hasbro, Inc. (Leisure Products)	180		17,840
HCA Holdings, Inc.* (Health Care Providers & Services)	460		38,737
HCP, Inc. (Equity Real Estate Investment Trusts)	760		23,826
Helmerich & Payne, Inc. (Energy Equipment & Services)	180		10,915
Henry Schein, Inc.* (Health Care Providers & Services)	120		20,856
Hess Corp. (Oil, Gas & Consumable Fuels)	440		21,485
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,700		50,301
Hologic, Inc.* (Health Care Equipment & Supplies)	460		20,769
Honeywell International, Inc. (Industrial Conglomerates)	1,240		162,614
Hormel Foods Corp. (Food Products)	440		15,435
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,200		21,540
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,760		51,943
Humana, Inc. (Health Care Providers & Services)	240		53,275
Huntington Bancshares, Inc. (Banks)	1,760		22,634
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	140		23,482
Illinois Tool Works, Inc. (Machinery)	500		69,045
Illumina, Inc.* (Life Sciences Tools & Services)	240		44,366
Incyte Corp.* (Biotechnology)	280		34,798
Ingersoll-Rand PLC (Machinery)	420		37,275
Intel Corp. (Semiconductors & Semiconductor Equipment)	7,680		277,631
Intercontinental Exchange, Inc. (Capital Markets)	960		57,792
International Business Machines Corp. (IT Services)	1,400		224,406
International Flavors & Fragrances, Inc. (Chemicals)	120		16,631
International Paper Co. (Containers & Packaging)	660		35,621
Intuit, Inc. (Software)	400		50,084
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	60		50,152
Invesco, Ltd. (Capital Markets)	660		21,740
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	400		13,904
J.B. Hunt Transport Services, Inc. (Road & Rail)	140		12,552
Jacobs Engineering Group, Inc. (Construction & Engineering)	200		10,984
Johnson & Johnson (Pharmaceuticals)	4,420		545,736
Johnson Controls International PLC (Building Products)	1,520		63,187
JPMorgan Chase & Co. (Banks)	5,800		504,599
Juniper Networks, Inc. (Communications Equipment)	620		18,643
Kansas City Southern Industries, Inc. (Road & Rail)	180		16,213
Kellogg Co. (Food Products)	420		29,820
KeyCorp (Banks)	1,740		31,738
Kimberly-Clark Corp. (Household Products)	580		75,255
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	700		14,203

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,120	$64,366
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	260	25,537
Kohl’s Corp. (Multiline Retail)	280	10,928
L Brands, Inc. (Specialty Retail)	400	21,124
L3 Technologies, Inc. (Aerospace & Defense)	120	20,612
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	160	22,424
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	260	37,661
Leggett & Platt, Inc. (Household Durables)	220	11,559
Lennar Corp. - Class A (Household Durables)	340	17,170
Leucadia National Corp. (Diversified Financial Services)	520	13,203
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	480	29,165
Lincoln National Corp. (Insurance)	360	23,735
LKQ Corp.* (Distributors)	500	15,620
Lockheed Martin Corp. (Aerospace & Defense)	400	107,780
Loews Corp. (Insurance)	440	20,513
Lowe’s Cos., Inc. (Specialty Retail)	1,400	118,832
LyondellBasell Industries N.V. - Class A (Chemicals)	540	45,770
M&T Bank Corp. (Banks)	260	40,407
Macy’s, Inc. (Multiline Retail)	500	14,610
Mallinckrodt PLC* (Pharmaceuticals)	180	8,446
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,380	20,521
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	860	43,808
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	521	49,156
Marsh & McLennan Cos., Inc. (Insurance)	840	62,269
Martin Marietta Materials, Inc. (Construction Materials)	100	22,019
Masco Corp. (Building Products)	520	19,250
MasterCard, Inc. - Class A (IT Services)	1,540	179,133
Mattel, Inc. (Leisure Products)	560	12,555
McCormick & Co., Inc. (Food Products)	180	17,982
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,340	187,505
McKesson Corp. (Health Care Providers & Services)	340	47,019
Mead Johnson Nutrition Co. - Class A (Food Products)	300	26,616
Medtronic PLC (Health Care Equipment & Supplies)	2,220	184,460
Merck & Co., Inc. (Pharmaceuticals)	4,460	277,992
MetLife, Inc. (Insurance)	1,760	91,186
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	40	20,537
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	260	9,706
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	360	27,209
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,680	46,486
Microsoft Corp. (Software)	12,560	859,859
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	180	17,858
Mohawk Industries, Inc.* (Household Durables)	100	23,479
Molson Coors Brewing Co. - Class B (Beverages)	300	28,767
Mondelez International, Inc. - Class A (Food Products)	2,480	111,675
Monsanto Co. (Chemicals)	720	83,959
Monster Beverage Corp.* (Beverages)	660	29,951
Moody’s Corp. (Capital Markets)	260	30,763
Morgan Stanley (Capital Markets)	2,340	101,486
Motorola Solutions, Inc. (Communications Equipment)	260	22,352
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	260	6,807
Mylan N.V.* (Pharmaceuticals)	740	27,639
National Oilwell Varco, Inc. (Energy Equipment & Services)	620	21,681
Navient Corp. (Consumer Finance)	480	7,296
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	440	17,534
Netflix, Inc.* (Internet & Direct Marketing Retail)	700	106,540
Newell Rubbermaid, Inc. (Household Durables)	780	37,237
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	320	11,078
Newmont Mining Corp. (Metals & Mining)	860	29,077
News Corp. - Class A (Media)	620	7,886
News Corp. - Class B (Media)	200	2,600
NextEra Energy, Inc. (Electric Utilities)	760	101,506
Nielsen Holdings PLC (Professional Services)	540	22,210
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,160	119,686
NiSource, Inc. (Multi-Utilities)	520	12,610
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	700	22,631
Nordstrom, Inc. (Multiline Retail)	180	8,689
Norfolk Southern Corp. (Road & Rail)	480	56,395
Northern Trust Corp. (Capital Markets)	340	30,600
Northrop Grumman Corp. (Aerospace & Defense)	280	68,869
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	520	8,788
Nucor Corp. (Metals & Mining)	520	31,891
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	960	100,128
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,240	76,310
Omnicom Group, Inc. (Media)	380	31,206
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	340	17,887
Oracle Corp. (Software)	4,880	219,405
O’Reilly Automotive, Inc.* (Specialty Retail)	140	34,741
PACCAR, Inc. (Machinery)	580	38,703
Parker-Hannifin Corp. (Machinery)	220	35,376
Patterson Cos., Inc. (Health Care Providers & Services)	140	6,229
Paychex, Inc. (IT Services)	520	30,826
PayPal Holdings, Inc.* (IT Services)	1,820	86,850
Pentair PLC (Machinery)	280	18,063
People’s United Financial, Inc. (Banks)	520	9,084

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PepsiCo, Inc. (Beverages)	2,320	$262,810
PerkinElmer, Inc. (Life Sciences Tools & Services)	180	10,694
Perrigo Co. PLC (Pharmaceuticals)	240	17,746
Pfizer, Inc. (Pharmaceuticals)	9,680	328,346
PG&E Corp. (Electric Utilities)	820	54,981
Philip Morris International, Inc. (Tobacco)	2,520	279,317
Phillips 66 (Oil, Gas & Consumable Fuels)	720	57,283
Pinnacle West Capital Corp. (Electric Utilities)	180	15,316
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	280	48,437
PNC Financial Services Group, Inc. (Banks)	800	95,800
PPG Industries, Inc. (Chemicals)	420	46,133
PPL Corp. (Electric Utilities)	1,100	41,921
Praxair, Inc. (Chemicals)	460	57,491
Principal Financial Group, Inc. (Insurance)	440	28,657
Prologis, Inc. (Equity Real Estate Investment Trusts)	860	46,793
Prudential Financial, Inc. (Insurance)	700	74,921
Public Service Enterprise Group, Inc. (Multi-Utilities)	820	36,121
Public Storage (Equity Real Estate Investment Trusts)	240	50,251
PulteGroup, Inc. (Household Durables)	460	10,428
PVH Corp. (Textiles, Apparel & Luxury Goods)	120	12,124
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	200	13,606
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,400	128,976
Quanta Services, Inc.* (Construction & Engineering)	240	8,506
Quest Diagnostics, Inc. (Health Care Providers & Services)	220	23,212
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	100	8,072
Range Resources Corp. (Oil, Gas & Consumable Fuels)	300	7,947
Raymond James Financial, Inc. (Capital Markets)	200	14,904
Raytheon Co. (Aerospace & Defense)	480	74,501
Realty Income Corp. (Equity Real Estate Investment Trusts)	440	25,674
Red Hat, Inc.* (Software)	280	24,662
Regency Centers Corp. (Equity Real Estate Investment Trusts)	240	15,163
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	120	46,619
Regions Financial Corp. (Banks)	1,960	26,950
Republic Services, Inc. - Class A (Commercial Services & Supplies)	380	23,936
Reynolds American, Inc. (Tobacco)	1,340	86,430
Robert Half International, Inc. (Professional Services)	200	9,210
Rockwell Automation, Inc. (Electrical Equipment)	200	31,470
Rockwell Collins, Inc. (Aerospace & Defense)	220	22,900
Roper Technologies, Inc. (Industrial Conglomerates)	160	34,992
Ross Stores, Inc. (Specialty Retail)	640	41,600
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	280	29,848
Ryder System, Inc. (Road & Rail)	80	5,433
S&P Global, Inc. (Capital Markets)	420	56,360
Salesforce.com, Inc.* (Software)	1,060	91,287
SCANA Corp. (Multi-Utilities)	240	15,914
Schlumberger, Ltd. (Energy Equipment & Services)	2,260	164,054
Scripps Networks Interactive, Inc. - Class A (Media)	160	11,955
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	480	20,222
Sealed Air Corp. (Containers & Packaging)	320	14,086
Sempra Energy (Multi-Utilities)	400	45,208
Signet Jewelers, Ltd. (Specialty Retail)	120	7,901
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	520	85,935
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	300	29,922
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	160	16,789
Snap-on, Inc. (Machinery)	100	16,753
Southwest Airlines Co. (Airlines)	1,000	56,220
Stanley Black & Decker, Inc. (Machinery)	240	32,676
Staples, Inc. (Specialty Retail)	1,060	10,356
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,360	141,742
State Street Corp. (Capital Markets)	580	48,662
Stericycle, Inc.* (Commercial Services & Supplies)	140	11,948
Stryker Corp. (Health Care Equipment & Supplies)	500	68,185
SunTrust Banks, Inc. (Banks)	800	45,448
Symantec Corp. (Software)	1,000	31,630
Synchrony Financial (Consumer Finance)	1,260	35,028
Synopsys, Inc.* (Software)	240	17,688
Sysco Corp. (Food & Staples Retailing)	800	42,296
T. Rowe Price Group, Inc. (Capital Markets)	400	28,356
Target Corp. (Multiline Retail)	900	50,265
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	580	44,874
TechnipFMC PLC* (Energy Equipment & Services)	760	22,899
TEGNA, Inc. (Media)	340	8,663
Teradata Corp.* (IT Services)	220	6,420
Tesoro Corp. (Oil, Gas & Consumable Fuels)	200	15,942
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,620	128,272
Textron, Inc. (Aerospace & Defense)	440	20,530
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,080	12,215
The Allstate Corp. (Insurance)	600	48,774
The Bank of New York Mellon Corp. (Capital Markets)	1,680	79,061
The Boeing Co. (Aerospace & Defense)	920	170,044
The Charles Schwab Corp. (Capital Markets)	1,980	76,923
The Clorox Co. (Household Products)	200	26,738
The Coca-Cola Co. (Beverages)	6,280	270,981
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	80	16,026
The Dow Chemical Co. (Chemicals)	1,820	114,295

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Estee Lauder Cos., Inc. - Class A (Personal Products)	360	$31,370
The Gap, Inc. (Specialty Retail)	360	9,432
The Goldman Sachs Group, Inc. (Capital Markets)	600	134,280
The Goodyear Tire & Rubber Co. (Auto Components)	400	14,492
The Hershey Co. (Food Products)	220	23,804
The Home Depot, Inc. (Specialty Retail)	1,980	309,078
The Interpublic Group of Cos., Inc. (Media)	640	15,085
The JM Smucker Co. - Class A (Food Products)	180	22,810
The Kraft Heinz Co. (Food Products)	960	86,774
The Kroger Co. (Food & Staples Retailing)	1,500	44,475
The Macerich Co. (Equity Real Estate Investment Trusts)	200	12,486
The Mosaic Co. (Chemicals)	560	15,081
The NASDAQ OMX Group, Inc. (Capital Markets)	180	12,397
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	80	147,746
The Procter & Gamble Co. (Household Products)	4,160	363,292
The Progressive Corp. (Insurance)	940	37,337
The Sherwin-Williams Co. (Chemicals)	140	46,855
The Southern Co. (Electric Utilities)	1,620	80,676
The TJX Cos., Inc. (Specialty Retail)	1,060	83,358
The Travelers Cos., Inc. (Insurance)	460	55,964
The Walt Disney Co. (Media)	2,360	272,816
The Western Union Co. (IT Services)	780	15,491
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,340	41,044
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	640	105,811
Tiffany & Co. (Specialty Retail)	180	16,497
Time Warner, Inc. (Media)	1,260	125,080
Torchmark Corp. (Insurance)	180	13,808
Total System Services, Inc. (IT Services)	260	14,901
Tractor Supply Co. (Specialty Retail)	220	13,620
TransDigm Group, Inc. (Aerospace & Defense)	80	19,738
Transocean, Ltd.* (Energy Equipment & Services)	640	7,059
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	180	8,102
Twenty-First Century Fox, Inc. - Class A (Media)	1,720	52,529
Twenty-First Century Fox, Inc. - Class B (Media)	800	23,888
Tyson Foods, Inc. - Class A (Food Products)	460	29,560
U.S. Bancorp (Banks)	2,580	132,302
UDR, Inc. (Equity Real Estate Investment Trusts)	440	16,430
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	100	28,144
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	300	6,447
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	300	5,823
Union Pacific Corp. (Road & Rail)	1,320	147,787
United Continental Holdings, Inc.* (Airlines)	460	32,297
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,120	120,355
United Rentals, Inc.* (Trading Companies & Distributors)	140	15,352
United Technologies Corp. (Aerospace & Defense)	1,220	145,168
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,540	269,314
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	140	16,906
Unum Group (Insurance)	380	17,605
V.F. Corp. (Textiles, Apparel & Luxury Goods)	540	29,500
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	740	47,811
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	160	14,518
Ventas, Inc. (Equity Real Estate Investment Trusts)	580	37,126
VeriSign, Inc.* (Internet Software & Services)	140	12,449
Verisk Analytics, Inc.* - Class A (Professional Services)	260	21,531
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,620	303,924
Vertex Pharmaceuticals, Inc.* (Biotechnology)	400	47,320
Viacom, Inc. - Class B (Media)	560	23,834
Visa, Inc. - Class A (IT Services)	3,020	275,483
Vornado Realty Trust (Equity Real Estate Investment Trusts)	280	26,947
Vulcan Materials Co. (Construction Materials)	220	26,594
W.W. Grainger, Inc. (Trading Companies & Distributors)	80	15,416
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,380	119,425
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,440	183,440
Waste Management, Inc. (Commercial Services & Supplies)	660	48,034
Waters Corp.* (Life Sciences Tools & Services)	140	23,785
WEC Energy Group, Inc. (Multi-Utilities)	520	31,470
Wells Fargo & Co. (Banks)	7,320	394,108
Welltower, Inc. (Equity Real Estate Investment Trusts)	580	41,435
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	460	40,972
WestRock Co. (Containers & Packaging)	400	21,424
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,220	41,321
Whirlpool Corp. (Household Durables)	120	22,282
Whole Foods Market, Inc. (Food & Staples Retailing)	520	18,912
Willis Towers Watson PLC (Insurance)	200	26,524
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	180	17,156
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	120	14,761
Xcel Energy, Inc. (Electric Utilities)	820	36,941
Xerox Corp. (Technology Hardware, Storage & Peripherals)	1,380	9,922
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	400	25,244

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
XL Group, Ltd. (Insurance)	440	$18,414
Xylem, Inc. (Machinery)	300	15,423
Yahoo!, Inc.* (Internet Software & Services)	1,420	68,458
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	540	35,505
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	320	38,288
Zions Bancorp (Banks)	320	12,810
Zoetis, Inc. (Pharmaceuticals)	800	44,888
TOTAL COMMON STOCKS (Cost $11,859,100)		33,241,573

	Principal Amount	Value
Repurchase Agreements(a)(b) (61.6%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $54,047,151	$54,044,000	$54,044,000
TOTAL REPURCHASE AGREEMENTS (Cost $54,044,000)		54,044,000

TOTAL INVESTMENT SECURITIES (Cost $65,903,100) - 99.5%		87,285,573
Net other assets (liabilities) - 0.5%		477,454

NET ASSETS - 100.0%		$87,763,027

†                           Number of shares is less than 0.50.

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $5,084,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	95	6/19/17	$11,306,188	$90,774

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	5/30/17	1.50%	$30,323,762	$(59,082)
S&P 500	UBS AG	5/30/17	1.35%	12,781,901	(24,851)
				$43,105,663	$(83,933)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Bull ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$758,963	0.9%
Air Freight & Logistics	229,056	0.3%
Airlines	194,102	0.2%
Auto Components	63,398	0.1%
Automobiles	165,527	0.2%
Banks	2,099,069	2.3%
Beverages	681,565	0.8%
Biotechnology	941,431	1.1%
Building Products	110,317	0.1%
Capital Markets	935,985	1.1%
Chemicals	707,679	0.8%
Commercial Services & Supplies	101,064	0.1%
Communications Equipment	353,616	0.4%
Construction & Engineering	30,780	NM
Construction Materials	48,613	0.1%
Consumer Finance	242,096	0.3%
Containers & Packaging	104,309	0.1%
Distributors	37,705	NM
Diversified Consumer Services	8,429	NM
Diversified Financial Services	522,050	0.6%
Diversified Telecommunication Services	751,186	0.9%
Electric Utilities	663,449	0.8%
Electrical Equipment	185,959	0.2%
Electronic Equipment, Instruments & Components	132,385	0.2%
Energy Equipment & Services	332,399	0.4%
Equity Real Estate Investment Trusts	946,815	1.1%
Food & Staples Retailing	673,213	0.8%
Food Products	505,408	0.6%
Health Care Equipment & Supplies	886,297	1.0%
Health Care Providers & Services	885,876	1.0%
Health Care Technology	31,080	NM
Hotels, Restaurants & Leisure	553,694	0.6%
Household Durables	149,724	0.2%
Household Products	589,826	0.7%
Independent Power & Renewable Electricity Producers	21,003	NM
Industrial Conglomerates	796,681	0.9%
Insurance	889,038	1.0%
Internet & Direct Marketing Retail	881,125	1.0%
Internet Software & Services	1,605,348	1.7%
IT Services	1,279,658	1.5%
Leisure Products	30,395	NM
Life Sciences Tools & Services	233,819	0.3%
Machinery	516,366	0.6%
Media	1,074,774	1.2%
Metals & Mining	88,508	0.1%
Multiline Retail	146,483	0.2%
Multi-Utilities	354,050	0.4%
Oil, Gas & Consumable Fuels	1,770,517	1.9%
Personal Products	44,936	0.1%
Pharmaceuticals	1,664,588	1.8%
Professional Services	80,013	0.1%
Real Estate Management & Development	17,189	NM
Road & Rail	314,640	0.4%
Semiconductors & Semiconductor Equipment	1,120,358	1.3%
Software	1,573,818	1.8%
Specialty Retail	810,289	0.9%
Technology Hardware, Storage & Peripherals	1,414,793	1.6%
Textiles, Apparel & Luxury Goods	222,999	0.3%
Tobacco	592,572	0.7%
Trading Companies & Distributors	52,215	0.1%
Water Utilities	22,333	NM
Other**	54,521,454	62.1%
Total	$87,763,027	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (73.4%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	3,984	$63,067
A.O. Smith Corp. (Building Products)	5,478	295,154
Aaron’s, Inc. (Specialty Retail)	2,241	80,542
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,494	194,698
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	2,739	119,366
ACI Worldwide, Inc.* (Software)	4,233	90,967
Acxiom Corp.* (IT Services)	2,988	86,353
AECOM Technology Corp.* (Construction & Engineering)	5,727	195,921
AGCO Corp. (Machinery)	2,490	159,335
Akorn, Inc.* (Pharmaceuticals)	3,237	108,278
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,743	80,195
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,739	368,723
Alleghany Corp.* (Insurance)	498	304,129
Allegheny Technologies, Inc. (Metals & Mining)	3,984	73,106
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	6,723	80,474
AMC Networks, Inc.* - Class A (Media)	1,992	118,883
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	4,980	236,002
American Eagle Outfitters, Inc. (Specialty Retail)	6,225	87,710
American Financial Group, Inc. (Insurance)	2,739	266,532
ANSYS, Inc.* (Software)	3,237	356,587
AptarGroup, Inc. (Containers & Packaging)	2,241	179,952
Aqua America, Inc. (Water Utilities)	6,474	214,225
ARRIS International PLC* (Communications Equipment)	6,972	181,202
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	3,237	228,209
Ashland Global Holdings, Inc. (Chemicals)	2,241	276,764
Aspen Insurance Holdings, Ltd. (Insurance)	2,241	117,316
Associated Banc-Corp. (Banks)	5,727	142,602
Atmos Energy Corp. (Gas Utilities)	3,984	322,784
Avis Budget Group, Inc.* (Road & Rail)	3,237	98,729
Avnet, Inc. (Electronic Equipment, Instruments & Components)	4,731	183,042
Avon Products, Inc.* (Personal Products)	16,185	78,497
BancorpSouth, Inc. (Banks)	3,237	98,567
Bank of Hawaii Corp. (Banks)	1,494	121,731
Bank of the Ozarks, Inc. (Banks)	3,486	165,480
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,494	104,132
Bemis Co., Inc. (Containers & Packaging)	3,486	156,626
Big Lots, Inc. (Multiline Retail)	1,743	88,003
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	747	163,040
Bio-Techne Corp. (Life Sciences Tools & Services)	1,494	159,978
Bioverativ, Inc.* (Biotechnology)	3,984	234,299
Black Hills Corp. (Multi-Utilities)	1,992	135,496
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,743	77,023
Broadridge Financial Solutions, Inc. (IT Services)	4,482	313,472
Brocade Communications Systems, Inc. (Communications Equipment)	15,189	190,926
Brown & Brown, Inc. (Insurance)	4,233	181,596
Brunswick Corp. (Leisure Products)	3,237	183,700
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	747	117,690
Cabela’s, Inc.* - Class A (Specialty Retail)	1,992	108,763
Cable One, Inc. (Media)	249	169,783
Cabot Corp. (Chemicals)	2,241	134,886
Cadence Design Systems, Inc.* (Software)	10,458	340,617
CalAtlantic Group, Inc. (Household Durables)	2,739	99,207
Camden Property Trust (Equity Real Estate Investment Trusts)	3,237	266,502
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	3,237	86,978
Carlisle Cos., Inc. (Industrial Conglomerates)	2,490	252,461
Carpenter Technology Corp. (Metals & Mining)	1,743	70,766
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,743	160,426
Casey’s General Stores, Inc. (Food & Staples Retailing)	1,494	167,432
Catalent, Inc.* (Pharmaceuticals)	4,731	138,523
Cathay General Bancorp, Inc. (Banks)	2,739	104,219
CDK Global, Inc. (Software)	5,478	356,125
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,743	156,347
Chemical Financial Corp. (Banks)	2,739	129,966
Chico’s FAS, Inc. (Specialty Retail)	4,731	65,382
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	498	83,066
Ciena Corp.* (Communications Equipment)	5,229	119,796
Cinemark Holdings, Inc. (Media)	3,984	172,108
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	2,490	160,232
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,992	115,755
CNO Financial Group, Inc. (Insurance)	6,474	136,407
Cognex Corp. (Electronic Equipment, Instruments & Components)	3,237	276,246
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	996	214,738
Commerce Bancshares, Inc. (Banks)	3,237	177,873
Commercial Metals Co. (Metals & Mining)	4,233	78,903
CommVault Systems, Inc.* (Software)	1,494	75,372
Compass Minerals International, Inc. (Metals & Mining)	1,245	82,170
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,474	98,275
Convergys Corp. (IT Services)	3,486	78,470
Cooper Tire & Rubber Co. (Auto Components)	1,992	76,294
Copart, Inc.* (Commercial Services & Supplies)	7,470	230,824
Corecivic, Inc. (Equity Real Estate Investment Trusts)	4,482	154,405
CoreLogic, Inc.* (IT Services)	3,237	138,349
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	3,735	122,284
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	15,438	131,069
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	996	159,549
Crane Co. (Machinery)	1,743	139,283

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	3,735	$81,722
CST Brands, Inc. (Specialty Retail)	2,739	132,266
Cullen/Frost Bankers, Inc. (Banks)	1,992	188,025
Curtiss-Wright Corp. (Aerospace & Defense)	1,743	162,901
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	12,201	170,936
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	2,739	149,659
Dana Holding Corp. (Auto Components)	5,229	101,547
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	3,486	176,252
Dean Foods Co. (Food Products)	3,486	68,814
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	1,245	74,190
Deluxe Corp. (Commercial Services & Supplies)	1,743	125,339
DeVry Education Group, Inc. (Diversified Consumer Services)	2,241	84,822
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	2,490	35,906
Dick’s Sporting Goods, Inc. (Specialty Retail)	3,237	163,630
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	2,739	77,240
Dillard’s, Inc. - Class A (Multiline Retail)	996	55,149
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,743	316,163
Domtar Corp. (Paper & Forest Products)	2,241	88,856
Donaldson Co., Inc. (Machinery)	4,980	230,474
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	5,478	206,356
Dril-Quip, Inc.* (Energy Equipment & Services)	1,494	77,016
DST Systems, Inc. (IT Services)	1,245	153,272
Duke Realty Corp. (Equity Real Estate Investment Trusts)	13,197	365,953
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	3,486	194,728
Dycom Industries, Inc.* (Construction & Engineering)	1,245	131,547
Eagle Materials, Inc. (Construction Materials)	1,743	167,276
East West Bancorp, Inc. (Banks)	5,229	283,779
Eaton Vance Corp. (Capital Markets)	4,233	181,723
Edgewell Personal Care Co.* (Personal Products)	2,241	160,209
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,739	106,191
EMCOR Group, Inc. (Construction & Engineering)	2,241	147,323
Endo International PLC* (Pharmaceuticals)	7,470	84,934
Energen Corp.* (Oil, Gas & Consumable Fuels)	3,486	181,237
Energizer Holdings, Inc. (Household Products)	2,241	132,734
EnerSys (Electrical Equipment)	1,494	124,166
Ensco PLCADR - Class A (Energy Equipment & Services)	11,205	88,407
EPR Properties (Equity Real Estate Investment Trusts)	2,490	181,048
Esterline Technologies Corp.* (Aerospace & Defense)	996	91,084
Everest Re Group, Ltd. (Insurance)	1,494	376,055
F.N.B. Corp. (Banks)	11,952	170,196
FactSet Research Systems, Inc. (Capital Markets)	1,494	243,910
Fair Isaac Corp. (Software)	1,245	168,673
Federated Investors, Inc. - Class B (Capital Markets)	3,486	93,495
First American Financial Corp. (Insurance)	3,984	172,945
First Horizon National Corp. (Banks)	8,715	159,920
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,233	119,117
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,988	88,295
Flowers Foods, Inc. (Food Products)	6,723	131,838
Fortinet, Inc.* (Software)	5,478	213,642
Frontier Communications Corp. (Diversified Telecommunication Services)	43,575	81,921
FTI Consulting, Inc.* (Professional Services)	1,494	51,677
Fulton Financial Corp. (Banks)	6,474	119,445
GameStop Corp. - Class A (Specialty Retail)	3,735	84,747
GATX Corp. (Trading Companies & Distributors)	1,494	89,491
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	2,241	151,850
Gentex Corp. (Auto Components)	10,707	221,099
Genworth Financial, Inc.* - Class A (Insurance)	18,426	74,441
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	2,739	83,074
Graco, Inc. (Machinery)	1,992	214,837
Graham Holdings Co. - Class B (Diversified Consumer Services)	249	149,823
Granite Construction, Inc. (Construction & Engineering)	1,494	78,749
Great Plains Energy, Inc. (Electric Utilities)	7,968	235,773
Greif, Inc. - Class A (Containers & Packaging)	996	58,386
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	5,976	94,899
Halyard Health, Inc.* (Health Care Equipment & Supplies)	1,743	68,849
Hancock Holding Co. (Banks)	3,237	151,168
Hawaiian Electric Industries, Inc. (Electric Utilities)	3,984	133,544
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,233	138,842
HealthSouth Corp. (Health Care Providers & Services)	3,237	151,815
Helen of Troy, Ltd.* (Household Durables)	996	93,624
Herman Miller, Inc. (Commercial Services & Supplies)	2,241	74,177
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	3,735	190,037
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	2,241	169,509
HNI Corp. (Commercial Services & Supplies)	1,743	81,503
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	6,474	182,177
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	5,976	190,216

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
HSN, Inc. (Internet & Direct Marketing Retail)	1,245	$45,941
Hubbell, Inc. (Electrical Equipment)	1,992	225,355
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	1,743	350,151
IDACORP, Inc. (Electric Utilities)	1,992	168,364
IDEX Corp. (Machinery)	2,739	286,939
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	1,992	89,640
Ingredion, Inc. (Food Products)	2,739	339,143
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,980	119,470
InterDigital, Inc. (Communications Equipment)	1,245	111,926
International Bancshares Corp. (Banks)	2,241	83,813
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	996	36,952
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	1,494	188,722
ITT, Inc. (Machinery)	3,237	136,375
J.C. Penney Co., Inc.* (Multiline Retail)	11,454	61,623
j2 Global, Inc. (Internet Software & Services)	1,743	157,288
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	6,723	195,101
Jack Henry & Associates, Inc. (IT Services)	2,988	289,597
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	1,245	126,953
Janus Capital Group, Inc. (Capital Markets)	5,229	71,428
JetBlue Airways Corp.* (Airlines)	12,450	271,784
John Wiley & Sons, Inc. - Class A (Media)	1,743	91,856
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,743	200,201
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	4,731	82,319
KB Home (Household Durables)	2,988	61,553
KBR, Inc. (Construction & Engineering)	5,229	73,467
Kemper Corp. (Insurance)	1,743	68,587
Kennametal, Inc. (Machinery)	2,988	124,241
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	6,474	242,322
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	3,735	263,430
Kirby Corp.* (Marine)	1,992	140,635
KLX, Inc.* (Aerospace & Defense)	1,992	94,222
Knowles Corp.* (Electronic Equipment, Instruments & Components)	3,237	57,392
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	2,988	215,345
Lamb Weston Holding, Inc. (Food Products)	5,229	218,311
Lancaster Colony Corp. (Food Products)	747	94,047
Landstar System, Inc. (Road & Rail)	1,494	127,662
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	4,233	120,894
Legg Mason, Inc. (Capital Markets)	3,237	120,999
Leidos Holdings, Inc. (IT Services)	5,229	275,359
Lennox International, Inc. (Building Products)	1,494	247,093
Liberty Property Trust (Equity Real Estate Investment Trusts)	5,478	222,242
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,743	136,634
LifePoint Health, Inc.* (Health Care Providers & Services)	1,494	92,852
Lincoln Electric Holdings, Inc. (Machinery)	2,241	199,516
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	747	115,150
LivaNova PLC* (Health Care Equipment & Supplies)	1,494	78,734
Live Nation Entertainment, Inc.* (Media)	4,980	160,157
LogMeIn, Inc. (Internet Software & Services)	1,992	225,096
Louisiana-Pacific Corp.* (Paper & Forest Products)	5,478	141,003
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	3,237	87,561
Manhattan Associates, Inc.* (Software)	2,490	116,258
ManpowerGroup, Inc. (Professional Services)	2,490	251,441
MarketAxess Holdings, Inc. (Capital Markets)	1,494	287,625
Masimo Corp.* (Health Care Equipment & Supplies)	1,743	179,076
MAXIMUS, Inc. (IT Services)	2,490	151,865
MB Financial, Inc. (Banks)	2,739	116,435
MDU Resources Group, Inc. (Multi-Utilities)	7,221	194,244
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	13,446	175,739
MEDNAX, Inc.* (Health Care Providers & Services)	3,486	210,415
Mercury General Corp. (Insurance)	1,245	76,555
Meredith Corp. (Media)	1,245	72,895
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	4,233	198,697
Minerals Technologies, Inc. (Chemicals)	1,245	97,982
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,494	74,386
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,494	136,701
MSA Safety, Inc. (Commercial Services & Supplies)	1,245	96,923
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	1,743	156,051
MSCI, Inc. - Class A (Capital Markets)	3,237	324,736
Murphy USA, Inc.* (Specialty Retail)	1,245	86,615
Nabors Industries, Ltd. (Energy Equipment & Services)	10,707	110,710
National Fuel Gas Co. (Gas Utilities)	3,237	179,265
National Instruments Corp. (Electronic Equipment, Instruments & Components)	3,984	139,081
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	5,478	231,281
NCR Corp.* (Technology Hardware, Storage & Peripherals)	4,731	195,153
NetScout Systems, Inc.* (Communications Equipment)	3,486	131,248
NeuStar, Inc.* - Class A (IT Services)	1,992	66,134
New Jersey Resources Corp. (Gas Utilities)	3,237	130,613
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	18,177	241,572
NewMarket Corp. (Chemicals)	249	117,204
Noble Corp. PLC (Energy Equipment & Services)	8,964	43,027
Nordson Corp. (Machinery)	1,992	249,398
NorthWestern Corp. (Multi-Utilities)	1,743	104,197

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NOW, Inc.* (Trading Companies & Distributors)	3,984	$67,768
Nu Skin Enterprises, Inc. - Class A (Personal Products)	1,743	96,266
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,992	144,440
NVR, Inc.* (Household Durables)	249	525,700
Oceaneering International, Inc. (Energy Equipment & Services)	3,735	98,567
Office Depot, Inc. (Specialty Retail)	19,173	95,290
OGE Energy Corp. (Electric Utilities)	7,470	259,807
Oil States International, Inc.* (Energy Equipment & Services)	1,992	59,262
Old Dominion Freight Line, Inc. (Road & Rail)	2,490	220,415
Old Republic International Corp. (Insurance)	8,964	185,376
Olin Corp. (Chemicals)	6,225	200,009
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	7,221	238,293
ONE Gas, Inc. (Gas Utilities)	1,992	137,109
Orbital ATK, Inc. (Aerospace & Defense)	2,241	221,859
Oshkosh Corp. (Machinery)	2,739	190,059
Owens & Minor, Inc. (Health Care Providers & Services)	2,241	77,651
Owens-Illinois, Inc.* (Containers & Packaging)	5,976	130,396
Packaging Corp. of America (Containers & Packaging)	3,486	344,347
PacWest Bancorp (Banks)	4,482	221,366
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	747	233,572
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	996	78,744
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,992	127,149
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	6,225	134,741
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	3,984	88,923
Pitney Bowes, Inc. (Commercial Services & Supplies)	6,972	92,658
Plantronics, Inc. (Communications Equipment)	1,245	67,977
PNM Resources, Inc. (Electric Utilities)	2,988	111,303
Polaris Industries, Inc. (Leisure Products)	2,241	191,067
PolyOne Corp. (Chemicals)	2,988	117,159
Pool Corp. (Distributors)	1,494	178,712
Post Holdings, Inc.* (Food Products)	2,490	209,633
Potlatch Corp. (Equity Real Estate Investment Trusts)	1,494	67,305
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,992	114,361
Primerica, Inc. (Insurance)	1,743	146,063
PrivateBancorp, Inc. (Banks)	2,988	172,617
Prosperity Bancshares, Inc. (Banks)	2,490	167,328
PTC, Inc.* (Software)	4,233	228,794
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	8,964	105,865
Quality Care Properties* (Equity Real Estate Investment Trusts)	3,486	60,482
Rayonier, Inc. (Equity Real Estate Investment Trusts)	4,482	126,482
Regal Beloit Corp. (Electrical Equipment)	1,743	137,436
Reinsurance Group of America, Inc. (Insurance)	2,490	311,350
Reliance Steel & Aluminum Co. (Metals & Mining)	2,739	215,888
RenaissanceRe Holdings, Ltd. (Insurance)	1,494	212,402
ResMed, Inc. (Health Care Equipment & Supplies)	5,229	355,520
Rollins, Inc. (Commercial Services & Supplies)	3,486	135,361
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	4,731	66,565
Royal Gold, Inc. (Metals & Mining)	2,490	175,993
RPM International, Inc. (Chemicals)	4,980	261,749
Sabre Corp. (IT Services)	7,719	180,702
Sally Beauty Holdings, Inc.* (Specialty Retail)	5,229	99,456
Science Applications International Corp. (IT Services)	1,743	127,222
SEI Investments Co. (Capital Markets)	4,980	252,536
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	8,715	187,547
Sensient Technologies Corp. (Chemicals)	1,743	142,577
Service Corp. International (Diversified Consumer Services)	6,972	224,638
Signature Bank* (Banks)	1,992	275,792
Silgan Holdings, Inc. (Containers & Packaging)	1,494	90,566
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,494	106,298
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	4,980	125,745
SLM Corp.* (Consumer Finance)	15,936	199,837
SM Energy Co. (Oil, Gas & Consumable Fuels)	3,735	84,374
Snyder’s-Lance, Inc. (Food Products)	3,237	114,137
Sonoco Products Co. (Containers & Packaging)	3,735	195,378
Sotheby’s* - Class A (Diversified Consumer Services)	1,743	82,548
Southwest Gas Corp. (Gas Utilities)	1,743	145,994
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	18,675	140,249
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	4,731	105,549
Steel Dynamics, Inc. (Metals & Mining)	8,964	323,959
STERIS PLC (Health Care Equipment & Supplies)	3,237	238,891
Stifel Financial Corp.* (Capital Markets)	2,490	121,686
Superior Energy Services, Inc.* (Energy Equipment & Services)	5,727	69,182
SVB Financial Group* (Banks)	1,992	350,473
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,245	68,189
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	996	107,996
Synovus Financial Corp. (Banks)	4,482	187,348
Take-Two Interactive Software, Inc.* (Software)	3,735	234,745
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	3,486	108,728
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	2,241	140,175
TCF Financial Corp. (Banks)	6,225	102,775

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	1,245	$119,084
Teledyne Technologies, Inc.* (Aerospace & Defense)	1,245	167,863
Teleflex, Inc. (Health Care Equipment & Supplies)	1,743	360,609
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	3,486	95,726
Tempur Sealy International, Inc.* (Household Durables)	1,743	81,834
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,988	46,822
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	7,470	263,466
Terex Corp. (Machinery)	3,984	139,360
Texas Capital Bancshares, Inc.* (Banks)	1,743	132,642
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	2,490	116,731
The Boston Beer Co., Inc.* - Class A (Beverages)	249	35,943
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,743	111,831
The Chemours Co. (Chemicals)	6,723	270,870
The Dun & Bradstreet Corp. (Professional Services)	1,494	163,757
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	4,233	141,044
The Hain Celestial Group, Inc.* (Food Products)	3,735	138,158
The Hanover Insurance Group, Inc. (Insurance)	1,494	131,875
The Michaels Cos., Inc.* (Specialty Retail)	4,233	98,883
The New York Times Co. - Class A (Media)	4,482	64,765
The Scotts Miracle-Gro Co. - Class A (Chemicals)	1,743	168,374
The Timken Co. (Machinery)	2,490	120,143
The Toro Co. (Machinery)	3,984	258,641
The Ultimate Software Group, Inc.* (Software)	996	201,859
The Valspar Corp. (Chemicals)	2,739	307,973
The Wendy’s Co. (Hotels, Restaurants & Leisure)	7,221	106,438
Thor Industries, Inc. (Automobiles)	1,743	167,642
Time, Inc. (Media)	3,735	56,772
Toll Brothers, Inc. (Household Durables)	5,478	197,153
Tootsie Roll Industries, Inc. (Food Products)	747	27,900
TreeHouse Foods, Inc.* (Food Products)	1,992	174,499
TRI Pointe Group, Inc.* (Household Durables)	5,478	68,201
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	9,462	335,239
Trinity Industries, Inc. (Machinery)	5,727	154,056
Trustmark Corp. (Banks)	2,490	82,718
Tupperware Brands Corp. (Household Durables)	1,992	143,046
Tyler Technologies, Inc.* (Software)	1,245	203,670
UGI Corp. (Gas Utilities)	6,474	324,736
UMB Financial Corp. (Banks)	1,743	126,350
Umpqua Holdings Corp. (Banks)	8,217	145,194
United Bankshares, Inc. (Banks)	3,984	158,962
United Natural Foods, Inc.* (Food & Staples Retailing)	1,992	82,728
United States Steel Corp. (Metals & Mining)	6,474	144,500
United Therapeutics Corp.* (Biotechnology)	1,743	219,095
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	5,727	157,263
Urban Edge Properties (Equity Real Estate Investment Trusts)	3,486	88,893
Urban Outfitters, Inc.* (Specialty Retail)	3,237	74,063
Valley National Bancorp (Banks)	9,711	114,201
Valmont Industries, Inc. (Construction & Engineering)	747	113,805
VCA, Inc.* (Health Care Providers & Services)	2,988	273,611
Vectren Corp. (Multi-Utilities)	2,988	177,547
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	4,233	78,480
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,984	127,568
ViaSat, Inc.* (Communications Equipment)	1,992	127,548
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	4,980	81,423
W.R. Berkley Corp. (Insurance)	3,486	236,978
Wabtec Corp. (Machinery)	3,237	271,552
Washington Federal, Inc. (Thrifts & Mortgage Finance)	3,237	109,087
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	6,972	61,354
Watsco, Inc. (Trading Companies & Distributors)	1,245	172,805
WebMD Health Corp.* (Internet Software & Services)	1,494	81,020
Webster Financial Corp. (Banks)	3,486	177,124
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	4,482	146,875
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,743	267,394
Werner Enterprises, Inc. (Road & Rail)	1,743	47,584
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	2,739	252,070
Westar Energy, Inc. (Electric Utilities)	5,229	272,064
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	2,988	103,056
WEX, Inc.* (IT Services)	1,494	151,581
WGL Holdings, Inc. (Gas Utilities)	1,992	164,260
Williams-Sonoma, Inc. (Specialty Retail)	2,988	161,501
Wintrust Financial Corp. (Banks)	1,992	141,153
Woodward, Inc. (Machinery)	1,992	134,799
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,490	91,707
Worthington Industries, Inc. (Metals & Mining)	1,743	75,821
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	14,691	175,264
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	1,992	187,786
TOTAL COMMON STOCKS (Cost $49,633,168)		61,983,414

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(b) (27.0%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $22,768,328	$22,767,000	$22,767,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,767,000)		22,767,000

TOTAL INVESTMENT SECURITIES (Cost $72,400,168) - 100.4%		84,750,414
Net other assets (liabilities) - (0.4)%		(370,601)

NET ASSETS - 100.0%		$84,379,813

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $2,759,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	16	6/19/17	$2,767,520	$32,208

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	5/30/17	1.40%	$3,504,919	$(33,798)
S&P MidCap 400	UBS AG	5/30/17	1.40%	16,242,580	(156,626)
				$19,747,499	$(190,424)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Mid-Cap ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$1,088,080	1.3%
Airlines	271,784	0.3%
Auto Components	398,940	0.5%
Automobiles	167,642	0.2%
Banks	4,769,261	5.6%
Beverages	35,943	NM
Biotechnology	453,394	0.5%
Building Products	542,247	0.6%
Capital Markets	1,698,138	2.0%
Chemicals	2,095,547	2.5%
Commercial Services & Supplies	952,540	1.1%
Communications Equipment	930,623	1.1%
Construction & Engineering	740,812	0.9%
Construction Materials	167,276	0.2%
Consumer Finance	199,837	0.2%
Containers & Packaging	1,155,651	1.4%
Distributors	178,712	0.2%
Diversified Consumer Services	541,831	0.6%
Diversified Telecommunication Services	81,921	0.1%
Electric Utilities	1,180,855	1.4%
Electrical Equipment	486,957	0.6%
Electronic Equipment, Instruments & Components	2,854,143	3.4%
Energy Equipment & Services	783,383	0.9%
Equity Real Estate Investment Trusts	5,798,479	6.7%
Food & Staples Retailing	355,709	0.4%
Food Products	1,516,480	1.8%
Gas Utilities	1,404,761	1.7%
Health Care Equipment & Supplies	2,494,193	3.0%
Health Care Providers & Services	1,314,312	1.6%
Health Care Technology	80,474	0.1%
Hotels, Restaurants & Leisure	1,759,439	2.1%
Household Durables	1,270,318	1.5%
Household Products	132,734	0.2%
Industrial Conglomerates	252,461	0.3%
Insurance	2,998,607	3.6%
Internet & Direct Marketing Retail	45,941	0.1%
Internet Software & Services	463,404	0.5%
IT Services	2,012,376	2.4%
Leisure Products	374,767	0.4%
Life Sciences Tools & Services	696,154	0.8%
Machinery	3,009,008	3.6%
Marine	140,635	0.2%
Media	907,219	1.1%
Metals & Mining	1,241,106	1.5%
Multiline Retail	204,775	0.2%
Multi-Utilities	611,484	0.7%
Oil, Gas & Consumable Fuels	1,346,027	1.6%
Paper & Forest Products	229,859	0.3%
Personal Products	334,972	0.4%
Pharmaceuticals	446,096	0.5%
Professional Services	466,875	0.6%
Real Estate Management & Development	280,396	0.3%
Road & Rail	646,240	0.8%
Semiconductors & Semiconductor Equipment	1,521,574	1.8%
Software	2,587,309	3.1%
Specialty Retail	1,338,848	1.6%
Technology Hardware, Storage & Peripherals	335,460	0.4%
Textiles, Apparel & Luxury Goods	442,680	0.5%
Thrifts & Mortgage Finance	350,659	0.4%
Trading Companies & Distributors	486,115	0.6%
Water Utilities	214,225	0.3%
Wireless Telecommunication Services	95,726	0.1%
Other**	22,396,399	26.6%
Total	$84,379,813	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (61.2%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	336	$3,612
2U, Inc.* (Internet Software & Services)	280	12,712
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	784	12,411
8x8, Inc.* (Software)	672	9,778
A. Schulman, Inc. (Chemicals)	224	7,090
A10 Networks, Inc.* (Software)	504	4,082
AAON, Inc. (Building Products)	280	10,262
AAR Corp. (Aerospace & Defense)	280	10,077
Aaron’s, Inc. (Specialty Retail)	504	18,114
Abercrombie & Fitch Co. - Class A (Specialty Retail)	504	6,043
ABM Industries, Inc. (Commercial Services & Supplies)	392	16,930
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,960	3,665
Acacia Research Corp.* (Professional Services)	616	3,357
Acadia Realty Trust (Equity Real Estate Investment Trusts)	504	14,656
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	224	6,115
Acceleron Pharma, Inc.* (Biotechnology)	224	7,396
ACCO Brands Corp.* (Commercial Services & Supplies)	784	11,172
Accuray, Inc.* (Health Care Equipment & Supplies)	784	3,567
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	728	1,893
Aceto Corp. (Health Care Providers & Services)	224	3,550
Achillion Pharmaceuticals, Inc.* (Biotechnology)	896	3,055
ACI Worldwide, Inc.* (Software)	784	16,848
Acorda Therapeutics, Inc.* (Biotechnology)	336	5,426
Actua Corp.* (Internet Software & Services)	392	5,488
Actuant Corp. - Class A (Machinery)	448	12,230
Acxiom Corp.* (IT Services)	560	16,184
ADTRAN, Inc. (Communications Equipment)	392	7,840
Aduro Biotech, Inc.* (Biotechnology)	336	3,242
Advanced Drainage Systems, Inc. (Building Products)	280	6,454
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	280	20,664
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,424	58,838
Advaxis, Inc.* (Biotechnology)	392	3,356
Adverum Biotechnologies, Inc.* (Biotechnology)	560	1,596
Aegion Corp.* (Construction & Engineering)	280	6,390
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	224	9,867
Aerohive Networks, Inc.* (Communications Equipment)	336	1,300
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	448	10,040
Aevi Genomic Medicine, Inc.* (Biotechnology)	392	627
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	280	5,306
Agenus, Inc.* (Biotechnology)	784	2,815
Agree Realty Corp. (Equity Real Estate Investment Trusts)	168	8,145
AgroFresh Solutions, Inc.* (Chemicals)	392	2,199
Aimmune Therapeutics, Inc.* (Biotechnology)	280	5,443
Air Transport Services Group, Inc.* (Air Freight & Logistics)	448	8,239
Aircastle, Ltd. (Trading Companies & Distributors)	392	9,259
AK Steel Holding Corp.* (Metals & Mining)	1,792	11,361
Akebia Therapeutics, Inc.* (Biotechnology)	392	5,167
Albany International Corp. - Class A (Machinery)	224	10,920
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	280	4,483
Alder Biopharmaceuticals, Inc.* (Biotechnology)	336	6,737
Alexander & Baldwin, Inc. (Real Estate Management & Development)	336	15,460
Allegheny Technologies, Inc. (Metals & Mining)	784	14,386
ALLETE, Inc. (Electric Utilities)	336	23,490
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	392	4,739
Altisource Residential Corp. (Mortgage Real Estate Investment Trusts)	504	7,248
Altra Industrial Motion Corp. (Machinery)	224	9,890
AMAG Pharmaceuticals, Inc.* (Biotechnology)	280	6,832
Ambac Financial Group, Inc.* (Insurance)	392	7,617
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	224	12,593
Amedisys, Inc.* (Health Care Providers & Services)	224	12,141
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	280	11,992
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	560	9,850
American Eagle Outfitters, Inc. (Specialty Retail)	1,176	16,570
American Equity Investment Life Holding Co. (Insurance)	616	14,612
American Outdoor Brands Corp.* (Leisure Products)	392	8,683
American Software, Inc. - Class A (Software)	280	3,072
American States Water Co. (Water Utilities)	280	12,466
American Vanguard Corp. (Chemicals)	280	4,690
Ameris Bancorp (Banks)	280	13,188
Amicus Therapeutics, Inc.* (Biotechnology)	1,064	8,172
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	840	9,895
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	336	13,726
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	336	5,074
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	672	376
Amplify Snack Brands, Inc.* (Food Products)	280	2,520
Anavex Life Sciences Corp.* (Biotechnology)	504	2,838
Angie’s List, Inc.* (Internet Software & Services)	448	2,634

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	280		$4,346
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	224		18,267
Anthera Pharmaceuticals, Inc.* (Biotechnology)	672		222
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	896		5,251
Apogee Enterprises, Inc. (Building Products)	224		12,208
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	448		8,642
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	280		17,920
Aptevo Therapeutics, Inc.* (Biotechnology)	112		224
Aratana Therapeutics, Inc.* (Pharmaceuticals)	448		2,778
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	616		2,267
ArcBest Corp. (Road & Rail)	224		5,925
Archrock, Inc. (Energy Equipment & Services)	616		7,269
Ardelyx, Inc.* (Biotechnology)	336		4,502
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,296		3,077
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	280		3,872
Argo Group International Holdings, Ltd. (Insurance)	224		14,773
Arlington Asset Investment Corp. - Class A (Capital Markets)	224		3,261
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	280		3,993
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	280		6,740
Armstrong Flooring, Inc.* (Building Products)	224		4,299
Array BioPharma, Inc.* (Biotechnology)	1,344		11,652
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	616		955
Ascena Retail Group, Inc.* (Specialty Retail)	1,288		5,036
Ashford Hospitality Prime, Inc. (Equity Real Estate Investment Trusts)	280		2,965
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	728		4,550
Aspen Technology, Inc.* (Software)	560		34,433
Asterias Biotherapeutics, Inc.* (Biotechnology)	616		2,279
Astoria Financial Corp. (Thrifts & Mortgage Finance)	672		13,702
Atara Biotherapeutics, Inc.* (Biotechnology)	224		3,830
Athersys, Inc.* (Biotechnology)	1,176		1,740
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	1,344		3,360
Atlantica Yield PLC (Independent Power & Renewable Electricity Producers)	448		9,336
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	168		9,744
AtriCure, Inc.* (Health Care Equipment & Supplies)	280		5,740
Atwood Oceanics, Inc.* (Energy Equipment & Services)	504		3,946
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	448		2,511
Avista Corp. (Multi-Utilities)	448		18,072
Avon Products, Inc.* (Personal Products)	3,136		15,210
AVX Corp. (Electronic Equipment, Instruments & Components)	392		6,629
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	280		5,390
AxoGen, Inc.* (Health Care Equipment & Supplies)	336		4,099
Axon Enterprise, Inc.* (Aerospace & Defense)	392		9,635
Axovant Sciences, Ltd.* (Biotechnology)	280		6,787
AZZ, Inc. (Electrical Equipment)	168		9,920
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	448		10,703
B&G Foods, Inc. - Class A (Food Products)	448		18,816
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	336		3,148
Balchem Corp. (Chemicals)	224		18,180
Banc of California, Inc. (Banks)	392		8,506
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	224		6,424
BancorpSouth, Inc. (Banks)	616		18,757
Bank Mutual Corp. (Thrifts & Mortgage Finance)	448		4,122
Bank of the Ozarks, Inc. (Banks)	560		26,583
Bankrate, Inc.* (Internet Software & Services)	448		4,749
Banner Corp. (Banks)	224		12,365
Barnes & Noble Education, Inc.* (Specialty Retail)	392		4,081
Barnes & Noble, Inc. (Specialty Retail)	504		4,309
Barnes Group, Inc. (Machinery)	336		18,470
Barracuda Networks, Inc.* (Software)	224		4,554
Bazaarvoice, Inc.* (Internet Software & Services)	896		4,211
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	392		19,431
Beazer Homes USA, Inc.* (Household Durables)	392		4,865
Belden, Inc. (Electronic Equipment, Instruments & Components)	280		19,516
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	672		8,333
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	392		12,426
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	560		8,960
Berkshire Hills Bancorp, Inc. (Banks)	224		8,400
BGC Partners, Inc. - Class A (Capital Markets)	1,512		17,207
Big Lots, Inc. (Multiline Retail)	336		16,965
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	504		1,935
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	952		6,036
Bio-Path Holdings, Inc.* (Pharmaceuticals)	1,120		707
BioScrip, Inc.* (Health Care Providers & Services)	896		1,362
Biostage, Inc.* (Biotechnology)	—	†	—	§
BioTelemetry, Inc.* (Health Care Providers & Services)	280		9,212

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
BioTime, Inc.* (Biotechnology)	952	$3,237
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	168	7,577
Black Hills Corp. (Multi-Utilities)	336	22,855
Blackbaud, Inc. (Software)	336	27,017
Blackhawk Network Holdings, Inc.* (IT Services)	392	15,856
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	784	17,005
Blucora, Inc.* (Internet Software & Services)	392	7,232
Blue Hills Bancorp, Inc. (Banks)	224	4,054
Bluebird Bio, Inc.* (Biotechnology)	280	24,906
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	448	10,438
BNC Bancorp (Banks)	280	9,366
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	392	5,602
Boise Cascade Co.* (Paper & Forest Products)	336	10,248
Boston Private Financial Holdings, Inc. (Banks)	616	9,610
Bottomline Technologies, Inc.* (Software)	336	7,829
Box, Inc.* - Class A (Internet Software & Services)	448	7,724
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	616	13,971
Brady Corp. - Class A (Commercial Services & Supplies)	336	13,087
Briggs & Stratton Corp. (Machinery)	336	8,397
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	280	21,314
Brightcove, Inc.* (Internet Software & Services)	336	2,923
Bristow Group, Inc. (Energy Equipment & Services)	336	4,492
BroadSoft, Inc.* (Software)	224	8,602
Brookline Bancorp, Inc. (Banks)	560	8,148
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	560	14,146
Builders FirstSource, Inc.* (Building Products)	672	10,759
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	168	13,163
CACI International, Inc.* - Class A (IT Services)	168	19,824
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	448	7,818
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	504	5,594
Caesarstone, Ltd.* (Building Products)	168	6,670
CalAmp Corp.* (Communications Equipment)	336	6,028
Caleres, Inc. (Specialty Retail)	336	9,684
Calgon Carbon Corp. (Chemicals)	392	5,704
California Resources Corp.* (Oil, Gas & Consumable Fuels)	280	3,276
California Water Service Group (Water Utilities)	336	11,995
Calix, Inc.* (Communications Equipment)	448	3,002
Callaway Golf Co. (Leisure Products)	728	8,627
Callidus Software, Inc.* (Software)	448	9,430
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	896	10,609
Cal-Maine Foods, Inc.* (Food Products)	224	8,456
Cambrex Corp.* (Life Sciences Tools & Services)	224	13,294
Cantel Medical Corp. (Health Care Equipment & Supplies)	224	16,668
Capital Senior Living Corp.* (Health Care Providers & Services)	280	3,912
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	896	13,108
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	728	8,110
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	280	8,364
Cardtronics PLC* - Class A (IT Services)	336	13,971
Career Education Corp.* (Diversified Consumer Services)	672	6,821
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	448	7,625
Carpenter Technology Corp. (Metals & Mining)	336	13,642
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	392	9,859
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	336	4,704
Cascade Bancorp* (Banks)	448	3,351
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	392	5,900
Castlight Health, Inc.* - Class B (Health Care Technology)	560	2,156
Catalent, Inc.* (Pharmaceuticals)	672	19,675
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	336	3,935
Cathay General Bancorp, Inc. (Banks)	504	19,177
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	448	30,845
CBIZ, Inc.* (Professional Services)	448	7,056
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,232	11,396
CECO Environmental Corp. (Commercial Services & Supplies)	336	3,793
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	728	3,917
Celadon Group, Inc. (Road & Rail)	280	1,106
Celldex Therapeutics, Inc.* (Biotechnology)	896	2,984
Cempra, Inc.* (Pharmaceuticals)	336	1,445
CenterState Banks, Inc. (Banks)	392	9,890
Central European Media Enterprises, Ltd.* - Class A (Media)	1,064	4,362
Central Garden & Pet Co.* - Class A (Household Products)	280	9,864
Central Pacific Financial Corp. (Banks)	224	7,007
Century Aluminum Co.* (Metals & Mining)	504	6,875
Cerus Corp.* (Health Care Equipment & Supplies)	840	3,654
ChannelAdvisor Corp.* (Internet Software & Services)	224	2,643
Chart Industries, Inc.* (Machinery)	224	8,178
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	280	5,421
Chegg, Inc.* (Diversified Consumer Services)	784	7,064
Chemical Financial Corp. (Banks)	448	21,258
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	448	10,443
Chico’s FAS, Inc. (Specialty Retail)	952	13,157

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Chimerix, Inc.* (Biotechnology)	616	$3,684
ChromaDex Corp.* (Life Sciences Tools & Services)	616	1,916
Ciena Corp.* (Communications Equipment)	952	21,810
Cimpress N.V.* (Internet Software & Services)	168	13,789
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	336	6,334
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	448	28,829
Citizens, Inc.* (Insurance)	448	3,158
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	952	2,323
Cliffs Natural Resources, Inc.* (Metals & Mining)	1,400	9,408
Clovis Oncology, Inc.* (Biotechnology)	280	16,209
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	504	6,779
CNO Financial Group, Inc. (Insurance)	1,232	25,958
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,304	1,292
CoBiz Financial, Inc. (Banks)	336	5,520
Codexis, Inc.* (Chemicals)	504	2,218
Coeur Mining, Inc.* (Metals & Mining)	1,120	10,147
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	280	12,599
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	168	36,221
Coherus Biosciences, Inc.* (Biotechnology)	280	5,376
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	280	5,244
Colony Starwood Homes (Equity Real Estate Investment Trusts)	448	15,487
Columbia Banking System, Inc. (Banks)	392	15,488
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	168	9,512
Comfort Systems USA, Inc. (Construction & Engineering)	280	10,276
Commercial Metals Co. (Metals & Mining)	784	14,614
Community Bank System, Inc. (Banks)	280	15,666
Community Health Systems, Inc.* (Health Care Providers & Services)	784	6,750
CommVault Systems, Inc.* (Software)	280	14,126
ConforMIS, Inc.* (Health Care Equipment & Supplies)	448	2,518
CONMED Corp. (Health Care Equipment & Supplies)	224	11,012
ConnectOne Bancorp, Inc. (Banks)	280	6,216
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	392	9,279
Continental Building Products, Inc.* (Building Products)	280	6,818
Convergys Corp. (IT Services)	616	13,866
Cooper Tire & Rubber Co. (Auto Components)	392	15,014
Corcept Therapeutics, Inc.* (Pharmaceuticals)	728	6,945
Core-Mark Holding Co., Inc. (Distributors)	336	11,767
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	224	21,918
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	1,288	1,623
Cornerstone OnDemand, Inc.* (Internet Software & Services)	336	13,198
Costamare, Inc. (Marine)	280	1,887
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,456	12,361
Cowen Group, Inc.* - Class A (Capital Markets)	224	3,562
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	280	5,012
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	560	3,489
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	280	3,912
CryoLife, Inc.* (Health Care Equipment & Supplies)	336	6,098
CSG Systems International, Inc. (IT Services)	224	8,402
CTS Corp. (Electronic Equipment, Instruments & Components)	280	6,188
Cubic Corp. (Aerospace & Defense)	168	8,719
Curis, Inc.* (Biotechnology)	1,568	3,795
Curtiss-Wright Corp. (Aerospace & Defense)	280	26,169
Customers Bancorp, Inc.* (Banks)	224	6,928
CVB Financial Corp. (Banks)	728	15,681
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	1,120	9,554
Cytokinetics, Inc.* (Biotechnology)	392	6,429
CytRx Corp.* (Biotechnology)	1,008	513
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	448	4,238
Dana Holding Corp. (Auto Components)	1,064	20,663
Darling Ingredients, Inc.* (Food Products)	1,120	16,946
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	280	17,923
Dean Foods Co. (Food Products)	672	13,265
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	224	13,348
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	224	3,853
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	280	3,682
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	504	12,131
Deluxe Corp. (Commercial Services & Supplies)	336	24,163
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,520	5,594
Denny’s Corp.* (Hotels, Restaurants & Leisure)	616	7,823
Depomed, Inc.* (Pharmaceuticals)	448	5,372
Destination XL Group, Inc.* (Specialty Retail)	504	1,285
DeVry Education Group, Inc. (Diversified Consumer Services)	448	16,957
DHI Group, Inc.* (Internet Software & Services)	504	1,940
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	840	4,024
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,400	15,414
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	448	12,634
Digi International, Inc.* (Communications Equipment)	280	3,472

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
DigitalGlobe, Inc.* (Aerospace & Defense)	448	$14,426
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	280	5,446
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	336	7,859
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	336	5,242
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	336	3,054
Dorman Products, Inc.* (Auto Components)	168	13,969
Douglas Dynamics, Inc. (Machinery)	168	5,359
DSW, Inc. - Class A (Specialty Retail)	504	10,392
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	504	25,980
Durect Corp.* (Pharmaceuticals)	1,904	1,671
Dycom Industries, Inc.* (Construction & Engineering)	224	23,668
Dynavax Technologies Corp.* (Biotechnology)	336	1,865
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	840	5,393
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	504	3,488
Eagle Bancorp, Inc.* (Banks)	224	13,418
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	224	4,507
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	224	17,528
Ebix, Inc. (Software)	168	10,366
Echo Global Logistics, Inc.* (Air Freight & Logistics)	224	4,200
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	616	1,238
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	448	17,369
Egalet Corp.* (Pharmaceuticals)	392	1,497
El Paso Electric Co. (Electric Utilities)	280	14,448
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	280	5,355
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	392	2,736
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	336	15,382
Ellie Mae, Inc.* (Software)	224	22,794
EMCOR Group, Inc. (Construction & Engineering)	392	25,769
EMCORE Corp. (Communications Equipment)	392	3,528
Emergent BioSolutions, Inc.* (Biotechnology)	224	6,700
Employers Holdings, Inc. (Insurance)	224	8,960
Encore Capital Group, Inc.* (Consumer Finance)	224	7,470
Endocyte, Inc.* (Pharmaceuticals)	616	1,417
Endologix, Inc.* (Health Care Equipment & Supplies)	616	4,614
Endurance International Group Holdings, Inc.* (Internet Software & Services)	504	3,830
Energy Recovery, Inc.* (Machinery)	392	3,308
EnerNOC, Inc.* (Software)	392	2,215
EnerSys (Electrical Equipment)	280	23,271
Ennis, Inc. (Commercial Services & Supplies)	224	3,942
Enova International, Inc.* (Consumer Finance)	336	4,771
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	1,008	24,998
Entercom Communications Corp. - Class A (Media)	280	3,542
Entravision Communications Corp. - Class A (Media)	616	3,819
Envestnet, Inc.* (Internet Software & Services)	280	9,744
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	504	4,435
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	448	2,025
EPAM Systems, Inc.* (IT Services)	336	25,872
Epizyme, Inc.* (Biotechnology)	392	7,076
Eros International PLC* (Media)	280	2,786
ESCO Technologies, Inc. (Machinery)	168	9,887
Essendant, Inc. (Commercial Services & Supplies)	280	4,676
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	560	20,726
Esterline Technologies Corp.* (Aerospace & Defense)	224	20,485
Ethan Allen Interiors, Inc. (Household Durables)	224	6,675
Etsy, Inc.* (Internet & Direct Marketing Retail)	784	8,436
EverBank Financial Corp. (Thrifts & Mortgage Finance)	728	14,196
Evercore Partners, Inc. - Class A (Capital Markets)	280	20,650
EVERTEC, Inc. (IT Services)	504	7,988
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	392	3,136
Exact Sciences Corp.* (Biotechnology)	728	21,847
Exar Corp.* (Semiconductors & Semiconductor Equipment)	448	5,828
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,904	933
Exelixis, Inc.* (Biotechnology)	1,624	36,377
ExlService Holdings, Inc.* (IT Services)	224	10,687
Exponent, Inc. (Professional Services)	168	10,273
Express, Inc.* (Specialty Retail)	560	4,833
Exterran Corp.* (Energy Equipment & Services)	336	9,196
Extreme Networks, Inc.* (Communications Equipment)	1,008	7,878
EZCORP, Inc.* - Class A (Consumer Finance)	504	4,561
F.N.B. Corp. (Banks)	1,456	20,733
Fabrinet* (Electronic Equipment, Instruments & Components)	280	9,708
Fair Isaac Corp. (Software)	224	30,347
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	616	3,179
Farmers National Banc Corp. (Banks)	280	4,004
FCB Financial Holdings, Inc.* - Class A (Banks)	224	10,584
Federal Signal Corp. (Machinery)	504	7,867
FelCor Lodging Trust, Inc. (Equity Real Estate Investment Trusts)	1,064	8,246
Ferro Corp.* (Chemicals)	616	11,039
Ferroglobe PLC (Metals & Mining)	560	5,404

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
FibroGen, Inc.* (Biotechnology)	392	$10,976
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	224	5,454
Financial Engines, Inc. (Capital Markets)	392	16,660
Finisar Corp.* (Communications Equipment)	784	17,907
First BanCorp.* (Banks)	1,064	6,256
First Busey Corp. (Banks)	280	8,386
First Commonwealth Financial Corp. (Banks)	728	9,398
First Financial Bancorp (Banks)	448	12,387
First Financial Bankshares, Inc. (Banks)	448	17,898
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	784	22,062
First Merchants Corp. (Banks)	336	13,904
First Midwest Bancorp, Inc. (Banks)	560	12,718
First Potomac Realty Trust (Equity Real Estate Investment Trusts)	504	5,544
FirstCash, Inc. (Consumer Finance)	224	11,637
Five Below, Inc.* (Specialty Retail)	392	19,255
Five Prime Therapeutics, Inc.* (Biotechnology)	224	7,809
Five9, Inc.* (Internet Software & Services)	336	6,130
Flotek Industries, Inc.* (Chemicals)	448	5,380
Fluidigm Corp.* (Life Sciences Tools & Services)	336	1,660
Flushing Financial Corp. (Banks)	224	6,604
FNFV Group* (Diversified Financial Services)	560	7,673
Forestar Group, Inc.* (Real Estate Management & Development)	336	4,754
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	504	5,594
Fortress Biotech, Inc.* (Biotechnology)	728	2,650
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	448	7,571
Forward Air Corp. (Air Freight & Logistics)	224	11,910
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	336	5,796
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	448	10,452
Fox Factory Holding Corp.* (Auto Components)	224	6,731
Francesca’s Holdings Corp.* (Specialty Retail)	392	6,186
Franklin Electric Co., Inc. (Machinery)	336	13,810
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	728	8,831
Fred’s, Inc. - Class A (Multiline Retail)	336	4,946
Fresh Del Monte Produce, Inc. (Food Products)	224	13,731
Freshpet, Inc.* (Food Products)	280	3,290
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	560	3,724
FTI Consulting, Inc.* (Professional Services)	280	9,685
FuelCell Energy, Inc.* (Electrical Equipment)	392	451
Fulton Financial Corp. (Banks)	1,176	21,697
FutureFuel Corp. (Chemicals)	280	4,329
GAIN Capital Holdings, Inc. (Capital Markets)	448	3,176
Galena Biopharma, Inc.* (Biotechnology)	112	66
Gannett Co., Inc. (Media)	840	7,022
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	392	5,488
GATX Corp. (Trading Companies & Distributors)	280	16,772
GCP Applied Technologies, Inc.* (Chemicals)	504	16,582
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	448	2,406
Generac Holdings, Inc.* (Electrical Equipment)	448	15,756
General Cable Corp. (Electrical Equipment)	392	7,056
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	280	10,483
Genesis Healthcare, Inc.* (Health Care Providers & Services)	1,008	2,439
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	392	5,025
Gentherm, Inc.* (Auto Components)	280	10,402
Genworth Financial, Inc.* - Class A (Insurance)	3,640	14,706
Geron Corp.* (Biotechnology)	1,456	3,727
Getty Realty Corp. (Equity Real Estate Investment Trusts)	224	5,734
Gibraltar Industries, Inc.* (Building Products)	224	8,792
Gigamon, Inc.* (Software)	224	7,101
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	280	6,636
Glacier Bancorp, Inc. (Banks)	560	18,917
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	224	4,995
Global Eagle Entertainment, Inc.* (Media)	504	1,562
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	392	9,263
Globalstar, Inc.* (Diversified Telecommunication Services)	3,472	6,632
Globant SA* (Software)	224	8,487
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	504	15,286
Glu Mobile, Inc.* (Software)	1,232	2,846
GNC Holdings, Inc. - Class A (Specialty Retail)	504	3,921
Gogo, Inc.* (Internet Software & Services)	504	6,355
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	672	17,143
Gold Resource Corp. (Metals & Mining)	728	2,402
GoPro, Inc.* - Class A (Household Durables)	784	6,468
Government Properties Income Trust (Equity Real Estate Investment Trusts)	504	10,745
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	952	26,455
Grand Canyon Education, Inc.* (Diversified Consumer Services)	336	25,253
Granite Construction, Inc. (Construction & Engineering)	280	14,759
Gray Television, Inc.* (Media)	504	7,384
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	672	3,058
Great Western Bancorp, Inc. (Banks)	392	16,150
Green Brick Partners, Inc.* (Household Durables)	336	3,461
Green Dot Corp.* - Class A (Consumer Finance)	336	11,521

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	280	$6,440
Greenhill & Co., Inc. (Capital Markets)	224	5,667
Greenlight Capital Re, Ltd.* - Class A (Insurance)	280	6,034
Greif, Inc. - Class A (Containers & Packaging)	224	13,131
Griffon Corp. (Building Products)	280	6,720
GrubHub, Inc.* (Internet Software & Services)	560	24,070
GTT Communications, Inc.* (Internet Software & Services)	224	6,160
GUESS?, Inc. (Specialty Retail)	448	5,000
Guidance Software, Inc.* (Software)	336	2,033
H&E Equipment Services, Inc. (Trading Companies & Distributors)	280	5,914
H.B. Fuller Co. (Chemicals)	336	17,751
Haemonetics Corp.* (Health Care Equipment & Supplies)	392	16,417
Halozyme Therapeutics, Inc.* (Biotechnology)	840	11,710
Halyard Health, Inc.* (Health Care Equipment & Supplies)	336	13,272
Hancock Holding Co. (Banks)	560	26,152
Hanmi Financial Corp. (Banks)	280	8,134
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	280	6,138
Harmonic, Inc.* (Communications Equipment)	952	5,522
Harsco Corp.* (Machinery)	728	9,500
Hawaiian Holdings, Inc.* (Airlines)	392	21,286
HC2 Holdings, Inc. (Construction & Engineering)	504	2,943
Headwaters, Inc.* (Construction Materials)	560	13,305
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	728	23,877
Healthcare Services Group, Inc. (Commercial Services & Supplies)	504	23,139
HealthEquity, Inc.* (Health Care Providers & Services)	336	15,295
HealthSouth Corp. (Health Care Providers & Services)	616	28,891
HealthStream, Inc.* (Health Care Technology)	224	6,225
Heartland Express, Inc. (Road & Rail)	392	7,887
Hecla Mining Co. (Metals & Mining)	2,688	14,650
Helen of Troy, Ltd.* (Household Durables)	168	15,792
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	840	5,141
Heritage Commerce Corp. (Banks)	280	3,998
Heritage Financial Corp. (Banks)	280	7,392
Heritage Insurance Holdings, Inc. (Insurance)	280	3,388
Herman Miller, Inc. (Commercial Services & Supplies)	448	14,829
Heron Therapeutics, Inc.* (Biotechnology)	280	4,298
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	336	6,196
HFF, Inc. - Class A (Real Estate Management & Development)	280	8,792
Hibbett Sports, Inc.* (Specialty Retail)	168	4,368
Hill International, Inc.* (Professional Services)	504	2,041
Hillenbrand, Inc. (Machinery)	392	14,465
Hilltop Holdings, Inc. (Banks)	560	15,574
HMS Holdings Corp.* (Health Care Technology)	616	12,610
HNI Corp. (Commercial Services & Supplies)	336	15,711
Home BancShares, Inc. (Banks)	840	21,378
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	224	5,824
Hope Bancorp, Inc. (Banks)	560	10,254
Horace Mann Educators Corp. (Insurance)	280	10,822
Horizon Pharma PLC* (Pharmaceuticals)	1,120	17,225
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	336	1,146
Hortonworks, Inc.* (Internet Software & Services)	392	4,081
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	896	10,304
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	1,568	3,669
HRG Group, Inc.* (Household Products)	840	16,809
HSN, Inc. (Internet & Direct Marketing Retail)	224	8,266
Hub Group, Inc.* - Class A (Air Freight & Logistics)	224	8,770
Hubspot, Inc.* (Software)	224	15,019
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	560	19,242
IBERIABANK Corp. (Banks)	280	22,218
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	448	3,136
IDACORP, Inc. (Electric Utilities)	336	28,399
Idera Pharmaceuticals, Inc.* (Biotechnology)	1,456	3,422
Ignyta, Inc.* (Biotechnology)	448	3,965
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	448	14,851
ILG, Inc. (Hotels, Restaurants & Leisure)	784	18,902
IMAX Corp.* (Media)	448	13,664
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	392	3,438
ImmunoGen, Inc.* (Biotechnology)	952	4,132
Immunomedics, Inc.* (Biotechnology)	1,120	6,418
Impax Laboratories, Inc.* (Pharmaceuticals)	504	7,081
Imperva, Inc.* (Software)	224	9,957
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	280	12,600
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	448	2,065
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	448	4,122
Independent Bank Corp. (Banks)	168	10,634
Infinera Corp.* (Communications Equipment)	1,008	9,999
Infinity Pharmaceuticals, Inc.* (Biotechnology)	1,344	2,890
Information Services Group, Inc.* (IT Services)	560	1,764
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	336	6,418
Ingevity Corp.* (Chemicals)	336	21,245
InnerWorkings, Inc.* (Commercial Services & Supplies)	392	4,151
Innospec, Inc. (Chemicals)	168	11,088

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Innoviva, Inc.* (Pharmaceuticals)	616	$7,260
Inovio Pharmaceuticals, Inc.* (Biotechnology)	560	3,522
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	280	11,598
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	280	11,788
Insmed, Inc.* (Biotechnology)	504	9,299
Insulet Corp.* (Health Care Equipment & Supplies)	392	17,017
Insys Therapeutics, Inc.* (Biotechnology)	280	3,150
Integer Holdings Corp.* (Health Care Equipment & Supplies)	224	8,232
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	448	20,595
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	896	21,495
Intelsat S.A.* (Diversified Telecommunication Services)	728	2,148
InterDigital, Inc. (Communications Equipment)	224	20,138
Interface, Inc. (Commercial Services & Supplies)	504	10,030
International Bancshares Corp. (Banks)	392	14,661
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	112	2,165
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	224	8,310
Intersect ENT, Inc.* (Pharmaceuticals)	280	5,320
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	280	3,870
Invacare Corp. (Health Care Equipment & Supplies)	336	4,939
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	728	9,362
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	784	12,786
Investment Technology Group, Inc. (Capital Markets)	280	5,575
Investors Bancorp, Inc. (Banks)	2,016	27,922
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	1,008	5,957
Invitae Corp.* (Biotechnology)	280	3,088
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	448	1,702
Iridium Communications, Inc.* (Diversified Telecommunication Services)	672	7,123
iRobot Corp.* (Household Durables)	224	17,861
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	952	15,537
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	224	5,165
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	616	7,534
Itron, Inc.* (Electronic Equipment, Instruments & Components)	224	14,526
IXYS Corp. (Semiconductors & Semiconductor Equipment)	280	3,906
j2 Global, Inc. (Internet Software & Services)	336	30,322
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	224	22,842
Janus Capital Group, Inc. (Capital Markets)	1,008	13,769
Jive Software, Inc.* (Software)	728	3,676
John Bean Technologies Corp. (Machinery)	224	19,858
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	560	1,120
K12, Inc.* (Diversified Consumer Services)	336	6,334
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	224	4,962
Kaman Corp. - Class A (Trading Companies & Distributors)	224	10,754
KapStone Paper & Packaging Corp. (Paper & Forest Products)	616	12,991
Karyopharm Therapeutics, Inc.* (Biotechnology)	336	3,434
KB Home (Household Durables)	616	12,690
KCG Holdings, Inc.* - Class A (Capital Markets)	448	8,915
Kearny Financial Corp. (Thrifts & Mortgage Finance)	672	9,811
Kelly Services, Inc. - Class A (Professional Services)	280	6,250
Kemper Corp. (Insurance)	280	11,018
Kennametal, Inc. (Machinery)	560	23,286
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	616	12,566
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	728	4,310
Kforce, Inc. (Professional Services)	224	5,085
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	280	4,830
Kimball International, Inc. - Class B (Commercial Services & Supplies)	336	5,971
Kindred Healthcare, Inc. (Health Care Providers & Services)	672	6,451
Kite Pharma, Inc.* (Biotechnology)	280	22,982
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	560	11,402
KLX, Inc.* (Aerospace & Defense)	392	18,542
Knight Transportation, Inc. (Road & Rail)	504	17,286
Knoll, Inc. (Commercial Services & Supplies)	336	8,051
Knowles Corp.* (Electronic Equipment, Instruments & Components)	672	11,915
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	952	3,884
Korn/Ferry International (Professional Services)	448	14,515
Kraton Performance Polymers, Inc.* (Chemicals)	224	7,327
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	616	4,694
Kronos Worldwide, Inc. (Chemicals)	392	6,868
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	672	9,482
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	336	4,916
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	1,176	3,269
Lakeland Bancorp, Inc. (Banks)	336	6,535
Landec Corp.* (Food Products)	280	3,850
Lannett Co., Inc.* (Pharmaceuticals)	224	5,824
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	728	20,792
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,008	6,915

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
La-Z-Boy, Inc. (Household Durables)	336	$9,374
LCI Industries (Auto Components)	168	16,993
LegacyTexas Financial Group, Inc. (Banks)	336	12,704
LendingClub Corp.* (Consumer Finance)	2,352	13,760
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	392	6,119
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,624	16,516
Liberty Braves Group* - Class C (Media)	280	6,866
Liberty Media Group* - Class A (Media)	224	7,596
Liberty Media Group* - Class C (Media)	392	13,728
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	504	7,409
Limelight Networks, Inc.* (Internet Software & Services)	1,400	4,396
Lion Biotechnologies, Inc.* (Biotechnology)	448	3,069
Liquidity Services, Inc.* (Internet Software & Services)	336	2,621
Lithia Motors, Inc. - Class A (Specialty Retail)	168	16,052
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	168	25,897
LivePerson, Inc.* (Internet Software & Services)	560	3,948
LogMeIn, Inc. (Internet Software & Services)	168	18,984
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,008	25,947
LSI Industries, Inc. (Electrical Equipment)	280	2,540
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	280	13,395
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	280	6,874
Lumentum Holdings, Inc.* (Communications Equipment)	392	16,758
Luminex Corp. (Life Sciences Tools & Services)	336	6,327
M.D.C. Holdings, Inc. (Household Durables)	280	8,683
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	168	8,212
M/I Homes, Inc.* (Household Durables)	224	6,084
Macatawa Bank Corp. (Banks)	392	3,751
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	616	16,663
MacroGenics, Inc.* (Biotechnology)	280	6,051
Magellan Health, Inc.* (Health Care Providers & Services)	168	11,558
Maiden Holdings, Ltd. (Insurance)	504	6,224
MainSource Financial Group, Inc. (Banks)	224	7,661
MannKind Corp.* (Biotechnology)	617	539
ManTech International Corp. - Class A (IT Services)	168	5,964
Marchex, Inc.* - Class B (Internet Software & Services)	616	1,669
MarineMax, Inc.* (Specialty Retail)	224	4,558
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	168	18,510
Marten Transport, Ltd. (Road & Rail)	224	5,555
Masimo Corp.* (Health Care Equipment & Supplies)	280	28,767
Masonite International Corp.* (Building Products)	224	18,636
MasTec, Inc.* (Construction & Engineering)	504	22,252
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	560	12,141
Matrix Service Co.* (Energy Equipment & Services)	280	3,290
Matson, Inc. (Marine)	336	10,651
Matthews International Corp. - Class A (Commercial Services & Supplies)	224	15,355
MAXIMUS, Inc. (IT Services)	448	27,324
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	448	12,468
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	448	2,733
MB Financial, Inc. (Banks)	504	21,425
MBIA, Inc.* (Insurance)	1,008	8,467
McDermott International, Inc.* (Energy Equipment & Services)	1,792	11,720
McGrath RentCorp (Commercial Services & Supplies)	168	5,848
MDC Partners, Inc. - Class A (Media)	392	3,508
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,624	21,226
MediciNova, Inc.* (Biotechnology)	392	2,254
Medidata Solutions, Inc.* (Health Care Technology)	392	25,648
Mercury Systems, Inc.* (Aerospace & Defense)	280	10,466
Meredith Corp. (Media)	280	16,394
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	392	6,880
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	336	4,973
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	336	11,323
Meritage Homes Corp.* (Household Durables)	280	10,906
Meritor, Inc.* (Machinery)	728	12,966
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	1,008	3,357
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	280	12,474
MGE Energy, Inc. (Electric Utilities)	224	14,403
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,408	25,380
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	784	36,801
MiMedx Group, Inc.* (Biotechnology)	840	10,660
Minerals Technologies, Inc. (Chemicals)	224	17,629
Mitek System, Inc.* (Software)	392	3,430
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	392	30,674
Mobile Mini, Inc. (Commercial Services & Supplies)	336	9,643
MobileIron, Inc.* (Software)	728	3,312
Model N, Inc.* (Software)	224	2,397
Modine Manufacturing Co.* (Auto Components)	448	5,421
Molina Healthcare, Inc.* (Health Care Providers & Services)	280	13,941
Momenta Pharmaceuticals, Inc.* (Biotechnology)	560	8,036
MoneyGram International, Inc.* (IT Services)	392	6,982

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	504	$7,560
Monogram Residential Trust, Inc. (Equity Real Estate Investment Trusts)	1,176	11,972
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	280	25,620
Monotype Imaging Holdings, Inc. (Software)	336	6,838
Monro Muffler Brake, Inc. (Specialty Retail)	224	11,614
Moog, Inc.* - Class A (Aerospace & Defense)	224	15,378
MRC Global, Inc.* (Trading Companies & Distributors)	672	12,251
MSA Safety, Inc. (Commercial Services & Supplies)	224	17,438
MSG Networks, Inc.* - Class A (Media)	448	11,178
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	392	7,056
Mueller Industries, Inc. (Machinery)	392	12,560
Mueller Water Products, Inc. - Class A (Machinery)	1,120	12,600
Myriad Genetics, Inc.* (Biotechnology)	448	8,239
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	224	7,068
Natera, Inc.* (Biotechnology)	280	2,534
National Bank Holdings Corp. (Banks)	224	7,072
National CineMedia, Inc. (Media)	504	5,982
National General Holdings Corp. (Insurance)	392	8,914
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	280	20,488
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	224	5,488
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	336	5,413
Natus Medical, Inc.* (Health Care Equipment & Supplies)	224	7,840
Nautilus, Inc.* (Leisure Products)	280	5,096
Navigant Consulting, Inc.* (Professional Services)	392	9,396
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	1,344	2,271
Navistar International Corp.* (Machinery)	448	12,056
NBT Bancorp, Inc. (Banks)	336	12,828
NCI Building Systems, Inc.* (Building Products)	280	4,900
Nektar Therapeutics* (Pharmaceuticals)	896	16,997
Neogen Corp.* (Health Care Equipment & Supplies)	280	17,452
NeoGenomics, Inc.* (Life Sciences Tools & Services)	504	3,805
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	336	2,607
NETGEAR, Inc.* (Communications Equipment)	224	10,562
NetScout Systems, Inc.* (Communications Equipment)	672	25,300
NeuStar, Inc.* - Class A (IT Services)	392	13,014
Nevro Corp.* (Health Care Equipment & Supplies)	168	15,829
New Jersey Resources Corp. (Gas Utilities)	560	22,596
New Media Investment Group, Inc. (Media)	336	4,422
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,512	25,204
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	616	6,419
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	896	5,743
Newpark Resources, Inc.* (Energy Equipment & Services)	784	5,998
NewStar Financial, Inc. (Diversified Financial Services)	280	3,007
Nexstar Broadcasting Group, Inc. - Class A (Media)	224	15,456
NIC, Inc. (Internet Software & Services)	448	9,565
NII Holdings, Inc.* (Wireless Telecommunication Services)	728	628
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	560	6,496
NN, Inc. (Machinery)	224	6,182
Nobilis Health Corp.* (Health Care Providers & Services)	896	1,120
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	672	5,578
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	560	1,260
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	336	6,176
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	504	5,862
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	728	11,750
Northwest Natural Gas Co. (Gas Utilities)	168	10,013
NorthWestern Corp. (Multi-Utilities)	336	20,086
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	280	7,854
Novavax, Inc.* (Biotechnology)	1,904	1,554
Novocure, Ltd.* (Health Care Equipment & Supplies)	448	5,062
NOW, Inc.* (Trading Companies & Distributors)	728	12,383
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	336	5,826
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	504	8,921
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	224	11,972
NuVasive, Inc.* (Health Care Equipment & Supplies)	336	24,363
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	448	13,391
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,232	14,710
Oclaro, Inc.* (Communications Equipment)	896	7,177
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	1,512	3,462
Office Depot, Inc. (Specialty Retail)	3,920	19,483
OFG Bancorp (Banks)	448	5,242
Oil States International, Inc.* (Energy Equipment & Services)	392	11,662
Old National Bancorp (Banks)	952	15,994
Old Second Bancorp, Inc. (Banks)	392	4,704
Olin Corp. (Chemicals)	1,120	35,985
OM Asset Management PLC (Capital Markets)	336	5,228

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Omeros Corp.* (Pharmaceuticals)	336	$5,484
Omnicell, Inc.* (Health Care Technology)	280	11,592
OMNOVA Solutions, Inc.* (Chemicals)	448	4,256
On Assignment, Inc.* (Professional Services)	336	17,395
On Deck Capital, Inc.* (Diversified Financial Services)	560	2,660
ONE Gas, Inc. (Gas Utilities)	336	23,127
Ophthotech Corp.* (Biotechnology)	224	665
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	560	7,342
ORBCOMM, Inc.* (Diversified Telecommunication Services)	560	5,398
Organovo Holdings, Inc.* (Biotechnology)	952	2,761
Orion Marine Group, Inc.* (Construction & Engineering)	448	3,382
Oritani Financial Corp. (Thrifts & Mortgage Finance)	336	5,695
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	280	16,536
Otonomy, Inc.* (Biotechnology)	224	2,990
Otter Tail Corp. (Electric Utilities)	280	11,060
OvaScience, Inc.* (Biotechnology)	448	676
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	336	1,223
Owens & Minor, Inc. (Health Care Providers & Services)	448	15,523
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	280	4,309
P.H. Glatfelter Co. (Paper & Forest Products)	336	7,227
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	616	2,427
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	448	3,046
Pacific Premier Bancorp, Inc.* (Banks)	224	8,187
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	280	13,594
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	168	13,282
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	280	4,584
PAREXEL International Corp.* (Life Sciences Tools & Services)	336	21,447
Park Sterling Corp. (Banks)	504	6,199
Parker Drilling Co.* (Energy Equipment & Services)	1,344	2,218
Parkway, Inc. (Equity Real Estate Investment Trusts)	168	3,385
Party City Holdco, Inc.* (Specialty Retail)	280	4,480
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	448	9,865
Paycom Software, Inc.* (Software)	336	20,244
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	336	18,556
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	280	5,326
PDL BioPharma, Inc. (Biotechnology)	1,512	3,402
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	504	14,999
Pegasystems, Inc. (Software)	280	12,754
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	560	10,349
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	504	6,980
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	504	9,012
Penumbra, Inc.* (Health Care Equipment & Supplies)	168	14,356
Perficient, Inc.* (IT Services)	280	4,878
Performance Food Group Co.* (Food & Staples Retailing)	280	6,972
PGT, Inc.* (Building Products)	448	4,883
PharmAthene, Inc. (Biotechnology)	952	692
PharMerica Corp.* (Health Care Providers & Services)	224	5,286
PHH Corp.* (Thrifts & Mortgage Finance)	448	5,779
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	560	6,440
Physicians Realty Trust (Equity Real Estate Investment Trusts)	952	18,697
Pier 1 Imports, Inc. (Specialty Retail)	728	4,907
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	504	10,367
Pinnacle Financial Partners, Inc. (Banks)	280	17,920
Pioneer Energy Services Corp.* (Energy Equipment & Services)	728	2,220
Planet Payment, Inc.* (IT Services)	560	2,335
Plantronics, Inc. (Communications Equipment)	224	12,230
Plexus Corp.* (Electronic Equipment, Instruments & Components)	224	11,646
Plug Power, Inc.* (Electrical Equipment)	1,904	4,265
Ply Gem Holdings, Inc.* (Building Products)	224	4,312
PNM Resources, Inc. (Electric Utilities)	560	20,860
PolyOne Corp. (Chemicals)	560	21,957
Portland General Electric Co. (Electric Utilities)	616	27,929
Portola Pharmaceuticals, Inc.* (Biotechnology)	392	15,676
Potbelly Corp.* (Hotels, Restaurants & Leisure)	280	3,906
Potlatch Corp. (Equity Real Estate Investment Trusts)	280	12,614
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	224	14,773
PRA Group, Inc.* (Consumer Finance)	336	10,819
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	168	10,745
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	224	3,170
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	336	19,289
Primerica, Inc. (Insurance)	336	28,156
Primoris Services Corp. (Construction & Engineering)	336	7,718
PrivateBancorp, Inc. (Banks)	560	32,351
Progenics Pharmaceuticals, Inc.* (Biotechnology)	728	5,766
Progress Software Corp. (Software)	392	11,650
Proofpoint, Inc.* (Software)	280	21,104
PROS Holdings, Inc.* (Software)	224	5,522
Prosperity Bancshares, Inc. (Banks)	448	30,106
Prothena Corp. PLC* (Biotechnology)	280	15,156

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Proto Labs, Inc.* (Machinery)	168	$9,744
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	448	11,509
PTC Therapeutics, Inc.* (Biotechnology)	392	4,763
Puma Biotechnology, Inc.* (Biotechnology)	224	9,094
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	504	5,347
Q2 Holdings, Inc.* (Internet Software & Services)	224	8,546
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	336	17,956
Quad/Graphics, Inc. (Commercial Services & Supplies)	224	5,882
Quality Systems, Inc.* (Health Care Technology)	448	6,388
Qualys, Inc.* (Software)	224	8,602
Quanex Building Products Corp. (Building Products)	280	5,712
Quidel Corp.* (Health Care Equipment & Supplies)	224	5,414
QuinStreet, Inc.* (Internet Software & Services)	672	3,011
Quorum Health Corp.* (Health Care Providers & Services)	336	1,435
Quotient Technology, Inc.* (Internet Software & Services)	504	5,494
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,512	25,523
Radiant Logistics, Inc.* (Air Freight & Logistics)	616	3,696
Radio One, Inc.* - Class D (Media)	560	1,680
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	504	2,021
Radius Health, Inc.* (Biotechnology)	224	8,752
RadNet, Inc.* (Health Care Providers & Services)	504	3,049
RAIT Financial Trust (Equity Real Estate Investment Trusts)	1,008	3,095
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	784	9,816
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	560	7,465
Raven Industries, Inc. (Industrial Conglomerates)	280	8,680
Rayonier Advanced Materials, Inc. (Chemicals)	392	5,194
RBC Bearings, Inc.* (Machinery)	168	16,850
Real Industry, Inc.* (Metals & Mining)	336	874
RealNetworks, Inc.* (Internet Software & Services)	448	2,047
RealPage, Inc.* (Software)	392	14,524
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	224	5,237
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	560	9,558
Regis Corp.* (Diversified Consumer Services)	336	3,666
Regulus Therapeutics, Inc.* (Biotechnology)	504	781
Renasant Corp. (Banks)	280	11,872
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	448	4,682
Rent-A-Center, Inc. (Specialty Retail)	448	4,789
Repligen Corp.* (Biotechnology)	280	10,301
Republic First Bancorp, Inc.* (Banks)	560	4,816
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	280	2,618
Resources Connection, Inc. (Professional Services)	336	4,670
Restoration Hardware, Inc.* (Specialty Retail)	280	13,432
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	672	13,843
RetailMeNot, Inc.* (Internet Software & Services)	392	4,547
Retrophin, Inc.* (Biotechnology)	280	5,485
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	504	12,570
Rexnord Corp.* (Machinery)	616	15,030
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,176	3,516
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	392	4,704
RingCentral, Inc.* - Class A (Software)	448	14,314
RLI Corp. (Insurance)	280	16,022
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	840	18,052
Roadrunner Transportation Systems, Inc.* (Road & Rail)	392	2,634
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	504	4,334
RPX Corp.* (Professional Services)	448	5,752
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	560	21,307
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	728	2,948
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	728	1,856
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	280	6,860
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	224	8,456
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	280	5,572
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	280	17,858
S&T Bancorp, Inc. (Banks)	280	10,069
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	504	13,704
Sage Therapeutics, Inc.* (Biotechnology)	224	15,904
Saia, Inc.* (Road & Rail)	224	10,786
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	504	3,901
Sandy Spring Bancorp, Inc. (Banks)	168	7,266
Sangamo BioSciences, Inc.* (Biotechnology)	672	3,226
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	504	18,774
Sapiens International Corp. N.V. (Software)	280	3,321
Sarepta Therapeutics, Inc.* (Biotechnology)	336	12,183
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	168	6,636
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	224	4,234
Scholastic Corp. (Media)	224	9,684
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	224	9,643
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	392	3,783

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Science Applications International Corp. (IT Services)	280	$20,437
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	448	10,640
Scorpio Bulkers, Inc.* (Marine)	728	5,424
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	1,344	5,914
Seacoast Banking Corp. of Florida* (Banks)	280	6,776
Seadrill, Ltd.* (Energy Equipment & Services)	2,800	1,931
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	504	8,835
Select Comfort Corp.* (Specialty Retail)	336	10,382
Select Income REIT (Equity Real Estate Investment Trusts)	448	11,227
Select Medical Holdings Corp.* (Health Care Providers & Services)	784	10,780
Selective Insurance Group, Inc. (Insurance)	392	20,698
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	336	11,189
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	448	15,299
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	504	852
Sensient Technologies Corp. (Chemicals)	280	22,903
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	392	1,321
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	168	6,972
ServiceSource International, Inc.* (IT Services)	728	2,737
ServisFirst Bancshares, Inc. (Banks)	336	12,701
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	336	10,752
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	448	6,294
ShoreTel, Inc.* (Communications Equipment)	616	4,035
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	224	11,626
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	448	2,778
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	280	19,922
Silver Bay Realty Trust Corp. (Equity Real Estate Investment Trusts)	280	6,000
Silver Spring Networks, Inc.* (Software)	336	3,834
Simmons First National Corp. - Class A (Banks)	224	12,242
Simpson Manufacturing Co., Inc. (Building Products)	280	11,679
Sinclair Broadcast Group, Inc. - Class A (Media)	448	17,674
SkyWest, Inc. (Airlines)	392	14,582
Smart & Final Stores, Inc.* (Food & Staples Retailing)	224	2,643
Snyder’s-Lance, Inc. (Food Products)	560	19,745
Sonic Automotive, Inc. - Class A (Specialty Retail)	280	5,488
Sonic Corp. (Hotels, Restaurants & Leisure)	336	9,032
Sonus Networks, Inc.* (Communications Equipment)	448	3,441
Sorrento Therapeutics, Inc.* (Biotechnology)	392	764
Sotheby’s* - Class A (Diversified Consumer Services)	392	18,565
South Jersey Industries, Inc. (Gas Utilities)	560	21,011
South State Corp. (Banks)	168	14,809
Southside Bancshares, Inc. (Banks)	224	7,777
Southwest Gas Corp. (Gas Utilities)	336	28,143
Spartan Motors, Inc. (Auto Components)	448	3,696
SpartanNash Co. (Food & Staples Retailing)	280	10,304
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	616	4,688
Spire, Inc. (Gas Utilities)	280	19,194
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	336	1,374
SPX Corp.* (Machinery)	336	8,084
SPX FLOW, Inc.* (Machinery)	280	10,119
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,344	10,134
STAAR Surgical Co.* (Health Care Equipment & Supplies)	504	5,242
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	504	13,285
Stage Stores, Inc. (Specialty Retail)	448	1,290
State Bank Financial Corp. (Banks)	280	7,521
State National Cos., Inc. (Insurance)	336	4,929
Steelcase, Inc. - Class A (Commercial Services & Supplies)	616	10,503
Stein Mart, Inc. (Specialty Retail)	392	968
Sterling Bancorp (Banks)	896	20,832
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	448	17,046
Stewart Information Services Corp. (Insurance)	168	7,970
Stifel Financial Corp.* (Capital Markets)	448	21,895
Stillwater Mining Co.* (Metals & Mining)	896	16,109
Stoneridge, Inc.* (Auto Components)	280	5,491
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	392	9,706
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	280	2,842
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	672	11,108
Summit Materials, Inc.* - Class A (Construction Materials)	448	11,496
Sun Hydraulics Corp. (Machinery)	168	6,525
SunCoke Energy, Inc.* (Metals & Mining)	616	5,649
Sunrun, Inc.* (Electrical Equipment)	616	3,259
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,512	22,514
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	280	6,832
Superior Industries International, Inc. (Auto Components)	224	4,872
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	392	12,779
SUPERVALU, Inc.* (Food & Staples Retailing)	1,960	8,036
Swift Transportation Co.* (Road & Rail)	560	13,765
Sykes Enterprises, Inc.* (IT Services)	280	8,347
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	280	15,336
Synchronoss Technologies, Inc.* (Software)	280	4,480

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Synergy Pharmaceuticals, Inc.* (Biotechnology)	1,512	$6,229
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	224	24,288
Syntel, Inc. (IT Services)	224	3,945
Synthetic Biologics, Inc.* (Biotechnology)	1,176	670
Tailored Brands, Inc. (Specialty Retail)	448	5,524
Take-Two Interactive Software, Inc.* (Software)	560	35,195
Taylor Morrison Home Corp.* - Class A (Household Durables)	280	6,468
Team, Inc.* (Commercial Services & Supplies)	224	6,026
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	224	21,426
Teekay Corp. (Oil, Gas & Consumable Fuels)	448	3,889
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	1,176	2,411
Teledyne Technologies, Inc.* (Aerospace & Defense)	224	30,202
Telenav, Inc.* (Software)	448	3,898
Teligent, Inc.* (Pharmaceuticals)	504	3,977
Tenneco, Inc. (Auto Components)	392	24,708
TerraForm Global, Inc.* - Class A (Independent Power & Renewable Electricity Producers)	1,064	5,054
Terraform Power, Inc.* (Independent Power & Renewable Electricity Producers)	728	9,166
TerraVia Holdings, Inc.* (Chemicals)	1,064	502
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	336	10,376
TESARO, Inc.* (Biotechnology)	168	24,795
Tesco Corp.* (Energy Equipment & Services)	448	2,934
Tetra Tech, Inc. (Commercial Services & Supplies)	392	17,228
TETRA Technologies, Inc.* (Energy Equipment & Services)	728	2,424
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	560	4,441
Texas Capital Bancshares, Inc.* (Banks)	336	25,570
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	448	21,002
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	280	4,186
TG Therapeutics, Inc.* (Biotechnology)	448	4,950
The Advisory Board Co.* (Professional Services)	280	14,308
The Andersons, Inc. (Food & Staples Retailing)	224	8,366
The Bancorp, Inc.* (Banks)	448	2,890
The Brink’s Co. (Commercial Services & Supplies)	336	20,630
The Buckle, Inc. (Specialty Retail)	224	4,189
The Cato Corp. - Class A (Specialty Retail)	224	5,053
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	336	21,558
The Chemours Co. (Chemicals)	1,288	51,893
The E.W. Scripps Co.* - Class A (Media)	448	9,981
The Ensign Group, Inc. (Health Care Providers & Services)	392	7,036
The Finish Line, Inc. - Class A (Specialty Retail)	336	5,312
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	784	26,122
The Greenbrier Cos., Inc. (Machinery)	224	9,733
The Hackett Group, Inc. (IT Services)	224	4,442
The KEYW Holding Corp.* (Aerospace & Defense)	392	3,720
The Manitowoc Co., Inc.* (Machinery)	1,064	6,352
The Medicines Co.* (Pharmaceuticals)	448	22,094
The Meet Group, Inc.* (Internet Software & Services)	560	3,338
The New York Times Co. - Class A (Media)	896	12,947
The Rubicon Project, Inc.* (Software)	336	1,919
The Spectranetics Corp.* (Health Care Equipment & Supplies)	336	9,610
The St Joe Co.* (Real Estate Management & Development)	392	6,860
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,120	5,712
Theravance Biopharma, Inc.* (Pharmaceuticals)	280	11,292
Thermon Group Holdings, Inc.* (Electrical Equipment)	280	5,740
Third Point Reinsurance, Ltd.* (Insurance)	560	6,776
Tidewater, Inc.* (Energy Equipment & Services)	616	540
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	392	6,786
Tile Shop Holdings, Inc. (Specialty Retail)	280	5,978
Time, Inc. (Media)	728	11,066
TimkenSteel Corp.* (Metals & Mining)	392	5,911
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	448	3,158
Titan International, Inc. (Machinery)	504	5,398
Tivity Health, Inc.* (Health Care Providers & Services)	336	11,290
TiVo Corp. (Software)	896	17,696
TopBuild Corp.* (Household Durables)	280	14,333
TowneBank (Banks)	392	12,720
TransEnterix, Inc.* (Health Care Equipment & Supplies)	1,456	946
Travelport Worldwide, Ltd. (IT Services)	840	11,063
Tredegar Corp. (Chemicals)	224	3,842
Trevena, Inc.* (Biotechnology)	504	1,648
Trex Co., Inc.* (Building Products)	224	16,394
TRI Pointe Group, Inc.* (Household Durables)	1,064	13,247
TriMas Corp.* (Machinery)	336	7,711
TriNet Group, Inc.* (Professional Services)	336	9,878
Trinseo SA (Chemicals)	224	14,874
Triple-S Management Corp.* (Health Care Providers & Services)	224	4,054
Triumph Group, Inc. (Aerospace & Defense)	336	8,803
Tronc, Inc.* (Media)	280	4,015
Tronox, Ltd. - Class A (Chemicals)	728	12,019
Trovagene, Inc.* (Biotechnology)	448	417
TrueBlue, Inc.* (Professional Services)	336	9,190
TrueCar, Inc.* (Internet Software & Services)	504	8,830
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	784	6,233
Trustmark Corp. (Banks)	504	16,743
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	616	10,306
Tuesday Morning Corp.* (Multiline Retail)	504	1,638

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tutor Perini Corp.* (Construction & Engineering)	280	$8,638
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	448	18,593
Ubiquiti Networks, Inc.* (Communications Equipment)	224	11,540
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	448	8,620
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	280	18,029
UMB Financial Corp. (Banks)	336	24,357
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	280	4,486
Umpqua Holdings Corp. (Banks)	1,512	26,717
Union Bankshares Corp. (Banks)	336	11,505
Unisys Corp.* (IT Services)	504	5,695
Unit Corp.* (Energy Equipment & Services)	392	8,424
United Bankshares, Inc. (Banks)	448	17,875
United Community Banks, Inc. (Banks)	504	13,784
United Community Financial Corp. (Thrifts & Mortgage Finance)	504	4,304
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	448	7,737
United Natural Foods, Inc.* (Food & Staples Retailing)	336	13,955
Univar, Inc.* (Trading Companies & Distributors)	336	10,030
Universal Corp. (Tobacco)	168	12,340
Universal Display Corp. (Electronic Equipment, Instruments & Components)	280	25,018
Universal Insurance Holdings, Inc. (Insurance)	280	7,294
Urban Edge Properties (Equity Real Estate Investment Trusts)	616	15,708
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	224	4,404
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	560	2,744
Valhi, Inc. (Chemicals)	896	2,975
Valley National Bancorp (Banks)	1,736	20,415
Vanda Pharmaceuticals, Inc.* (Biotechnology)	336	5,124
VASCO Data Security International, Inc.* (Software)	280	3,780
Vector Group, Ltd. (Tobacco)	616	13,379
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	336	11,088
Verint Systems, Inc.* (Software)	448	17,606
Versartis, Inc.* (Biotechnology)	280	5,152
ViaSat, Inc.* (Communications Equipment)	280	17,928
Viavi Solutions, Inc.* (Communications Equipment)	1,680	16,800
VirnetX Holding Corp.* (Software)	616	2,033
Virtu Financial, Inc. - Class A (Capital Markets)	224	3,450
Virtusa Corp.* (IT Services)	224	6,940
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	952	15,565
Vital Therapies, Inc.* (Biotechnology)	336	1,344
Vitamin Shoppe, Inc.* (Specialty Retail)	224	4,323
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	560	1,680
Vocera Communications, Inc.* (Health Care Technology)	280	7,101
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,456	9,770
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	840	1,714
Wabash National Corp. (Machinery)	504	11,481
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	560	10,074
WageWorks, Inc.* (Professional Services)	280	20,665
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	224	10,046
Washington Federal, Inc. (Thrifts & Mortgage Finance)	616	20,759
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,288	11,334
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	504	15,962
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	224	4,256
Watts Water Technologies, Inc. - Class A (Machinery)	224	13,933
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	224	10,239
Web.com Group, Inc.* (Internet Software & Services)	336	6,485
WebMD Health Corp.* (Internet Software & Services)	280	15,184
Webster Financial Corp. (Banks)	616	31,299
Weight Watchers International, Inc.* (Diversified Consumer Services)	280	5,846
Werner Enterprises, Inc. (Road & Rail)	336	9,173
WesBanco, Inc. (Banks)	280	11,147
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	448	5,443
West Corp. (Commercial Services & Supplies)	336	8,968
Westamerica Bancorp (Banks)	168	9,243
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	392	4,128
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	504	17,383
WGL Holdings, Inc. (Gas Utilities)	336	27,707
Whitestone REIT (Equity Real Estate Investment Trusts)	280	3,511
Willbros Group, Inc.* (Energy Equipment & Services)	728	2,002
William Lyon Homes* - Class A (Household Durables)	224	4,928
Windstream Holdings, Inc. (Diversified Telecommunication Services)	1,512	8,346
Winnebago Industries, Inc. (Automobiles)	224	6,429
Wintrust Financial Corp. (Banks)	336	23,809
WisdomTree Investments, Inc. (Capital Markets)	840	7,014
WMIH Corp.* (Insurance)	1,848	2,772
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	672	16,202
Woodward, Inc. (Machinery)	336	22,737
World Wrestling Entertainment, Inc. - Class A (Media)	280	6,000
Worthington Industries, Inc. (Metals & Mining)	336	14,616
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	728	22,124

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
WSFS Financial Corp. (Thrifts & Mortgage Finance)	224	$10,573
Xactly Corp.* (Internet Software & Services)	224	2,598
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	560	5,488
Xencor, Inc.* (Biotechnology)	280	7,188
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	728	12,711
Xenith Bankshares, Inc.* (Banks)	112	3,026
XO Group, Inc.* (Internet Software & Services)	224	3,931
Xperi Corp. (Semiconductors & Semiconductor Equipment)	336	11,290
XPO Logistics, Inc.* (Air Freight & Logistics)	672	33,189
YRC Worldwide, Inc.* (Road & Rail)	336	3,582
Zafgen, Inc.* (Biotechnology)	392	1,913
ZAGG, Inc.* (Household Durables)	448	3,181
Zendesk, Inc.* (Software)	560	16,100
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,008	7,096
ZixCorp.* (Software)	672	3,649
Zogenix, Inc.* (Pharmaceuticals)	336	3,696
TOTAL COMMON STOCKS (Cost $10,129,224)		11,747,665
Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*^+(a) (Biotechnology)	4,947	—
Dyax Corp.*^+(b) (Biotechnology)	198	220
TOTAL CONTINGENT RIGHTS (Cost $—)		220

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $-)		—

	Principal Amount	Value
Repurchase Agreements(c)(d) (30.3%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $5,829,340	$5,829,000	$5,829,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,829,000)		5,829,000

TOTAL INVESTMENT SECURITIES (Cost $15,958,224) - 91.5%		17,576,885
Net other assets (liabilities) - 8.5%		1,629,354

NET ASSETS - 100.0%		$19,206,239

*                           Non-income producing security.

§                           Amount is less than $0.50.

†                           Number of shares is less than 0.50.

^                            The Advisor has deemed these securities to be illiquid.  As of April 30, 2017, these securities represented less than 0.005% of the net assets of the Fund.

+                           These securities were fair valued based on procedures approved by the Board of Trustees.  As of April 30, 2017, these securities represented less than 0.005% of the net assets of the Fund.

(a)                   No explicit expiration date, expiration is subject to contingencies.  Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)                   No explicit expiration date, expiration is subject to contingencies.  Rights entitle the Fund to cash if the complany receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(c)                    The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $432,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	20	6/19/17	$1,398,200	$35,473

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	5/30/17	1.10%	$1,901,580	$(22,712)
Russell 2000 Index	UBS AG	5/30/17	0.95%	4,134,465	(30,454)
				$6,036,045	$(53,166)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$196,799	1.0%
Air Freight & Logistics	79,748	0.4%
Airlines	35,868	0.2%
Auto Components	137,810	0.7%
Automobiles	6,429	NM
Banks	1,173,413	6.2%
Biotechnology	636,816	3.3%
Building Products	139,498	0.7%
Capital Markets	149,372	0.8%
Chemicals	335,719	1.7%
Commercial Services & Supplies	285,333	1.5%
Communications Equipment	234,195	1.2%
Construction & Engineering	128,853	0.7%
Construction Materials	24,801	0.1%
Consumer Finance	64,539	0.3%
Containers & Packaging	13,131	0.1%
Distributors	11,767	0.1%
Diversified Consumer Services	122,124	0.6%
Diversified Financial Services	16,498	0.1%
Diversified Telecommunication Services	78,112	0.4%
Electric Utilities	140,589	0.7%
Electrical Equipment	75,406	0.4%
Electronic Equipment, Instruments & Components	367,839	1.9%
Energy Equipment & Services	117,961	0.6%
Equity Real Estate Investment Trusts	909,952	4.8%
Food & Staples Retailing	50,276	0.3%
Food Products	100,620	0.5%
Gas Utilities	151,791	0.8%
Health Care Equipment & Supplies	386,227	2.0%
Health Care Providers & Services	197,955	1.0%
Health Care Technology	71,720	0.4%
Hotels, Restaurants & Leisure	320,718	1.7%
Household Durables	148,685	0.8%
Household Products	26,673	0.1%
Independent Power & Renewable Electricity Producers	75,137	0.4%
Industrial Conglomerates	8,680	NM
Insurance	239,268	1.2%
Internet & Direct Marketing Retail	61,560	0.3%
Internet Software & Services	275,129	1.4%
IT Services	258,517	1.3%
Leisure Products	22,406	0.1%
Life Sciences Tools & Services	89,254	0.5%
Machinery	375,486	2.0%
Marine	17,962	0.1%
Media	202,318	1.1%
Metals & Mining	150,282	0.8%
Mortgage Real Estate Investment Trusts	145,370	0.8%
Multiline Retail	23,549	0.1%
Multi-Utilities	61,013	0.3%
Oil, Gas & Consumable Fuels	265,211	1.4%
Paper & Forest Products	66,056	0.3%
Personal Products	15,210	0.1%
Pharmaceuticals	231,277	1.2%
Professional Services	149,516	0.8%
Real Estate Management & Development	48,432	0.3%
Road & Rail	77,699	0.4%
Semiconductors & Semiconductor Equipment	548,170	2.9%
Software	492,814	2.6%
Specialty Retail	268,304	1.4%
Technology Hardware, Storage & Peripherals	76,017	0.4%
Textiles, Apparel & Luxury Goods	76,486	0.4%
Thrifts & Mortgage Finance	284,569	1.5%
Tobacco	25,719	0.1%
Trading Companies & Distributors	137,794	0.7%
Water Utilities	24,461	0.1%
Wireless Telecommunication Services	16,982	0.1%
Other**	7,458,354	38.8%
Total	$19,206,239	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (49.8%)
Activision Blizzard, Inc. (Software)	4,896	$255,816
Adobe Systems, Inc.* (Software)	3,232	432,248
Akamai Technologies, Inc.* (Internet Software & Services)	1,120	68,253
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,472	188,092
Alphabet, Inc.* - Class A (Internet Software & Services)	1,952	1,804,663
Alphabet, Inc.* - Class C (Internet Software & Services)	2,272	2,058,341
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,104	2,871,170
American Airlines Group, Inc. (Airlines)	3,296	140,476
Amgen, Inc. (Biotechnology)	4,800	783,936
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,400	182,880
Apple, Inc. (Technology Hardware, Storage & Peripherals)	34,272	4,923,173
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,040	285,894
Autodesk, Inc.* (Software)	1,440	129,701
Automatic Data Processing, Inc. (IT Services)	2,944	307,619
Baidu, Inc.*ADR (Internet Software & Services)	1,792	322,972
Biogen, Inc.* (Biotechnology)	1,408	381,864
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,120	107,341
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,624	579,405
CA, Inc. (Software)	2,720	89,298
Celgene Corp.* (Biotechnology)	5,088	631,166
Cerner Corp.* (Health Care Technology)	2,144	138,824
Charter Communications, Inc.* - Class A (Media)	1,760	607,482
Check Point Software Technologies, Ltd.* (Software)	1,120	116,491
Cintas Corp. (Commercial Services & Supplies)	672	82,300
Cisco Systems, Inc. (Communications Equipment)	32,704	1,114,225
Citrix Systems, Inc.* (Software)	1,024	82,883
Cognizant Technology Solutions Corp.* (IT Services)	3,968	238,993
Comcast Corp. - Class A (Media)	30,912	1,211,441
Costco Wholesale Corp. (Food & Staples Retailing)	2,880	511,258
CSX Corp. (Road & Rail)	6,048	307,479
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	2,752	139,004
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,504	95,113
Discovery Communications, Inc.* - Class A (Media)	992	28,550
Discovery Communications, Inc.* - Class C (Media)	1,504	42,082
Dish Network Corp.* - Class A (Media)	1,472	94,856
Dollar Tree, Inc.* (Multiline Retail)	1,536	127,135
eBay, Inc.* (Internet Software & Services)	7,104	237,345
Electronic Arts, Inc.* (Software)	2,016	191,157
Expedia, Inc. (Internet & Direct Marketing Retail)	896	119,813
Express Scripts Holding Co.* (Health Care Providers & Services)	3,968	243,397
Facebook, Inc.* - Class A (Internet Software & Services)	15,392	2,312,649
Fastenal Co. (Trading Companies & Distributors)	1,888	84,356
Fiserv, Inc.* (IT Services)	1,408	167,749
Gilead Sciences, Inc. (Biotechnology)	8,544	585,691
Hasbro, Inc. (Leisure Products)	800	79,288
Henry Schein, Inc.* (Health Care Providers & Services)	512	88,986
Hologic, Inc.* (Health Care Equipment & Supplies)	1,824	82,354
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	576	96,612
Illumina, Inc.* (Life Sciences Tools & Services)	960	177,466
Incyte Corp.* (Biotechnology)	1,248	155,101
Intel Corp. (Semiconductors & Semiconductor Equipment)	30,880	1,116,312
Intuit, Inc. (Software)	1,664	208,349
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	256	213,983
J.B. Hunt Transport Services, Inc. (Road & Rail)	736	65,990
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	5,984	209,859
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,024	100,577
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,056	152,962
Liberty Global PLC* - Class A (Media)	1,664	58,939
Liberty Global PLC* - Class C (Media)	4,128	142,870
Liberty Interactive Corp.* - Class G (Internet & Direct Marketing Retail)	2,784	58,965
Liberty LiLAC Group* - Class A (Media)	320	6,870
Liberty LiLAC Group* - Class C (Media)	800	17,472
Liberty Ventures* - Class A (Internet & Direct Marketing Retail)	544	29,294
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,496	235,672
Mattel, Inc. (Leisure Products)	2,240	50,221
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,856	81,942
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,408	106,417
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,200	199,224
Microsoft Corp. (Software)	50,496	3,456,956
Mondelez International, Inc. - Class A (Food Products)	9,984	449,580
Monster Beverage Corp.* (Beverages)	3,744	169,903
Mylan N.V.* (Pharmaceuticals)	3,488	130,277
Netease.com, Inc.ADR (Internet Software & Services)	480	127,387
Netflix, Inc.* (Internet & Direct Marketing Retail)	2,816	428,595
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,472	79,385
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,712	387,162
O’Reilly Automotive, Inc.* (Specialty Retail)	608	150,875
PACCAR, Inc. (Machinery)	2,304	153,746
Paychex, Inc. (IT Services)	2,336	138,478
PayPal Holdings, Inc.* (IT Services)	7,904	377,178

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,664	$519,343
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	672	261,065
Ross Stores, Inc. (Specialty Retail)	2,560	166,400
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,920	80,890
Shire Pharmaceuticals Group PLCADR (Biotechnology)	544	96,266
Sirius XM Holdings, Inc. (Media)	30,816	152,539
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,216	121,284
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,536	572,732
Symantec Corp. (Software)	4,032	127,532
Tesla Motors, Inc.* (Automobiles)	992	311,557
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,528	516,887
The Kraft Heinz Co. (Food Products)	7,936	717,334
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	320	590,983
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,408	363,796
Tractor Supply Co. (Specialty Retail)	864	53,490
Twenty-First Century Fox, Inc. - Class A (Media)	6,880	210,115
Twenty-First Century Fox, Inc. - Class B (Media)	5,216	155,750
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	416	117,079
Verisk Analytics, Inc.* - Class A (Professional Services)	1,088	90,097
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,632	193,066
Viacom, Inc. - Class B (Media)	2,272	96,696
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,848	74,589
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,040	609,241
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,888	168,164
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	672	82,663
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,632	102,996
Yahoo!, Inc.* (Internet Software & Services)	6,240	300,830
TOTAL COMMON STOCKS (Cost $19,499,471)		42,063,212

	Principal Amount	Value
Repurchase Agreements(a)(b) (59.9%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $50,584,949	$50,582,000	$50,582,000
TOTAL REPURCHASE AGREEMENTS (Cost $50,582,000)		50,582,000

TOTAL INVESTMENT SECURITIES (Cost $70,081,471) - 109.7%		92,645,212
Net other assets (liabilities) - (9.7)%		(8,190,129)

NET ASSETS - 100.0%		$84,455,083

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $4,887,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	124	6/19/17	$13,838,400	$513,865

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

NASDAQ-100 Index	Goldman Sachs International	5/30/17	1.50%	$17,952,776	$39,396
NASDAQ-100 Index	UBS AG	5/30/17	1.35%	10,587,885	40,636
				$28,540,661	$80,032

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

NASDAQ-100 ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Airlines	$140,476	0.2%
Automobiles	311,557	0.4%
Beverages	169,903	0.2%
Biotechnology	3,383,589	4.0%
Commercial Services & Supplies	82,300	0.1%
Communications Equipment	1,114,225	1.3%
Food & Staples Retailing	1,120,499	1.3%
Food Products	1,166,915	1.4%
Health Care Equipment & Supplies	488,062	0.6%
Health Care Providers & Services	332,383	0.4%
Health Care Technology	138,824	0.2%
Hotels, Restaurants & Leisure	970,452	1.1%
Internet & Direct Marketing Retail	4,447,682	5.3%
Internet Software & Services	7,232,438	8.6%
IT Services	1,230,017	1.5%
Leisure Products	129,509	0.2%
Life Sciences Tools & Services	177,466	0.2%
Machinery	153,746	0.2%
Media	2,825,662	3.3%
Multiline Retail	127,135	0.2%
Pharmaceuticals	130,277	0.2%
Professional Services	90,097	0.1%
Road & Rail	373,470	0.4%
Semiconductors & Semiconductor Equipment	4,453,285	5.3%
Software	5,090,431	5.9%
Specialty Retail	487,844	0.6%
Technology Hardware, Storage & Peripherals	5,172,227	6.0%
Trading Companies & Distributors	84,356	0.1%
Wireless Telecommunication Services	438,385	0.5%
Other**	42,391,871	50.2%
Total	$84,455,083	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (100.4%)
3M Co. (Industrial Conglomerates)	228	$44,649
Abbott Laboratories (Health Care Equipment & Supplies)	1,938	84,574
Affiliated Managers Group, Inc. (Capital Markets)	76	12,585
Aflac, Inc. (Insurance)	456	34,145
Agilent Technologies, Inc. (Life Sciences Tools & Services)	114	6,276
Air Products & Chemicals, Inc. (Chemicals)	114	16,017
Alaska Air Group, Inc. (Airlines)	38	3,233
Allegion PLC (Building Products)	38	2,988
Allergan PLC (Pharmaceuticals)	380	92,667
Alliance Data Systems Corp. (IT Services)	38	9,486
Alliant Energy Corp. (Electric Utilities)	152	5,977
Ameren Corp. (Multi-Utilities)	266	14,548
American Airlines Group, Inc. (Airlines)	570	24,293
American Electric Power Co., Inc. (Electric Utilities)	532	36,086
American Express Co. (Consumer Finance)	456	36,138
American International Group, Inc. (Insurance)	1,026	62,494
Ameriprise Financial, Inc. (Capital Markets)	76	9,717
AmerisourceBergen Corp. (Health Care Providers & Services)	190	15,590
AMETEK, Inc. (Electrical Equipment)	266	15,215
Amgen, Inc. (Biotechnology)	380	62,062
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	304	17,334
Anthem, Inc. (Health Care Providers & Services)	304	54,078
Apache Corp. (Oil, Gas & Consumable Fuels)	152	7,393
Archer-Daniels-Midland Co. (Food Products)	646	29,555
Arconic, Inc. (Aerospace & Defense)	494	13,501
Assurant, Inc. (Insurance)	76	7,314
AT&T, Inc. (Diversified Telecommunication Services)	6,840	271,070
Autodesk, Inc.* (Software)	76	6,845
AutoNation, Inc.* (Specialty Retail)	76	3,192
Avery Dennison Corp. (Containers & Packaging)	38	3,162
Baker Hughes, Inc. (Energy Equipment & Services)	266	15,792
Ball Corp. (Containers & Packaging)	190	14,609
Bank of America Corp. (Banks)	11,172	260,754
Baxter International, Inc. (Health Care Equipment & Supplies)	532	29,622
BB&T Corp. (Banks)	912	39,380
Bed Bath & Beyond, Inc. (Specialty Retail)	152	5,890
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,128	351,567
Best Buy Co., Inc. (Specialty Retail)	190	9,844
BlackRock, Inc. - Class A (Capital Markets)	76	29,227
BorgWarner, Inc. (Auto Components)	228	9,640
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	76	9,622
Bristol-Myers Squibb Co. (Pharmaceuticals)	836	46,858
Brown-Forman Corp. - Class B (Beverages)	76	3,596
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	76	5,525
CA, Inc. (Software)	342	11,228
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	266	6,182
Campbell Soup Co. (Food Products)	76	4,373
Capital One Financial Corp. (Consumer Finance)	532	42,763
Cardinal Health, Inc. (Health Care Providers & Services)	342	24,826
CarMax, Inc.* (Specialty Retail)	114	6,669
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	456	28,167
Caterpillar, Inc. (Machinery)	304	31,088
CBOE Holdings, Inc. (Capital Markets)	38	3,132
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	190	6,804
Centene Corp.* (Health Care Providers & Services)	190	14,136
CenterPoint Energy, Inc. (Multi-Utilities)	190	5,421
CenturyLink, Inc. (Diversified Telecommunication Services)	608	15,607
CF Industries Holdings, Inc. (Chemicals)	266	7,113
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	456	2,399
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,090	223,003
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	38	18,030
Chubb, Ltd. (Insurance)	532	73,018
Church & Dwight Co., Inc. (Household Products)	114	5,646
Cigna Corp. (Health Care Providers & Services)	304	47,535
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	38	4,434
Cincinnati Financial Corp. (Insurance)	76	5,479
Cisco Systems, Inc. (Communications Equipment)	5,586	190,316
Citigroup, Inc. (Banks)	3,078	181,971
Citizens Financial Group, Inc. (Banks)	342	12,555
CME Group, Inc. (Capital Markets)	152	17,661
CMS Energy Corp. (Multi-Utilities)	304	13,802
Coach, Inc. (Textiles, Apparel & Luxury Goods)	152	5,987
Cognizant Technology Solutions Corp.* (IT Services)	190	11,444
Colgate-Palmolive Co. (Household Products)	418	30,113
Comerica, Inc. (Banks)	76	5,373
ConAgra Foods, Inc. (Food Products)	456	17,684
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	76	9,626
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,368	65,541
Consolidated Edison, Inc. (Multi-Utilities)	342	27,114
Costco Wholesale Corp. (Food & Staples Retailing)	494	87,695
Coty, Inc. (Personal Products)	304	5,426
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	152	14,379
CSRA, Inc. (IT Services)	76	2,210
CSX Corp. (Road & Rail)	380	19,319
CVS Health Corp. (Food & Staples Retailing)	1,140	93,982
D.R. Horton, Inc. (Household Durables)	380	12,498
Danaher Corp. (Health Care Equipment & Supplies)	304	25,332

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	190	$13,112
Deere & Co. (Machinery)	152	16,965
Delphi Automotive PLC (Auto Components)	304	24,442
Delta Air Lines, Inc. (Airlines)	798	36,262
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	266	16,822
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	266	10,504
Dish Network Corp.* - Class A (Media)	114	7,346
Dominion Resources, Inc. (Multi-Utilities)	380	29,423
Dover Corp. (Machinery)	190	14,987
Dr. Pepper Snapple Group, Inc. (Beverages)	76	6,965
DTE Energy Co. (Multi-Utilities)	190	19,872
Duke Energy Corp. (Electric Utilities)	798	65,834
DXC Technology Co. (IT Services)	152	11,452
E.I. du Pont de Nemours & Co. (Chemicals)	494	39,397
Eastman Chemical Co. (Chemicals)	152	12,122
Eaton Corp. PLC (Electrical Equipment)	494	37,367
eBay, Inc.* (Internet Software & Services)	684	22,852
Ecolab, Inc. (Chemicals)	114	14,716
Edison International (Electric Utilities)	380	30,389
Eli Lilly & Co. (Pharmaceuticals)	608	49,892
Emerson Electric Co. (Electrical Equipment)	380	22,906
Entergy Corp. (Electric Utilities)	190	14,489
Envision Healthcare Corp.* (Health Care Providers & Services)	76	4,258
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	304	28,120
EQT Corp. (Oil, Gas & Consumable Fuels)	76	4,419
Equity Residential (Equity Real Estate Investment Trusts)	152	9,816
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	38	9,290
Eversource Energy (Electric Utilities)	342	20,315
Exelon Corp. (Electric Utilities)	1,026	35,530
Expeditors International of Washington, Inc. (Air Freight & Logistics)	76	4,263
Express Scripts Holding Co.* (Health Care Providers & Services)	684	41,957
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,636	378,528
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	38	4,974
Fifth Third Bancorp (Banks)	836	20,423
First Horizon National Corp. (Banks)	1	16
FirstEnergy Corp. (Electric Utilities)	494	14,790
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	38	1,396
Flowserve Corp. (Machinery)	152	7,732
Fluor Corp. (Construction & Engineering)	152	7,801
FMC Corp. (Chemicals)	38	2,783
Foot Locker, Inc. (Specialty Retail)	76	5,878
Ford Motor Co. (Automobiles)	4,332	49,688
Fortune Brands Home & Security, Inc. (Building Products)	38	2,422
Franklin Resources, Inc. (Capital Markets)	380	16,382
Freeport-McMoRan, Inc.* (Metals & Mining)	570	7,268
General Electric Co. (Industrial Conglomerates)	5,168	149,821
General Mills, Inc. (Food Products)	304	17,483
General Motors Co. (Automobiles)	1,520	52,653
Genuine Parts Co. (Distributors)	152	13,987
H & R Block, Inc. (Diversified Consumer Services)	228	5,652
Halliburton Co. (Energy Equipment & Services)	418	19,178
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	190	4,144
Hartford Financial Services Group, Inc. (Insurance)	418	20,214
HCA Holdings, Inc.* (Health Care Providers & Services)	152	12,800
HCP, Inc. (Equity Real Estate Investment Trusts)	532	16,678
Helmerich & Payne, Inc. (Energy Equipment & Services)	114	6,913
Henry Schein, Inc.* (Health Care Providers & Services)	76	13,209
Hess Corp. (Oil, Gas & Consumable Fuels)	304	14,844
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,862	34,689
Hologic, Inc.* (Health Care Equipment & Supplies)	114	5,147
Honeywell International, Inc. (Industrial Conglomerates)	342	44,850
Hormel Foods Corp. (Food Products)	304	10,664
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,900	35,758
Huntington Bancshares, Inc. (Banks)	1,216	15,638
Illumina, Inc.* (Life Sciences Tools & Services)	38	7,025
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,736	98,906
International Business Machines Corp. (IT Services)	418	67,001
International Flavors & Fragrances, Inc. (Chemicals)	38	5,266
International Paper Co. (Containers & Packaging)	456	24,611
Invesco, Ltd. (Capital Markets)	456	15,021
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	114	3,963
Jacobs Engineering Group, Inc. (Construction & Engineering)	152	8,347
Johnson & Johnson (Pharmaceuticals)	1,178	145,447
Johnson Controls International PLC (Building Products)	1,064	44,231
JPMorgan Chase & Co. (Banks)	3,990	347,130
Juniper Networks, Inc. (Communications Equipment)	190	5,713
Kansas City Southern Industries, Inc. (Road & Rail)	114	10,268
Kellogg Co. (Food Products)	114	8,094
KeyCorp (Banks)	608	11,090
Kimberly-Clark Corp. (Household Products)	190	24,653
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,128	43,901
Kohl’s Corp. (Multiline Retail)	190	7,416
L Brands, Inc. (Specialty Retail)	152	8,027
L3 Technologies, Inc. (Aerospace & Defense)	38	6,527
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	38	5,326
Leggett & Platt, Inc. (Household Durables)	76	3,993

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lennar Corp. - Class A (Household Durables)	228	$11,514
Leucadia National Corp. (Diversified Financial Services)	342	8,683
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	152	9,236
Lincoln National Corp. (Insurance)	266	17,537
Loews Corp. (Insurance)	304	14,172
Lowe’s Cos., Inc. (Specialty Retail)	342	29,029
LyondellBasell Industries N.V. - Class A (Chemicals)	380	32,209
M&T Bank Corp. (Banks)	190	29,528
Macy’s, Inc. (Multiline Retail)	342	9,993
Mallinckrodt PLC* (Pharmaceuticals)	114	5,349
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	950	14,127
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	570	29,036
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1	61
Masco Corp. (Building Products)	152	5,627
Mattel, Inc. (Leisure Products)	152	3,408
McCormick & Co., Inc. (Food Products)	38	3,796
McDonald’s Corp. (Hotels, Restaurants & Leisure)	342	47,855
McKesson Corp. (Health Care Providers & Services)	228	31,530
Mead Johnson Nutrition Co. - Class A (Food Products)	76	6,743
Medtronic PLC (Health Care Equipment & Supplies)	1,520	126,297
Merck & Co., Inc. (Pharmaceuticals)	1,178	73,425
MetLife, Inc. (Insurance)	1,216	63,001
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,140	31,544
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	38	3,770
Mohawk Industries, Inc.* (Household Durables)	38	8,922
Molson Coors Brewing Co. - Class B (Beverages)	190	18,219
Mondelez International, Inc. - Class A (Food Products)	1,710	77,001
Monsanto Co. (Chemicals)	152	17,725
Monster Beverage Corp.* (Beverages)	190	8,622
Morgan Stanley (Capital Markets)	1,596	69,218
Mylan N.V.* (Pharmaceuticals)	494	18,451
National Oilwell Varco, Inc. (Energy Equipment & Services)	418	14,617
Navient Corp. (Consumer Finance)	342	5,198
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	114	4,543
Newell Rubbermaid, Inc. (Household Durables)	228	10,885
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	76	2,631
News Corp. - Class A (Media)	418	5,317
News Corp. - Class B (Media)	152	1,976
NextEra Energy, Inc. (Electric Utilities)	266	35,527
Nielsen Holdings PLC (Professional Services)	152	6,252
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	646	35,795
NiSource, Inc. (Multi-Utilities)	342	8,294
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	266	8,600
Nordstrom, Inc. (Multiline Retail)	114	5,503
Norfolk Southern Corp. (Road & Rail)	342	40,182
Northern Trust Corp. (Capital Markets)	76	6,840
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	342	5,780
Nucor Corp. (Metals & Mining)	152	9,322
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	494	30,401
Omnicom Group, Inc. (Media)	76	6,241
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	76	3,998
Oracle Corp. (Software)	1,406	63,214
PACCAR, Inc. (Machinery)	190	12,679
Parker-Hannifin Corp. (Machinery)	38	6,110
Patterson Cos., Inc. (Health Care Providers & Services)	76	3,381
Pentair PLC (Machinery)	190	12,257
People’s United Financial, Inc. (Banks)	342	5,975
PepsiCo, Inc. (Beverages)	684	77,484
PerkinElmer, Inc. (Life Sciences Tools & Services)	114	6,773
Perrigo Co. PLC (Pharmaceuticals)	152	11,239
Pfizer, Inc. (Pharmaceuticals)	2,926	99,250
PG&E Corp. (Electric Utilities)	570	38,218
Philip Morris International, Inc. (Tobacco)	760	84,238
Phillips 66 (Oil, Gas & Consumable Fuels)	494	39,303
Pinnacle West Capital Corp. (Electric Utilities)	114	9,700
PNC Financial Services Group, Inc. (Banks)	532	63,707
PPG Industries, Inc. (Chemicals)	152	16,696
PPL Corp. (Electric Utilities)	760	28,964
Praxair, Inc. (Chemicals)	152	18,997
Principal Financial Group, Inc. (Insurance)	304	19,800
Prudential Financial, Inc. (Insurance)	494	52,873
Public Service Enterprise Group, Inc. (Multi-Utilities)	570	25,109
Public Storage (Equity Real Estate Investment Trusts)	76	15,913
PulteGroup, Inc. (Household Durables)	304	6,892
PVH Corp. (Textiles, Apparel & Luxury Goods)	76	7,678
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	152	10,341
Quest Diagnostics, Inc. (Health Care Providers & Services)	76	8,019
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	76	6,135
Range Resources Corp. (Oil, Gas & Consumable Fuels)	114	3,020
Raymond James Financial, Inc. (Capital Markets)	76	5,664
Raytheon Co. (Aerospace & Defense)	114	17,694
Realty Income Corp. (Equity Real Estate Investment Trusts)	114	6,652
Regency Centers Corp. (Equity Real Estate Investment Trusts)	76	4,802
Regions Financial Corp. (Banks)	1,330	18,288
Robert Half International, Inc. (Professional Services)	152	6,999
Rockwell Collins, Inc. (Aerospace & Defense)	38	3,955

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Roper Technologies, Inc. (Industrial Conglomerates)	38	$8,311
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	76	8,102
Ryder System, Inc. (Road & Rail)	76	5,161
SCANA Corp. (Multi-Utilities)	152	10,079
Schlumberger, Ltd. (Energy Equipment & Services)	836	60,686
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	342	14,408
Sealed Air Corp. (Containers & Packaging)	114	5,018
Sempra Energy (Multi-Utilities)	266	30,062
Signet Jewelers, Ltd. (Specialty Retail)	76	5,004
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	114	18,840
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	114	11,962
Snap-on, Inc. (Machinery)	38	6,366
Stanley Black & Decker, Inc. (Machinery)	76	10,347
Staples, Inc. (Specialty Retail)	722	7,054
State Street Corp. (Capital Markets)	418	35,070
Stericycle, Inc.* (Commercial Services & Supplies)	76	6,486
SunTrust Banks, Inc. (Banks)	532	30,223
Symantec Corp. (Software)	342	10,817
Synchrony Financial (Consumer Finance)	874	24,297
Sysco Corp. (Food & Staples Retailing)	266	14,063
T. Rowe Price Group, Inc. (Capital Markets)	76	5,388
Target Corp. (Multiline Retail)	608	33,957
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	190	14,700
TechnipFMC PLC* (Energy Equipment & Services)	532	16,029
TEGNA, Inc. (Media)	228	5,809
Teradata Corp.* (IT Services)	152	4,435
Tesoro Corp. (Oil, Gas & Consumable Fuels)	114	9,087
Textron, Inc. (Aerospace & Defense)	304	14,185
The AES Corp. (Independent Power & Renewable Electricity Producers)	722	8,166
The Allstate Corp. (Insurance)	418	33,979
The Bank of New York Mellon Corp. (Capital Markets)	1,140	53,648
The Boeing Co. (Aerospace & Defense)	228	42,141
The Clorox Co. (Household Products)	76	10,160
The Coca-Cola Co. (Beverages)	2,090	90,184
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	38	7,613
The Dow Chemical Co. (Chemicals)	1,254	78,750
The Estee Lauder Cos., Inc. - Class A (Personal Products)	114	9,934
The Gap, Inc. (Specialty Retail)	228	5,974
The Goldman Sachs Group, Inc. (Capital Markets)	418	93,547
The Goodyear Tire & Rubber Co. (Auto Components)	266	9,637
The Interpublic Group of Cos., Inc. (Media)	190	4,478
The JM Smucker Co. - Class A (Food Products)	114	14,446
The Kraft Heinz Co. (Food Products)	646	58,392
The Kroger Co. (Food & Staples Retailing)	1,026	30,421
The Macerich Co. (Equity Real Estate Investment Trusts)	152	9,489
The Mosaic Co. (Chemicals)	380	10,233
The NASDAQ OMX Group, Inc. (Capital Markets)	76	5,234
The Procter & Gamble Co. (Household Products)	1,444	126,105
The Progressive Corp. (Insurance)	646	25,659
The Sherwin-Williams Co. (Chemicals)	38	12,718
The Southern Co. (Electric Utilities)	1,102	54,879
The Travelers Cos., Inc. (Insurance)	304	36,985
The Walt Disney Co. (Media)	646	74,679
The Western Union Co. (IT Services)	190	3,773
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	494	15,131
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	152	25,129
Tiffany & Co. (Specialty Retail)	76	6,965
Torchmark Corp. (Insurance)	114	8,745
Tractor Supply Co. (Specialty Retail)	76	4,705
Transocean, Ltd.* (Energy Equipment & Services)	418	4,611
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	38	1,710
Twenty-First Century Fox, Inc. - Class A (Media)	608	18,568
Twenty-First Century Fox, Inc. - Class B (Media)	266	7,943
Tyson Foods, Inc. - Class A (Food Products)	304	19,535
U.S. Bancorp (Banks)	798	40,921
Union Pacific Corp. (Road & Rail)	266	29,781
United Technologies Corp. (Aerospace & Defense)	836	99,476
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	38	4,589
Unum Group (Insurance)	266	12,324
V.F. Corp. (Textiles, Apparel & Luxury Goods)	380	20,759
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	494	31,917
Ventas, Inc. (Equity Real Estate Investment Trusts)	152	9,730
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,128	97,696
Vertex Pharmaceuticals, Inc.* (Biotechnology)	114	13,486
Viacom, Inc. - Class B (Media)	380	16,173
Vornado Realty Trust (Equity Real Estate Investment Trusts)	114	10,971
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	950	82,213
Wal-Mart Stores, Inc. (Food & Staples Retailing)	1,672	125,700
Waters Corp.* (Life Sciences Tools & Services)	38	6,456
WEC Energy Group, Inc. (Multi-Utilities)	152	9,199
Wells Fargo & Co. (Banks)	5,016	270,061
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	304	27,077
WestRock Co. (Containers & Packaging)	266	14,247
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	836	28,314
Whirlpool Corp. (Household Durables)	76	14,111
Whole Foods Market, Inc. (Food & Staples Retailing)	342	12,439

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Willis Towers Watson PLC (Insurance)	152	$20,158
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	38	3,622
Xcel Energy, Inc. (Electric Utilities)	570	25,679
Xerox Corp. (Technology Hardware, Storage & Peripherals)	950	6,831
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	114	7,195
XL Group, Ltd. (Insurance)	304	12,722
Yahoo!, Inc.* (Internet Software & Services)	988	47,632
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	76	9,093
Zions Bancorp (Banks)	228	9,127
TOTAL COMMON STOCKS (Cost $7,235,520)		10,325,094

TOTAL INVESTMENT SECURITIES (Cost $7,235,520) - 100.4%		10,325,094
Net other assets (liabilities) - (0.4)%		(46,035)

NET ASSETS - 100.0%		$10,279,059

*                           Non-income producing security.

See accompanying notes to schedules of portfolio investments.

Large-Cap Value ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$197,479	1.9%
Air Freight & Logistics	9,788	0.1%
Airlines	63,788	0.6%
Auto Components	43,719	0.4%
Automobiles	102,341	1.0%
Banks	1,362,162	13.2%
Beverages	205,070	2.0%
Biotechnology	75,548	0.7%
Building Products	55,268	0.5%
Capital Markets	378,334	3.7%
Chemicals	284,742	2.8%
Commercial Services & Supplies	6,486	0.1%
Communications Equipment	196,028	1.9%
Construction & Engineering	16,148	0.2%
Consumer Finance	108,396	1.1%
Containers & Packaging	61,647	0.6%
Distributors	13,987	0.1%
Diversified Consumer Services	5,652	0.1%
Diversified Financial Services	360,250	3.5%
Diversified Telecommunication Services	393,609	3.8%
Electric Utilities	416,378	4.1%
Electrical Equipment	75,488	0.7%
Electronic Equipment, Instruments & Components	16,096	0.2%
Energy Equipment & Services	137,826	1.3%
Equity Real Estate Investment Trusts	189,165	1.8%
Food & Staples Retailing	446,513	4.3%
Food Products	267,766	2.6%
Health Care Equipment & Supplies	304,500	3.0%
Health Care Providers & Services	294,346	2.9%
Hotels, Restaurants & Leisure	105,837	1.0%
Household Durables	68,815	0.7%
Household Products	196,677	1.9%
Independent Power & Renewable Electricity Producers	13,946	0.1%
Industrial Conglomerates	247,630	2.4%
Insurance	520,619	5.1%
Internet & Direct Marketing Retail	1,710	NM
Internet Software & Services	70,484	0.7%
IT Services	109,801	1.1%
Leisure Products	3,408	NM
Life Sciences Tools & Services	51,659	0.5%
Machinery	118,531	1.2%
Media	148,529	1.4%
Metals & Mining	16,590	0.2%
Multiline Retail	56,869	0.6%
Multi-Utilities	192,923	1.9%
Oil, Gas & Consumable Fuels	1,003,480	9.7%
Personal Products	15,360	0.1%
Pharmaceuticals	542,578	5.3%
Professional Services	13,251	0.1%
Real Estate Management & Development	6,804	0.1%
Road & Rail	104,711	1.0%
Semiconductors & Semiconductor Equipment	147,985	1.4%
Software	92,104	0.9%
Specialty Retail	98,231	1.0%
Technology Hardware, Storage & Peripherals	123,306	1.2%
Textiles, Apparel & Luxury Goods	80,498	0.8%
Tobacco	84,238	0.8%
Other**	(46,035)	(0.4)%
Total	$10,279,059	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (99.7%)
3M Co. (Industrial Conglomerates)	1,352	$264,762
AbbVie, Inc. (Biotechnology)	5,408	356,603
Accenture PLC - Class A (IT Services)	2,080	252,304
Activision Blizzard, Inc. (Software)	2,392	124,982
Acuity Brands, Inc. (Electrical Equipment)	104	18,314
Adobe Systems, Inc.* (Software)	1,664	222,543
Advance Auto Parts, Inc. (Specialty Retail)	208	29,565
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,600	34,580
Aetna, Inc. (Health Care Providers & Services)	1,248	168,567
Agilent Technologies, Inc. (Life Sciences Tools & Services)	728	40,076
Air Products & Chemicals, Inc. (Chemicals)	416	58,448
Akamai Technologies, Inc.* (Internet Software & Services)	624	38,027
Alaska Air Group, Inc. (Airlines)	312	26,548
Albemarle Corp. (Chemicals)	416	45,307
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	312	35,103
Alexion Pharmaceuticals, Inc.* (Biotechnology)	728	93,024
Allegion PLC (Building Products)	208	16,357
Alliance Data Systems Corp. (IT Services)	104	25,962
Alliant Energy Corp. (Electric Utilities)	416	16,357
Alphabet, Inc.* - Class A (Internet Software & Services)	1,040	961,501
Alphabet, Inc.* - Class C (Internet Software & Services)	1,040	942,198
Altria Group, Inc. (Tobacco)	6,552	470,302
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,352	1,250,586
American Express Co. (Consumer Finance)	1,248	98,904
American Tower Corp. (Equity Real Estate Investment Trusts)	1,456	183,370
American Water Works Co., Inc. (Water Utilities)	624	49,770
Ameriprise Financial, Inc. (Capital Markets)	208	26,593
Amgen, Inc. (Biotechnology)	1,352	220,809
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,040	75,202
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	936	53,371
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,248	95,098
Aon PLC (Insurance)	936	112,170
Apache Corp. (Oil, Gas & Consumable Fuels)	832	40,468
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	520	22,745
Apple, Inc. (Technology Hardware, Storage & Peripherals)	17,888	2,569,611
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,640	147,820
Arthur J. Gallagher & Co. (Insurance)	624	34,825
Autodesk, Inc.* (Software)	416	37,469
Automatic Data Processing, Inc. (IT Services)	1,560	163,004
AutoZone, Inc.* (Specialty Retail)	104	71,988
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	416	78,973
Avery Dennison Corp. (Containers & Packaging)	208	17,308
Baker Hughes, Inc. (Energy Equipment & Services)	624	37,047
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	208	63,956
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	728	136,114
Best Buy Co., Inc. (Specialty Retail)	416	21,553
Biogen, Inc.* (Biotechnology)	728	197,441
BlackRock, Inc. - Class A (Capital Markets)	208	79,991
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	312	39,499
Boston Scientific Corp.* (Health Care Equipment & Supplies)	4,680	123,458
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,120	174,876
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	1,352	298,536
Brown-Forman Corp. - Class B (Beverages)	312	14,764
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	208	15,122
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	728	16,919
Campbell Soup Co. (Food Products)	416	23,937
CarMax, Inc.* (Specialty Retail)	312	18,252
Caterpillar, Inc. (Machinery)	1,040	106,350
CBOE Holdings, Inc. (Capital Markets)	208	17,141
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	416	14,897
CBS Corp. - Class B (Media)	1,248	83,067
Celgene Corp.* (Biotechnology)	2,600	322,529
CenterPoint Energy, Inc. (Multi-Utilities)	832	23,737
Cerner Corp.* (Health Care Technology)	1,040	67,340
Charter Communications, Inc.* - Class A (Media)	728	251,276
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,248	6,564
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	104	49,345
Church & Dwight Co., Inc. (Household Products)	520	25,756
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	208	24,269
Cincinnati Financial Corp. (Insurance)	312	22,492
Cintas Corp. (Commercial Services & Supplies)	312	38,211
Citizens Financial Group, Inc. (Banks)	624	22,907
Citrix Systems, Inc.* (Software)	520	42,089
CME Group, Inc. (Capital Markets)	728	84,586
Coach, Inc. (Textiles, Apparel & Luxury Goods)	520	20,483
Cognizant Technology Solutions Corp.* (IT Services)	1,456	87,695
Colgate-Palmolive Co. (Household Products)	1,664	119,875
Comcast Corp. - Class A (Media)	16,120	631,742
Comerica, Inc. (Banks)	312	22,058
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	312	39,518
Constellation Brands, Inc. - Class A (Beverages)	624	107,665
Corning, Inc. (Electronic Equipment, Instruments & Components)	3,120	90,012
Coty, Inc. (Personal Products)	624	11,138
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	832	78,707

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CSRA, Inc. (IT Services)	208	$6,049
CSX Corp. (Road & Rail)	1,976	100,460
Cummins, Inc. (Machinery)	520	78,489
Danaher Corp. (Health Care Equipment & Supplies)	1,144	95,330
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	416	35,439
Deere & Co. (Machinery)	520	58,037
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	936	36,963
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	520	59,717
Discover Financial Services (Consumer Finance)	1,352	84,622
Discovery Communications, Inc.* - Class A (Media)	520	14,966
Discovery Communications, Inc.* - Class C (Media)	728	20,369
Dish Network Corp.* - Class A (Media)	416	26,807
Dollar General Corp. (Multiline Retail)	832	60,495
Dollar Tree, Inc.* (Multiline Retail)	832	68,864
Dominion Resources, Inc. (Multi-Utilities)	1,040	80,528
Dr. Pepper Snapple Group, Inc. (Beverages)	416	38,126
DXC Technology Co. (IT Services)	520	39,177
E*TRADE Financial Corp.* (Capital Markets)	936	32,339
E.I. du Pont de Nemours & Co. (Chemicals)	1,456	116,116
eBay, Inc.* (Internet Software & Services)	1,352	45,170
Ecolab, Inc. (Chemicals)	520	67,127
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	728	79,840
Electronic Arts, Inc.* (Software)	1,040	98,613
Eli Lilly & Co. (Pharmaceuticals)	1,456	119,479
Emerson Electric Co. (Electrical Equipment)	1,040	62,691
Envision Healthcare Corp.* (Health Care Providers & Services)	208	11,654
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,040	96,200
EQT Corp. (Oil, Gas & Consumable Fuels)	312	18,140
Equifax, Inc. (Professional Services)	416	56,289
Equinix, Inc. (Equity Real Estate Investment Trusts)	208	86,882
Equity Residential (Equity Real Estate Investment Trusts)	832	53,731
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	104	25,425
Expedia, Inc. (Internet & Direct Marketing Retail)	416	55,628
Expeditors International of Washington, Inc. (Air Freight & Logistics)	416	23,333
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	416	31,420
F5 Networks, Inc.* (Communications Equipment)	208	26,859
Facebook, Inc.* - Class A (Internet Software & Services)	8,008	1,203,202
Fastenal Co. (Trading Companies & Distributors)	936	41,820
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	104	13,613
FedEx Corp. (Air Freight & Logistics)	832	157,830
Fidelity National Information Services, Inc. (IT Services)	1,144	96,313
First Horizon National Corp. (Banks)	1	15
Fiserv, Inc.* (IT Services)	728	86,734
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	312	11,460
FMC Corp. (Chemicals)	312	22,848
Foot Locker, Inc. (Specialty Retail)	312	24,130
Fortive Corp. (Machinery)	1,040	65,790
Fortune Brands Home & Security, Inc. (Building Products)	416	26,516
Freeport-McMoRan, Inc.* (Metals & Mining)	2,808	35,802
Garmin, Ltd. (Household Durables)	416	21,149
Gartner, Inc.* (IT Services)	312	35,596
General Dynamics Corp. (Aerospace & Defense)	936	181,387
General Electric Co. (Industrial Conglomerates)	13,936	404,005
General Mills, Inc. (Food Products)	1,040	59,810
GGP, Inc. (Equity Real Estate Investment Trusts)	1,976	42,701
Gilead Sciences, Inc. (Biotechnology)	4,472	306,556
Global Payments, Inc. (IT Services)	520	42,515
Halliburton Co. (Energy Equipment & Services)	1,664	76,344
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	624	13,609
Harley-Davidson, Inc. (Automobiles)	624	35,449
Harris Corp. (Communications Equipment)	416	46,547
Hasbro, Inc. (Leisure Products)	416	41,230
HCA Holdings, Inc.* (Health Care Providers & Services)	520	43,789
Hologic, Inc.* (Health Care Equipment & Supplies)	520	23,478
Honeywell International, Inc. (Industrial Conglomerates)	1,560	204,578
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,496	44,803
Humana, Inc. (Health Care Providers & Services)	520	115,430
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	312	52,332
Illinois Tool Works, Inc. (Machinery)	1,040	143,614
Illumina, Inc.* (Life Sciences Tools & Services)	312	57,676
Incyte Corp.* (Biotechnology)	624	77,551
Ingersoll-Rand PLC (Machinery)	832	73,840
Intel Corp. (Semiconductors & Semiconductor Equipment)	7,696	278,210
Intercontinental Exchange, Inc. (Capital Markets)	1,976	118,955
International Business Machines Corp. (IT Services)	1,664	266,723
International Flavors & Fragrances, Inc. (Chemicals)	208	28,827
Intuit, Inc. (Software)	832	104,175
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	104	86,930
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	520	18,075
J.B. Hunt Transport Services, Inc. (Road & Rail)	312	27,974
Johnson & Johnson (Pharmaceuticals)	5,616	693,408

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Juniper Networks, Inc. (Communications Equipment)	728	$21,891
Kellogg Co. (Food Products)	416	29,536
KeyCorp (Banks)	1,768	32,248
Kimberly-Clark Corp. (Household Products)	624	80,964
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,456	29,542
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	520	51,074
L Brands, Inc. (Specialty Retail)	416	21,969
L3 Technologies, Inc. (Aerospace & Defense)	104	17,864
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	208	29,151
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	520	75,322
Leggett & Platt, Inc. (Household Durables)	312	16,392
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	520	31,595
LKQ Corp.* (Distributors)	1,040	32,490
Lockheed Martin Corp. (Aerospace & Defense)	832	224,182
Lowe’s Cos., Inc. (Specialty Retail)	1,872	158,895
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,041	98,263
Marsh & McLennan Cos., Inc. (Insurance)	1,768	131,063
Martin Marietta Materials, Inc. (Construction Materials)	208	45,800
Masco Corp. (Building Products)	624	23,100
MasterCard, Inc. - Class A (IT Services)	3,224	375,016
Mattel, Inc. (Leisure Products)	624	13,990
McCormick & Co., Inc. (Food Products)	208	20,779
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,768	247,396
Mead Johnson Nutrition Co. - Class A (Food Products)	312	27,681
Merck & Co., Inc. (Pharmaceuticals)	5,824	363,010
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	104	53,396
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	520	19,412
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	728	55,022
Microsoft Corp. (Software)	26,312	1,801,319
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	208	20,636
Mohawk Industries, Inc.* (Household Durables)	104	24,418
Monsanto Co. (Chemicals)	1,040	121,273
Monster Beverage Corp.* (Beverages)	832	37,756
Moody’s Corp. (Capital Markets)	520	61,526
Motorola Solutions, Inc. (Communications Equipment)	520	44,704
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	520	13,614
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	520	20,722
Netflix, Inc.* (Internet & Direct Marketing Retail)	1,456	221,603
Newell Rubbermaid, Inc. (Household Durables)	1,040	49,651
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	416	14,402
Newmont Mining Corp. (Metals & Mining)	1,768	59,776
NextEra Energy, Inc. (Electric Utilities)	728	97,232
Nielsen Holdings PLC (Professional Services)	624	25,665
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,600	144,065
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	624	20,174
Northern Trust Corp. (Capital Markets)	520	46,800
Northrop Grumman Corp. (Aerospace & Defense)	624	153,479
Nucor Corp. (Metals & Mining)	624	38,270
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,976	206,097
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,144	70,402
Omnicom Group, Inc. (Media)	624	51,243
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	520	27,357
Oracle Corp. (Software)	5,928	266,523
O’Reilly Automotive, Inc.* (Specialty Retail)	312	77,423
PACCAR, Inc. (Machinery)	624	41,640
Parker-Hannifin Corp. (Machinery)	312	50,170
Paychex, Inc. (IT Services)	1,040	61,651
PayPal Holdings, Inc.* (IT Services)	3,848	183,627
PepsiCo, Inc. (Beverages)	2,704	306,310
Pfizer, Inc. (Pharmaceuticals)	11,336	384,517
Philip Morris International, Inc. (Tobacco)	2,912	322,766
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	624	107,945
PPG Industries, Inc. (Chemicals)	416	45,693
Praxair, Inc. (Chemicals)	520	64,990
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,768	96,197
Public Storage (Equity Real Estate Investment Trusts)	312	65,327
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	4,992	268,270
Quanta Services, Inc.* (Construction & Engineering)	520	18,429
Quest Diagnostics, Inc. (Health Care Providers & Services)	312	32,919
Range Resources Corp. (Oil, Gas & Consumable Fuels)	208	5,510
Raymond James Financial, Inc. (Capital Markets)	208	15,500
Raytheon Co. (Aerospace & Defense)	624	96,851
Realty Income Corp. (Equity Real Estate Investment Trusts)	624	36,410
Red Hat, Inc.* (Software)	624	54,962
Regency Centers Corp. (Equity Real Estate Investment Trusts)	312	19,712
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	208	80,806
Republic Services, Inc. - Class A (Commercial Services & Supplies)	832	52,408
Reynolds American, Inc. (Tobacco)	2,808	181,116
Rockwell Automation, Inc. (Electrical Equipment)	416	65,458
Rockwell Collins, Inc. (Aerospace & Defense)	312	32,476
Roper Technologies, Inc. (Industrial Conglomerates)	208	45,490
Ross Stores, Inc. (Specialty Retail)	1,352	87,880

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	312	$33,259
S&P Global, Inc. (Capital Markets)	832	111,646
Salesforce.com, Inc.* (Software)	2,184	188,086
Schlumberger, Ltd. (Energy Equipment & Services)	2,184	158,537
Scripps Networks Interactive, Inc. - Class A (Media)	312	23,313
Sealed Air Corp. (Containers & Packaging)	312	13,734
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	728	120,309
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	624	62,238
Snap-on, Inc. (Machinery)	104	17,423
Southwest Airlines Co. (Airlines)	2,080	116,937
Stanley Black & Decker, Inc. (Machinery)	208	28,319
Starbucks Corp. (Hotels, Restaurants & Leisure)	4,992	299,821
Stryker Corp. (Health Care Equipment & Supplies)	1,040	141,825
Symantec Corp. (Software)	1,040	32,895
Synopsys, Inc.* (Software)	520	38,324
Sysco Corp. (Food & Staples Retailing)	936	49,486
T. Rowe Price Group, Inc. (Capital Markets)	520	36,863
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	624	48,279
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,432	271,746
The Boeing Co. (Aerospace & Defense)	1,248	230,669
The Charles Schwab Corp. (Capital Markets)	4,160	161,615
The Clorox Co. (Household Products)	208	27,808
The Coca-Cola Co. (Beverages)	6,656	287,206
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	104	20,834
The Estee Lauder Cos., Inc. - Class A (Personal Products)	416	36,251
The Hershey Co. (Food Products)	520	56,264
The Home Depot, Inc. (Specialty Retail)	4,160	649,376
The Interpublic Group of Cos., Inc. (Media)	728	17,159
The NASDAQ OMX Group, Inc. (Capital Markets)	208	14,325
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	208	384,139
The Procter & Gamble Co. (Household Products)	4,264	372,374
The Sherwin-Williams Co. (Chemicals)	208	69,613
The TJX Cos., Inc. (Specialty Retail)	2,184	171,750
The Walt Disney Co. (Media)	2,912	336,627
The Western Union Co. (IT Services)	1,040	20,654
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,248	38,226
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	832	137,555
Tiffany & Co. (Specialty Retail)	208	19,063
Time Warner, Inc. (Media)	2,600	258,102
Total System Services, Inc. (IT Services)	520	29,801
Tractor Supply Co. (Specialty Retail)	208	12,877
TransDigm Group, Inc. (Aerospace & Defense)	208	51,320
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	208	9,362
Twenty-First Century Fox, Inc. - Class A (Media)	1,768	53,995
Twenty-First Century Fox, Inc. - Class B (Media)	832	24,844
U.S. Bancorp (Banks)	3,016	154,661
UDR, Inc. (Equity Real Estate Investment Trusts)	936	34,950
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	208	58,540
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	624	13,410
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	624	12,112
Union Pacific Corp. (Road & Rail)	1,872	209,589
United Continental Holdings, Inc.* (Airlines)	936	65,717
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	2,392	257,045
United Rentals, Inc.* (Trading Companies & Distributors)	312	34,214
UnitedHealth Group, Inc. (Health Care Providers & Services)	3,224	563,814
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	104	12,559
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	312	28,311
Ventas, Inc. (Equity Real Estate Investment Trusts)	728	46,599
VeriSign, Inc.* (Internet Software & Services)	312	27,743
Verisk Analytics, Inc.* - Class A (Professional Services)	520	43,061
Verizon Communications, Inc. (Diversified Telecommunication Services)	7,384	339,000
Vertex Pharmaceuticals, Inc.* (Biotechnology)	520	61,516
Visa, Inc. - Class A (IT Services)	6,344	578,699
Vornado Realty Trust (Equity Real Estate Investment Trusts)	312	30,027
Vulcan Materials Co. (Construction Materials)	416	50,286
W.W. Grainger, Inc. (Trading Companies & Distributors)	208	40,082
Waste Management, Inc. (Commercial Services & Supplies)	1,352	98,398
Waters Corp.* (Life Sciences Tools & Services)	208	35,337
WEC Energy Group, Inc. (Multi-Utilities)	520	31,470
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,248	89,157
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	208	19,824
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	312	38,379
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	520	32,817
Xylem, Inc. (Machinery)	624	32,080
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,144	75,218
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	416	49,774
Zoetis, Inc. (Pharmaceuticals)	1,664	93,367
TOTAL COMMON STOCKS (Cost $30,557,577)		38,239,949

See accompanying notes to schedules of portfolio investments.

Value
TOTAL INVESTMENT SECURITIES (Cost $30,557,577) - 99.7%	$38,239,949
Net other assets (liabilities) - 0.3%	134,198

NET ASSETS - 100.0%	$38,374,147

*              Non-income producing security.

See accompanying notes to schedules of portfolio investments.

Large-Cap Growth ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$988,228	2.6%
Air Freight & Logistics	453,330	1.2%
Airlines	209,202	0.5%
Automobiles	35,449	0.1%
Banks	231,889	0.6%
Beverages	791,827	2.1%
Biotechnology	1,716,835	4.5%
Building Products	65,973	0.2%
Capital Markets	807,881	2.1%
Chemicals	640,243	1.7%
Commercial Services & Supplies	189,017	0.5%
Communications Equipment	140,001	0.4%
Construction & Engineering	18,429	NM
Construction Materials	96,086	0.3%
Consumer Finance	183,526	0.5%
Containers & Packaging	31,042	0.1%
Distributors	32,490	0.1%
Diversified Telecommunication Services	370,595	1.0%
Electric Utilities	113,589	0.3%
Electrical Equipment	146,463	0.4%
Electronic Equipment, Instruments & Components	224,953	0.6%
Energy Equipment & Services	271,928	0.7%
Equity Real Estate Investment Trusts	1,403,630	3.7%
Food & Staples Retailing	49,486	0.1%
Food Products	218,007	0.6%
Health Care Equipment & Supplies	902,182	2.4%
Health Care Providers & Services	977,883	2.5%
Health Care Technology	67,340	0.2%
Hotels, Restaurants & Leisure	896,944	2.3%
Household Durables	111,610	0.3%
Household Products	626,777	1.6%
Industrial Conglomerates	918,835	2.4%
Insurance	300,550	0.8%
Internet & Direct Marketing Retail	1,921,318	5.0%
Internet Software & Services	3,217,840	8.4%
IT Services	2,351,520	6.1%
Leisure Products	55,220	0.1%
Life Sciences Tools & Services	324,040	0.8%
Machinery	695,752	1.8%
Media	1,793,510	4.7%
Metals & Mining	133,848	0.3%
Multiline Retail	129,359	0.3%
Multi-Utilities	135,735	0.4%
Oil, Gas & Consumable Fuels	630,042	1.6%
Personal Products	47,389	0.1%
Pharmaceuticals	1,828,657	4.8%
Professional Services	125,015	0.3%
Real Estate Management & Development	14,897	NM
Road & Rail	338,023	0.9%
Semiconductors & Semiconductor Equipment	1,876,830	4.9%
Software	3,011,979	7.8%
Specialty Retail	1,423,261	3.7%
Technology Hardware, Storage & Peripherals	2,590,332	6.8%
Textiles, Apparel & Luxury Goods	223,091	0.6%
Tobacco	974,185	2.5%
Trading Companies & Distributors	116,116	0.3%
Water Utilities	49,770	0.1%
Other**	134,198	0.3%
Total	$38,374,147	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (99.7%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	539	$8,532
Aaron’s, Inc. (Specialty Retail)	1,078	38,743
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,029	44,843
ACI Worldwide, Inc.* (Software)	1,029	22,113
Acxiom Corp.* (IT Services)	735	21,242
AECOM Technology Corp.* (Construction & Engineering)	2,597	88,843
AGCO Corp. (Machinery)	1,127	72,118
Alexander & Baldwin, Inc. (Real Estate Management & Development)	343	15,781
Alleghany Corp.* (Insurance)	245	149,622
Allegheny Technologies, Inc. (Metals & Mining)	1,813	33,269
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	3,038	36,365
AMC Networks, Inc.* - Class A (Media)	343	20,470
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	931	44,120
American Eagle Outfitters, Inc. (Specialty Retail)	2,891	40,734
American Financial Group, Inc. (Insurance)	1,225	119,205
ANSYS, Inc.* (Software)	539	59,377
AptarGroup, Inc. (Containers & Packaging)	588	47,216
Aqua America, Inc. (Water Utilities)	1,421	47,021
ARRIS International PLC* (Communications Equipment)	1,911	49,667
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,519	107,089
Ashland Global Holdings, Inc. (Chemicals)	1,029	127,083
Aspen Insurance Holdings, Ltd. (Insurance)	1,029	53,868
Associated Banc-Corp. (Banks)	2,548	63,445
Atmos Energy Corp. (Gas Utilities)	1,764	142,919
Avnet, Inc. (Electronic Equipment, Instruments & Components)	2,156	83,416
Avon Products, Inc.* (Personal Products)	7,350	35,648
BancorpSouth, Inc. (Banks)	1,421	43,269
Bank of Hawaii Corp. (Banks)	196	15,970
Belden, Inc. (Electronic Equipment, Instruments & Components)	343	23,907
Bemis Co., Inc. (Containers & Packaging)	1,568	70,451
Big Lots, Inc. (Multiline Retail)	735	37,110
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	196	42,779
Black Hills Corp. (Multi-Utilities)	343	23,331
Brocade Communications Systems, Inc. (Communications Equipment)	2,401	30,181
Brunswick Corp. (Leisure Products)	1,519	86,204
Cabela’s, Inc.* - Class A (Specialty Retail)	392	21,403
Cabot Corp. (Chemicals)	1,029	61,936
Cadence Design Systems, Inc.* (Software)	1,323	43,090
CalAtlantic Group, Inc. (Household Durables)	1,225	44,369
Camden Property Trust (Equity Real Estate Investment Trusts)	686	56,478
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	1,421	38,182
Carpenter Technology Corp. (Metals & Mining)	784	31,830
Casey’s General Stores, Inc. (Food & Staples Retailing)	637	71,389
Catalent, Inc.* (Pharmaceuticals)	1,225	35,868
Cathay General Bancorp, Inc. (Banks)	1,274	48,476
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	294	26,372
Chemical Financial Corp. (Banks)	441	20,925
Chico’s FAS, Inc. (Specialty Retail)	1,127	15,575
Ciena Corp.* (Communications Equipment)	2,352	53,884
Cinemark Holdings, Inc. (Media)	784	33,869
Clean Harbors, Inc.* (Commercial Services & Supplies)	882	51,253
CNO Financial Group, Inc. (Insurance)	2,940	61,946
Commercial Metals Co. (Metals & Mining)	1,960	36,534
Compass Minerals International, Inc. (Metals & Mining)	294	19,404
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,989	45,373
Convergys Corp. (IT Services)	882	19,854
Cooper Tire & Rubber Co. (Auto Components)	882	33,781
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,960	67,522
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	490	16,043
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	7,056	59,905
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	98	15,699
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,617	35,380
CST Brands, Inc. (Specialty Retail)	1,274	61,521
Cullen/Frost Bankers, Inc. (Banks)	490	46,251
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	3,185	44,622
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	588	32,128
Dana Holding Corp. (Auto Components)	2,401	46,627
Dean Foods Co. (Food Products)	1,519	29,985
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	245	14,600
Deluxe Corp. (Commercial Services & Supplies)	294	21,142
DeVry Education Group, Inc. (Diversified Consumer Services)	980	37,093
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,078	15,545
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,274	35,927
Dillard’s, Inc. - Class A (Multiline Retail)	441	24,418
Domtar Corp. (Paper & Forest Products)	1,029	40,800
Donaldson Co., Inc. (Machinery)	686	31,748
Dril-Quip, Inc.* (Energy Equipment & Services)	637	32,837
DST Systems, Inc. (IT Services)	539	66,356
Dycom Industries, Inc.* (Construction & Engineering)	245	25,887
East West Bancorp, Inc. (Banks)	882	47,866
Eaton Vance Corp. (Capital Markets)	735	31,554
Edgewell Personal Care Co.* (Personal Products)	980	70,060
EMCOR Group, Inc. (Construction & Engineering)	539	35,434
Endo International PLC* (Pharmaceuticals)	3,332	37,885
Energen Corp.* (Oil, Gas & Consumable Fuels)	931	48,404

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Energizer Holdings, Inc. (Household Products)	392	$23,218
Ensco PLCADR - Class A (Energy Equipment & Services)	5,096	40,207
EPR Properties (Equity Real Estate Investment Trusts)	441	32,065
Esterline Technologies Corp.* (Aerospace & Defense)	490	44,811
Everest Re Group, Ltd. (Insurance)	686	172,672
F.N.B. Corp. (Banks)	5,390	76,754
FactSet Research Systems, Inc. (Capital Markets)	196	31,999
Federated Investors, Inc. - Class B (Capital Markets)	784	21,027
First American Financial Corp. (Insurance)	1,862	80,829
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,323	39,095
Flowers Foods, Inc. (Food Products)	3,087	60,536
Frontier Communications Corp. (Diversified Telecommunication Services)	19,698	37,032
FTI Consulting, Inc.* (Professional Services)	686	23,729
Fulton Financial Corp. (Banks)	1,470	27,122
GameStop Corp. - Class A (Specialty Retail)	1,715	38,913
GATX Corp. (Trading Companies & Distributors)	392	23,481
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	539	36,522
Genworth Financial, Inc.* - Class A (Insurance)	8,379	33,851
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	637	19,320
Graham Holdings Co. - Class B (Diversified Consumer Services)	98	58,966
Great Plains Energy, Inc. (Electric Utilities)	3,626	107,293
Greif, Inc. - Class A (Containers & Packaging)	441	25,851
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,078	17,119
Halyard Health, Inc.* (Health Care Equipment & Supplies)	784	30,968
Hancock Holding Co. (Banks)	1,421	66,361
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,813	60,772
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	588	19,286
Helen of Troy, Ltd.* (Household Durables)	441	41,454
Herman Miller, Inc. (Commercial Services & Supplies)	1,029	34,060
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	735	37,397
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	392	29,651
HNI Corp. (Commercial Services & Supplies)	294	13,747
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	2,989	84,111
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	2,744	87,342
HSN, Inc. (Internet & Direct Marketing Retail)	539	19,889
Hubbell, Inc. (Electrical Equipment)	343	38,804
IDACORP, Inc. (Electric Utilities)	833	70,405
Ingredion, Inc. (Food Products)	637	78,873
International Bancshares Corp. (Banks)	490	18,326
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	441	16,361
ITT, Inc. (Machinery)	1,470	61,931
J.C. Penney Co., Inc.* (Multiline Retail)	5,194	27,944
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	3,087	89,585
Janus Capital Group, Inc. (Capital Markets)	2,401	32,798
JetBlue Airways Corp.* (Airlines)	5,684	124,082
John Wiley & Sons, Inc. - Class A (Media)	392	20,658
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	784	90,051
KB Home (Household Durables)	1,421	29,273
KBR, Inc. (Construction & Engineering)	2,401	33,734
Kemper Corp. (Insurance)	833	32,779
Kennametal, Inc. (Machinery)	735	30,561
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,225	45,852
Kirby Corp.* (Marine)	882	62,269
KLX, Inc.* (Aerospace & Defense)	882	41,719
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,470	26,063
Lamb Weston Holding, Inc. (Food Products)	882	36,824
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,911	54,578
Legg Mason, Inc. (Capital Markets)	1,470	54,949
Leidos Holdings, Inc. (IT Services)	2,401	126,437
Life Storage, Inc. (Equity Real Estate Investment Trusts)	784	61,458
LifePoint Health, Inc.* (Health Care Providers & Services)	686	42,635
LivaNova PLC* (Health Care Equipment & Supplies)	735	38,735
Live Nation Entertainment, Inc.* (Media)	1,078	34,669
Louisiana-Pacific Corp.* (Paper & Forest Products)	2,450	63,063
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	588	15,905
Manhattan Associates, Inc.* (Software)	392	18,302
ManpowerGroup, Inc. (Professional Services)	1,127	113,804
MB Financial, Inc. (Banks)	490	20,830
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	6,027	78,773
MEDNAX, Inc.* (Health Care Providers & Services)	588	35,492
Mercury General Corp. (Insurance)	637	39,169
Meredith Corp. (Media)	294	17,214
Molina Healthcare, Inc.* (Health Care Providers & Services)	735	36,596
Murphy USA, Inc.* (Specialty Retail)	588	40,907
Nabors Industries, Ltd. (Energy Equipment & Services)	4,802	49,652
National Fuel Gas Co. (Gas Utilities)	637	35,277
National Instruments Corp. (Electronic Equipment, Instruments & Components)	931	32,501
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,029	43,444
NetScout Systems, Inc.* (Communications Equipment)	1,519	57,190
NeuStar, Inc.* - Class A (IT Services)	931	30,909
New Jersey Resources Corp. (Gas Utilities)	1,470	59,315
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	8,232	109,403

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NewMarket Corp. (Chemicals)	49	$23,064
Noble Corp. PLC (Energy Equipment & Services)	4,116	19,757
NorthWestern Corp. (Multi-Utilities)	833	49,797
NOW, Inc.* (Trading Companies & Distributors)	1,813	30,839
Nu Skin Enterprises, Inc. - Class A (Personal Products)	245	13,531
Oceaneering International, Inc. (Energy Equipment & Services)	1,666	43,966
Office Depot, Inc. (Specialty Retail)	8,673	43,105
OGE Energy Corp. (Electric Utilities)	3,381	117,591
Oil States International, Inc.* (Energy Equipment & Services)	882	26,240
Old Republic International Corp. (Insurance)	4,116	85,119
Olin Corp. (Chemicals)	2,793	89,739
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	3,332	109,957
ONE Gas, Inc. (Gas Utilities)	882	60,708
Orbital ATK, Inc. (Aerospace & Defense)	980	97,019
Oshkosh Corp. (Machinery)	588	40,801
Owens & Minor, Inc. (Health Care Providers & Services)	1,029	35,655
Owens-Illinois, Inc.* (Containers & Packaging)	2,744	59,874
PacWest Bancorp (Banks)	2,009	99,226
PAREXEL International Corp.* (Life Sciences Tools & Services)	441	28,149
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,519	32,879
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,813	40,466
Pitney Bowes, Inc. (Commercial Services & Supplies)	3,136	41,677
Plantronics, Inc. (Communications Equipment)	196	10,702
PNM Resources, Inc. (Electric Utilities)	1,323	49,282
Polaris Industries, Inc. (Leisure Products)	490	41,777
PolyOne Corp. (Chemicals)	1,372	53,796
Potlatch Corp. (Equity Real Estate Investment Trusts)	245	11,037
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	392	22,505
PrivateBancorp, Inc. (Banks)	490	28,307
Prosperity Bancshares, Inc. (Banks)	1,176	79,027
PTC, Inc.* (Software)	588	31,781
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,499	29,513
Quality Care Properties* (Equity Real Estate Investment Trusts)	1,568	27,205
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,127	31,804
Regal Beloit Corp. (Electrical Equipment)	735	57,954
Reinsurance Group of America, Inc. (Insurance)	1,078	134,793
Reliance Steel & Aluminum Co. (Metals & Mining)	1,225	96,555
RenaissanceRe Holdings, Ltd. (Insurance)	392	55,731
ResMed, Inc. (Health Care Equipment & Supplies)	833	56,636
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	2,107	29,645
RPM International, Inc. (Chemicals)	833	43,782
Sabre Corp. (IT Services)	1,764	41,295
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,078	20,504
SEI Investments Co. (Capital Markets)	882	44,726
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	4,018	86,467
Sensient Technologies Corp. (Chemicals)	294	24,049
Service Corp. International (Diversified Consumer Services)	1,225	39,470
Signature Bank* (Banks)	294	40,704
Silgan Holdings, Inc. (Containers & Packaging)	637	38,615
SM Energy Co. (Oil, Gas & Consumable Fuels)	833	18,817
Snyder’s-Lance, Inc. (Food Products)	1,421	50,104
Sonoco Products Co. (Containers & Packaging)	784	41,011
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,675	27,599
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,078	24,050
Steel Dynamics, Inc. (Metals & Mining)	1,323	47,813
STERIS PLC (Health Care Equipment & Supplies)	1,421	104,869
Stifel Financial Corp.* (Capital Markets)	1,127	55,075
Superior Energy Services, Inc.* (Energy Equipment & Services)	1,519	18,350
SVB Financial Group* (Banks)	343	60,347
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	588	32,205
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	490	53,131
Synovus Financial Corp. (Banks)	1,029	43,012
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	490	15,283
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	441	27,585
TCF Financial Corp. (Banks)	2,891	47,730
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	588	56,242
Teledyne Technologies, Inc.* (Aerospace & Defense)	196	26,427
Teleflex, Inc. (Health Care Equipment & Supplies)	294	60,825
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,568	43,058
Tempur Sealy International, Inc.* (Household Durables)	343	16,104
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,323	20,731
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,470	51,846
Terex Corp. (Machinery)	1,764	61,705
Texas Capital Bancshares, Inc.* (Banks)	294	22,373
The Boston Beer Co., Inc.* - Class A (Beverages)	49	7,073
The Chemours Co. (Chemicals)	1,421	57,252
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	882	29,388
The Hain Celestial Group, Inc.* (Food Products)	1,715	63,438
The Hanover Insurance Group, Inc. (Insurance)	735	64,878
The Michaels Cos., Inc.* (Specialty Retail)	931	21,748
The New York Times Co. - Class A (Media)	2,058	29,738

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Timken Co. (Machinery)	1,176	$56,742
The Valspar Corp. (Chemicals)	392	44,076
Time, Inc. (Media)	1,666	25,323
Toll Brothers, Inc. (Household Durables)	2,499	89,938
Tootsie Roll Industries, Inc. (Food Products)	98	3,660
TreeHouse Foods, Inc.* (Food Products)	931	81,557
TRI Pointe Group, Inc.* (Household Durables)	2,450	30,503
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,470	52,082
Trinity Industries, Inc. (Machinery)	2,548	68,541
Trustmark Corp. (Banks)	637	21,161
Tupperware Brands Corp. (Household Durables)	490	35,187
UGI Corp. (Gas Utilities)	2,891	145,012
UMB Financial Corp. (Banks)	245	17,760
Umpqua Holdings Corp. (Banks)	3,724	65,803
United Bankshares, Inc. (Banks)	980	39,102
United Natural Foods, Inc.* (Food & Staples Retailing)	833	34,594
United States Steel Corp. (Metals & Mining)	1,470	32,810
United Therapeutics Corp.* (Biotechnology)	245	30,797
Urban Edge Properties (Equity Real Estate Investment Trusts)	539	13,745
Valley National Bancorp (Banks)	4,459	52,438
Valmont Industries, Inc. (Construction & Engineering)	196	29,861
Vectren Corp. (Multi-Utilities)	1,372	81,524
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,862	34,521
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	686	21,966
ViaSat, Inc.* (Communications Equipment)	294	18,825
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,254	36,853
W.R. Berkley Corp. (Insurance)	1,617	109,924
Wabtec Corp. (Machinery)	490	41,106
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	3,136	27,597
Watsco, Inc. (Trading Companies & Distributors)	196	27,205
Webster Financial Corp. (Banks)	539	27,387
Werner Enterprises, Inc. (Road & Rail)	735	20,066
Westar Energy, Inc. (Electric Utilities)	931	48,440
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	1,323	45,630
WGL Holdings, Inc. (Gas Utilities)	441	36,365
Williams-Sonoma, Inc. (Specialty Retail)	1,372	74,157
Wintrust Financial Corp. (Banks)	882	62,499
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,176	43,312
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,136	37,412
TOTAL COMMON STOCKS (Cost $10,017,327)		13,290,639

	Principal Amount	Value
Repurchase Agreements(a) (0.5%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $71,004	$71,000	$71,000
TOTAL REPURCHASE AGREEMENTS (Cost $71,000)		71,000

TOTAL INVESTMENT SECURITIES (Cost $10,088,327) - 100.2%		13,361,639
Net other assets (liabilities) - (0.2)%		(24,574)

NET ASSETS - 100.0%		$13,337,065

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$209,976	1.6%
Airlines	124,082	0.9%
Auto Components	80,408	0.6%
Banks	1,202,471	9.1%
Beverages	7,073	0.1%
Biotechnology	30,797	0.2%
Capital Markets	272,128	2.0%
Chemicals	524,777	3.9%
Commercial Services & Supplies	161,879	1.2%
Communications Equipment	220,449	1.7%
Construction & Engineering	213,759	1.6%
Containers & Packaging	283,018	2.1%
Diversified Consumer Services	135,529	1.0%
Diversified Telecommunication Services	37,032	0.3%
Electric Utilities	453,783	3.4%
Electrical Equipment	96,758	0.7%
Electronic Equipment, Instruments & Components	641,242	4.8%
Energy Equipment & Services	309,078	2.3%
Equity Real Estate Investment Trusts	1,124,694	8.4%
Food & Staples Retailing	130,033	1.0%
Food Products	404,976	3.0%
Gas Utilities	479,596	3.6%
Health Care Equipment & Supplies	341,005	2.6%
Health Care Providers & Services	215,952	1.6%
Health Care Technology	36,365	0.3%
Hotels, Restaurants & Leisure	32,060	0.2%
Household Durables	286,828	2.2%
Household Products	23,218	0.2%
Insurance	1,194,386	9.0%
Internet & Direct Marketing Retail	19,889	0.1%
IT Services	306,093	2.3%
Leisure Products	127,981	1.0%
Life Sciences Tools & Services	97,300	0.7%
Machinery	465,253	3.5%
Marine	62,269	0.5%
Media	181,941	1.4%
Metals & Mining	298,215	2.2%
Multiline Retail	89,472	0.7%
Multi-Utilities	154,652	1.2%
Oil, Gas & Consumable Fuels	437,756	3.3%
Paper & Forest Products	103,863	0.8%
Personal Products	119,239	0.9%
Pharmaceuticals	96,258	0.7%
Professional Services	137,533	1.0%
Real Estate Management & Development	105,832	0.8%
Road & Rail	56,588	0.4%
Semiconductors & Semiconductor Equipment	225,114	1.7%
Software	174,663	1.3%
Specialty Retail	417,311	3.1%
Technology Hardware, Storage & Peripherals	44,459	0.3%
Textiles, Apparel & Luxury Goods	14,600	0.1%
Thrifts & Mortgage Finance	109,403	0.8%
Trading Companies & Distributors	81,525	0.6%
Water Utilities	47,021	0.4%
Wireless Telecommunication Services	43,057	0.3%
Other**	46,426	0.3%
Total	$13,337,065	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (100.0%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	945	$14,959
A.O. Smith Corp. (Building Products)	1,764	95,044
ABIOMED, Inc.* (Health Care Equipment & Supplies)	504	65,681
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	189	8,237
ACI Worldwide, Inc.* (Software)	630	13,539
Acxiom Corp.* (IT Services)	441	12,745
Akorn, Inc.* (Pharmaceuticals)	1,071	35,825
Alexander & Baldwin, Inc. (Real Estate Management & Development)	315	14,493
Align Technology, Inc.* (Health Care Equipment & Supplies)	882	118,736
AMC Networks, Inc.* - Class A (Media)	441	26,319
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	945	44,784
ANSYS, Inc.* (Software)	630	69,401
AptarGroup, Inc. (Containers & Packaging)	315	25,295
Aqua America, Inc. (Water Utilities)	1,134	37,524
ARRIS International PLC* (Communications Equipment)	945	24,561
Avis Budget Group, Inc.* (Road & Rail)	1,008	30,744
Bank of Hawaii Corp. (Banks)	378	30,799
Bank of the Ozarks, Inc. (Banks)	1,071	50,840
Belden, Inc. (Electronic Equipment, Instruments & Components)	252	17,564
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	126	27,501
Bio-Techne Corp. (Life Sciences Tools & Services)	441	47,222
Bioverativ, Inc.* (Biotechnology)	1,323	77,805
Black Hills Corp. (Multi-Utilities)	378	25,712
Brinker International, Inc. (Hotels, Restaurants & Leisure)	567	25,056
Broadridge Financial Solutions, Inc. (IT Services)	1,449	101,343
Brocade Communications Systems, Inc. (Communications Equipment)	3,150	39,596
Brown & Brown, Inc. (Insurance)	1,386	59,459
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	189	29,777
Cabela’s, Inc.* - Class A (Specialty Retail)	315	17,199
Cable One, Inc. (Media)	63	42,957
Cadence Design Systems, Inc.* (Software)	2,394	77,973
Camden Property Trust (Equity Real Estate Investment Trusts)	567	46,681
Carlisle Cos., Inc. (Industrial Conglomerates)	756	76,651
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	567	52,186
Catalent, Inc.* (Pharmaceuticals)	630	18,446
CDK Global, Inc. (Software)	1,764	114,679
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	378	33,907
Chemical Financial Corp. (Banks)	567	26,904
Chico’s FAS, Inc. (Specialty Retail)	756	10,448
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	126	21,017
Cinemark Holdings, Inc. (Media)	693	29,938
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	756	48,649
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,008	86,023
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	315	67,914
Commerce Bancshares, Inc. (Banks)	1,071	58,851
CommVault Systems, Inc.* (Software)	504	25,427
Compass Minerals International, Inc. (Metals & Mining)	189	12,474
Convergys Corp. (IT Services)	504	11,345
Copart, Inc.* (Commercial Services & Supplies)	2,394	73,976
CoreLogic, Inc.* (IT Services)	1,008	43,082
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	819	26,814
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	189	30,276
Crane Co. (Machinery)	630	50,343
Cullen/Frost Bankers, Inc. (Banks)	378	35,679
Curtiss-Wright Corp. (Aerospace & Defense)	504	47,104
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,638	22,948
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	441	24,096
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	1,071	54,150
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	189	11,263
Deluxe Corp. (Commercial Services & Supplies)	378	27,182
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,071	54,140
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	567	102,847
Donaldson Co., Inc. (Machinery)	1,134	52,482
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,764	66,450
Duke Realty Corp. (Equity Real Estate Investment Trusts)	4,284	118,795
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,071	59,826
Dycom Industries, Inc.* (Construction & Engineering)	189	19,970
Eagle Materials, Inc. (Construction Materials)	567	54,415
East West Bancorp, Inc. (Banks)	1,134	61,543
Eaton Vance Corp. (Capital Markets)	882	37,864
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	882	34,195
EMCOR Group, Inc. (Construction & Engineering)	315	20,708
Energen Corp.* (Oil, Gas & Consumable Fuels)	504	26,202
Energizer Holdings, Inc. (Household Products)	441	26,120
EnerSys (Electrical Equipment)	504	41,887
EPR Properties (Equity Real Estate Investment Trusts)	441	32,065
FactSet Research Systems, Inc. (Capital Markets)	315	51,427
Fair Isaac Corp. (Software)	378	51,211
Federated Investors, Inc. - Class B (Capital Markets)	567	15,207
First Horizon National Corp. (Banks)	2,772	50,866
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,386	39,002

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fortinet, Inc.* (Software)	1,764	$68,796
Fulton Financial Corp. (Banks)	1,071	19,760
GATX Corp. (Trading Companies & Distributors)	189	11,321
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	315	21,344
Gentex Corp. (Auto Components)	3,465	71,552
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	378	11,465
Graco, Inc. (Machinery)	693	74,740
Granite Construction, Inc. (Construction & Engineering)	504	26,566
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,134	18,008
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,008	33,062
HealthSouth Corp. (Health Care Providers & Services)	1,071	50,230
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	693	35,260
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	441	33,357
HNI Corp. (Commercial Services & Supplies)	315	14,729
Hubbell, Inc. (Electrical Equipment)	378	42,764
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	567	113,905
IDEX Corp. (Machinery)	945	98,997
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	630	28,350
Ingredion, Inc. (Food Products)	378	46,804
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,575	37,784
InterDigital, Inc. (Communications Equipment)	441	39,645
International Bancshares Corp. (Banks)	378	14,137
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	441	55,707
j2 Global, Inc. (Internet Software & Services)	567	51,166
Jack Henry & Associates, Inc. (IT Services)	945	91,589
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	378	38,545
John Wiley & Sons, Inc. - Class A (Media)	252	13,280
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,512	26,309
Kennametal, Inc. (Machinery)	441	18,337
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,197	44,804
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,197	84,424
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	1,008	72,647
Lamb Weston Holding, Inc. (Food Products)	1,008	42,084
Lancaster Colony Corp. (Food Products)	252	31,727
Landstar System, Inc. (Road & Rail)	504	43,067
Lennox International, Inc. (Building Products)	441	72,937
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,764	71,565
Lincoln Electric Holdings, Inc. (Machinery)	756	67,307
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	252	38,846
Live Nation Entertainment, Inc.* (Media)	819	26,339
LogMeIn, Inc. (Internet Software & Services)	630	71,191
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	630	17,042
Manhattan Associates, Inc.* (Software)	567	26,473
MarketAxess Holdings, Inc. (Capital Markets)	441	84,901
Masimo Corp.* (Health Care Equipment & Supplies)	567	58,254
MAXIMUS, Inc. (IT Services)	756	46,108
MB Financial, Inc. (Banks)	504	21,425
MDU Resources Group, Inc. (Multi-Utilities)	2,331	62,703
MEDNAX, Inc.* (Health Care Providers & Services)	693	41,829
Meredith Corp. (Media)	252	14,755
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,386	65,059
Minerals Technologies, Inc. (Chemicals)	441	34,707
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	441	40,352
MSA Safety, Inc. (Commercial Services & Supplies)	378	29,427
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	567	50,764
MSCI, Inc. - Class A (Capital Markets)	1,071	107,443
National Fuel Gas Co. (Gas Utilities)	567	31,400
National Instruments Corp. (Electronic Equipment, Instruments & Components)	630	21,993
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,008	42,558
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,512	62,370
NewMarket Corp. (Chemicals)	63	29,654
Nordson Corp. (Machinery)	630	78,876
Nu Skin Enterprises, Inc. - Class A (Personal Products)	378	20,877
NuVasive, Inc.* (Health Care Equipment & Supplies)	630	45,681
NVR, Inc.* (Household Durables)	63	133,009
Old Dominion Freight Line, Inc. (Road & Rail)	819	72,498
Oshkosh Corp. (Machinery)	441	30,601
Packaging Corp. of America (Containers & Packaging)	1,134	112,016
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	252	78,795
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	315	24,904
PAREXEL International Corp.* (Life Sciences Tools & Services)	315	20,106
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	945	20,455
Plantronics, Inc. (Communications Equipment)	252	13,759
Polaris Industries, Inc. (Leisure Products)	315	26,857
Pool Corp. (Distributors)	504	60,288
Post Holdings, Inc.* (Food Products)	756	63,648
Potlatch Corp. (Equity Real Estate Investment Trusts)	315	14,191
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	378	21,701

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Primerica, Inc. (Insurance)	567	$47,515
PrivateBancorp, Inc. (Banks)	630	36,395
PTC, Inc.* (Software)	945	51,077
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,071	12,649
Rayonier, Inc. (Equity Real Estate Investment Trusts)	693	19,556
RenaissanceRe Holdings, Ltd. (Insurance)	252	35,827
ResMed, Inc. (Health Care Equipment & Supplies)	1,134	77,101
Rollins, Inc. (Commercial Services & Supplies)	1,134	44,033
Royal Gold, Inc. (Metals & Mining)	756	53,434
RPM International, Inc. (Chemicals)	1,008	52,981
Sabre Corp. (IT Services)	1,197	28,022
Sally Beauty Holdings, Inc.* (Specialty Retail)	945	17,974
Science Applications International Corp. (IT Services)	504	36,787
SEI Investments Co. (Capital Markets)	1,008	51,116
Sensient Technologies Corp. (Chemicals)	315	25,767
Service Corp. International (Diversified Consumer Services)	1,386	44,657
Signature Bank* (Banks)	441	61,057
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	504	35,860
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,575	39,769
SLM Corp.* (Consumer Finance)	5,166	64,782
SM Energy Co. (Oil, Gas & Consumable Fuels)	567	12,809
Sonoco Products Co. (Containers & Packaging)	630	32,955
Sotheby’s* - Class A (Diversified Consumer Services)	567	26,853
Southwest Gas Corp. (Gas Utilities)	567	47,493
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,339	25,076
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	756	16,866
Steel Dynamics, Inc. (Metals & Mining)	1,953	70,581
Superior Energy Services, Inc.* (Energy Equipment & Services)	756	9,132
SVB Financial Group* (Banks)	378	66,506
Synovus Financial Corp. (Banks)	756	31,601
Take-Two Interactive Software, Inc.* (Software)	1,197	75,231
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	819	25,545
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	378	23,644
Teledyne Technologies, Inc.* (Aerospace & Defense)	315	42,471
Teleflex, Inc. (Health Care Equipment & Supplies)	315	65,170
Tempur Sealy International, Inc.* (Household Durables)	315	14,789
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,386	48,884
Texas Capital Bancshares, Inc.* (Banks)	378	28,766
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	756	35,441
The Boston Beer Co., Inc.* - Class A (Beverages)	63	9,094
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	504	32,337
The Chemours Co. (Chemicals)	1,197	48,227
The Dun & Bradstreet Corp. (Professional Services)	441	48,338
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	693	23,091
The Michaels Cos., Inc.* (Specialty Retail)	693	16,188
The Scotts Miracle-Gro Co. - Class A (Chemicals)	504	48,686
The Toro Co. (Machinery)	1,323	85,889
The Ultimate Software Group, Inc.* (Software)	378	76,609
The Valspar Corp. (Chemicals)	630	70,838
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,331	34,359
Thor Industries, Inc. (Automobiles)	567	54,534
Tootsie Roll Industries, Inc. (Food Products)	126	4,706
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,953	69,195
Trustmark Corp. (Banks)	378	12,557
Tupperware Brands Corp. (Household Durables)	252	18,096
Tyler Technologies, Inc.* (Software)	378	61,837
UMB Financial Corp. (Banks)	378	27,401
United Bankshares, Inc. (Banks)	567	22,623
United States Steel Corp. (Metals & Mining)	1,071	23,905
United Therapeutics Corp.* (Biotechnology)	378	47,515
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,890	51,899
Urban Edge Properties (Equity Real Estate Investment Trusts)	693	17,672
Urban Outfitters, Inc.* (Specialty Retail)	1,071	24,504
Valmont Industries, Inc. (Construction & Engineering)	126	19,196
VCA, Inc.* (Health Care Providers & Services)	945	86,533
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	819	26,224
ViaSat, Inc.* (Communications Equipment)	441	28,237
Wabtec Corp. (Machinery)	693	58,136
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,071	36,093
Watsco, Inc. (Trading Companies & Distributors)	189	26,233
WebMD Health Corp.* (Internet Software & Services)	441	23,915
Webster Financial Corp. (Banks)	693	35,211
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,386	45,419
WellCare Health Plans, Inc.* (Health Care Providers & Services)	504	77,319
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	882	81,170
Westar Energy, Inc. (Electric Utilities)	1,008	52,446
WEX, Inc.* (IT Services)	441	44,744
WGL Holdings, Inc. (Gas Utilities)	315	25,975
Woodward, Inc. (Machinery)	693	46,895
Worthington Industries, Inc. (Metals & Mining)	504	21,924
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,520	30,063

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	630	$59,390
TOTAL COMMON STOCKS (Cost $7,230,817)		10,407,686

TOTAL INVESTMENT SECURITIES (Cost $7,230,817) - 100.0%		10,407,686
Net other assets (liabilities) - NM		(3,342)

NET ASSETS - 100.0%		$10,404,344

*                           Non-income producing security.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$203,480	2.0%
Auto Components	71,552	0.7%
Automobiles	54,534	0.5%
Banks	692,922	6.8%
Beverages	9,094	0.1%
Biotechnology	125,320	1.2%
Building Products	167,981	1.6%
Capital Markets	347,958	3.3%
Chemicals	310,859	3.0%
Commercial Services & Supplies	189,347	1.8%
Communications Equipment	145,798	1.4%
Construction & Engineering	86,440	0.8%
Construction Materials	54,415	0.5%
Consumer Finance	64,782	0.6%
Containers & Packaging	170,266	1.6%
Distributors	60,288	0.6%
Diversified Consumer Services	71,510	0.7%
Electric Utilities	52,446	0.5%
Electrical Equipment	84,651	0.8%
Electronic Equipment, Instruments & Components	461,436	4.4%
Energy Equipment & Services	29,587	0.3%
Equity Real Estate Investment Trusts	1,064,608	10.3%
Food & Staples Retailing	16,866	0.2%
Food Products	188,969	1.8%
Gas Utilities	104,867	1.0%
Health Care Equipment & Supplies	556,614	5.3%
Health Care Providers & Services	264,148	2.5%
Hotels, Restaurants & Leisure	513,180	4.9%
Household Durables	165,894	1.6%
Household Products	26,120	0.3%
Industrial Conglomerates	76,651	0.7%
Insurance	142,801	1.4%
Internet Software & Services	146,272	1.4%
IT Services	415,765	4.0%
Leisure Products	26,857	0.3%
Life Sciences Tools & Services	157,086	1.5%
Machinery	662,604	6.5%
Media	153,588	1.5%
Metals & Mining	182,318	1.8%
Multi-Utilities	88,415	0.8%
Oil, Gas & Consumable Fuels	124,807	1.2%
Personal Products	20,877	0.2%
Pharmaceuticals	75,972	0.7%
Professional Services	48,338	0.5%
Real Estate Management & Development	14,493	0.1%
Road & Rail	167,653	1.6%
Semiconductors & Semiconductor Equipment	325,760	3.1%
Software	712,253	6.9%
Specialty Retail	140,453	1.3%
Technology Hardware, Storage & Peripherals	77,329	0.7%
Textiles, Apparel & Luxury Goods	129,527	1.2%
Thrifts & Mortgage Finance	36,093	0.3%
Trading Companies & Distributors	88,318	0.8%
Water Utilities	37,524	0.4%
Other**	(3,342)	NM
Total	$10,404,344	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (100.7%)
A. Schulman, Inc. (Chemicals)	793	$25,098
AAR Corp. (Aerospace & Defense)	1,525	54,885
Abaxis, Inc. (Health Care Equipment & Supplies)	427	19,228
Abercrombie & Fitch Co. - Class A (Specialty Retail)	3,233	38,764
ABM Industries, Inc. (Commercial Services & Supplies)	1,342	57,961
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,318	67,407
Aceto Corp. (Health Care Providers & Services)	1,403	22,238
Acorda Therapeutics, Inc.* (Biotechnology)	2,196	35,465
Actuant Corp. - Class A (Machinery)	1,464	39,967
ADTRAN, Inc. (Communications Equipment)	854	17,080
AdvanSix, Inc.* (Chemicals)	1,464	39,909
Aegion Corp.* (Construction & Engineering)	1,586	36,193
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,281	28,707
Aerovironment, Inc.* (Aerospace & Defense)	488	13,942
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	732	7,247
AK Steel Holding Corp.* (Metals & Mining)	6,588	41,768
Alamo Group, Inc. (Machinery)	183	14,468
Albany International Corp. - Class A (Machinery)	549	26,764
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	1,037	16,602
ALLETE, Inc. (Electric Utilities)	2,379	166,316
Almost Family, Inc.* (Health Care Providers & Services)	549	27,258
Amedisys, Inc.* (Health Care Providers & Services)	1,342	72,736
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	3,599	63,306
American Equity Investment Life Holding Co. (Insurance)	4,209	99,837
American Public Education, Inc.* (Diversified Consumer Services)	793	17,525
American States Water Co. (Water Utilities)	915	40,736
American Vanguard Corp. (Chemicals)	1,220	20,435
American Woodmark Corp.* (Building Products)	305	28,030
AMERISAFE, Inc. (Insurance)	366	21,063
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	549	8,290
Analogic Corp. (Health Care Equipment & Supplies)	305	21,914
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,525	23,668
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	244	11,256
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	1,342	109,440
Apogee Enterprises, Inc. (Building Products)	549	29,921
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	2,745	52,951
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	610	39,040
Applied Optoelectronics, Inc.* (Communications Equipment)	549	27,115
ArcBest Corp. (Road & Rail)	1,159	30,656
Archrock, Inc. (Energy Equipment & Services)	1,891	22,314
Asbury Automotive Group, Inc.* (Specialty Retail)	915	55,998
Ascena Retail Group, Inc.* (Specialty Retail)	8,052	31,483
Astoria Financial Corp. (Thrifts & Mortgage Finance)	4,331	88,309
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,220	70,760
ATN International, Inc. (Diversified Telecommunication Services)	244	16,882
Atwood Oceanics, Inc.* (Energy Equipment & Services)	3,538	27,703
Avista Corp. (Multi-Utilities)	3,050	123,037
AZZ, Inc. (Electrical Equipment)	427	25,214
Banc of California, Inc. (Banks)	2,379	51,624
Bank Mutual Corp. (Thrifts & Mortgage Finance)	854	7,857
Banner Corp. (Banks)	1,220	67,344
Barnes & Noble Education, Inc.* (Specialty Retail)	1,830	19,050
Barnes & Noble, Inc. (Specialty Retail)	2,623	22,427
Barnes Group, Inc. (Machinery)	1,037	57,004
Bel Fuse, Inc. - Class B (Communications Equipment)	183	4,429
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	2,379	75,414
Big 5 Sporting Goods Corp. (Specialty Retail)	854	13,152
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	61	26,024
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	1,891	7,261
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	854	38,515
Black Box Corp. (Communications Equipment)	732	7,247
Blucora, Inc.* (Internet Software & Services)	1,830	33,764
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	427	28,498
Boise Cascade Co.* (Paper & Forest Products)	1,830	55,815
Boston Private Financial Holdings, Inc. (Banks)	1,647	25,693
Bottomline Technologies, Inc.* (Software)	854	19,898
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	3,904	88,542
Brady Corp. - Class A (Commercial Services & Supplies)	610	23,760
Briggs & Stratton Corp. (Machinery)	2,013	50,305
Bristow Group, Inc. (Energy Equipment & Services)	1,525	20,389
Brookline Bancorp, Inc. (Banks)	1,220	17,751
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,586	40,062
CACI International, Inc.* - Class A (IT Services)	1,159	136,762
CalAmp Corp.* (Communications Equipment)	976	17,509
Caleres, Inc. (Specialty Retail)	2,013	58,015
Calgon Carbon Corp. (Chemicals)	2,379	34,614
Callaway Golf Co. (Leisure Products)	1,952	23,131
Cal-Maine Foods, Inc.* (Food Products)	1,403	52,963

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cambrex Corp.* (Life Sciences Tools & Services)	488	$28,963
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	4,575	50,966
CARBO Ceramics, Inc.* (Energy Equipment & Services)	976	6,705
Career Education Corp.* (Diversified Consumer Services)	1,220	12,383
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,342	33,751
Cavco Industries, Inc.* (Household Durables)	427	50,706
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	6,222	57,554
CDI Corp.* (Professional Services)	671	5,469
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,599	19,363
Celadon Group, Inc. (Road & Rail)	1,342	5,301
Century Aluminum Co.* (Metals & Mining)	2,379	32,450
Chart Industries, Inc.* (Machinery)	732	26,725
Chemed Corp. (Health Care Providers & Services)	366	73,705
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	2,867	66,830
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	854	16,098
CIRCOR International, Inc. (Machinery)	366	24,416
City Holding Co. (Banks)	366	26,019
Clearwater Paper Corp.* (Paper & Forest Products)	793	38,540
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,538	11,923
Coca-Cola Bottling Co. (Beverages)	122	25,847
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	1,159	21,708
Columbia Banking System, Inc. (Banks)	1,281	50,612
Comfort Systems USA, Inc. (Construction & Engineering)	1,769	64,922
Community Bank System, Inc. (Banks)	915	51,194
Community Health Systems, Inc.* (Health Care Providers & Services)	5,429	46,744
Computer Programs & Systems, Inc. (Health Care Technology)	488	13,396
Comtech Telecommunications Corp. (Communications Equipment)	1,098	15,383
CONMED Corp. (Health Care Equipment & Supplies)	1,159	56,975
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	854	20,214
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	671	4,804
Cooper-Standard Holding, Inc.* (Auto Components)	854	96,562
Core-Mark Holding Co., Inc. (Distributors)	2,196	76,904
CorVel Corp.* (Health Care Providers & Services)	244	10,858
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	1,952	34,941
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	3,477	21,662
CSG Systems International, Inc. (IT Services)	549	20,593
Cubic Corp. (Aerospace & Defense)	1,159	60,152
CVB Financial Corp. (Banks)	2,013	43,360
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	1,891	17,889
Darling Ingredients, Inc.* (Food Products)	7,808	118,135
Deltic Timber Corp. (Paper & Forest Products)	183	14,159
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	11,346	25,188
Depomed, Inc.* (Pharmaceuticals)	1,281	15,359
DHI Group, Inc.* (Internet Software & Services)	1,464	5,636
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	4,575	50,371
Digi International, Inc.* (Communications Equipment)	1,281	15,884
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	610	11,865
DineEquity, Inc. (Hotels, Restaurants & Leisure)	427	24,143
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,830	42,803
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	2,074	32,354
Donnelley Financial Solutions, Inc.* (Capital Markets)	1,220	27,108
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	1,037	12,911
DSW, Inc. - Class A (Specialty Retail)	2,379	49,055
DXP Enterprises, Inc.* (Trading Companies & Distributors)	732	26,703
Echo Global Logistics, Inc.* (Air Freight & Logistics)	1,281	24,019
eHealth, Inc.* (Insurance)	793	11,245
El Paso Electric Co. (Electric Utilities)	1,952	100,723
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	427	5,359
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	1,525	10,645
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	1,098	50,266
Emergent BioSolutions, Inc.* (Biotechnology)	915	27,368
Employers Holdings, Inc. (Insurance)	1,525	61,000
Encore Capital Group, Inc.* (Consumer Finance)	1,098	36,618
Encore Wire Corp. (Electrical Equipment)	976	43,140
Engility Holdings, Inc.* (Aerospace & Defense)	854	24,211
Enova International, Inc.* (Consumer Finance)	1,098	15,592
EnPro Industries, Inc. (Machinery)	488	34,477
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	244	17,385
Era Group, Inc.* (Energy Equipment & Services)	915	11,630
Essendant, Inc. (Commercial Services & Supplies)	1,769	29,542
Ethan Allen Interiors, Inc. (Household Durables)	549	16,360
Exar Corp.* (Semiconductors & Semiconductor Equipment)	793	10,317
ExlService Holdings, Inc.* (IT Services)	549	26,193
Exponent, Inc. (Professional Services)	427	26,111
Express, Inc.* (Specialty Retail)	3,721	32,112

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Exterran Corp.* (Energy Equipment & Services)	1,525	$41,739
EZCORP, Inc.* - Class A (Consumer Finance)	2,318	20,978
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	366	13,414
Federal Signal Corp. (Machinery)	2,806	43,802
Fidelity Southern Corp. (Banks)	976	21,980
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	1,281	31,192
Financial Engines, Inc. (Capital Markets)	976	41,480
First Commonwealth Financial Corp. (Banks)	1,525	19,688
First Financial Bancorp (Banks)	1,037	28,673
First Midwest Bancorp, Inc. (Banks)	1,586	36,018
First NBC Bank Holding Co.* (Banks)	732	1,940
FirstCash, Inc. (Consumer Finance)	2,318	120,419
Flotek Industries, Inc.* (Chemicals)	1,464	17,583
Forestar Group, Inc.* (Real Estate Management & Development)	1,586	22,442
Forward Air Corp. (Air Freight & Logistics)	488	25,947
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	2,013	34,724
Franklin Electric Co., Inc. (Machinery)	854	35,099
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	2,440	29,597
Fred’s, Inc. - Class A (Multiline Retail)	1,647	24,244
FTD Cos., Inc.* (Internet & Direct Marketing Retail)	793	15,860
FutureFuel Corp. (Chemicals)	1,098	16,975
Gannett Co., Inc. (Media)	5,368	44,876
General Cable Corp. (Electrical Equipment)	2,379	42,822
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	1,281	47,961
Genesco, Inc.* (Specialty Retail)	915	48,770
Gentherm, Inc.* (Auto Components)	1,708	63,452
Geospace Technologies Corp.* (Energy Equipment & Services)	366	6,054
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	2,074	49,154
Glacier Bancorp, Inc. (Banks)	1,098	37,090
Government Properties Income Trust (Equity Real Estate Investment Trusts)	3,355	71,529
Great Western Bancorp, Inc. (Banks)	1,159	47,751
Green Dot Corp.* - Class A (Consumer Finance)	1,037	35,559
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	1,708	39,284
Greenhill & Co., Inc. (Capital Markets)	732	18,520
Group 1 Automotive, Inc. (Specialty Retail)	915	63,089
GUESS?, Inc. (Specialty Retail)	2,928	32,676
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	671	6,676
H.B. Fuller Co. (Chemicals)	2,379	125,682
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,220	51,094
Harmonic, Inc.* (Communications Equipment)	3,782	21,936
Harsco Corp.* (Machinery)	1,952	25,474
Haverty Furniture Cos., Inc. (Specialty Retail)	915	22,555
Hawkins, Inc. (Chemicals)	183	9,351
Haynes International, Inc. (Metals & Mining)	610	25,797
HCI Group, Inc. (Insurance)	427	20,364
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,159	53,210
HealthEquity, Inc.* (Health Care Providers & Services)	915	41,651
Heartland Express, Inc. (Road & Rail)	732	14,728
Heidrick & Struggles International, Inc. (Professional Services)	854	18,361
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	3,782	23,146
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	854	15,748
HFF, Inc. - Class A (Real Estate Management & Development)	549	17,239
Hibbett Sports, Inc.* (Specialty Retail)	488	12,688
Hillenbrand, Inc. (Machinery)	1,464	54,022
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	1,220	31,720
Hope Bancorp, Inc. (Banks)	6,039	110,574
Horace Mann Educators Corp. (Insurance)	1,891	73,087
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	1,525	5,200
Hub Group, Inc.* - Class A (Air Freight & Logistics)	1,586	62,092
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,586	11,102
ILG, Inc. (Hotels, Restaurants & Leisure)	2,196	52,946
Impax Laboratories, Inc.* (Pharmaceuticals)	3,477	48,852
Independent Bank Corp. (Banks)	488	30,890
Infinity Property & Casualty Corp. (Insurance)	549	54,488
Innophos Holdings, Inc. (Chemicals)	244	11,697
Innospec, Inc. (Chemicals)	610	40,260
Inogen, Inc.* (Health Care Equipment & Supplies)	305	25,281
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	1,708	71,907
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,281	47,077
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,037	47,671
Inter Parfums, Inc. (Personal Products)	427	16,205
Interactive Brokers Group, Inc. - Class A (Capital Markets)	3,233	112,605
Interface, Inc. (Commercial Services & Supplies)	3,050	60,695
INTL FCStone, Inc.* (Capital Markets)	732	27,340
Invacare Corp. (Health Care Equipment & Supplies)	1,525	22,418
Investment Technology Group, Inc. (Capital Markets)	1,525	30,363
Iridium Communications, Inc.* (Diversified Telecommunication Services)	3,843	40,736
J & J Snack Foods Corp. (Food Products)	305	41,047
John B. Sanfilippo & Son, Inc. (Food Products)	244	17,934
Kaiser Aluminum Corp. (Metals & Mining)	854	72,085
Kaman Corp. - Class A (Trading Companies & Distributors)	1,281	61,501
KapStone Paper & Packaging Corp. (Paper & Forest Products)	4,148	87,481
Kelly Services, Inc. - Class A (Professional Services)	1,403	31,315
Kindred Healthcare, Inc. (Health Care Providers & Services)	4,026	38,650

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kirkland’s, Inc.* (Specialty Retail)	671	$7,891
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	3,965	80,726
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,586	6,471
Koppers Holdings, Inc.* (Chemicals)	366	15,537
Korn/Ferry International (Professional Services)	2,745	88,937
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,586	35,400
Lannett Co., Inc.* (Pharmaceuticals)	1,403	36,478
La-Z-Boy, Inc. (Household Durables)	2,318	64,672
LHC Group, Inc.* (Health Care Providers & Services)	732	39,601
Lindsay Corp. (Machinery)	244	21,194
Liquidity Services, Inc.* (Internet Software & Services)	1,159	9,040
Lithia Motors, Inc. - Class A (Specialty Retail)	1,159	110,741
LivePerson, Inc.* (Internet Software & Services)	1,403	9,891
LSB Industries, Inc.* (Chemicals)	976	10,756
LSC Communications, Inc. (Commercial Services & Supplies)	1,220	31,561
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	610	29,182
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	1,342	32,946
Lumos Networks Corp.* (Diversified Telecommunication Services)	610	10,925
M.D.C. Holdings, Inc. (Household Durables)	1,952	60,532
M/I Homes, Inc.* (Household Durables)	1,159	31,478
Magellan Health, Inc.* (Health Care Providers & Services)	610	41,968
Maiden Holdings, Ltd. (Insurance)	3,477	42,941
ManTech International Corp. - Class A (IT Services)	1,220	43,310
MarineMax, Inc.* (Specialty Retail)	1,159	23,586
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	305	33,605
Marten Transport, Ltd. (Road & Rail)	549	13,615
Materion Corp. (Metals & Mining)	976	37,137
Matrix Service Co.* (Energy Equipment & Services)	1,281	15,052
Matson, Inc. (Marine)	2,074	65,746
Matthews International Corp. - Class A (Commercial Services & Supplies)	488	33,452
Medifast, Inc. (Personal Products)	244	11,302
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,037	15,348
Meritage Homes Corp.* (Household Durables)	1,769	68,903
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	793	35,328
MicroStrategy, Inc.* - Class A (Software)	183	34,800
Mobile Mini, Inc. (Commercial Services & Supplies)	1,159	33,263
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	549	16,179
Monotype Imaging Holdings, Inc. (Software)	1,159	23,586
Monro Muffler Brake, Inc. (Specialty Retail)	854	44,280
Moog, Inc.* - Class A (Aerospace & Defense)	1,525	104,692
Motorcar Parts of America, Inc.* (Auto Components)	915	27,743
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	732	17,129
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	793	36,835
Mueller Industries, Inc. (Machinery)	2,745	87,949
Multi-Color Corp. (Commercial Services & Supplies)	183	14,054
Myers Industries, Inc. (Containers & Packaging)	1,037	16,903
Myriad Genetics, Inc.* (Biotechnology)	3,233	59,454
National Presto Industries, Inc. (Aerospace & Defense)	244	25,461
Natus Medical, Inc.* (Health Care Equipment & Supplies)	854	29,890
Nautilus, Inc.* (Leisure Products)	488	8,882
NBT Bancorp, Inc. (Banks)	793	30,277
Neenah Paper, Inc. (Paper & Forest Products)	305	23,897
Nektar Therapeutics* (Pharmaceuticals)	3,050	57,859
NETGEAR, Inc.* (Communications Equipment)	671	31,638
New Media Investment Group, Inc. (Media)	2,562	33,716
Newpark Resources, Inc.* (Energy Equipment & Services)	4,026	30,799
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,220	2,745
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,891	30,521
Northwest Natural Gas Co. (Gas Utilities)	1,342	79,983
OFG Bancorp (Banks)	2,074	24,266
Old National Bancorp (Banks)	6,405	107,604
Olympic Steel, Inc. (Metals & Mining)	427	9,629
On Assignment, Inc.* (Professional Services)	1,159	60,001
Opus Bank (Banks)	854	19,258
Oritani Financial Corp. (Thrifts & Mortgage Finance)	915	15,509
Orthofix International N.V.* (Health Care Equipment & Supplies)	488	19,300
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	854	66,100
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	366	21,221
P.H. Glatfelter Co. (Paper & Forest Products)	2,074	44,612
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	915	15,848
Parkway, Inc. (Equity Real Estate Investment Trusts)	976	19,666
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,159	64,013
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	3,904	72,146
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,891	26,190
Perficient, Inc.* (IT Services)	1,708	29,753
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	549	11,265
PetMed Express, Inc. (Internet & Direct Marketing Retail)	366	8,455
PharMerica Corp.* (Health Care Providers & Services)	1,464	34,550

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	488	$14,518
Pioneer Energy Services Corp.* (Energy Equipment & Services)	2,135	6,512
Plexus Corp.* (Electronic Equipment, Instruments & Components)	1,586	82,456
Powell Industries, Inc. (Electrical Equipment)	427	14,727
PRA Group, Inc.* (Consumer Finance)	2,196	70,711
ProAssurance Corp. (Insurance)	2,501	154,813
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,342	34,476
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	305	37,070
Quality Systems, Inc.* (Health Care Technology)	2,196	31,315
QuinStreet, Inc.* (Internet Software & Services)	1,708	7,652
Quorum Health Corp.* (Health Care Providers & Services)	1,403	5,991
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	3,294	41,406
Raven Industries, Inc. (Industrial Conglomerates)	732	22,692
Rayonier Advanced Materials, Inc. (Chemicals)	2,074	27,481
RE/MAX Holdings, Inc. (Real Estate Management & Development)	854	50,514
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	610	35,838
Regis Corp.* (Diversified Consumer Services)	1,647	17,969
Rent-A-Center, Inc. (Specialty Retail)	2,501	26,736
Resources Connection, Inc. (Professional Services)	1,403	19,502
Restoration Hardware, Inc.* (Specialty Retail)	1,586	76,079
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,708	35,185
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	122	11,551
RLI Corp. (Insurance)	915	52,356
Roadrunner Transportation Systems, Inc.* (Road & Rail)	1,464	9,838
Rogers Corp.* (Electronic Equipment, Instruments & Components)	244	25,117
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	2,867	7,311
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	732	14,567
S&T Bancorp, Inc. (Banks)	1,647	59,226
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,525	41,465
Safety Insurance Group, Inc. (Insurance)	671	48,580
Saia, Inc.* (Road & Rail)	488	23,497
Sanderson Farms, Inc. (Food Products)	976	113,001
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	3,538	131,790
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	183	10,989
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,220	48,190
Scholastic Corp. (Media)	1,281	55,378
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,464	63,025
SEACOR Holdings, Inc.* (Energy Equipment & Services)	793	52,068
Select Comfort Corp.* (Specialty Retail)	915	28,274
Select Medical Holdings Corp.* (Health Care Providers & Services)	5,124	70,455
Selective Insurance Group, Inc. (Insurance)	2,745	144,936
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,159	39,580
Seneca Foods Corp.* - Class A (Food Products)	305	11,346
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	244	8,281
Shoe Carnival, Inc. (Specialty Retail)	610	15,476
Simmons First National Corp. - Class A (Banks)	610	33,337
SkyWest, Inc. (Airlines)	2,440	90,768
Sonic Automotive, Inc. - Class A (Specialty Retail)	1,220	23,912
Sonic Corp. (Hotels, Restaurants & Leisure)	793	21,316
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	3,355	25,532
Spire, Inc. (Gas Utilities)	2,196	150,536
Spok Holdings, Inc. (Wireless Telecommunication Services)	976	17,519
SPX Corp.* (Machinery)	2,013	48,433
SPX FLOW, Inc.* (Machinery)	2,013	72,749
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,124	38,635
Standard Motor Products, Inc. (Auto Components)	976	49,610
Standex International Corp. (Machinery)	610	57,310
Stein Mart, Inc. (Specialty Retail)	1,464	3,616
Stepan Co. (Chemicals)	366	31,037
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	976	37,137
Stewart Information Services Corp. (Insurance)	1,098	52,089
Strayer Education, Inc. (Diversified Consumer Services)	244	21,157
Sturm, Ruger & Co., Inc. (Leisure Products)	854	51,624
SunCoke Energy, Inc.* (Metals & Mining)	3,050	27,969
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	854	20,838
Superior Industries International, Inc. (Auto Components)	1,037	22,555
SUPERVALU, Inc.* (Food & Staples Retailing)	12,688	52,021
Sykes Enterprises, Inc.* (IT Services)	1,891	56,371
Tailored Brands, Inc. (Specialty Retail)	1,220	15,043
Team, Inc.* (Commercial Services & Supplies)	1,403	37,741
TeleTech Holdings, Inc. (IT Services)	732	22,875
Tennant Co. (Machinery)	305	22,341
Tesco Corp.* (Energy Equipment & Services)	1,464	9,589
TETRA Technologies, Inc.* (Energy Equipment & Services)	3,660	12,188
The Andersons, Inc. (Food & Staples Retailing)	1,220	45,567
The Brink’s Co. (Commercial Services & Supplies)	2,135	131,089
The Buckle, Inc. (Specialty Retail)	1,342	25,095

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Cato Corp. - Class A (Specialty Retail)	1,220	$27,523
The E.W. Scripps Co.* - Class A (Media)	2,684	59,800
The Ensign Group, Inc. (Health Care Providers & Services)	1,098	19,709
The Finish Line, Inc. - Class A (Specialty Retail)	1,952	30,861
The Greenbrier Cos., Inc. (Machinery)	1,342	58,310
The Medicines Co.* (Pharmaceuticals)	2,074	102,289
The Navigators Group, Inc. (Insurance)	1,037	56,050
The Providence Service Corp.* (Health Care Providers & Services)	549	24,156
Tidewater, Inc.* (Energy Equipment & Services)	2,257	1,978
TimkenSteel Corp.* (Metals & Mining)	1,830	27,596
Titan International, Inc. (Machinery)	2,074	22,213
Tivity Health, Inc.* (Health Care Providers & Services)	793	26,645
Tredegar Corp. (Chemicals)	1,220	20,923
Triumph Group, Inc. (Aerospace & Defense)	2,379	62,330
TrueBlue, Inc.* (Professional Services)	2,013	55,056
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,952	15,518
Tuesday Morning Corp.* (Multiline Retail)	2,135	6,939
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	549	16,755
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	732	20,547
UniFirst Corp. (Commercial Services & Supplies)	305	42,456
Unit Corp.* (Energy Equipment & Services)	1,464	31,461
United Fire Group, Inc. (Insurance)	1,037	45,628
United Insurance Holdings Corp. (Insurance)	854	13,032
Universal Corp. (Tobacco)	1,220	89,609
Universal Forest Products, Inc. (Building Products)	488	46,501
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	183	12,764
US Concrete, Inc.* (Construction Materials)	244	15,128
VASCO Data Security International, Inc.* (Software)	793	10,706
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	976	32,208
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	915	8,372
Veritiv Corp.* (Trading Companies & Distributors)	427	22,055
Viavi Solutions, Inc.* (Communications Equipment)	10,919	109,190
Virtus Investment Partners, Inc. (Capital Markets)	305	32,452
Virtusa Corp.* (IT Services)	1,281	39,685
Vista Outdoor, Inc.* (Leisure Products)	1,525	29,829
Vitamin Shoppe, Inc.* (Specialty Retail)	1,159	22,369
Wabash National Corp. (Machinery)	2,867	65,309
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	3,965	71,330
Watts Water Technologies, Inc. - Class A (Machinery)	610	37,942
WD-40 Co. (Household Products)	244	25,583
Westamerica Bancorp (Banks)	488	26,850
William Lyon Homes* - Class A (Household Durables)	610	13,420
WisdomTree Investments, Inc. (Capital Markets)	2,013	16,809
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	4,575	110,303
World Acceptance Corp.* (Consumer Finance)	305	16,135
XO Group, Inc.* (Internet Software & Services)	549	9,635
TOTAL COMMON STOCKS (Cost $12,724,587)		16,434,272

TOTAL INVESTMENT SECURITIES (Cost $12,724,587) - 100.7%		16,434,272
Net other assets (liabilities) - (0.7)%		(121,514)

NET ASSETS - 100.0%		$16,312,758

*              Non-income producing security.

See accompanying notes to schedules of portfolio investments.

Small-Cap Value ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$374,380	2.3%
Air Freight & Logistics	182,818	1.1%
Airlines	90,768	0.6%
Auto Components	323,228	2.0%
Banks	969,018	5.9%
Beverages	25,847	0.2%
Biotechnology	147,819	0.9%
Building Products	104,452	0.6%
Capital Markets	378,007	2.3%
Chemicals	447,338	2.7%
Commercial Services & Supplies	590,190	3.6%
Communications Equipment	267,411	1.6%
Construction & Engineering	101,115	0.6%
Construction Materials	15,128	0.1%
Consumer Finance	316,012	1.9%
Containers & Packaging	16,903	0.1%
Distributors	76,904	0.5%
Diversified Consumer Services	69,034	0.4%
Diversified Telecommunication Services	152,816	0.9%
Electric Utilities	267,039	1.6%
Electrical Equipment	125,903	0.8%
Electronic Equipment, Instruments & Components	765,005	4.7%
Energy Equipment & Services	331,203	2.0%
Equity Real Estate Investment Trusts	671,637	4.1%
Food & Staples Retailing	97,588	0.6%
Food Products	354,426	2.2%
Gas Utilities	230,519	1.4%
Health Care Equipment & Supplies	391,120	2.4%
Health Care Providers & Services	629,269	3.9%
Health Care Technology	44,711	0.3%
Hotels, Restaurants & Leisure	504,462	3.1%
Household Durables	306,071	1.9%
Household Products	25,583	0.2%
Industrial Conglomerates	22,692	0.1%
Insurance	951,508	5.8%
Internet & Direct Marketing Retail	24,315	0.1%
Internet Software & Services	75,618	0.5%
IT Services	375,542	2.3%
Leisure Products	113,466	0.7%
Life Sciences Tools & Services	45,565	0.3%
Machinery	926,274	5.7%
Marine	65,746	0.4%
Media	193,770	1.2%
Metals & Mining	274,431	1.7%
Mortgage Real Estate Investment Trusts	103,917	0.6%
Multiline Retail	31,183	0.2%
Multi-Utilities	123,037	0.8%
Oil, Gas & Consumable Fuels	239,155	1.5%
Paper & Forest Products	327,529	2.0%
Personal Products	27,507	0.2%
Pharmaceuticals	283,645	1.7%
Professional Services	304,752	1.9%
Real Estate Management & Development	90,195	0.6%
Road & Rail	97,635	0.6%
Semiconductors & Semiconductor Equipment	258,215	1.6%
Software	88,990	0.5%
Specialty Retail	1,014,262	6.3%
Technology Hardware, Storage & Peripherals	106,045	0.7%
Textiles, Apparel & Luxury Goods	342,616	2.1%
Thrifts & Mortgage Finance	235,775	1.4%
Tobacco	89,609	0.5%
Trading Companies & Distributors	149,299	0.9%
Water Utilities	40,736	0.2%
Wireless Telecommunication Services	17,519	0.1%
Other**	(121,514)	(0.7)%
Total	$16,312,758	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (100.1%)
8x8, Inc.* (Software)	5,280	$76,824
A. Schulman, Inc. (Chemicals)	660	20,889
AAON, Inc. (Building Products)	2,200	80,630
Abaxis, Inc. (Health Care Equipment & Supplies)	660	29,720
ABM Industries, Inc. (Commercial Services & Supplies)	1,540	66,513
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,200	63,976
Actuant Corp. - Class A (Machinery)	1,760	48,048
ADTRAN, Inc. (Communications Equipment)	1,760	35,200
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	2,420	178,596
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	2,860	64,093
Aerovironment, Inc.* (Aerospace & Defense)	660	18,856
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,540	74,659
AK Steel Holding Corp.* (Metals & Mining)	10,340	65,556
Alamo Group, Inc. (Machinery)	440	34,786
Albany International Corp. - Class A (Machinery)	1,100	53,625
Allegiant Travel Co. (Airlines)	660	95,964
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,980	48,312
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	2,420	103,649
American States Water Co. (Water Utilities)	1,100	48,972
American Woodmark Corp.* (Building Products)	440	40,436
Ameris Bancorp (Banks)	2,200	103,620
AMERISAFE, Inc. (Insurance)	660	37,983
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	2,860	116,831
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,320	19,932
Analogic Corp. (Health Care Equipment & Supplies)	220	15,807
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	440	23,813
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	660	30,446
Apogee Enterprises, Inc. (Building Products)	880	47,960
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	1,100	21,219
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	1,540	98,560
Applied Optoelectronics, Inc.* (Communications Equipment)	440	21,732
Archrock, Inc. (Energy Equipment & Services)	1,760	20,768
Astec Industries, Inc. (Machinery)	1,100	69,685
ATN International, Inc. (Diversified Telecommunication Services)	220	15,222
Axon Enterprise, Inc.* (Aerospace & Defense)	3,080	75,706
AZZ, Inc. (Electrical Equipment)	880	51,964
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	3,300	78,837
B&G Foods, Inc. - Class A (Food Products)	3,960	166,321
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	1,760	69,960
Balchem Corp. (Chemicals)	1,760	142,842
Bank Mutual Corp. (Thrifts & Mortgage Finance)	1,320	12,144
Barnes Group, Inc. (Machinery)	1,540	84,654
Bel Fuse, Inc. - Class B (Communications Equipment)	220	5,324
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	4,840	60,016
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	220	93,859
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	2,200	8,448
BioTelemetry, Inc.* (Health Care Providers & Services)	1,760	57,904
Blackbaud, Inc. (Software)	2,860	229,973
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	660	44,048
Boston Private Financial Holdings, Inc. (Banks)	2,860	44,616
Bottomline Technologies, Inc.* (Software)	1,100	25,630
Brady Corp. - Class A (Commercial Services & Supplies)	1,980	77,121
Brookline Bancorp, Inc. (Banks)	2,640	38,412
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,980	50,015
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,540	120,659
CalAmp Corp.* (Communications Equipment)	880	15,787
Calavo Growers, Inc. (Food Products)	880	57,728
California Water Service Group (Water Utilities)	2,860	102,102
Callaway Golf Co. (Leisure Products)	3,080	36,498
Cambrex Corp.* (Life Sciences Tools & Services)	1,320	78,342
Cantel Medical Corp. (Health Care Equipment & Supplies)	2,200	163,702
Capella Education Co. (Diversified Consumer Services)	660	62,898
Cardtronics PLC* - Class A (IT Services)	2,640	109,771
Career Education Corp.* (Diversified Consumer Services)	2,200	22,330
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	3,960	67,399
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,980	49,797
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	2,200	20,350
Central Garden & Pet Co.* (Household Products)	660	24,948
Central Garden & Pet Co.* - Class A (Household Products)	1,980	69,755
Central Pacific Financial Corp. (Banks)	1,760	55,053
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,320	47,520
Chart Industries, Inc.* (Machinery)	880	32,129
Chemed Corp. (Health Care Providers & Services)	440	88,607
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	880	26,224
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,320	24,882

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CIRCOR International, Inc. (Machinery)	440	$29,352
City Holding Co. (Banks)	440	31,280
Coca-Cola Bottling Co. (Beverages)	220	46,609
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	2,420	108,899
Columbia Banking System, Inc. (Banks)	1,760	69,538
Community Bank System, Inc. (Banks)	1,540	86,163
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,980	46,867
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	440	3,150
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	1,980	193,742
CorVel Corp.* (Health Care Providers & Services)	220	9,790
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	1,980	27,661
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,540	27,951
CSG Systems International, Inc. (IT Services)	1,100	41,261
CTS Corp. (Electronic Equipment, Instruments & Components)	1,980	43,758
Customers Bancorp, Inc.* (Banks)	1,760	54,437
CVB Financial Corp. (Banks)	3,300	71,082
Cytokinetics, Inc.* (Biotechnology)	2,420	39,688
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	2,200	140,822
Deltic Timber Corp. (Paper & Forest Products)	440	34,043
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	9,240	20,513
Depomed, Inc.* (Pharmaceuticals)	1,980	23,740
DHI Group, Inc.* (Internet Software & Services)	1,100	4,235
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	6,160	67,822
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,100	21,395
DineEquity, Inc. (Hotels, Restaurants & Leisure)	440	24,878
Dorman Products, Inc.* (Auto Components)	1,760	146,344
DSW, Inc. - Class A (Specialty Retail)	1,100	22,682
Eagle Pharmaceuticals, Inc.* (Biotechnology)	440	39,860
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	1,980	154,935
Ebix, Inc. (Software)	1,320	81,444
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	660	8,283
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	1,320	60,430
Emergent BioSolutions, Inc.* (Biotechnology)	880	26,321
Enanta Pharmaceuticals, Inc.* (Biotechnology)	880	27,940
EnPro Industries, Inc. (Machinery)	660	46,629
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	440	31,350
ESCO Technologies, Inc. (Machinery)	1,540	90,629
Ethan Allen Interiors, Inc. (Household Durables)	880	26,224
Evercore Partners, Inc. - Class A (Capital Markets)	2,200	162,250
Exar Corp.* (Semiconductors & Semiconductor Equipment)	1,540	20,035
ExlService Holdings, Inc.* (IT Services)	1,320	62,977
Exponent, Inc. (Professional Services)	880	53,812
Fabrinet* (Electronic Equipment, Instruments & Components)	2,200	76,274
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	440	16,126
Financial Engines, Inc. (Capital Markets)	2,200	93,500
First BanCorp.* (Banks)	9,020	53,038
First Commonwealth Financial Corp. (Banks)	3,300	42,603
First Financial Bancorp (Banks)	2,200	60,830
First Financial Bankshares, Inc. (Banks)	3,740	149,413
First Midwest Bancorp, Inc. (Banks)	2,640	59,954
Five Below, Inc.* (Specialty Retail)	3,300	162,096
Flotek Industries, Inc.* (Chemicals)	1,320	15,853
Forrester Research, Inc. (IT Services)	660	26,763
Forward Air Corp. (Air Freight & Logistics)	1,100	58,487
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	3,520	82,122
Fox Factory Holding Corp.* (Auto Components)	1,760	52,888
Francesca’s Holdings Corp.* (Specialty Retail)	2,200	34,716
Franklin Electric Co., Inc. (Machinery)	1,100	45,210
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	3,300	40,029
Geospace Technologies Corp.* (Energy Equipment & Services)	440	7,278
Getty Realty Corp. (Equity Real Estate Investment Trusts)	1,540	39,424
Gibraltar Industries, Inc.* (Building Products)	1,760	69,080
Gigamon, Inc.* (Software)	1,760	55,792
Glacier Bancorp, Inc. (Banks)	3,080	104,042
Great Western Bancorp, Inc. (Banks)	1,980	81,576
Green Dot Corp.* - Class A (Consumer Finance)	1,320	45,263
Greenhill & Co., Inc. (Capital Markets)	660	16,698
Griffon Corp. (Building Products)	1,760	42,240
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,540	64,495
Hanmi Financial Corp. (Banks)	1,980	57,519
Harsco Corp.* (Machinery)	2,200	28,710
Hawaiian Holdings, Inc.* (Airlines)	3,080	167,244
Hawkins, Inc. (Chemicals)	440	22,484
Headwaters, Inc.* (Construction Materials)	4,400	104,544
Healthcare Services Group, Inc. (Commercial Services & Supplies)	2,860	131,303
HealthEquity, Inc.* (Health Care Providers & Services)	1,540	70,101
HealthStream, Inc.* (Health Care Technology)	1,540	42,797
Heartland Express, Inc. (Road & Rail)	1,540	30,985
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	3,300	20,196
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	1,320	24,341
Heska Corp.* (Pharmaceuticals)	440	47,630
HFF, Inc. - Class A (Real Estate Management & Development)	1,320	41,448

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hibbett Sports, Inc.* (Specialty Retail)	660	$17,160
Hillenbrand, Inc. (Machinery)	1,980	73,062
HMS Holdings Corp.* (Health Care Technology)	4,840	99,075
Home BancShares, Inc. (Banks)	7,260	184,766
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,320	9,240
ICU Medical, Inc.* (Health Care Equipment & Supplies)	880	135,344
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	3,080	102,102
ILG, Inc. (Hotels, Restaurants & Leisure)	3,520	84,867
Independent Bank Corp. (Banks)	1,100	69,630
Ingevity Corp.* (Chemicals)	2,420	153,016
Innophos Holdings, Inc. (Chemicals)	880	42,187
Innospec, Inc. (Chemicals)	660	43,560
Innoviva, Inc.* (Pharmaceuticals)	4,620	54,447
Inogen, Inc.* (Health Care Equipment & Supplies)	660	54,707
Insperity, Inc. (Professional Services)	1,100	100,485
Installed Building Products, Inc.* (Household Durables)	1,100	58,685
Insteel Industries, Inc. (Building Products)	1,100	38,291
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	2,200	101,134
Inter Parfums, Inc. (Personal Products)	440	16,698
iRobot Corp.* (Household Durables)	1,540	122,800
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,980	128,404
J & J Snack Foods Corp. (Food Products)	440	59,215
John B. Sanfilippo & Son, Inc. (Food Products)	220	16,170
John Bean Technologies Corp. (Machinery)	1,760	156,025
Knight Transportation, Inc. (Road & Rail)	3,960	135,828
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,540	6,283
Koppers Holdings, Inc.* (Chemicals)	660	28,017
Kraton Performance Polymers, Inc.* (Chemicals)	1,760	57,570
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	2,200	49,104
Landauer, Inc. (Health Care Providers & Services)	660	34,716
LCI Industries (Auto Components)	1,540	155,771
LegacyTexas Financial Group, Inc. (Banks)	2,420	91,500
LendingTree, Inc.* (Thrifts & Mortgage Finance)	440	61,996
Lexington Realty Trust (Equity Real Estate Investment Trusts)	12,540	127,532
Lgi Homes, Inc.* (Household Durables)	1,100	35,013
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	1,100	122,286
Lindsay Corp. (Machinery)	220	19,109
LivePerson, Inc.* (Internet Software & Services)	1,320	9,306
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,540	73,674
Lumentum Holdings, Inc.* (Communications Equipment)	3,300	141,075
Luminex Corp. (Life Sciences Tools & Services)	2,200	41,426
Lumos Networks Corp.* (Diversified Telecommunication Services)	660	11,821
Lydall, Inc.* (Machinery)	1,100	57,640
Magellan Health, Inc.* (Health Care Providers & Services)	660	45,408
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,100	121,198
Marten Transport, Ltd. (Road & Rail)	660	16,368
Matthews International Corp. - Class A (Commercial Services & Supplies)	1,320	90,486
Medidata Solutions, Inc.* (Health Care Technology)	3,300	215,918
Medifast, Inc. (Personal Products)	440	20,381
Mercury Systems, Inc.* (Aerospace & Defense)	2,860	106,907
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,100	16,280
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	2,640	88,968
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,100	49,005
MicroStrategy, Inc.* - Class A (Software)	220	41,837
MiMedx Group, Inc.* (Biotechnology)	5,720	72,587
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,080	241,009
Mobile Mini, Inc. (Commercial Services & Supplies)	1,100	31,570
Momenta Pharmaceuticals, Inc.* (Biotechnology)	3,740	53,669
Monotype Imaging Holdings, Inc. (Software)	880	17,908
Monro Muffler Brake, Inc. (Specialty Retail)	880	45,628
Multi-Color Corp. (Commercial Services & Supplies)	440	33,792
MYR Group, Inc.* (Construction & Engineering)	880	37,189
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	1,540	48,595
National Bank Holdings Corp. (Banks)	1,540	48,618
Natus Medical, Inc.* (Health Care Equipment & Supplies)	880	30,800
Nautilus, Inc.* (Leisure Products)	1,320	24,024
Navigant Consulting, Inc.* (Professional Services)	2,640	63,281
NBT Bancorp, Inc. (Banks)	1,540	58,797
Neenah Paper, Inc. (Paper & Forest Products)	660	51,711
Nektar Therapeutics* (Pharmaceuticals)	5,280	100,161
Neogen Corp.* (Health Care Equipment & Supplies)	2,200	137,126
NETGEAR, Inc.* (Communications Equipment)	1,100	51,865
NIC, Inc. (Internet Software & Services)	3,520	75,152
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,100	2,475
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	2,640	48,523
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	3,520	56,813
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	1,760	94,072
Oclaro, Inc.* (Communications Equipment)	7,480	59,915
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	2,860	109,538
Omnicell, Inc.* (Health Care Technology)	2,200	91,080

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
On Assignment, Inc.* (Professional Services)	1,320	$68,336
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	3,300	43,263
Orion Marine Group, Inc.* (Construction & Engineering)	1,540	11,627
Oritani Financial Corp. (Thrifts & Mortgage Finance)	1,100	18,645
Orthofix International N.V.* (Health Care Equipment & Supplies)	440	17,402
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	440	25,511
Parkway, Inc. (Equity Real Estate Investment Trusts)	1,320	26,598
Patrick Industries, Inc.* (Building Products)	880	62,524
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,760	97,205
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,760	24,376
PetMed Express, Inc. (Internet & Direct Marketing Retail)	880	20,328
PGT, Inc.* (Building Products)	2,860	31,174
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	440	13,090
Pinnacle Financial Partners, Inc. (Banks)	2,640	168,960
Pioneer Energy Services Corp.* (Energy Equipment & Services)	1,980	6,039
Piper Jaffray Cos. (Capital Markets)	880	55,088
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,760	116,072
Progenics Pharmaceuticals, Inc.* (Biotechnology)	4,180	33,106
Progress Software Corp. (Software)	2,860	84,999
Proto Labs, Inc.* (Machinery)	1,320	76,560
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,980	50,866
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	660	80,216
Quaker Chemical Corp. (Chemicals)	880	127,248
Qualys, Inc.* (Software)	1,760	67,584
Quanex Building Products Corp. (Building Products)	1,980	40,392
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	6,380	79,878
Raven Industries, Inc. (Industrial Conglomerates)	1,320	40,920
Repligen Corp.* (Biotechnology)	1,980	72,844
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	4,180	86,108
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	220	20,830
RLI Corp. (Insurance)	1,100	62,942
Rogers Corp.* (Electronic Equipment, Instruments & Components)	660	67,940
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,760	43,120
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	880	17,512
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,980	53,836
Saia, Inc.* (Road & Rail)	880	42,372
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	440	26,422
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	3,080	29,722
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	3,080	73,150
Select Comfort Corp.* (Specialty Retail)	1,320	40,788
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	2,420	82,643
ServisFirst Bancshares, Inc. (Banks)	2,640	99,792
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	660	22,400
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	1,980	102,762
Shutterstock, Inc.* (Internet Software & Services)	1,100	47,553
Simmons First National Corp. - Class A (Banks)	880	48,092
Simpson Manufacturing Co., Inc. (Building Products)	2,420	100,938
Sonic Corp. (Hotels, Restaurants & Leisure)	1,540	41,395
South Jersey Industries, Inc. (Gas Utilities)	4,620	173,342
Southside Bancshares, Inc. (Banks)	1,540	53,469
SpartanNash Co. (Food & Staples Retailing)	2,200	80,960
Sps Commerce, Inc.* (Internet Software & Services)	1,100	60,786
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,280	39,811
Stamps.com, Inc.* (Internet Software & Services)	880	93,412
Stepan Co. (Chemicals)	660	55,968
Sterling Bancorp (Banks)	7,920	184,140
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	1,980	75,339
Strayer Education, Inc. (Diversified Consumer Services)	220	19,076
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	1,540	15,631
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	5,500	90,915
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,100	26,840
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,860	93,236
SurModics, Inc.* (Health Care Equipment & Supplies)	880	20,108
Synchronoss Technologies, Inc.* (Software)	2,420	38,720
Tailored Brands, Inc. (Specialty Retail)	1,320	16,276
Tennant Co. (Machinery)	660	48,345
Tesco Corp.* (Energy Equipment & Services)	880	5,764
Tetra Tech, Inc. (Commercial Services & Supplies)	3,300	145,034
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,200	7,326
The Children’s Place, Inc. (Specialty Retail)	1,100	126,280
The Ensign Group, Inc. (Health Care Providers & Services)	1,540	27,643
The Marcus Corp. (Hotels, Restaurants & Leisure)	1,100	37,180
The Medicines Co.* (Pharmaceuticals)	1,540	75,953
Tile Shop Holdings, Inc. (Specialty Retail)	1,980	42,273
Tivity Health, Inc.* (Health Care Providers & Services)	880	29,568
TiVo Corp. (Software)	7,040	139,040
Tompkins Financial Corp. (Banks)	660	54,562

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
TopBuild Corp.* (Household Durables)	2,200	$112,618
Trex Co., Inc.* (Building Products)	1,760	128,815
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	3,080	24,486
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,840	80,973
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	660	43,296
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	4,180	173,469
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	660	20,143
UniFirst Corp. (Commercial Services & Supplies)	440	61,248
Unit Corp.* (Energy Equipment & Services)	1,100	23,639
United Community Banks, Inc. (Banks)	4,180	114,323
Universal Electronics, Inc.* (Household Durables)	880	60,984
Universal Forest Products, Inc. (Building Products)	660	62,891
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	440	30,690
Universal Insurance Holdings, Inc. (Insurance)	1,980	51,579
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	1,760	34,602
US Concrete, Inc.* (Construction Materials)	660	40,920
US Ecology, Inc. (Commercial Services & Supplies)	1,320	62,238
Varex Imaging Corp.* (Health Care Equipment & Supplies)	2,200	73,832
VASCO Data Security International, Inc.* (Software)	660	8,910
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,100	36,300
Viad Corp. (Commercial Services & Supplies)	1,100	49,720
Vicor Corp.* (Electrical Equipment)	880	15,840
Vista Outdoor, Inc.* (Leisure Products)	1,540	30,122
WageWorks, Inc.* (Professional Services)	2,200	162,360
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	1,540	69,069
Watts Water Technologies, Inc. - Class A (Machinery)	880	54,736
WD-40 Co. (Household Products)	440	46,134
Westamerica Bancorp (Banks)	880	48,418
William Lyon Homes* - Class A (Household Durables)	660	14,520
Wingstop, Inc. (Hotels, Restaurants & Leisure)	1,760	51,797
Winnebago Industries, Inc. (Automobiles)	1,540	44,198
WisdomTree Investments, Inc. (Capital Markets)	4,180	34,903
World Wrestling Entertainment, Inc. - Class A (Media)	2,200	47,146
XO Group, Inc.* (Internet Software & Services)	660	11,583
Xperi Corp. (Semiconductors & Semiconductor Equipment)	2,860	96,096
Zumiez, Inc.* (Specialty Retail)	1,100	19,745
TOTAL COMMON STOCKS (Cost $17,404,046)		21,572,969

	Principal Amount	Value
Repurchase Agreements(a) (0.1%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $24,001	$24,000	$24,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,000)		24,000

TOTAL INVESTMENT SECURITIES (Cost $17,428,046) - 100.2%		21,596,969
Net other assets (liabilities) - (0.2)%		(38,130)

NET ASSETS - 100.0%		$21,558,839

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Small-Cap Growth ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$265,562	1.2%
Air Freight & Logistics	58,487	0.3%
Airlines	263,208	1.2%
Auto Components	355,003	1.6%
Automobiles	44,198	0.2%
Banks	2,388,242	11.0%
Beverages	46,609	0.2%
Biotechnology	536,613	2.5%
Building Products	745,371	3.5%
Capital Markets	362,439	1.7%
Chemicals	709,634	3.3%
Commercial Services & Supplies	749,025	3.5%
Communications Equipment	330,898	1.5%
Construction & Engineering	48,816	0.2%
Construction Materials	145,464	0.7%
Consumer Finance	45,263	0.2%
Diversified Consumer Services	104,304	0.5%
Diversified Telecommunication Services	207,691	1.0%
Electrical Equipment	67,804	0.3%
Electronic Equipment, Instruments & Components	665,892	3.1%
Energy Equipment & Services	264,480	1.2%
Equity Real Estate Investment Trusts	1,587,417	7.4%
Food & Staples Retailing	80,960	0.4%
Food Products	299,433	1.4%
Gas Utilities	173,342	0.8%
Health Care Equipment & Supplies	1,051,085	4.9%
Health Care Providers & Services	551,525	2.6%
Health Care Technology	448,870	2.1%
Hotels, Restaurants & Leisure	847,629	3.9%
Household Durables	430,844	2.0%
Household Products	140,837	0.7%
Industrial Conglomerates	40,920	0.2%
Insurance	152,504	0.7%
Internet & Direct Marketing Retail	217,162	1.0%
Internet Software & Services	302,027	1.4%
IT Services	240,772	1.1%
Leisure Products	90,644	0.4%
Life Sciences Tools & Services	119,768	0.6%
Machinery	1,048,934	4.9%
Media	47,146	0.2%
Metals & Mining	65,556	0.3%
Mortgage Real Estate Investment Trusts	21,219	0.1%
Multiline Retail	109,538	0.5%
Oil, Gas & Consumable Fuels	242,229	1.1%
Paper & Forest Products	85,754	0.4%
Personal Products	37,079	0.2%
Pharmaceuticals	497,355	2.3%
Professional Services	448,274	2.1%
Real Estate Management & Development	41,448	0.2%
Road & Rail	225,553	1.0%
Semiconductors & Semiconductor Equipment	1,236,069	5.7%
Software	868,661	4.0%
Specialty Retail	527,644	2.4%
Technology Hardware, Storage & Peripherals	87,270	0.4%
Textiles, Apparel & Luxury Goods	110,090	0.5%
Thrifts & Mortgage Finance	442,774	2.1%
Trading Companies & Distributors	98,560	0.5%
Water Utilities	151,074	0.7%
Other**	(14,130)	(0.1)%
Total	$21,558,839	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Europe 30 ProFund :: Schedule of Portfolio Investments :: April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (99.9%)
ArcelorMittal*NYS - Class A (Metals & Mining)	22,407	$174,775
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,134	281,368
AstraZeneca PLCADR (Pharmaceuticals)	10,088	305,162
Banco Santander S.A.ADR (Banks)	57,133	372,507
Barclays PLCADR (Banks)	20,467	221,248
BP PLCADR (Oil, Gas & Consumable Fuels)	9,894	339,562
British American Tobacco PLCADR (Tobacco)	6,014	409,193
BT Group PLC SponADR (Diversified Telecommunication Services)	9,797	195,058
CRH PLCADR (Construction Materials)	5,723	207,859
Criteo S.A.*ADR (Internet Software & Services)	3,589	195,206
EricssonADR (Communications Equipment)	31,913	207,115
GlaxoSmithKline PLCADR (Pharmaceuticals)	8,245	337,221
HSBC Holdings PLCADR (Banks)	8,536	351,427
ING Groep N.V.ADR (Banks)	17,169	279,511
Koninklijke Philips N.V.NYS (Industrial Conglomerates)	6,499	223,696
Lloyds Banking Group PLCADR (Banks)	79,734	291,826
National Grid PLCADR (Multi-Utilities)	3,783	245,403
Nokia Corp.ADR (Communications Equipment)	41,322	236,775
Prudential PLCADR (Insurance)	5,820	258,350
Rio Tinto PLCADR (Metals & Mining)	6,984	278,103
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	10,573	551,805
Ryanair Holdings PLC*ADR (Airlines)	2,134	196,179
S.A.P. SEADR (Software)	3,977	398,416
SanofiADR (Pharmaceuticals)	6,402	302,815
Statoil ASAADR (Oil, Gas & Consumable Fuels)	13,774	226,307
Telefonica S.A.ADR (Diversified Telecommunication Services)	25,705	285,326
Tenaris S.A.ADR (Energy Equipment & Services)	5,044	157,524
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	7,663	392,115
Unilever N.V.NYS (Personal Products)	9,118	476,324
Vodafone Group PLCADR (Wireless Telecommunication Services)	10,670	279,447
TOTAL COMMON STOCKS (Cost $6,820,650)		8,677,623

	Principal Amount	Value
Repurchase Agreements(a) (0.5%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $40,002	$40,000	$40,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,000)		40,000

TOTAL INVESTMENT SECURITIES (Cost $6,860,650) - 100.4%		8,717,623
Net other assets (liabilities) - (0.4)%		(34,243)

NET ASSETS - 100.0%		$8,683,380

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

NYS               New York Shares

See accompanying notes to schedules of portfolio investments.

Europe 30 ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Airlines	$196,179	2.3%
Banks	1,516,521	17.5%
Communications Equipment	443,890	5.1%
Construction Materials	207,859	2.4%
Diversified Telecommunication Services	480,384	5.5%
Energy Equipment & Services	157,524	1.8%
Industrial Conglomerates	223,696	2.6%
Insurance	258,350	3.0%
Internet Software & Services	195,206	2.2%
Metals & Mining	452,877	5.2%
Multi-Utilities	245,403	2.8%
Oil, Gas & Consumable Fuels	1,509,789	17.4%
Personal Products	476,324	5.5%
Pharmaceuticals	945,197	10.9%
Semiconductors & Semiconductor Equipment	281,368	3.2%
Software	398,416	4.6%
Tobacco	409,193	4.7%
Wireless Telecommunication Services	279,447	3.2%
Other**	5,757	0.1%
Total	$8,683,380	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of April 30, 2017:

	Value	% of Net Assets
Finland	$236,775	2.7%
France	890,136	10.3%
Germany	398,416	4.6%
Ireland	404,038	4.7%
Luxembourg	332,299	3.8%
Netherlands	1,336,380	15.4%
Norway	226,307	2.6%
Spain	657,833	7.6%
Sweden	207,115	2.4%
United Kingdom	3,988,324	45.8%
Other**	5,757	0.1%
Total	$8,683,380	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (68.8%)
3M Co. (Industrial Conglomerates)	2,208	$432,393
Abbott Laboratories (Health Care Equipment & Supplies)	6,440	281,042
AbbVie, Inc. (Biotechnology)	5,980	394,321
Accenture PLC - Class A (IT Services)	2,346	284,570
Activision Blizzard, Inc. (Software)	2,576	134,596
Acuity Brands, Inc. (Electrical Equipment)	184	32,402
Adobe Systems, Inc.* (Software)	1,840	246,082
Advance Auto Parts, Inc. (Specialty Retail)	276	39,231
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,898	38,543
Aetna, Inc. (Health Care Providers & Services)	1,334	180,183
Affiliated Managers Group, Inc. (Capital Markets)	230	38,086
Aflac, Inc. (Insurance)	1,518	113,668
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,196	65,840
Air Products & Chemicals, Inc. (Chemicals)	828	116,334
Akamai Technologies, Inc.* (Internet Software & Services)	644	39,245
Alaska Air Group, Inc. (Airlines)	460	39,141
Albemarle Corp. (Chemicals)	414	45,089
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	322	36,228
Alexion Pharmaceuticals, Inc.* (Biotechnology)	828	105,802
Allegion PLC (Building Products)	368	28,940
Allergan PLC (Pharmaceuticals)	1,242	302,874
Alliance Data Systems Corp. (IT Services)	230	57,415
Alliant Energy Corp. (Electric Utilities)	874	34,366
Alphabet, Inc.* - Class A (Internet Software & Services)	1,104	1,020,670
Alphabet, Inc.* - Class C (Internet Software & Services)	1,104	1,000,180
Altria Group, Inc. (Tobacco)	7,268	521,697
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,472	1,361,586
Ameren Corp. (Multi-Utilities)	920	50,315
American Airlines Group, Inc. (Airlines)	1,886	80,381
American Electric Power Co., Inc. (Electric Utilities)	1,840	124,807
American Express Co. (Consumer Finance)	2,852	226,021
American International Group, Inc. (Insurance)	3,496	212,941
American Tower Corp. (Equity Real Estate Investment Trusts)	1,610	202,764
American Water Works Co., Inc. (Water Utilities)	644	51,365
Ameriprise Financial, Inc. (Capital Markets)	598	76,454
AmerisourceBergen Corp. (Health Care Providers & Services)	598	49,066
AMETEK, Inc. (Electrical Equipment)	874	49,993
Amgen, Inc. (Biotechnology)	2,760	450,763
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,150	83,157
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,070	118,031
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,380	105,156
Anthem, Inc. (Health Care Providers & Services)	966	171,842
Aon PLC (Insurance)	966	115,765
Apache Corp. (Oil, Gas & Consumable Fuels)	1,426	69,361
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	598	26,157
Apple, Inc. (Technology Hardware, Storage & Peripherals)	19,596	2,814,966
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,048	164,389
Archer-Daniels-Midland Co. (Food Products)	2,116	96,807
Arconic, Inc. (Aerospace & Defense)	1,656	45,258
Arthur J. Gallagher & Co. (Insurance)	690	38,509
Assurant, Inc. (Insurance)	230	22,135
AT&T, Inc. (Diversified Telecommunication Services)	22,954	909,667
Autodesk, Inc.* (Software)	736	66,292
Automatic Data Processing, Inc. (IT Services)	1,656	173,035
AutoNation, Inc.* (Specialty Retail)	230	9,660
AutoZone, Inc.* (Specialty Retail)	92	63,681
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	506	96,059
Avery Dennison Corp. (Containers & Packaging)	322	26,794
Baker Hughes, Inc. (Energy Equipment & Services)	1,610	95,586
Ball Corp. (Containers & Packaging)	644	49,517
Bank of America Corp. (Banks)	37,490	875,017
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	276	84,864
Baxter International, Inc. (Health Care Equipment & Supplies)	1,840	102,451
BB&T Corp. (Banks)	3,036	131,094
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	782	146,211
Bed Bath & Beyond, Inc. (Specialty Retail)	552	21,390
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	7,084	1,170,348
Best Buy Co., Inc. (Specialty Retail)	1,012	52,432
Biogen, Inc.* (Biotechnology)	828	224,562
BlackRock, Inc. - Class A (Capital Markets)	460	176,902
BorgWarner, Inc. (Auto Components)	736	31,118
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	598	75,707
Boston Scientific Corp.* (Health Care Equipment & Supplies)	5,106	134,696
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,256	350,649
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	1,518	335,190
Brown-Forman Corp. - Class B (Beverages)	644	30,474
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	506	36,786
CA, Inc. (Software)	1,150	37,755

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,794	$41,693
Campbell Soup Co. (Food Products)	736	42,349
Capital One Financial Corp. (Consumer Finance)	1,794	144,202
Cardinal Health, Inc. (Health Care Providers & Services)	1,196	86,818
CarMax, Inc.* (Specialty Retail)	690	40,365
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	1,564	96,608
Caterpillar, Inc. (Machinery)	2,208	225,790
CBOE Holdings, Inc. (Capital Markets)	322	26,536
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,104	39,534
CBS Corp. - Class B (Media)	1,380	91,853
Celgene Corp.* (Biotechnology)	2,898	359,497
Centene Corp.* (Health Care Providers & Services)	644	47,914
CenterPoint Energy, Inc. (Multi-Utilities)	1,610	45,933
CenturyLink, Inc. (Diversified Telecommunication Services)	2,024	51,956
Cerner Corp.* (Health Care Technology)	1,104	71,484
CF Industries Holdings, Inc. (Chemicals)	874	23,371
Charter Communications, Inc.* - Class A (Media)	782	269,915
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	2,852	15,002
Chevron Corp. (Oil, Gas & Consumable Fuels)	7,084	755,863
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	92	43,651
Chubb, Ltd. (Insurance)	1,748	239,914
Church & Dwight Co., Inc. (Household Products)	966	47,846
Cigna Corp. (Health Care Providers & Services)	966	151,053
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	368	42,938
Cincinnati Financial Corp. (Insurance)	552	39,794
Cintas Corp. (Commercial Services & Supplies)	322	39,435
Cisco Systems, Inc. (Communications Equipment)	18,722	637,859
Citigroup, Inc. (Banks)	10,350	611,892
Citizens Financial Group, Inc. (Banks)	1,886	69,235
Citrix Systems, Inc.* (Software)	598	48,402
CME Group, Inc. (Capital Markets)	1,288	149,653
CMS Energy Corp. (Multi-Utilities)	1,058	48,033
Coach, Inc. (Textiles, Apparel & Luxury Goods)	1,058	41,675
Cognizant Technology Solutions Corp.* (IT Services)	2,254	135,758
Colgate-Palmolive Co. (Household Products)	3,312	238,596
Comcast Corp. - Class A (Media)	17,710	694,056
Comerica, Inc. (Banks)	644	45,531
ConAgra Foods, Inc. (Food Products)	1,564	60,652
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	552	69,916
ConocoPhillips (Oil, Gas & Consumable Fuels)	4,600	220,386
Consolidated Edison, Inc. (Multi-Utilities)	1,150	91,172
Constellation Brands, Inc. - Class A (Beverages)	644	111,116
Corning, Inc. (Electronic Equipment, Instruments & Components)	3,450	99,533
Costco Wholesale Corp. (Food & Staples Retailing)	1,656	293,973
Coty, Inc. (Personal Products)	1,748	31,202
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,334	126,196
CSRA, Inc. (IT Services)	552	16,052
CSX Corp. (Road & Rail)	3,450	175,398
Cummins, Inc. (Machinery)	598	90,262
CVS Health Corp. (Food & Staples Retailing)	3,818	314,756
D.R. Horton, Inc. (Household Durables)	1,288	42,362
Danaher Corp. (Health Care Equipment & Supplies)	2,300	191,659
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	460	39,187
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	598	41,268
Deere & Co. (Machinery)	1,104	123,217
Delphi Automotive PLC (Auto Components)	1,012	81,364
Delta Air Lines, Inc. (Airlines)	2,714	123,324
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	874	55,272
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,978	78,111
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	598	68,674
Discover Financial Services (Consumer Finance)	1,426	89,253
Discovery Communications, Inc.* - Class A (Media)	552	15,887
Discovery Communications, Inc.* - Class C (Media)	828	23,167
Dish Network Corp.* - Class A (Media)	828	53,356
Dollar General Corp. (Multiline Retail)	966	70,238
Dollar Tree, Inc.* (Multiline Retail)	874	72,341
Dominion Resources, Inc. (Multi-Utilities)	2,346	181,652
Dover Corp. (Machinery)	598	47,170
Dr. Pepper Snapple Group, Inc. (Beverages)	690	63,239
DTE Energy Co. (Multi-Utilities)	690	72,167
Duke Energy Corp. (Electric Utilities)	2,622	216,316
DXC Technology Co. (IT Services)	1,058	79,710
E*TRADE Financial Corp.* (Capital Markets)	1,012	34,965
E.I. du Pont de Nemours & Co. (Chemicals)	3,220	256,795
Eastman Chemical Co. (Chemicals)	552	44,022
Eaton Corp. PLC (Electrical Equipment)	1,702	128,739
eBay, Inc.* (Internet Software & Services)	3,772	126,023
Ecolab, Inc. (Chemicals)	966	124,701
Edison International (Electric Utilities)	1,196	95,644
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	782	85,762
Electronic Arts, Inc.* (Software)	1,150	109,043
Eli Lilly & Co. (Pharmaceuticals)	3,634	298,206
Emerson Electric Co. (Electrical Equipment)	2,392	144,190

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Entergy Corp. (Electric Utilities)	690		$52,619
Envision Healthcare Corp.* (Health Care Providers & Services)	460		25,774
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	2,162		199,985
EQT Corp. (Oil, Gas & Consumable Fuels)	644		37,442
Equifax, Inc. (Professional Services)	460		62,243
Equinix, Inc. (Equity Real Estate Investment Trusts)	276		115,285
Equity Residential (Equity Real Estate Investment Trusts)	1,380		89,120
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	230		56,228
Eversource Energy (Electric Utilities)	1,196		71,042
Exelon Corp. (Electric Utilities)	3,450		119,474
Expedia, Inc. (Internet & Direct Marketing Retail)	460		61,511
Expeditors International of Washington, Inc. (Air Freight & Logistics)	690		38,702
Express Scripts Holding Co.* (Health Care Providers & Services)	2,254		138,260
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	460		34,744
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	15,502		1,265,738
F5 Networks, Inc.* (Communications Equipment)	230		29,700
Facebook, Inc.* - Class A (Internet Software & Services)	8,786		1,320,096
Fastenal Co. (Trading Companies & Distributors)	1,104		49,326
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	276		36,126
FedEx Corp. (Air Freight & Logistics)	920		174,524
Fidelity National Information Services, Inc. (IT Services)	1,242		104,564
Fifth Third Bancorp (Banks)	2,806		68,551
First Horizon National Corp. (Banks)	—	†	5
FirstEnergy Corp. (Electric Utilities)	1,656		49,581
Fiserv, Inc.* (IT Services)	782		93,167
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	506		18,585
Flowserve Corp. (Machinery)	506		25,740
Fluor Corp. (Construction & Engineering)	506		25,968
FMC Corp. (Chemicals)	506		37,054
Foot Locker, Inc. (Specialty Retail)	506		39,134
Ford Motor Co. (Automobiles)	14,582		167,256
Fortive Corp. (Machinery)	1,104		69,839
Fortune Brands Home & Security, Inc. (Building Products)	552		35,184
Franklin Resources, Inc. (Capital Markets)	1,288		55,526
Freeport-McMoRan, Inc.* (Metals & Mining)	4,968		63,342
Garmin, Ltd. (Household Durables)	414		21,048
Gartner, Inc.* (IT Services)	322		36,737
General Dynamics Corp. (Aerospace & Defense)	1,058		205,030
General Electric Co. (Industrial Conglomerates)	32,614		945,480
General Mills, Inc. (Food Products)	2,162		124,337
General Motors Co. (Automobiles)	5,106		176,871
Genuine Parts Co. (Distributors)	552		50,795
GGP, Inc. (Equity Real Estate Investment Trusts)	2,162		46,721
Gilead Sciences, Inc. (Biotechnology)	4,876		334,250
Global Payments, Inc. (IT Services)	552		45,132
H & R Block, Inc. (Diversified Consumer Services)	782		19,386
Halliburton Co. (Energy Equipment & Services)	3,220		147,734
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,426		31,101
Harley-Davidson, Inc. (Automobiles)	644		36,586
Harris Corp. (Communications Equipment)	460		51,469
Hartford Financial Services Group, Inc. (Insurance)	1,380		66,737
Hasbro, Inc. (Leisure Products)	414		41,032
HCA Holdings, Inc.* (Health Care Providers & Services)	1,058		89,094
HCP, Inc. (Equity Real Estate Investment Trusts)	1,748		54,800
Helmerich & Payne, Inc. (Energy Equipment & Services)	414		25,105
Henry Schein, Inc.* (Health Care Providers & Services)	276		47,969
Hess Corp. (Oil, Gas & Consumable Fuels)	1,012		49,416
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	6,210		115,692
Hologic, Inc.* (Health Care Equipment & Supplies)	1,058		47,769
Honeywell International, Inc. (Industrial Conglomerates)	2,852		374,011
Hormel Foods Corp. (Food Products)	1,012		35,501
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,760		49,542
HP, Inc. (Technology Hardware, Storage & Peripherals)	6,348		119,469
Humana, Inc. (Health Care Providers & Services)	552		122,533
Huntington Bancshares, Inc. (Banks)	4,048		52,057
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	322		54,009
Illinois Tool Works, Inc. (Machinery)	1,150		158,804
Illumina, Inc.* (Life Sciences Tools & Services)	552		102,042
Incyte Corp.* (Biotechnology)	644		80,036
Ingersoll-Rand PLC (Machinery)	966		85,733
Intel Corp. (Semiconductors & Semiconductor Equipment)	17,664		638,553
Intercontinental Exchange, Inc. (Capital Markets)	2,208		132,922
International Business Machines Corp. (IT Services)	3,220		516,134
International Flavors & Fragrances, Inc. (Chemicals)	276		38,251
International Paper Co. (Containers & Packaging)	1,518		81,926
Intuit, Inc. (Software)	920		115,193
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	138		115,350
Invesco, Ltd. (Capital Markets)	1,518		50,003
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	920		31,979

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
J.B. Hunt Transport Services, Inc. (Road & Rail)	322	$28,871
Jacobs Engineering Group, Inc. (Construction & Engineering)	460	25,263
Johnson & Johnson (Pharmaceuticals)	10,166	1,255,197
Johnson Controls International PLC (Building Products)	3,496	145,329
JPMorgan Chase & Co. (Banks)	13,340	1,160,581
Juniper Networks, Inc. (Communications Equipment)	1,426	42,880
Kansas City Southern Industries, Inc. (Road & Rail)	414	37,289
Kellogg Co. (Food Products)	966	68,586
KeyCorp (Banks)	4,002	72,996
Kimberly-Clark Corp. (Household Products)	1,334	173,087
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,610	32,667
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	7,176	148,041
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	598	58,736
Kohl’s Corp. (Multiline Retail)	644	25,135
L Brands, Inc. (Specialty Retail)	920	48,585
L3 Technologies, Inc. (Aerospace & Defense)	276	47,409
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	368	51,575
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	598	86,620
Leggett & Platt, Inc. (Household Durables)	506	26,585
Lennar Corp. - Class A (Household Durables)	782	39,491
Leucadia National Corp. (Diversified Financial Services)	1,196	30,366
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	1,104	67,079
Lincoln National Corp. (Insurance)	828	54,590
LKQ Corp.* (Distributors)	1,150	35,926
Lockheed Martin Corp. (Aerospace & Defense)	920	247,894
Loews Corp. (Insurance)	1,012	47,179
Lowe’s Cos., Inc. (Specialty Retail)	3,220	273,314
LyondellBasell Industries N.V. - Class A (Chemicals)	1,242	105,272
M&T Bank Corp. (Banks)	598	92,935
Macy’s, Inc. (Multiline Retail)	1,150	33,603
Mallinckrodt PLC* (Pharmaceuticals)	414	19,425
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	3,174	47,197
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,978	100,759
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,197	112,974
Marsh & McLennan Cos., Inc. (Insurance)	1,932	143,219
Martin Marietta Materials, Inc. (Construction Materials)	230	50,644
Masco Corp. (Building Products)	1,196	44,276
MasterCard, Inc. - Class A (IT Services)	3,542	412,005
Mattel, Inc. (Leisure Products)	1,288	28,877
McCormick & Co., Inc. (Food Products)	414	41,359
McDonald’s Corp. (Hotels, Restaurants & Leisure)	3,082	431,265
McKesson Corp. (Health Care Providers & Services)	782	108,143
Mead Johnson Nutrition Co. - Class A (Food Products)	690	61,217
Medtronic PLC (Health Care Equipment & Supplies)	5,106	424,257
Merck & Co., Inc. (Pharmaceuticals)	10,258	639,381
MetLife, Inc. (Insurance)	4,048	209,727
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	92	47,235
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	598	22,323
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	828	62,580
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,864	106,917
Microsoft Corp. (Software)	28,888	1,977,671
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	414	41,073
Mohawk Industries, Inc.* (Household Durables)	230	54,002
Molson Coors Brewing Co. - Class B (Beverages)	690	66,164
Mondelez International, Inc. - Class A (Food Products)	5,704	256,851
Monsanto Co. (Chemicals)	1,656	193,106
Monster Beverage Corp.* (Beverages)	1,518	68,887
Moody’s Corp. (Capital Markets)	598	70,755
Morgan Stanley (Capital Markets)	5,382	233,417
Motorola Solutions, Inc. (Communications Equipment)	598	51,410
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	598	15,656
Mylan N.V.* (Pharmaceuticals)	1,702	63,570
National Oilwell Varco, Inc. (Energy Equipment & Services)	1,426	49,867
Navient Corp. (Consumer Finance)	1,104	16,781
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,012	40,328
Netflix, Inc.* (Internet & Direct Marketing Retail)	1,610	245,042
Newell Rubbermaid, Inc. (Household Durables)	1,794	85,645
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	736	25,480
Newmont Mining Corp. (Metals & Mining)	1,978	66,876
News Corp. - Class A (Media)	1,426	18,139
News Corp. - Class B (Media)	460	5,980
NextEra Energy, Inc. (Electric Utilities)	1,748	233,464
Nielsen Holdings PLC (Professional Services)	1,242	51,083
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	4,968	275,277
NiSource, Inc. (Multi-Utilities)	1,196	29,003
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,610	52,051
Nordstrom, Inc. (Multiline Retail)	414	19,984
Norfolk Southern Corp. (Road & Rail)	1,104	129,709
Northern Trust Corp. (Capital Markets)	782	70,380

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Northrop Grumman Corp. (Aerospace & Defense)	644	$158,398
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	1,196	20,212
Nucor Corp. (Metals & Mining)	1,196	73,351
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,208	230,294
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,852	175,512
Omnicom Group, Inc. (Media)	874	71,773
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	782	41,141
Oracle Corp. (Software)	11,224	504,631
O’Reilly Automotive, Inc.* (Specialty Retail)	322	79,904
PACCAR, Inc. (Machinery)	1,334	89,018
Parker-Hannifin Corp. (Machinery)	506	81,365
Patterson Cos., Inc. (Health Care Providers & Services)	322	14,326
Paychex, Inc. (IT Services)	1,196	70,899
PayPal Holdings, Inc.* (IT Services)	4,186	199,756
Pentair PLC (Machinery)	644	41,544
People’s United Financial, Inc. (Banks)	1,196	20,894
PepsiCo, Inc. (Beverages)	5,336	604,461
PerkinElmer, Inc. (Life Sciences Tools & Services)	414	24,596
Perrigo Co. PLC (Pharmaceuticals)	552	40,815
Pfizer, Inc. (Pharmaceuticals)	22,264	755,195
PG&E Corp. (Electric Utilities)	1,886	126,456
Philip Morris International, Inc. (Tobacco)	5,796	642,429
Phillips 66 (Oil, Gas & Consumable Fuels)	1,656	131,751
Pinnacle West Capital Corp. (Electric Utilities)	414	35,227
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	644	111,406
PNC Financial Services Group, Inc. (Banks)	1,840	220,340
PPG Industries, Inc. (Chemicals)	966	106,105
PPL Corp. (Electric Utilities)	2,530	96,418
Praxair, Inc. (Chemicals)	1,058	132,229
Principal Financial Group, Inc. (Insurance)	1,012	65,912
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,978	107,623
Prudential Financial, Inc. (Insurance)	1,610	172,318
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,886	83,078
Public Storage (Equity Real Estate Investment Trusts)	552	115,578
PulteGroup, Inc. (Household Durables)	1,058	23,985
PVH Corp. (Textiles, Apparel & Luxury Goods)	276	27,884
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	460	31,294
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	5,520	296,645
Quanta Services, Inc.* (Construction & Engineering)	552	19,563
Quest Diagnostics, Inc. (Health Care Providers & Services)	506	53,388
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	230	18,566
Range Resources Corp. (Oil, Gas & Consumable Fuels)	690	18,278
Raymond James Financial, Inc. (Capital Markets)	460	34,279
Raytheon Co. (Aerospace & Defense)	1,104	171,352
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,012	59,050
Red Hat, Inc.* (Software)	644	56,724
Regency Centers Corp. (Equity Real Estate Investment Trusts)	552	34,875
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	276	107,223
Regions Financial Corp. (Banks)	4,508	61,985
Republic Services, Inc. - Class A (Commercial Services & Supplies)	874	55,053
Reynolds American, Inc. (Tobacco)	3,082	198,789
Robert Half International, Inc. (Professional Services)	460	21,183
Rockwell Automation, Inc. (Electrical Equipment)	460	72,381
Rockwell Collins, Inc. (Aerospace & Defense)	506	52,670
Roper Technologies, Inc. (Industrial Conglomerates)	368	80,482
Ross Stores, Inc. (Specialty Retail)	1,472	95,680
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	644	68,650
Ryder System, Inc. (Road & Rail)	184	12,495
S&P Global, Inc. (Capital Markets)	966	129,628
Salesforce.com, Inc.* (Software)	2,438	209,961
SCANA Corp. (Multi-Utilities)	552	36,603
Schlumberger, Ltd. (Energy Equipment & Services)	5,198	377,323
Scripps Networks Interactive, Inc. - Class A (Media)	368	27,497
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,104	46,512
Sealed Air Corp. (Containers & Packaging)	736	32,399
Sempra Energy (Multi-Utilities)	920	103,978
Signet Jewelers, Ltd. (Specialty Retail)	276	18,172
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,196	197,651
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	690	68,821
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	368	38,614
Snap-on, Inc. (Machinery)	230	38,532
Southwest Airlines Co. (Airlines)	2,300	129,307
Stanley Black & Decker, Inc. (Machinery)	552	75,155
Staples, Inc. (Specialty Retail)	2,438	23,819
Starbucks Corp. (Hotels, Restaurants & Leisure)	5,428	326,006
State Street Corp. (Capital Markets)	1,334	111,923
Stericycle, Inc.* (Commercial Services & Supplies)	322	27,479
Stryker Corp. (Health Care Equipment & Supplies)	1,150	156,826
SunTrust Banks, Inc. (Banks)	1,840	104,530
Symantec Corp. (Software)	2,300	72,749
Synchrony Financial (Consumer Finance)	2,898	80,564
Synopsys, Inc.* (Software)	552	40,682
Sysco Corp. (Food & Staples Retailing)	1,840	97,281

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
T. Rowe Price Group, Inc. (Capital Markets)	920	$65,219
Target Corp. (Multiline Retail)	2,070	115,609
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,334	103,211
TechnipFMC PLC* (Energy Equipment & Services)	1,748	52,667
TEGNA, Inc. (Media)	782	19,925
Teradata Corp.* (IT Services)	506	14,765
Tesoro Corp. (Oil, Gas & Consumable Fuels)	460	36,667
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,726	295,025
Textron, Inc. (Aerospace & Defense)	1,012	47,220
The AES Corp. (Independent Power & Renewable Electricity Producers)	2,484	28,094
The Allstate Corp. (Insurance)	1,380	112,180
The Bank of New York Mellon Corp. (Capital Markets)	3,864	181,840
The Boeing Co. (Aerospace & Defense)	2,116	391,100
The Charles Schwab Corp. (Capital Markets)	4,554	176,923
The Clorox Co. (Household Products)	460	61,497
The Coca-Cola Co. (Beverages)	14,444	623,258
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	184	36,861
The Dow Chemical Co. (Chemicals)	4,186	262,881
The Estee Lauder Cos., Inc. - Class A (Personal Products)	828	72,152
The Gap, Inc. (Specialty Retail)	828	21,694
The Goldman Sachs Group, Inc. (Capital Markets)	1,380	308,843
The Goodyear Tire & Rubber Co. (Auto Components)	920	33,332
The Hershey Co. (Food Products)	506	54,749
The Home Depot, Inc. (Specialty Retail)	4,554	710,880
The Interpublic Group of Cos., Inc. (Media)	1,472	34,695
The JM Smucker Co. - Class A (Food Products)	414	52,462
The Kraft Heinz Co. (Food Products)	2,208	199,581
The Kroger Co. (Food & Staples Retailing)	3,450	102,293
The Macerich Co. (Equity Real Estate Investment Trusts)	460	28,718
The Mosaic Co. (Chemicals)	1,288	34,686
The NASDAQ OMX Group, Inc. (Capital Markets)	414	28,512
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	184	339,815
The Procter & Gamble Co. (Household Products)	9,568	835,574
The Progressive Corp. (Insurance)	2,162	85,875
The Sherwin-Williams Co. (Chemicals)	322	107,767
The Southern Co. (Electric Utilities)	3,726	185,555
The TJX Cos., Inc. (Specialty Retail)	2,438	191,724
The Travelers Cos., Inc. (Insurance)	1,058	128,716
The Walt Disney Co. (Media)	5,428	627,478
The Western Union Co. (IT Services)	1,794	35,629
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	3,082	94,402
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,472	243,365
Tiffany & Co. (Specialty Retail)	414	37,943
Time Warner, Inc. (Media)	2,898	287,684
Torchmark Corp. (Insurance)	414	31,758
Total System Services, Inc. (IT Services)	598	34,271
Tractor Supply Co. (Specialty Retail)	506	31,326
TransDigm Group, Inc. (Aerospace & Defense)	184	45,398
Transocean, Ltd.* (Energy Equipment & Services)	1,472	16,236
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	414	18,634
Twenty-First Century Fox, Inc. - Class A (Media)	3,956	120,816
Twenty-First Century Fox, Inc. - Class B (Media)	1,840	54,942
Tyson Foods, Inc. - Class A (Food Products)	1,058	67,987
U.S. Bancorp (Banks)	5,934	304,296
UDR, Inc. (Equity Real Estate Investment Trusts)	1,012	37,788
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	230	64,731
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	690	14,828
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	690	13,393
Union Pacific Corp. (Road & Rail)	3,036	339,910
United Continental Holdings, Inc.* (Airlines)	1,058	74,282
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	2,576	276,817
United Rentals, Inc.* (Trading Companies & Distributors)	322	35,311
United Technologies Corp. (Aerospace & Defense)	2,806	333,886
UnitedHealth Group, Inc. (Health Care Providers & Services)	3,542	619,424
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	322	38,885
Unum Group (Insurance)	874	40,492
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,242	67,850
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,702	109,966
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	368	33,392
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,334	85,389
VeriSign, Inc.* (Internet Software & Services)	322	28,632
Verisk Analytics, Inc.* - Class A (Professional Services)	598	49,520
Verizon Communications, Inc. (Diversified Telecommunication Services)	15,226	699,026
Vertex Pharmaceuticals, Inc.* (Biotechnology)	920	108,836
Viacom, Inc. - Class B (Media)	1,288	54,817
Visa, Inc. - Class A (IT Services)	6,946	633,615
Vornado Realty Trust (Equity Real Estate Investment Trusts)	644	61,979
Vulcan Materials Co. (Construction Materials)	506	61,165
W.W. Grainger, Inc. (Trading Companies & Distributors)	184	35,457

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	3,174	$274,678
Wal-Mart Stores, Inc. (Food & Staples Retailing)	5,612	421,909
Waste Management, Inc. (Commercial Services & Supplies)	1,518	110,481
Waters Corp.* (Life Sciences Tools & Services)	322	54,705
WEC Energy Group, Inc. (Multi-Utilities)	1,196	72,382
Wells Fargo & Co. (Banks)	16,836	906,450
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,334	95,301
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,058	94,236
WestRock Co. (Containers & Packaging)	920	49,275
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	2,806	95,039
Whirlpool Corp. (Household Durables)	276	51,248
Whole Foods Market, Inc. (Food & Staples Retailing)	1,196	43,499
Willis Towers Watson PLC (Insurance)	460	61,005
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	414	39,458
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	276	33,951
Xcel Energy, Inc. (Electric Utilities)	1,886	84,964
Xerox Corp. (Technology Hardware, Storage & Peripherals)	3,174	22,821
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	920	58,061
XL Group, Ltd. (Insurance)	1,012	42,352
Xylem, Inc. (Machinery)	690	35,473
Yahoo!, Inc.* (Internet Software & Services)	3,266	157,454
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,242	81,662
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	736	88,062
Zions Bancorp (Banks)	736	29,462
Zoetis, Inc. (Pharmaceuticals)	1,840	103,242
TOTAL COMMON STOCKS (Cost $45,341,177)		76,455,524

	Principal Amount	Value
Repurchase Agreements(a)(b) (25.2%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $28,000,633	$27,999,000	$27,999,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,999,000)		27,999,000

TOTAL INVESTMENT SECURITIES (Cost $73,340,177) - 94.0%		104,454,524
Net other assets (liabilities) - 6.0%		6,682,206

NET ASSETS - 100.0%		$111,136,730

†                           Number of shares is less than 0.50.

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $15,510,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	142	6/19/17	$16,899,775	$135,684

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	5/30/17	1.50%	$44,860,235	$(87,405)
SPDR S&P 500 ETF	Goldman Sachs International	5/30/17	1.25%	15,957,218	(35,435)
				$60,817,453	$(122,840)

S&P 500	UBS AG	5/30/17	1.35%	$45,962,578	$(78,265)
SPDR S&P 500 ETF	UBS AG	5/30/17	1.05%	22,087,954	(38,452)
				$68,050,532	$(116,717)

				$128,867,985	$(239,557)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$1,745,615	1.6%
Air Freight & Logistics	526,829	0.5%
Airlines	446,435	0.4%
Auto Components	145,814	0.1%
Automobiles	380,713	0.3%
Banks	4,827,852	4.4%
Beverages	1,567,600	1.4%
Biotechnology	2,165,290	1.9%
Building Products	253,729	0.2%
Capital Markets	2,152,766	1.9%
Chemicals	1,627,663	1.5%
Commercial Services & Supplies	232,448	0.2%
Communications Equipment	813,318	0.7%
Construction & Engineering	70,794	0.1%
Construction Materials	111,809	0.1%
Consumer Finance	556,821	0.5%
Containers & Packaging	239,911	0.2%
Distributors	86,721	0.1%
Diversified Consumer Services	19,386	NM
Diversified Financial Services	1,200,714	1.1%
Diversified Telecommunication Services	1,727,728	1.6%
Electric Utilities	1,525,932	1.4%
Electrical Equipment	427,705	0.4%
Electronic Equipment, Instruments & Components	304,486	0.3%
Energy Equipment & Services	764,518	0.7%
Equity Real Estate Investment Trusts	2,177,675	2.0%
Food & Staples Retailing	1,548,389	1.4%
Food Products	1,162,438	1.0%
Health Care Equipment & Supplies	2,038,483	1.8%
Health Care Providers & Services	2,037,515	1.8%
Health Care Technology	71,484	0.1%
Hotels, Restaurants & Leisure	1,273,412	1.1%
Household Durables	344,366	0.3%
Household Products	1,356,600	1.2%
Independent Power & Renewable Electricity Producers	48,306	NM
Industrial Conglomerates	1,832,365	1.6%
Insurance	2,044,786	1.8%
Internet & Direct Marketing Retail	2,026,588	1.8%
Internet Software & Services	3,692,300	3.3%
IT Services	2,943,214	2.6%
Leisure Products	69,909	0.1%
Life Sciences Tools & Services	537,783	0.5%
Machinery	1,187,642	1.1%
Media	2,471,979	2.2%
Metals & Mining	203,569	0.2%
Multiline Retail	336,910	0.3%
Multi-Utilities	814,316	0.7%
Oil, Gas & Consumable Fuels	4,072,191	3.8%
Personal Products	103,354	0.1%
Pharmaceuticals	3,828,553	3.5%
Professional Services	184,029	0.2%
Real Estate Management & Development	39,534	NM
Road & Rail	723,672	0.7%
Semiconductors & Semiconductor Equipment	2,576,824	2.3%
Software	3,619,781	3.3%
Specialty Retail	1,863,665	1.7%
Technology Hardware, Storage & Peripherals	3,254,024	2.9%
Textiles, Apparel & Luxury Goods	512,897	0.5%
Tobacco	1,362,915	1.2%
Trading Companies & Distributors	120,094	0.1%
Water Utilities	51,365	NM
Other **	34,681,206	31.2%
Total	$111,136,730	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (68.5%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	4,448	$70,412
A.O. Smith Corp. (Building Products)	6,116	329,530
Aaron’s, Inc. (Specialty Retail)	2,502	89,922
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,668	217,374
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	3,058	133,268
ACI Worldwide, Inc.* (Software)	4,726	101,562
Acxiom Corp.* (IT Services)	3,336	96,410
AECOM Technology Corp.* (Construction & Engineering)	6,394	218,740
AGCO Corp. (Machinery)	2,780	177,892
Akorn, Inc.* (Pharmaceuticals)	3,614	120,888
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,946	89,535
Align Technology, Inc.* (Health Care Equipment & Supplies)	3,058	411,668
Alleghany Corp.* (Insurance)	556	339,549
Allegheny Technologies, Inc. (Metals & Mining)	4,448	81,621
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	7,506	89,847
AMC Networks, Inc.* - Class A (Media)	2,224	132,728
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	5,560	263,488
American Eagle Outfitters, Inc. (Specialty Retail)	6,950	97,926
American Financial Group, Inc. (Insurance)	3,058	297,574
ANSYS, Inc.* (Software)	3,614	398,118
AptarGroup, Inc. (Containers & Packaging)	2,502	200,911
Aqua America, Inc. (Water Utilities)	7,228	239,175
ARRIS International PLC* (Communications Equipment)	7,784	202,306
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	3,614	254,787
Ashland Global Holdings, Inc. (Chemicals)	2,502	308,996
Aspen Insurance Holdings, Ltd. (Insurance)	2,502	130,980
Associated Banc-Corp. (Banks)	6,394	159,211
Atmos Energy Corp. (Gas Utilities)	4,448	360,377
Avis Budget Group, Inc.* (Road & Rail)	3,614	110,227
Avnet, Inc. (Electronic Equipment, Instruments & Components)	5,282	204,361
Avon Products, Inc.* (Personal Products)	18,070	87,640
BancorpSouth, Inc. (Banks)	3,614	110,046
Bank of Hawaii Corp. (Banks)	1,668	135,909
Bank of the Ozarks, Inc. (Banks)	3,892	184,753
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,668	116,260
Bemis Co., Inc. (Containers & Packaging)	3,892	174,868
Big Lots, Inc. (Multiline Retail)	1,946	98,254
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	834	182,029
Bio-Techne Corp. (Life Sciences Tools & Services)	1,668	178,609
Bioverativ, Inc.* (Biotechnology)	4,448	261,587
Black Hills Corp. (Multi-Utilities)	2,224	151,276
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,946	85,994
Broadridge Financial Solutions, Inc. (IT Services)	5,004	349,981
Brocade Communications Systems, Inc. (Communications Equipment)	16,958	213,161
Brown & Brown, Inc. (Insurance)	4,726	202,745
Brunswick Corp. (Leisure Products)	3,614	205,095
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	834	131,397
Cabela’s, Inc.* - Class A (Specialty Retail)	2,224	121,430
Cable One, Inc. (Media)	278	189,557
Cabot Corp. (Chemicals)	2,502	150,595
Cadence Design Systems, Inc.* (Software)	11,676	380,287
CalAtlantic Group, Inc. (Household Durables)	3,058	110,761
Camden Property Trust (Equity Real Estate Investment Trusts)	3,614	297,540
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	3,614	97,108
Carlisle Cos., Inc. (Industrial Conglomerates)	2,780	281,864
Carpenter Technology Corp. (Metals & Mining)	1,946	79,008
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,946	179,110
Casey’s General Stores, Inc. (Food & Staples Retailing)	1,668	186,933
Catalent, Inc.* (Pharmaceuticals)	5,282	154,657
Cathay General Bancorp, Inc. (Banks)	3,058	116,357
CDK Global, Inc. (Software)	6,116	397,601
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,946	174,556
Chemical Financial Corp. (Banks)	3,058	145,102
Chico’s FAS, Inc. (Specialty Retail)	5,282	72,997
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	556	92,741
Ciena Corp.* (Communications Equipment)	5,838	133,749
Cinemark Holdings, Inc. (Media)	4,448	192,153
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	2,780	178,893
Clean Harbors, Inc.* (Commercial Services & Supplies)	2,224	129,237
CNO Financial Group, Inc. (Insurance)	7,228	152,294
Cognex Corp. (Electronic Equipment, Instruments & Components)	3,614	308,418
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	1,112	239,747
Commerce Bancshares, Inc. (Banks)	3,614	198,589
Commercial Metals Co. (Metals & Mining)	4,726	88,093
CommVault Systems, Inc.* (Software)	1,668	84,151
Compass Minerals International, Inc. (Metals & Mining)	1,390	91,740
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,228	109,721
Convergys Corp. (IT Services)	3,892	87,609

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cooper Tire & Rubber Co. (Auto Components)	2,224	$85,179
Copart, Inc.* (Commercial Services & Supplies)	8,340	257,706
Corecivic, Inc. (Equity Real Estate Investment Trusts)	5,004	172,388
CoreLogic, Inc.* (IT Services)	3,614	154,462
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	4,170	136,526
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	17,236	146,334
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	1,112	178,131
Crane Co. (Machinery)	1,946	155,505
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	4,170	91,240
CST Brands, Inc. (Specialty Retail)	3,058	147,671
Cullen/Frost Bankers, Inc. (Banks)	2,224	209,922
Curtiss-Wright Corp. (Aerospace & Defense)	1,946	181,873
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	13,622	190,844
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	3,058	167,089
Dana Holding Corp. (Auto Components)	5,838	113,374
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	3,892	196,780
Dean Foods Co. (Food Products)	3,892	76,828
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	1,390	82,830
Deluxe Corp. (Commercial Services & Supplies)	1,946	139,937
DeVry Education Group, Inc. (Diversified Consumer Services)	2,502	94,701
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	2,780	40,088
Dick’s Sporting Goods, Inc. (Specialty Retail)	3,614	182,688
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	3,058	86,236
Dillard’s, Inc. - Class A (Multiline Retail)	1,112	61,571
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,946	352,986
Domtar Corp. (Paper & Forest Products)	2,502	99,204
Donaldson Co., Inc. (Machinery)	5,560	257,317
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	6,116	230,390
Dril-Quip, Inc.* (Energy Equipment & Services)	1,668	85,985
DST Systems, Inc. (IT Services)	1,390	171,123
Duke Realty Corp. (Equity Real Estate Investment Trusts)	14,734	408,573
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	3,892	217,407
Dycom Industries, Inc.* (Construction & Engineering)	1,390	146,867
Eagle Materials, Inc. (Construction Materials)	1,946	186,758
East West Bancorp, Inc. (Banks)	5,838	316,827
Eaton Vance Corp. (Capital Markets)	4,726	202,887
Edgewell Personal Care Co.* (Personal Products)	2,502	178,867
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,058	118,559
EMCOR Group, Inc. (Construction & Engineering)	2,502	164,481
Endo International PLC* (Pharmaceuticals)	8,340	94,826
Energen Corp.* (Oil, Gas & Consumable Fuels)	3,892	202,345
Energizer Holdings, Inc. (Household Products)	2,502	148,193
EnerSys (Electrical Equipment)	1,668	138,627
Ensco PLCADR - Class A (Energy Equipment & Services)	12,510	98,704
EPR Properties (Equity Real Estate Investment Trusts)	2,780	202,134
Esterline Technologies Corp.* (Aerospace & Defense)	1,112	101,692
Everest Re Group, Ltd. (Insurance)	1,668	419,853
F.N.B. Corp. (Banks)	13,344	190,019
FactSet Research Systems, Inc. (Capital Markets)	1,668	272,318
Fair Isaac Corp. (Software)	1,390	188,317
Federated Investors, Inc. - Class B (Capital Markets)	3,892	104,383
First American Financial Corp. (Insurance)	4,448	193,088
First Horizon National Corp. (Banks)	9,730	178,546
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,726	132,990
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	3,336	98,579
Flowers Foods, Inc. (Food Products)	7,506	147,193
Fortinet, Inc.* (Software)	6,116	238,524
Frontier Communications Corp. (Diversified Telecommunication Services)	48,650	91,462
FTI Consulting, Inc.* (Professional Services)	1,668	57,696
Fulton Financial Corp. (Banks)	7,228	133,357
GameStop Corp. - Class A (Specialty Retail)	4,170	94,617
GATX Corp. (Trading Companies & Distributors)	1,668	99,913
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	2,502	169,536
Gentex Corp. (Auto Components)	11,954	246,850
Genworth Financial, Inc.* - Class A (Insurance)	20,572	83,111
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	3,058	92,749
Graco, Inc. (Machinery)	2,224	239,858
Graham Holdings Co. - Class B (Diversified Consumer Services)	278	167,273
Granite Construction, Inc. (Construction & Engineering)	1,668	87,920
Great Plains Energy, Inc. (Electric Utilities)	8,896	263,233

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Greif, Inc. - Class A (Containers & Packaging)	1,112	$65,185
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	6,672	105,951
Halyard Health, Inc.* (Health Care Equipment & Supplies)	1,946	76,867
Hancock Holding Co. (Banks)	3,614	168,774
Hawaiian Electric Industries, Inc. (Electric Utilities)	4,448	149,097
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,726	155,013
HealthSouth Corp. (Health Care Providers & Services)	3,614	169,497
Helen of Troy, Ltd.* (Household Durables)	1,112	104,528
Herman Miller, Inc. (Commercial Services & Supplies)	2,502	82,816
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	4,170	212,170
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	2,502	189,251
HNI Corp. (Commercial Services & Supplies)	1,946	90,995
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	7,228	203,397
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	6,672	212,370
HSN, Inc. (Internet & Direct Marketing Retail)	1,390	51,291
Hubbell, Inc. (Electrical Equipment)	2,224	251,602
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	1,946	390,932
IDACORP, Inc. (Electric Utilities)	2,224	187,972
IDEX Corp. (Machinery)	3,058	320,355
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	2,224	100,080
Ingredion, Inc. (Food Products)	3,058	378,642
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,560	133,384
InterDigital, Inc. (Communications Equipment)	1,390	124,961
International Bancshares Corp. (Banks)	2,502	93,575
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	1,112	41,255
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	1,668	210,702
ITT, Inc. (Machinery)	3,614	152,258
J.C. Penney Co., Inc.* (Multiline Retail)	12,788	68,799
j2 Global, Inc. (Internet Software & Services)	1,946	175,607
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	7,506	217,824
Jack Henry & Associates, Inc. (IT Services)	3,336	323,325
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	1,390	141,738
Janus Capital Group, Inc. (Capital Markets)	5,838	79,747
JetBlue Airways Corp.* (Airlines)	13,900	303,437
John Wiley & Sons, Inc. - Class A (Media)	1,946	102,554
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,946	223,518
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	5,282	91,907
KB Home (Household Durables)	3,336	68,722
KBR, Inc. (Construction & Engineering)	5,838	82,024
Kemper Corp. (Insurance)	1,946	76,575
Kennametal, Inc. (Machinery)	3,336	138,711
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	7,228	270,544
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	4,170	294,109
Kirby Corp.* (Marine)	2,224	157,014
KLX, Inc.* (Aerospace & Defense)	2,224	105,195
Knowles Corp.* (Electronic Equipment, Instruments & Components)	3,614	64,076
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	3,336	240,426
Lamb Weston Holding, Inc. (Food Products)	5,838	243,737
Lancaster Colony Corp. (Food Products)	834	105,001
Landstar System, Inc. (Road & Rail)	1,668	142,531
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	4,726	134,975
Legg Mason, Inc. (Capital Markets)	3,614	135,091
Leidos Holdings, Inc. (IT Services)	5,838	307,429
Lennox International, Inc. (Building Products)	1,668	275,871
Liberty Property Trust (Equity Real Estate Investment Trusts)	6,116	248,126
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,946	152,547
LifePoint Health, Inc.* (Health Care Providers & Services)	1,668	103,666
Lincoln Electric Holdings, Inc. (Machinery)	2,502	222,753
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	834	128,561
LivaNova PLC* (Health Care Equipment & Supplies)	1,668	87,904
Live Nation Entertainment, Inc.* (Media)	5,560	178,810
LogMeIn, Inc. (Internet Software & Services)	2,224	251,312
Louisiana-Pacific Corp.* (Paper & Forest Products)	6,116	157,426
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	3,614	97,759
Manhattan Associates, Inc.* (Software)	2,780	129,798
ManpowerGroup, Inc. (Professional Services)	2,780	280,725
MarketAxess Holdings, Inc. (Capital Markets)	1,668	321,123
Masimo Corp.* (Health Care Equipment & Supplies)	1,946	199,932
MAXIMUS, Inc. (IT Services)	2,780	169,552
MB Financial, Inc. (Banks)	3,058	129,996
MDU Resources Group, Inc. (Multi-Utilities)	8,062	216,868

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	15,012	$196,207
MEDNAX, Inc.* (Health Care Providers & Services)	3,892	234,921
Mercury General Corp. (Insurance)	1,390	85,471
Meredith Corp. (Media)	1,390	81,385
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	4,726	221,838
Minerals Technologies, Inc. (Chemicals)	1,390	109,393
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,668	83,050
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,668	152,622
MSA Safety, Inc. (Commercial Services & Supplies)	1,390	108,212
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	1,946	174,225
MSCI, Inc. - Class A (Capital Markets)	3,614	362,557
Murphy USA, Inc.* (Specialty Retail)	1,390	96,702
Nabors Industries, Ltd. (Energy Equipment & Services)	11,954	123,604
National Fuel Gas Co. (Gas Utilities)	3,614	200,143
National Instruments Corp. (Electronic Equipment, Instruments & Components)	4,448	155,280
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	6,116	258,218
NCR Corp.* (Technology Hardware, Storage & Peripherals)	5,282	217,882
NetScout Systems, Inc.* (Communications Equipment)	3,892	146,534
NeuStar, Inc.* - Class A (IT Services)	2,224	73,837
New Jersey Resources Corp. (Gas Utilities)	3,614	145,825
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	20,294	269,707
NewMarket Corp. (Chemicals)	278	130,855
Noble Corp. PLC (Energy Equipment & Services)	10,008	48,038
Nordson Corp. (Machinery)	2,224	278,445
NorthWestern Corp. (Multi-Utilities)	1,946	116,332
NOW, Inc.* (Trading Companies & Distributors)	4,448	75,660
Nu Skin Enterprises, Inc. - Class A (Personal Products)	1,946	107,478
NuVasive, Inc.* (Health Care Equipment & Supplies)	2,224	161,262
NVR, Inc.* (Household Durables)	278	586,927
Oceaneering International, Inc. (Energy Equipment & Services)	4,170	110,046
Office Depot, Inc. (Specialty Retail)	21,406	106,388
OGE Energy Corp. (Electric Utilities)	8,340	290,065
Oil States International, Inc.* (Energy Equipment & Services)	2,224	66,164
Old Dominion Freight Line, Inc. (Road & Rail)	2,780	246,085
Old Republic International Corp. (Insurance)	10,008	206,965
Olin Corp. (Chemicals)	6,950	223,304
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	8,062	266,046
ONE Gas, Inc. (Gas Utilities)	2,224	153,078
Orbital ATK, Inc. (Aerospace & Defense)	2,502	247,698
Oshkosh Corp. (Machinery)	3,058	212,195
Owens & Minor, Inc. (Health Care Providers & Services)	2,502	86,694
Owens-Illinois, Inc.* (Containers & Packaging)	6,672	145,583
Packaging Corp. of America (Containers & Packaging)	3,892	384,451
PacWest Bancorp (Banks)	5,004	247,147
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	834	260,776
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	1,112	87,915
PAREXEL International Corp.* (Life Sciences Tools & Services)	2,224	141,958
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	6,950	150,433
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	4,448	99,279
Pitney Bowes, Inc. (Commercial Services & Supplies)	7,784	103,449
Plantronics, Inc. (Communications Equipment)	1,390	75,894
PNM Resources, Inc. (Electric Utilities)	3,336	124,266
Polaris Industries, Inc. (Leisure Products)	2,502	213,320
PolyOne Corp. (Chemicals)	3,336	130,805
Pool Corp. (Distributors)	1,668	199,526
Post Holdings, Inc.* (Food Products)	2,780	234,048
Potlatch Corp. (Equity Real Estate Investment Trusts)	1,668	75,143
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	2,224	127,680
Primerica, Inc. (Insurance)	1,946	163,075
PrivateBancorp, Inc. (Banks)	3,336	192,721
Prosperity Bancshares, Inc. (Banks)	2,780	186,816
PTC, Inc.* (Software)	4,726	255,440
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	10,008	118,194
Quality Care Properties* (Equity Real Estate Investment Trusts)	3,892	67,526
Rayonier, Inc. (Equity Real Estate Investment Trusts)	5,004	141,213
Regal Beloit Corp. (Electrical Equipment)	1,946	153,442
Reinsurance Group of America, Inc. (Insurance)	2,780	347,611
Reliance Steel & Aluminum Co. (Metals & Mining)	3,058	241,032
RenaissanceRe Holdings, Ltd. (Insurance)	1,668	237,140
ResMed, Inc. (Health Care Equipment & Supplies)	5,838	396,926
Rollins, Inc. (Commercial Services & Supplies)	3,892	151,126
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	5,282	74,318
Royal Gold, Inc. (Metals & Mining)	2,780	196,490
RPM International, Inc. (Chemicals)	5,560	292,234

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sabre Corp. (IT Services)	8,618	$201,747
Sally Beauty Holdings, Inc.* (Specialty Retail)	5,838	111,039
Science Applications International Corp. (IT Services)	1,946	142,039
SEI Investments Co. (Capital Markets)	5,560	281,948
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	9,730	209,390
Sensient Technologies Corp. (Chemicals)	1,946	159,183
Service Corp. International (Diversified Consumer Services)	7,784	250,799
Signature Bank* (Banks)	2,224	307,912
Silgan Holdings, Inc. (Containers & Packaging)	1,668	101,114
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,668	118,678
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	5,560	140,390
SLM Corp.* (Consumer Finance)	17,792	223,112
SM Energy Co. (Oil, Gas & Consumable Fuels)	4,170	94,200
Snyder’s-Lance, Inc. (Food Products)	3,614	127,430
Sonoco Products Co. (Containers & Packaging)	4,170	218,133
Sotheby’s* - Class A (Diversified Consumer Services)	1,946	92,163
Southwest Gas Corp. (Gas Utilities)	1,946	162,997
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	20,850	156,584
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	5,282	117,841
Steel Dynamics, Inc. (Metals & Mining)	10,008	361,688
STERIS PLC (Health Care Equipment & Supplies)	3,614	266,713
Stifel Financial Corp.* (Capital Markets)	2,780	135,859
Superior Energy Services, Inc.* (Energy Equipment & Services)	6,394	77,240
SVB Financial Group* (Banks)	2,224	391,290
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,390	76,130
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	1,112	120,574
Synovus Financial Corp. (Banks)	5,004	209,166
Take-Two Interactive Software, Inc.* (Software)	4,170	262,085
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	3,892	121,391
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	2,502	156,500
TCF Financial Corp. (Banks)	6,950	114,745
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	1,390	132,954
Teledyne Technologies, Inc.* (Aerospace & Defense)	1,390	187,414
Teleflex, Inc. (Health Care Equipment & Supplies)	1,946	402,608
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	3,892	106,874
Tempur Sealy International, Inc.* (Household Durables)	1,946	91,365
Tenet Healthcare Corp.* (Health Care Providers & Services)	3,336	52,275
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	8,340	294,153
Terex Corp. (Machinery)	4,448	155,591
Texas Capital Bancshares, Inc.* (Banks)	1,946	148,091
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	2,780	130,326
The Boston Beer Co., Inc.* - Class A (Beverages)	278	40,129
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,946	124,855
The Chemours Co. (Chemicals)	7,506	302,416
The Dun & Bradstreet Corp. (Professional Services)	1,668	182,829
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	4,726	157,470
The Hain Celestial Group, Inc.* (Food Products)	4,170	154,248
The Hanover Insurance Group, Inc. (Insurance)	1,668	147,234
The Michaels Cos., Inc.* (Specialty Retail)	4,726	110,399
The New York Times Co. - Class A (Media)	5,004	72,308
The Scotts Miracle-Gro Co. - Class A (Chemicals)	1,946	187,984
The Timken Co. (Machinery)	2,780	134,135
The Toro Co. (Machinery)	4,448	288,764
The Ultimate Software Group, Inc.* (Software)	1,112	225,369
The Valspar Corp. (Chemicals)	3,058	343,841
The Wendy’s Co. (Hotels, Restaurants & Leisure)	8,062	118,834
Thor Industries, Inc. (Automobiles)	1,946	187,166
Time, Inc. (Media)	4,170	63,384
Toll Brothers, Inc. (Household Durables)	6,116	220,115
Tootsie Roll Industries, Inc. (Food Products)	834	31,150
TreeHouse Foods, Inc.* (Food Products)	2,224	194,822
TRI Pointe Group, Inc.* (Household Durables)	6,116	76,144
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	10,564	374,282
Trinity Industries, Inc. (Machinery)	6,394	171,999
Trustmark Corp. (Banks)	2,780	92,352
Tupperware Brands Corp. (Household Durables)	2,224	159,705
Tyler Technologies, Inc.* (Software)	1,390	227,390
UGI Corp. (Gas Utilities)	7,228	362,557
UMB Financial Corp. (Banks)	1,946	141,066
Umpqua Holdings Corp. (Banks)	9,174	162,105
United Bankshares, Inc. (Banks)	4,448	177,475
United Natural Foods, Inc.* (Food & Staples Retailing)	2,224	92,363
United States Steel Corp. (Metals & Mining)	7,228	161,329

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
United Therapeutics Corp.* (Biotechnology)	1,946	$244,612
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	6,394	175,579
Urban Edge Properties (Equity Real Estate Investment Trusts)	3,892	99,246
Urban Outfitters, Inc.* (Specialty Retail)	3,614	82,688
Valley National Bancorp (Banks)	10,842	127,502
Valmont Industries, Inc. (Construction & Engineering)	834	127,060
VCA, Inc.* (Health Care Providers & Services)	3,336	305,477
Vectren Corp. (Multi-Utilities)	3,336	198,225
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	4,726	87,620
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,448	142,425
ViaSat, Inc.* (Communications Equipment)	2,224	142,403
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	5,560	90,906
W.R. Berkley Corp. (Insurance)	3,892	264,578
Wabtec Corp. (Machinery)	3,614	303,178
Washington Federal, Inc. (Thrifts & Mortgage Finance)	3,614	121,792
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	7,784	68,499
Watsco, Inc. (Trading Companies & Distributors)	1,390	192,933
WebMD Health Corp.* (Internet Software & Services)	1,668	90,456
Webster Financial Corp. (Banks)	3,892	197,753
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	5,004	163,981
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,946	298,536
Werner Enterprises, Inc. (Road & Rail)	1,946	53,126
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	3,058	281,428
Westar Energy, Inc. (Electric Utilities)	5,838	303,751
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	3,336	115,059
WEX, Inc.* (IT Services)	1,668	169,235
WGL Holdings, Inc. (Gas Utilities)	2,224	183,391
Williams-Sonoma, Inc. (Specialty Retail)	3,336	180,311
Wintrust Financial Corp. (Banks)	2,224	157,593
Woodward, Inc. (Machinery)	2,224	150,498
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,780	102,387
Worthington Industries, Inc. (Metals & Mining)	1,946	84,651
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	16,402	195,676
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	2,224	209,656
TOTAL COMMON STOCKS (Cost $51,803,979)		69,202,366

	Principal Amount	Value
Repurchase Agreements(a)(b) (28.9%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $29,256,706	$29,255,000	$29,255,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,255,000)		29,255,000

TOTAL INVESTMENT SECURITIES (Cost $81,058,979) - 97.4%		98,457,366
Net other assets (liabilities) - 2.6%		2,626,939

NET ASSETS - 100.0%		$101,084,305

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $15,446,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	15	6/19/17	$2,594,550	$30,195

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	5/30/17	1.40%	$44,536,533	$(429,186)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	5/30/17	1.15%	24,343,540	(249,688)
				$68,880,073	$(678,874)

S&P MidCap 400	UBS AG	5/30/17	1.40%	$50,583,190	$(467,774)
SPDR S&P MidCap 400 ETF	UBS AG	5/30/17	1.25%	10,880,269	(81,212)
				$61,463,459	$(548,986)

				$130,343,532	$(1,227,860)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraMid-Cap ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$1,214,804	1.2%
Airlines	303,437	0.3%
Auto Components	445,403	0.4%
Automobiles	187,166	0.2%
Banks	5,324,717	5.2%
Beverages	40,129	NM
Biotechnology	506,199	0.5%
Building Products	605,401	0.6%
Capital Markets	1,895,913	1.9%
Chemicals	2,339,606	2.3%
Commercial Services & Supplies	1,063,478	1.1%
Communications Equipment	1,039,008	1.0%
Construction & Engineering	827,092	0.8%
Construction Materials	186,758	0.2%
Consumer Finance	223,112	0.2%
Containers & Packaging	1,290,245	1.3%
Distributors	199,526	0.2%
Diversified Consumer Services	604,936	0.6%
Diversified Telecommunication Services	91,462	0.1%
Electric Utilities	1,318,384	1.3%
Electrical Equipment	543,671	0.5%
Electronic Equipment, Instruments & Components	3,186,553	3.2%
Energy Equipment & Services	874,620	0.9%
Equity Real Estate Investment Trusts	6,473,803	6.4%
Food & Staples Retailing	397,137	0.4%
Food Products	1,693,098	1.7%
Gas Utilities	1,568,368	1.6%
Health Care Equipment & Supplies	2,784,682	2.8%
Health Care Providers & Services	1,467,384	1.5%
Health Care Technology	89,847	0.1%
Hotels, Restaurants & Leisure	1,964,354	1.9%
Household Durables	1,418,267	1.4%
Household Products	148,193	0.1%
Industrial Conglomerates	281,864	0.3%
Insurance	3,347,843	3.2%
Internet & Direct Marketing Retail	51,291	0.1%
Internet Software & Services	517,375	0.5%
IT Services	2,246,749	2.2%
Leisure Products	418,415	0.4%
Life Sciences Tools & Services	777,232	0.8%
Machinery	3,359,455	3.2%
Marine	157,014	0.2%
Media	1,012,879	1.0%
Metals & Mining	1,385,652	1.4%
Multiline Retail	228,624	0.2%
Multi-Utilities	682,701	0.7%
Oil, Gas & Consumable Fuels	1,502,793	1.5%
Paper & Forest Products	256,630	0.3%
Personal Products	373,985	0.4%
Pharmaceuticals	498,051	0.5%
Professional Services	521,250	0.5%
Real Estate Management & Development	313,053	0.3%
Road & Rail	721,505	0.7%
Semiconductors & Semiconductor Equipment	1,698,786	1.7%
Software	2,888,642	2.9%
Specialty Retail	1,494,778	1.5%
Technology Hardware, Storage & Peripherals	374,530	0.4%
Textiles, Apparel & Luxury Goods	494,237	0.5%
Thrifts & Mortgage Finance	391,499	0.4%
Trading Companies & Distributors	542,731	0.5%
Water Utilities	239,175	0.2%
Wireless Telecommunication Services	106,874	0.1%
Other **	31,881,939	31.5%
Total	$101,084,305	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (28.1%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	750	$8,063
2U, Inc.* (Internet Software & Services)	625	28,375
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,750	27,703
8x8, Inc.* (Software)	1,500	21,825
A. Schulman, Inc. (Chemicals)	500	15,825
A10 Networks, Inc.* (Software)	1,125	9,113
AAON, Inc. (Building Products)	625	22,906
AAR Corp. (Aerospace & Defense)	625	22,494
Aaron’s, Inc. (Specialty Retail)	1,125	40,432
Abercrombie & Fitch Co. - Class A (Specialty Retail)	1,125	13,489
ABM Industries, Inc. (Commercial Services & Supplies)	875	37,791
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	4,375	8,181
Acacia Research Corp.* (Professional Services)	1,375	7,494
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,125	32,715
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	500	13,650
Acceleron Pharma, Inc.* (Biotechnology)	500	16,510
ACCO Brands Corp.* (Commercial Services & Supplies)	1,750	24,938
Accuray, Inc.* (Health Care Equipment & Supplies)	1,750	7,963
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,625	4,225
Aceto Corp. (Health Care Providers & Services)	500	7,925
Achillion Pharmaceuticals, Inc.* (Biotechnology)	2,000	6,820
ACI Worldwide, Inc.* (Software)	1,750	37,608
Acorda Therapeutics, Inc.* (Biotechnology)	750	12,113
Actua Corp.* (Internet Software & Services)	875	12,250
Actuant Corp. - Class A (Machinery)	1,000	27,300
Acxiom Corp.* (IT Services)	1,250	36,125
ADTRAN, Inc. (Communications Equipment)	875	17,500
Aduro Biotech, Inc.* (Biotechnology)	750	7,238
Advanced Drainage Systems, Inc. (Building Products)	625	14,406
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	625	46,125
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	9,875	131,337
Advaxis, Inc.* (Biotechnology)	875	7,490
Adverum Biotechnologies, Inc.* (Biotechnology)	1,250	3,563
Aegion Corp.* (Construction & Engineering)	625	14,263
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	500	22,025
Aerohive Networks, Inc.* (Communications Equipment)	750	2,903
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,000	22,410
Aevi Genomic Medicine, Inc.* (Biotechnology)	875	1,400
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	625	11,844
Agenus, Inc.* (Biotechnology)	1,750	6,283
Agree Realty Corp. (Equity Real Estate Investment Trusts)	375	18,180
AgroFresh Solutions, Inc.* (Chemicals)	875	4,909
Aimmune Therapeutics, Inc.* (Biotechnology)	625	12,150
Air Transport Services Group, Inc.* (Air Freight & Logistics)	1,000	18,390
Aircastle, Ltd. (Trading Companies & Distributors)	875	20,668
AK Steel Holding Corp.* (Metals & Mining)	4,000	25,360
Akebia Therapeutics, Inc.* (Biotechnology)	875	11,533
Albany International Corp. - Class A (Machinery)	500	24,375
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	625	10,006
Alder Biopharmaceuticals, Inc.* (Biotechnology)	750	15,038
Alexander & Baldwin, Inc. (Real Estate Management & Development)	750	34,507
Allegheny Technologies, Inc. (Metals & Mining)	1,750	32,113
ALLETE, Inc. (Electric Utilities)	750	52,433
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	875	10,579
Altisource Residential Corp. (Mortgage Real Estate Investment Trusts)	1,125	16,178
Altra Industrial Motion Corp. (Machinery)	500	22,075
AMAG Pharmaceuticals, Inc.* (Biotechnology)	625	15,250
Ambac Financial Group, Inc.* (Insurance)	875	17,001
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	500	28,110
Amedisys, Inc.* (Health Care Providers & Services)	500	27,100
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	625	26,769
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,250	21,988
American Eagle Outfitters, Inc. (Specialty Retail)	2,625	36,985
American Equity Investment Life Holding Co. (Insurance)	1,375	32,615
American Outdoor Brands Corp.* (Leisure Products)	875	19,382
American Software, Inc. - Class A (Software)	625	6,856
American States Water Co. (Water Utilities)	625	27,825
American Vanguard Corp. (Chemicals)	625	10,469
Ameris Bancorp (Banks)	625	29,438
Amicus Therapeutics, Inc.* (Biotechnology)	2,375	18,240
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,875	22,088
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	750	30,638

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	750	$11,325
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	1,500	839
Amplify Snack Brands, Inc.* (Food Products)	625	5,625
Anavex Life Sciences Corp.* (Biotechnology)	1,125	6,334
Angie’s List, Inc.* (Internet Software & Services)	1,000	5,880
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	625	9,700
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	500	40,775
Anthera Pharmaceuticals, Inc.* (Biotechnology)	1,500	495
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	2,000	11,720
Apogee Enterprises, Inc. (Building Products)	500	27,250
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	1,000	19,290
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	625	39,999
Aptevo Therapeutics, Inc.* (Biotechnology)	250	500
Aratana Therapeutics, Inc.* (Pharmaceuticals)	1,000	6,200
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	1,375	5,060
ArcBest Corp. (Road & Rail)	500	13,225
Archrock, Inc. (Energy Equipment & Services)	1,375	16,225
Ardelyx, Inc.* (Biotechnology)	750	10,050
Arena Pharmaceuticals, Inc.* (Biotechnology)	5,125	6,868
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	625	8,644
Argo Group International Holdings, Ltd. (Insurance)	500	32,975
Arlington Asset Investment Corp. - Class A (Capital Markets)	500	7,280
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	625	8,913
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	625	15,044
Armstrong Flooring, Inc.* (Building Products)	500	9,595
Array BioPharma, Inc.* (Biotechnology)	3,000	26,010
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,375	2,131
Ascena Retail Group, Inc.* (Specialty Retail)	2,875	11,241
Ashford Hospitality Prime, Inc. (Equity Real Estate Investment Trusts)	625	6,619
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	1,625	10,156
Aspen Technology, Inc.* (Software)	1,250	76,862
Asterias Biotherapeutics, Inc.* (Biotechnology)	1,375	5,088
Astoria Financial Corp. (Thrifts & Mortgage Finance)	1,500	30,585
Atara Biotherapeutics, Inc.* (Biotechnology)	500	8,550
Athersys, Inc.* (Biotechnology)	2,625	3,885
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	3,000	7,500
Atlantica Yield PLC (Independent Power & Renewable Electricity Producers)	1,000	20,840
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	375	21,750
AtriCure, Inc.* (Health Care Equipment & Supplies)	625	12,813
Atwood Oceanics, Inc.* (Energy Equipment & Services)	1,125	8,809
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	1,000	5,605
Avista Corp. (Multi-Utilities)	1,000	40,340
Avon Products, Inc.* (Personal Products)	7,000	33,950
AVX Corp. (Electronic Equipment, Instruments & Components)	875	14,796
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	625	12,031
AxoGen, Inc.* (Health Care Equipment & Supplies)	750	9,150
Axon Enterprise, Inc.* (Aerospace & Defense)	875	21,508
Axovant Sciences, Ltd.* (Biotechnology)	625	15,150
AZZ, Inc. (Electrical Equipment)	375	22,144
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	1,000	23,890
B&G Foods, Inc. - Class A (Food Products)	1,000	42,000
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	750	7,028
Balchem Corp. (Chemicals)	500	40,580
Banc of California, Inc. (Banks)	875	18,988
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	500	14,340
BancorpSouth, Inc. (Banks)	1,375	41,869
Bank Mutual Corp. (Thrifts & Mortgage Finance)	1,000	9,200
Bank of the Ozarks, Inc. (Banks)	1,250	59,337
Bankrate, Inc.* (Internet Software & Services)	1,000	10,600
Banner Corp. (Banks)	500	27,600
Barnes & Noble Education, Inc.* (Specialty Retail)	875	9,109
Barnes & Noble, Inc. (Specialty Retail)	1,125	9,619
Barnes Group, Inc. (Machinery)	750	41,227
Barracuda Networks, Inc.* (Software)	500	10,165
Bazaarvoice, Inc.* (Internet Software & Services)	2,000	9,400
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	875	43,373
Beazer Homes USA, Inc.* (Household Durables)	875	10,859

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Belden, Inc. (Electronic Equipment, Instruments & Components)	625	$43,563
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	1,500	18,600
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	875	27,738
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	1,250	20,000
Berkshire Hills Bancorp, Inc. (Banks)	500	18,750
BGC Partners, Inc. - Class A (Capital Markets)	3,375	38,408
Big Lots, Inc. (Multiline Retail)	750	37,868
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	1,125	4,320
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	2,125	13,473
Bio-Path Holdings, Inc.* (Pharmaceuticals)	2,500	1,577
BioScrip, Inc.* (Health Care Providers & Services)	2,000	3,040
Biostage, Inc.* (Biotechnology)	1	—	§
BioTelemetry, Inc.* (Health Care Providers & Services)	625	20,563
BioTime, Inc.* (Biotechnology)	2,125	7,225
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	375	16,913
Black Hills Corp. (Multi-Utilities)	750	51,015
Blackbaud, Inc. (Software)	750	60,307
Blackhawk Network Holdings, Inc.* (IT Services)	875	35,394
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,750	37,958
Blucora, Inc.* (Internet Software & Services)	875	16,144
Blue Hills Bancorp, Inc. (Banks)	500	9,050
Bluebird Bio, Inc.* (Biotechnology)	625	55,593
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	1,000	23,300
BNC Bancorp (Banks)	625	20,906
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	875	12,504
Boise Cascade Co.* (Paper & Forest Products)	750	22,875
Boston Private Financial Holdings, Inc. (Banks)	1,375	21,450
Bottomline Technologies, Inc.* (Software)	750	17,475
Box, Inc.* - Class A (Internet Software & Services)	1,000	17,240
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	1,375	31,185
Brady Corp. - Class A (Commercial Services & Supplies)	750	29,213
Briggs & Stratton Corp. (Machinery)	750	18,743
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	625	47,575
Brightcove, Inc.* (Internet Software & Services)	750	6,525
Bristow Group, Inc. (Energy Equipment & Services)	750	10,028
BroadSoft, Inc.* (Software)	500	19,200
Brookline Bancorp, Inc. (Banks)	1,250	18,188
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,250	31,575
Builders FirstSource, Inc.* (Building Products)	1,500	24,015
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	375	29,381
CACI International, Inc.* - Class A (IT Services)	375	44,250
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	1,000	17,450
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,125	12,488
Caesarstone, Ltd.* (Building Products)	375	14,888
CalAmp Corp.* (Communications Equipment)	750	13,455
Caleres, Inc. (Specialty Retail)	750	21,615
Calgon Carbon Corp. (Chemicals)	875	12,731
California Resources Corp.* (Oil, Gas & Consumable Fuels)	625	7,313
California Water Service Group (Water Utilities)	750	26,775
Calix, Inc.* (Communications Equipment)	1,000	6,700
Callaway Golf Co. (Leisure Products)	1,625	19,256
Callidus Software, Inc.* (Software)	1,000	21,050
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	2,000	23,680
Cal-Maine Foods, Inc.* (Food Products)	500	18,875
Cambrex Corp.* (Life Sciences Tools & Services)	500	29,675
Cantel Medical Corp. (Health Care Equipment & Supplies)	500	37,205
Capital Senior Living Corp.* (Health Care Providers & Services)	625	8,731
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	2,000	29,260
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	1,625	18,103
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	625	18,669
Cardtronics PLC* - Class A (IT Services)	750	31,185
Career Education Corp.* (Diversified Consumer Services)	1,500	15,225
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,000	17,020
Carpenter Technology Corp. (Metals & Mining)	750	30,450
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	875	22,006
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	750	10,500
Cascade Bancorp* (Banks)	1,000	7,480
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	875	13,169
Castlight Health, Inc.* - Class B (Health Care Technology)	1,250	4,813
Catalent, Inc.* (Pharmaceuticals)	1,500	43,919
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	750	8,783

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cathay General Bancorp, Inc. (Banks)	1,125	$42,806
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	1,000	68,849
CBIZ, Inc.* (Professional Services)	1,000	15,750
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	2,750	25,438
CECO Environmental Corp. (Commercial Services & Supplies)	750	8,468
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,625	8,743
Celadon Group, Inc. (Road & Rail)	625	2,469
Celldex Therapeutics, Inc.* (Biotechnology)	2,000	6,660
Cempra, Inc.* (Pharmaceuticals)	750	3,225
CenterState Banks, Inc. (Banks)	875	22,076
Central European Media Enterprises, Ltd.* - Class A (Media)	2,375	9,738
Central Garden & Pet Co.* - Class A (Household Products)	625	22,019
Central Pacific Financial Corp. (Banks)	500	15,640
Century Aluminum Co.* (Metals & Mining)	1,125	15,345
Cerus Corp.* (Health Care Equipment & Supplies)	1,875	8,156
ChannelAdvisor Corp.* (Internet Software & Services)	500	5,900
Chart Industries, Inc.* (Machinery)	500	18,255
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	625	12,100
Chegg, Inc.* (Diversified Consumer Services)	1,750	15,768
Chemical Financial Corp. (Banks)	1,000	47,450
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	1,000	23,310
Chico’s FAS, Inc. (Specialty Retail)	2,125	29,368
Chimerix, Inc.* (Biotechnology)	1,375	8,223
ChromaDex Corp.* (Life Sciences Tools & Services)	1,375	4,276
Ciena Corp.* (Communications Equipment)	2,125	48,684
Cimpress N.V.* (Internet Software & Services)	375	30,780
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	750	14,138
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,000	64,350
Citizens, Inc.* (Insurance)	1,000	7,050
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	2,125	5,185
Cliffs Natural Resources, Inc.* (Metals & Mining)	3,125	21,000
Clovis Oncology, Inc.* (Biotechnology)	625	36,180
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	1,125	15,131
CNO Financial Group, Inc. (Insurance)	2,750	57,942
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,375	2,884
CoBiz Financial, Inc. (Banks)	750	12,323
Codexis, Inc.* (Chemicals)	1,125	4,950
Coeur Mining, Inc.* (Metals & Mining)	2,500	22,650
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	625	28,124
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	375	80,849
Coherus Biosciences, Inc.* (Biotechnology)	625	12,000
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	625	11,706
Colony Starwood Homes (Equity Real Estate Investment Trusts)	1,000	34,570
Columbia Banking System, Inc. (Banks)	875	34,571
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	375	21,233
Comfort Systems USA, Inc. (Construction & Engineering)	625	22,938
Commercial Metals Co. (Metals & Mining)	1,750	32,620
Community Bank System, Inc. (Banks)	625	34,969
Community Health Systems, Inc.* (Health Care Providers & Services)	1,750	15,068
CommVault Systems, Inc.* (Software)	625	31,531
ConforMIS, Inc.* (Health Care Equipment & Supplies)	1,000	5,620
CONMED Corp. (Health Care Equipment & Supplies)	500	24,580
ConnectOne Bancorp, Inc. (Banks)	625	13,875
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	875	20,711
Continental Building Products, Inc.* (Building Products)	625	15,219
Convergys Corp. (IT Services)	1,375	30,951
Cooper Tire & Rubber Co. (Auto Components)	875	33,513
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,625	15,503
Core-Mark Holding Co., Inc. (Distributors)	750	26,265
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	500	48,924
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	2,875	3,623
Cornerstone OnDemand, Inc.* (Internet Software & Services)	750	29,460
Costamare, Inc. (Marine)	625	4,213
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,250	27,593
Cowen Group, Inc.* - Class A (Capital Markets)	500	7,950
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	625	11,188
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,250	7,788
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	625	8,731
CryoLife, Inc.* (Health Care Equipment & Supplies)	750	13,613
CSG Systems International, Inc. (IT Services)	500	18,755
CTS Corp. (Electronic Equipment, Instruments & Components)	625	13,813
Cubic Corp. (Aerospace & Defense)	375	19,463
Curis, Inc.* (Biotechnology)	3,500	8,470

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Curtiss-Wright Corp. (Aerospace & Defense)	625	$58,412
Customers Bancorp, Inc.* (Banks)	500	15,465
CVB Financial Corp. (Banks)	1,625	35,003
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	2,500	21,325
Cytokinetics, Inc.* (Biotechnology)	875	14,350
CytRx Corp.* (Biotechnology)	2,250	1,145
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	1,000	9,460
Dana Holding Corp. (Auto Components)	2,375	46,123
Darling Ingredients, Inc.* (Food Products)	2,500	37,825
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	625	40,006
Dean Foods Co. (Food Products)	1,500	29,610
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	500	29,795
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	500	8,600
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	625	8,219
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,125	27,079
Deluxe Corp. (Commercial Services & Supplies)	750	53,932
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	5,625	12,488
Denny’s Corp.* (Hotels, Restaurants & Leisure)	1,375	17,463
Depomed, Inc.* (Pharmaceuticals)	1,000	11,990
Destination XL Group, Inc.* (Specialty Retail)	1,125	2,869
DeVry Education Group, Inc. (Diversified Consumer Services)	1,000	37,850
DHI Group, Inc.* (Internet Software & Services)	1,125	4,331
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,875	8,981
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	3,125	34,406
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,000	28,200
Digi International, Inc.* (Communications Equipment)	625	7,750
DigitalGlobe, Inc.* (Aerospace & Defense)	1,000	32,200
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	625	12,156
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	750	17,543
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	750	11,700
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	750	6,818
Dorman Products, Inc.* (Auto Components)	375	31,181
Douglas Dynamics, Inc. (Machinery)	375	11,963
DSW, Inc. - Class A (Specialty Retail)	1,125	23,198
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	1,125	57,993
Durect Corp.* (Pharmaceuticals)	4,250	3,729
Dycom Industries, Inc.* (Construction & Engineering)	500	52,829
Dynavax Technologies Corp.* (Biotechnology)	750	4,163
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	1,875	12,038
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,125	7,785
Eagle Bancorp, Inc.* (Banks)	500	29,950
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	500	10,060
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	500	39,125
Ebix, Inc. (Software)	375	23,138
Echo Global Logistics, Inc.* (Air Freight & Logistics)	500	9,375
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	1,375	2,764
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,000	38,770
Egalet Corp.* (Pharmaceuticals)	875	3,343
El Paso Electric Co. (Electric Utilities)	625	32,250
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	625	11,953
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	875	6,108
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	750	34,334
Ellie Mae, Inc.* (Software)	500	50,879
EMCOR Group, Inc. (Construction & Engineering)	875	57,522
EMCORE Corp. (Communications Equipment)	875	7,875
Emergent BioSolutions, Inc.* (Biotechnology)	500	14,955
Employers Holdings, Inc. (Insurance)	500	20,000
Encore Capital Group, Inc.* (Consumer Finance)	500	16,675
Endocyte, Inc.* (Pharmaceuticals)	1,375	3,163
Endologix, Inc.* (Health Care Equipment & Supplies)	1,375	10,299
Endurance International Group Holdings, Inc.* (Internet Software & Services)	1,125	8,550
Energy Recovery, Inc.* (Machinery)	875	7,385
EnerNOC, Inc.* (Software)	875	4,944
EnerSys (Electrical Equipment)	625	51,943
Ennis, Inc. (Commercial Services & Supplies)	500	8,800
Enova International, Inc.* (Consumer Finance)	750	10,650
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	2,250	55,800
Entercom Communications Corp. - Class A (Media)	625	7,906
Entravision Communications Corp. - Class A (Media)	1,375	8,525
Envestnet, Inc.* (Internet Software & Services)	625	21,750

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	1,125	$9,900
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	1,000	4,520
EPAM Systems, Inc.* (IT Services)	750	57,749
Epizyme, Inc.* (Biotechnology)	875	15,794
Eros International PLC* (Media)	625	6,219
ESCO Technologies, Inc. (Machinery)	375	22,069
Essendant, Inc. (Commercial Services & Supplies)	625	10,438
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	1,250	46,262
Esterline Technologies Corp.* (Aerospace & Defense)	500	45,724
Ethan Allen Interiors, Inc. (Household Durables)	500	14,900
Etsy, Inc.* (Internet & Direct Marketing Retail)	1,750	18,830
EverBank Financial Corp. (Thrifts & Mortgage Finance)	1,625	31,688
Evercore Partners, Inc. - Class A (Capital Markets)	625	46,093
EVERTEC, Inc. (IT Services)	1,125	17,831
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	875	7,000
Exact Sciences Corp.* (Biotechnology)	1,625	48,765
Exar Corp.* (Semiconductors & Semiconductor Equipment)	1,000	13,010
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	4,250	2,083
Exelixis, Inc.* (Biotechnology)	3,625	81,199
ExlService Holdings, Inc.* (IT Services)	500	23,855
Exponent, Inc. (Professional Services)	375	22,931
Express, Inc.* (Specialty Retail)	1,250	10,788
Exterran Corp.* (Energy Equipment & Services)	750	20,528
Extreme Networks, Inc.* (Communications Equipment)	2,250	17,584
EZCORP, Inc.* - Class A (Consumer Finance)	1,125	10,181
F.N.B. Corp. (Banks)	3,250	46,280
Fabrinet* (Electronic Equipment, Instruments & Components)	625	21,669
Fair Isaac Corp. (Software)	500	67,739
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	1,375	7,095
Farmers National Banc Corp. (Banks)	625	8,938
FCB Financial Holdings, Inc.* - Class A (Banks)	500	23,625
Federal Signal Corp. (Machinery)	1,125	17,561
FelCor Lodging Trust, Inc. (Equity Real Estate Investment Trusts)	2,375	18,406
Ferro Corp.* (Chemicals)	1,375	24,640
Ferroglobe PLC (Metals & Mining)	1,250	12,063
FibroGen, Inc.* (Biotechnology)	875	24,500
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	500	12,175
Financial Engines, Inc. (Capital Markets)	875	37,188
Finisar Corp.* (Communications Equipment)	1,750	39,970
First BanCorp.* (Banks)	2,375	13,965
First Busey Corp. (Banks)	625	18,719
First Commonwealth Financial Corp. (Banks)	1,625	20,979
First Financial Bancorp (Banks)	1,000	27,650
First Financial Bankshares, Inc. (Banks)	1,000	39,950
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,750	49,244
First Merchants Corp. (Banks)	750	31,035
First Midwest Bancorp, Inc. (Banks)	1,250	28,388
First Potomac Realty Trust (Equity Real Estate Investment Trusts)	1,125	12,375
FirstCash, Inc. (Consumer Finance)	500	25,975
Five Below, Inc.* (Specialty Retail)	875	42,979
Five Prime Therapeutics, Inc.* (Biotechnology)	500	17,430
Five9, Inc.* (Internet Software & Services)	750	13,684
Flotek Industries, Inc.* (Chemicals)	1,000	12,010
Fluidigm Corp.* (Life Sciences Tools & Services)	750	3,705
Flushing Financial Corp. (Banks)	500	14,740
FNFV Group* (Diversified Financial Services)	1,250	17,124
Forestar Group, Inc.* (Real Estate Management & Development)	750	10,613
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,125	12,488
Fortress Biotech, Inc.* (Biotechnology)	1,625	5,915
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	1,000	16,900
Forward Air Corp. (Air Freight & Logistics)	500	26,585
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	750	12,938
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,000	23,330
Fox Factory Holding Corp.* (Auto Components)	500	15,025
Francesca’s Holdings Corp.* (Specialty Retail)	875	13,808
Franklin Electric Co., Inc. (Machinery)	750	30,825
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	1,625	19,711
Fred’s, Inc. - Class A (Multiline Retail)	750	11,040
Fresh Del Monte Produce, Inc. (Food Products)	500	30,650
Freshpet, Inc.* (Food Products)	625	7,344
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	1,250	8,313
FTI Consulting, Inc.* (Professional Services)	625	21,619
FuelCell Energy, Inc.* (Electrical Equipment)	875	1,006
Fulton Financial Corp. (Banks)	2,625	48,431
FutureFuel Corp. (Chemicals)	625	9,663

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
GAIN Capital Holdings, Inc. (Capital Markets)	1,000	$7,090
Galena Biopharma, Inc.* (Biotechnology)	250	148
Gannett Co., Inc. (Media)	1,875	15,675
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	875	12,250
GATX Corp. (Trading Companies & Distributors)	625	37,438
GCP Applied Technologies, Inc.* (Chemicals)	1,125	37,013
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	1,000	5,370
Generac Holdings, Inc.* (Electrical Equipment)	1,000	35,169
General Cable Corp. (Electrical Equipment)	875	15,750
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	625	23,399
Genesis Healthcare, Inc.* (Health Care Providers & Services)	2,250	5,445
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	875	11,218
Gentherm, Inc.* (Auto Components)	625	23,219
Genworth Financial, Inc.* - Class A (Insurance)	8,125	32,825
Geron Corp.* (Biotechnology)	3,250	8,320
Getty Realty Corp. (Equity Real Estate Investment Trusts)	500	12,800
Gibraltar Industries, Inc.* (Building Products)	500	19,625
Gigamon, Inc.* (Software)	500	15,850
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	625	14,813
Glacier Bancorp, Inc. (Banks)	1,250	42,225
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	500	11,150
Global Eagle Entertainment, Inc.* (Media)	1,125	3,488
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	875	20,676
Globalstar, Inc.* (Diversified Telecommunication Services)	7,750	14,803
Globant SA* (Software)	500	18,945
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,125	34,121
Glu Mobile, Inc.* (Software)	2,750	6,353
GNC Holdings, Inc. - Class A (Specialty Retail)	1,125	8,753
Gogo, Inc.* (Internet Software & Services)	1,125	14,186
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,500	38,264
Gold Resource Corp. (Metals & Mining)	1,625	5,363
GoPro, Inc.* - Class A (Household Durables)	1,750	14,438
Government Properties Income Trust (Equity Real Estate Investment Trusts)	1,125	23,985
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,125	59,053
Grand Canyon Education, Inc.* (Diversified Consumer Services)	750	56,369
Granite Construction, Inc. (Construction & Engineering)	625	32,944
Gray Television, Inc.* (Media)	1,125	16,481
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	1,500	6,825
Great Western Bancorp, Inc. (Banks)	875	36,050
Green Brick Partners, Inc.* (Household Durables)	750	7,725
Green Dot Corp.* - Class A (Consumer Finance)	750	25,718
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	625	14,375
Greenhill & Co., Inc. (Capital Markets)	500	12,650
Greenlight Capital Re, Ltd.* - Class A (Insurance)	625	13,469
Greif, Inc. - Class A (Containers & Packaging)	500	29,310
Griffon Corp. (Building Products)	625	15,000
GrubHub, Inc.* (Internet Software & Services)	1,250	53,724
GTT Communications, Inc.* (Internet Software & Services)	500	13,750
GUESS?, Inc. (Specialty Retail)	1,000	11,160
Guidance Software, Inc.* (Software)	750	4,538
H&E Equipment Services, Inc. (Trading Companies & Distributors)	625	13,200
H.B. Fuller Co. (Chemicals)	750	39,623
Haemonetics Corp.* (Health Care Equipment & Supplies)	875	36,645
Halozyme Therapeutics, Inc.* (Biotechnology)	1,875	26,138
Halyard Health, Inc.* (Health Care Equipment & Supplies)	750	29,625
Hancock Holding Co. (Banks)	1,250	58,374
Hanmi Financial Corp. (Banks)	625	18,156
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	625	13,700
Harmonic, Inc.* (Communications Equipment)	2,125	12,325
Harsco Corp.* (Machinery)	1,625	21,206
Hawaiian Holdings, Inc.* (Airlines)	875	47,513
HC2 Holdings, Inc. (Construction & Engineering)	1,125	6,570
Headwaters, Inc.* (Construction Materials)	1,250	29,700
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,625	53,299
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,125	51,648
HealthEquity, Inc.* (Health Care Providers & Services)	750	34,140
HealthSouth Corp. (Health Care Providers & Services)	1,375	64,487
HealthStream, Inc.* (Health Care Technology)	500	13,895
Heartland Express, Inc. (Road & Rail)	875	17,605
Hecla Mining Co. (Metals & Mining)	6,000	32,699
Helen of Troy, Ltd.* (Household Durables)	375	35,249
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,875	11,475

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Heritage Commerce Corp. (Banks)	625	$8,925
Heritage Financial Corp. (Banks)	625	16,500
Heritage Insurance Holdings, Inc. (Insurance)	625	7,563
Herman Miller, Inc. (Commercial Services & Supplies)	1,000	33,100
Heron Therapeutics, Inc.* (Biotechnology)	625	9,594
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	750	13,830
HFF, Inc. - Class A (Real Estate Management & Development)	625	19,625
Hibbett Sports, Inc.* (Specialty Retail)	375	9,750
Hill International, Inc.* (Professional Services)	1,125	4,556
Hillenbrand, Inc. (Machinery)	875	32,288
Hilltop Holdings, Inc. (Banks)	1,250	34,763
HMS Holdings Corp.* (Health Care Technology)	1,375	28,146
HNI Corp. (Commercial Services & Supplies)	750	35,070
Home BancShares, Inc. (Banks)	1,875	47,719
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	500	13,000
Hope Bancorp, Inc. (Banks)	1,250	22,888
Horace Mann Educators Corp. (Insurance)	625	24,156
Horizon Pharma PLC* (Pharmaceuticals)	2,500	38,450
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	750	2,558
Hortonworks, Inc.* (Internet Software & Services)	875	9,109
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	2,000	23,000
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	3,500	8,190
HRG Group, Inc.* (Household Products)	1,875	37,519
HSN, Inc. (Internet & Direct Marketing Retail)	500	18,450
Hub Group, Inc.* - Class A (Air Freight & Logistics)	500	19,575
Hubspot, Inc.* (Software)	500	33,525
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,250	42,950
IBERIABANK Corp. (Banks)	625	49,593
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,000	7,000
IDACORP, Inc. (Electric Utilities)	750	63,389
Idera Pharmaceuticals, Inc.* (Biotechnology)	3,250	7,638
Ignyta, Inc.* (Biotechnology)	1,000	8,850
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,000	33,150
ILG, Inc. (Hotels, Restaurants & Leisure)	1,750	42,192
IMAX Corp.* (Media)	1,000	30,500
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	875	7,674
ImmunoGen, Inc.* (Biotechnology)	2,125	9,223
Immunomedics, Inc.* (Biotechnology)	2,500	14,325
Impax Laboratories, Inc.* (Pharmaceuticals)	1,125	15,806
Imperva, Inc.* (Software)	500	22,225
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	625	28,125
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	1,000	4,610
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,000	9,200
Independent Bank Corp. (Banks)	375	23,738
Infinera Corp.* (Communications Equipment)	2,250	22,320
Infinity Pharmaceuticals, Inc.* (Biotechnology)	3,000	6,450
Information Services Group, Inc.* (IT Services)	1,250	3,938
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	750	14,325
Ingevity Corp.* (Chemicals)	750	47,423
InnerWorkings, Inc.* (Commercial Services & Supplies)	875	9,266
Innospec, Inc. (Chemicals)	375	24,750
Innoviva, Inc.* (Pharmaceuticals)	1,375	16,204
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,250	7,863
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	625	25,888
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	625	26,313
Insmed, Inc.* (Biotechnology)	1,125	20,756
Insulet Corp.* (Health Care Equipment & Supplies)	875	37,984
Insys Therapeutics, Inc.* (Biotechnology)	625	7,031
Integer Holdings Corp.* (Health Care Equipment & Supplies)	500	18,375
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,000	45,969
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,000	47,980
Intelsat S.A.* (Diversified Telecommunication Services)	1,625	4,794
InterDigital, Inc. (Communications Equipment)	500	44,950
Interface, Inc. (Commercial Services & Supplies)	1,125	22,388
International Bancshares Corp. (Banks)	875	32,725
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	250	4,833
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	500	18,550
Intersect ENT, Inc.* (Pharmaceuticals)	625	11,875
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	625	8,638
Invacare Corp. (Health Care Equipment & Supplies)	750	11,025
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	1,625	20,898
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,750	28,542

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Investment Technology Group, Inc. (Capital Markets)	625	$12,444
Investors Bancorp, Inc. (Banks)	4,500	62,324
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	2,250	13,298
Invitae Corp.* (Biotechnology)	625	6,894
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	1,000	3,800
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,500	15,900
iRobot Corp.* (Household Durables)	500	39,869
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,125	34,679
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	500	11,530
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	1,375	16,816
Itron, Inc.* (Electronic Equipment, Instruments & Components)	500	32,425
IXYS Corp. (Semiconductors & Semiconductor Equipment)	625	8,719
j2 Global, Inc. (Internet Software & Services)	750	67,679
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	500	50,984
Janus Capital Group, Inc. (Capital Markets)	2,250	30,735
Jive Software, Inc.* (Software)	1,625	8,206
John Bean Technologies Corp. (Machinery)	500	44,324
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	1,250	2,500
K12, Inc.* (Diversified Consumer Services)	750	14,138
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	500	11,075
Kaman Corp. - Class A (Trading Companies & Distributors)	500	24,005
KapStone Paper & Packaging Corp. (Paper & Forest Products)	1,375	28,999
Karyopharm Therapeutics, Inc.* (Biotechnology)	750	7,665
KB Home (Household Durables)	1,375	28,325
KCG Holdings, Inc.* - Class A (Capital Markets)	1,000	19,900
Kearny Financial Corp. (Thrifts & Mortgage Finance)	1,500	21,900
Kelly Services, Inc. - Class A (Professional Services)	625	13,950
Kemper Corp. (Insurance)	625	24,594
Kennametal, Inc. (Machinery)	1,250	51,974
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,375	28,050
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	1,625	9,620
Kforce, Inc. (Professional Services)	500	11,350
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	625	10,781
Kimball International, Inc. - Class B (Commercial Services & Supplies)	750	13,328
Kindred Healthcare, Inc. (Health Care Providers & Services)	1,500	14,400
Kite Pharma, Inc.* (Biotechnology)	625	51,299
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,250	25,450
KLX, Inc.* (Aerospace & Defense)	875	41,388
Knight Transportation, Inc. (Road & Rail)	1,125	38,587
Knoll, Inc. (Commercial Services & Supplies)	750	17,970
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,500	26,595
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	2,125	8,670
Korn/Ferry International (Professional Services)	1,000	32,400
Kraton Performance Polymers, Inc.* (Chemicals)	500	16,355
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,375	10,478
Kronos Worldwide, Inc. (Chemicals)	875	15,330
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,500	21,165
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	750	10,973
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	2,625	7,298
Lakeland Bancorp, Inc. (Banks)	750	14,588
Landec Corp.* (Food Products)	625	8,594
Lannett Co., Inc.* (Pharmaceuticals)	500	13,000
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,625	46,409
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,250	15,435
La-Z-Boy, Inc. (Household Durables)	750	20,925
LCI Industries (Auto Components)	375	37,931
LegacyTexas Financial Group, Inc. (Banks)	750	28,358
LendingClub Corp.* (Consumer Finance)	5,250	30,712
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	875	13,659
Lexington Realty Trust (Equity Real Estate Investment Trusts)	3,625	36,866
Liberty Braves Group* - Class C (Media)	625	15,325
Liberty Media Group* - Class A (Media)	500	16,955
Liberty Media Group* - Class C (Media)	875	30,643
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	1,125	16,538
Limelight Networks, Inc.* (Internet Software & Services)	3,125	9,813
Lion Biotechnologies, Inc.* (Biotechnology)	1,000	6,850
Liquidity Services, Inc.* (Internet Software & Services)	750	5,850
Lithia Motors, Inc. - Class A (Specialty Retail)	375	35,830
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	375	57,805
LivePerson, Inc.* (Internet Software & Services)	1,250	8,813
LogMeIn, Inc. (Internet Software & Services)	375	42,375

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Louisiana-Pacific Corp.* (Paper & Forest Products)	2,250	$57,914
LSI Industries, Inc. (Electrical Equipment)	625	5,669
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	625	29,900
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	625	15,344
Lumentum Holdings, Inc.* (Communications Equipment)	875	37,406
Luminex Corp. (Life Sciences Tools & Services)	750	14,123
M.D.C. Holdings, Inc. (Household Durables)	625	19,381
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	375	18,330
M/I Homes, Inc.* (Household Durables)	500	13,580
Macatawa Bank Corp. (Banks)	875	8,374
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,375	37,194
MacroGenics, Inc.* (Biotechnology)	625	13,506
Magellan Health, Inc.* (Health Care Providers & Services)	375	25,800
Maiden Holdings, Ltd. (Insurance)	1,125	13,894
MainSource Financial Group, Inc. (Banks)	500	17,100
MannKind Corp.* (Biotechnology)	1,376	1,202
ManTech International Corp. - Class A (IT Services)	375	13,313
Marchex, Inc.* - Class B (Internet Software & Services)	1,375	3,726
MarineMax, Inc.* (Specialty Retail)	500	10,175
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	375	41,317
Marten Transport, Ltd. (Road & Rail)	500	12,400
Masimo Corp.* (Health Care Equipment & Supplies)	625	64,212
Masonite International Corp.* (Building Products)	500	41,599
MasTec, Inc.* (Construction & Engineering)	1,125	49,669
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,250	27,100
Matrix Service Co.* (Energy Equipment & Services)	625	7,344
Matson, Inc. (Marine)	750	23,775
Matthews International Corp. - Class A (Commercial Services & Supplies)	500	34,275
MAXIMUS, Inc. (IT Services)	1,000	60,989
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,000	27,830
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,000	6,100
MB Financial, Inc. (Banks)	1,125	47,824
MBIA, Inc.* (Insurance)	2,250	18,900
McDermott International, Inc.* (Energy Equipment & Services)	4,000	26,159
McGrath RentCorp (Commercial Services & Supplies)	375	13,054
MDC Partners, Inc. - Class A (Media)	875	7,831
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,625	47,378
MediciNova, Inc.* (Biotechnology)	875	5,031
Medidata Solutions, Inc.* (Health Care Technology)	875	57,251
Mercury Systems, Inc.* (Aerospace & Defense)	625	23,363
Meredith Corp. (Media)	625	36,593
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	875	15,356
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	750	11,100
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	750	25,275
Meritage Homes Corp.* (Household Durables)	625	24,344
Meritor, Inc.* (Machinery)	1,625	28,941
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	2,250	7,493
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	625	27,844
MGE Energy, Inc. (Electric Utilities)	500	32,150
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	5,375	56,652
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,750	82,144
MiMedx Group, Inc.* (Biotechnology)	1,875	23,794
Minerals Technologies, Inc. (Chemicals)	500	39,350
Mitek System, Inc.* (Software)	875	7,656
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	875	68,469
Mobile Mini, Inc. (Commercial Services & Supplies)	750	21,525
MobileIron, Inc.* (Software)	1,625	7,394
Model N, Inc.* (Software)	500	5,350
Modine Manufacturing Co.* (Auto Components)	1,000	12,100
Molina Healthcare, Inc.* (Health Care Providers & Services)	625	31,119
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,250	17,938
MoneyGram International, Inc.* (IT Services)	875	15,584
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	1,125	16,875
Monogram Residential Trust, Inc. (Equity Real Estate Investment Trusts)	2,625	26,723
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	625	57,188
Monotype Imaging Holdings, Inc. (Software)	750	15,263
Monro Muffler Brake, Inc. (Specialty Retail)	500	25,925
Moog, Inc.* - Class A (Aerospace & Defense)	500	34,325
MRC Global, Inc.* (Trading Companies & Distributors)	1,500	27,345
MSA Safety, Inc. (Commercial Services & Supplies)	500	38,924
MSG Networks, Inc.* - Class A (Media)	1,000	24,950

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	875	$15,750
Mueller Industries, Inc. (Machinery)	875	28,035
Mueller Water Products, Inc. - Class A (Machinery)	2,500	28,125
Myriad Genetics, Inc.* (Biotechnology)	1,000	18,390
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	500	15,778
Natera, Inc.* (Biotechnology)	625	5,656
National Bank Holdings Corp. (Banks)	500	15,785
National CineMedia, Inc. (Media)	1,125	13,354
National General Holdings Corp. (Insurance)	875	19,898
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	625	45,731
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	500	12,250
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	750	12,083
Natus Medical, Inc.* (Health Care Equipment & Supplies)	500	17,500
Nautilus, Inc.* (Leisure Products)	625	11,375
Navigant Consulting, Inc.* (Professional Services)	875	20,974
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	3,000	5,070
Navistar International Corp.* (Machinery)	1,000	26,910
NBT Bancorp, Inc. (Banks)	750	28,635
NCI Building Systems, Inc.* (Building Products)	625	10,938
Nektar Therapeutics* (Pharmaceuticals)	2,000	37,940
Neogen Corp.* (Health Care Equipment & Supplies)	625	38,955
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,125	8,494
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	750	5,820
NETGEAR, Inc.* (Communications Equipment)	500	23,575
NetScout Systems, Inc.* (Communications Equipment)	1,500	56,474
NeuStar, Inc.* - Class A (IT Services)	875	29,050
Nevro Corp.* (Health Care Equipment & Supplies)	375	35,333
New Jersey Resources Corp. (Gas Utilities)	1,250	50,438
New Media Investment Group, Inc. (Media)	750	9,870
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	3,375	56,260
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	1,375	14,328
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,000	12,820
Newpark Resources, Inc.* (Energy Equipment & Services)	1,750	13,388
NewStar Financial, Inc. (Diversified Financial Services)	625	6,713
Nexstar Broadcasting Group, Inc. - Class A (Media)	500	34,500
NIC, Inc. (Internet Software & Services)	1,000	21,350
NII Holdings, Inc.* (Wireless Telecommunication Services)	1,625	1,402
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,250	14,500
NN, Inc. (Machinery)	500	13,800
Nobilis Health Corp.* (Health Care Providers & Services)	2,000	2,500
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	1,500	12,450
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,250	2,813
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	750	13,785
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	1,125	13,084
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,625	26,228
Northwest Natural Gas Co. (Gas Utilities)	375	22,350
NorthWestern Corp. (Multi-Utilities)	750	44,835
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	625	17,531
Novavax, Inc.* (Biotechnology)	4,250	3,468
Novocure, Ltd.* (Health Care Equipment & Supplies)	1,000	11,300
NOW, Inc.* (Trading Companies & Distributors)	1,625	27,641
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	750	13,005
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	1,125	19,913
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	500	26,724
NuVasive, Inc.* (Health Care Equipment & Supplies)	750	54,382
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	1,000	29,890
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,750	32,835
Oclaro, Inc.* (Communications Equipment)	2,000	16,020
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	3,375	7,729
Office Depot, Inc. (Specialty Retail)	8,750	43,487
OFG Bancorp (Banks)	1,000	11,700
Oil States International, Inc.* (Energy Equipment & Services)	875	26,031
Old National Bancorp (Banks)	2,125	35,700
Old Second Bancorp, Inc. (Banks)	875	10,500
Olin Corp. (Chemicals)	2,500	80,324
OM Asset Management PLC (Capital Markets)	750	11,670
Omeros Corp.* (Pharmaceuticals)	750	12,240
Omnicell, Inc.* (Health Care Technology)	625	25,875
OMNOVA Solutions, Inc.* (Chemicals)	1,000	9,500
On Assignment, Inc.* (Professional Services)	750	38,827
On Deck Capital, Inc.* (Diversified Financial Services)	1,250	5,938
ONE Gas, Inc. (Gas Utilities)	750	51,623

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ophthotech Corp.* (Biotechnology)	500	$1,485
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,250	16,388
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,250	12,050
Organovo Holdings, Inc.* (Biotechnology)	2,125	6,163
Orion Marine Group, Inc.* (Construction & Engineering)	1,000	7,550
Oritani Financial Corp. (Thrifts & Mortgage Finance)	750	12,713
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	625	36,912
Otonomy, Inc.* (Biotechnology)	500	6,675
Otter Tail Corp. (Electric Utilities)	625	24,688
OvaScience, Inc.* (Biotechnology)	1,000	1,510
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	750	2,730
Owens & Minor, Inc. (Health Care Providers & Services)	1,000	34,649
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	625	9,619
P.H. Glatfelter Co. (Paper & Forest Products)	750	16,133
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,375	5,418
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	1,000	6,800
Pacific Premier Bancorp, Inc.* (Banks)	500	18,275
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	625	30,344
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	375	29,648
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	625	10,231
PAREXEL International Corp.* (Life Sciences Tools & Services)	750	47,872
Park Sterling Corp. (Banks)	1,125	13,838
Parker Drilling Co.* (Energy Equipment & Services)	3,000	4,950
Parkway, Inc. (Equity Real Estate Investment Trusts)	375	7,556
Party City Holdco, Inc.* (Specialty Retail)	625	10,000
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	1,000	22,020
Paycom Software, Inc.* (Software)	750	45,187
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	750	41,422
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	625	11,888
PDL BioPharma, Inc. (Biotechnology)	3,375	7,594
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,125	33,480
Pegasystems, Inc. (Software)	625	28,469
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,250	23,100
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,125	15,581
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	1,125	20,115
Penumbra, Inc.* (Health Care Equipment & Supplies)	375	32,044
Perficient, Inc.* (IT Services)	625	10,888
Performance Food Group Co.* (Food & Staples Retailing)	625	15,563
PGT, Inc.* (Building Products)	1,000	10,900
PharmAthene, Inc. (Biotechnology)	2,125	1,544
PharMerica Corp.* (Health Care Providers & Services)	500	11,800
PHH Corp.* (Thrifts & Mortgage Finance)	1,000	12,900
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,250	14,375
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,125	41,735
Pier 1 Imports, Inc. (Specialty Retail)	1,625	10,953
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,125	23,141
Pinnacle Financial Partners, Inc. (Banks)	625	40,000
Pioneer Energy Services Corp.* (Energy Equipment & Services)	1,625	4,956
Planet Payment, Inc.* (IT Services)	1,250	5,213
Plantronics, Inc. (Communications Equipment)	500	27,300
Plexus Corp.* (Electronic Equipment, Instruments & Components)	500	25,995
Plug Power, Inc.* (Electrical Equipment)	4,250	9,520
Ply Gem Holdings, Inc.* (Building Products)	500	9,625
PNM Resources, Inc. (Electric Utilities)	1,250	46,563
PolyOne Corp. (Chemicals)	1,250	49,013
Portland General Electric Co. (Electric Utilities)	1,375	62,342
Portola Pharmaceuticals, Inc.* (Biotechnology)	875	34,990
Potbelly Corp.* (Hotels, Restaurants & Leisure)	625	8,719
Potlatch Corp. (Equity Real Estate Investment Trusts)	625	28,156
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	500	32,975
PRA Group, Inc.* (Consumer Finance)	750	24,150
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	375	23,985
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	500	7,075
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	750	43,057
Primerica, Inc. (Insurance)	750	62,849
Primoris Services Corp. (Construction & Engineering)	750	17,228
PrivateBancorp, Inc. (Banks)	1,250	72,212
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,625	12,870
Progress Software Corp. (Software)	875	26,005
Proofpoint, Inc.* (Software)	625	47,105
PROS Holdings, Inc.* (Software)	500	12,325
Prosperity Bancshares, Inc. (Banks)	1,000	67,199

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Prothena Corp. PLC* (Biotechnology)	625	$33,831
Proto Labs, Inc.* (Machinery)	375	21,750
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,000	25,690
PTC Therapeutics, Inc.* (Biotechnology)	875	10,631
Puma Biotechnology, Inc.* (Biotechnology)	500	20,300
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	1,125	11,936
Q2 Holdings, Inc.* (Internet Software & Services)	500	19,075
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	750	40,080
Quad/Graphics, Inc. (Commercial Services & Supplies)	500	13,130
Quality Systems, Inc.* (Health Care Technology)	1,000	14,260
Qualys, Inc.* (Software)	500	19,200
Quanex Building Products Corp. (Building Products)	625	12,750
Quidel Corp.* (Health Care Equipment & Supplies)	500	12,085
QuinStreet, Inc.* (Internet Software & Services)	1,500	6,720
Quorum Health Corp.* (Health Care Providers & Services)	750	3,203
Quotient Technology, Inc.* (Internet Software & Services)	1,125	12,263
Radian Group, Inc. (Thrifts & Mortgage Finance)	3,375	56,969
Radiant Logistics, Inc.* (Air Freight & Logistics)	1,375	8,250
Radio One, Inc.* - Class D (Media)	1,250	3,750
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	1,125	4,511
Radius Health, Inc.* (Biotechnology)	500	19,535
RadNet, Inc.* (Health Care Providers & Services)	1,125	6,806
RAIT Financial Trust (Equity Real Estate Investment Trusts)	2,250	6,908
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,750	21,910
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	1,250	16,663
Raven Industries, Inc. (Industrial Conglomerates)	625	19,375
Rayonier Advanced Materials, Inc. (Chemicals)	875	11,594
RBC Bearings, Inc.* (Machinery)	375	37,612
Real Industry, Inc.* (Metals & Mining)	750	1,950
RealNetworks, Inc.* (Internet Software & Services)	1,000	4,570
RealPage, Inc.* (Software)	875	32,419
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	500	11,690
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,250	21,337
Regis Corp.* (Diversified Consumer Services)	750	8,183
Regulus Therapeutics, Inc.* (Biotechnology)	1,125	1,744
Renasant Corp. (Banks)	625	26,500
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	1,000	10,450
Rent-A-Center, Inc. (Specialty Retail)	1,000	10,690
Repligen Corp.* (Biotechnology)	625	22,994
Republic First Bancorp, Inc.* (Banks)	1,250	10,750
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	625	5,844
Resources Connection, Inc. (Professional Services)	750	10,425
Restoration Hardware, Inc.* (Specialty Retail)	625	29,981
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,500	30,900
RetailMeNot, Inc.* (Internet Software & Services)	875	10,150
Retrophin, Inc.* (Biotechnology)	625	12,244
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,125	28,058
Rexnord Corp.* (Machinery)	1,375	33,550
Rigel Pharmaceuticals, Inc.* (Biotechnology)	2,625	7,849
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	875	10,500
RingCentral, Inc.* - Class A (Software)	1,000	31,950
RLI Corp. (Insurance)	625	35,763
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,875	40,294
Roadrunner Transportation Systems, Inc.* (Road & Rail)	875	5,880
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	1,125	9,675
RPX Corp.* (Professional Services)	1,000	12,840
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	1,250	47,562
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	1,625	6,581
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	1,625	4,144
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	625	15,313
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	500	18,875
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	625	12,438
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	625	39,863
S&T Bancorp, Inc. (Banks)	625	22,475
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,125	30,589
Sage Therapeutics, Inc.* (Biotechnology)	500	35,499
Saia, Inc.* (Road & Rail)	500	24,075
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	1,125	8,708
Sandy Spring Bancorp, Inc. (Banks)	375	16,219
Sangamo BioSciences, Inc.* (Biotechnology)	1,500	7,200

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,125	$41,906
Sapiens International Corp. N.V. (Software)	625	7,413
Sarepta Therapeutics, Inc.* (Biotechnology)	750	27,195
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	375	14,813
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	500	9,450
Scholastic Corp. (Media)	500	21,615
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	500	21,525
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	875	8,444
Science Applications International Corp. (IT Services)	625	45,618
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	1,000	23,750
Scorpio Bulkers, Inc.* (Marine)	1,625	12,106
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	3,000	13,200
Seacoast Banking Corp. of Florida* (Banks)	625	15,125
Seadrill, Ltd.* (Energy Equipment & Services)	6,250	4,311
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	1,125	19,721
Select Comfort Corp.* (Specialty Retail)	750	23,175
Select Income REIT (Equity Real Estate Investment Trusts)	1,000	25,060
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,750	24,063
Selective Insurance Group, Inc. (Insurance)	875	46,199
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	750	24,975
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,000	34,150
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	1,125	1,901
Sensient Technologies Corp. (Chemicals)	625	51,124
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	875	2,949
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	375	15,563
ServiceSource International, Inc.* (IT Services)	1,625	6,110
ServisFirst Bancshares, Inc. (Banks)	750	28,350
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	750	24,000
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	1,000	14,050
ShoreTel, Inc.* (Communications Equipment)	1,375	9,006
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	500	25,950
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	1,000	6,200
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	625	44,469
Silver Bay Realty Trust Corp. (Equity Real Estate Investment Trusts)	625	13,394
Silver Spring Networks, Inc.* (Software)	750	8,558
Simmons First National Corp. - Class A (Banks)	500	27,325
Simpson Manufacturing Co., Inc. (Building Products)	625	26,069
Sinclair Broadcast Group, Inc. - Class A (Media)	1,000	39,449
SkyWest, Inc. (Airlines)	875	32,550
Smart & Final Stores, Inc.* (Food & Staples Retailing)	500	5,900
Snyder’s-Lance, Inc. (Food Products)	1,250	44,074
Sonic Automotive, Inc. - Class A (Specialty Retail)	625	12,250
Sonic Corp. (Hotels, Restaurants & Leisure)	750	20,160
Sonus Networks, Inc.* (Communications Equipment)	1,000	7,680
Sorrento Therapeutics, Inc.* (Biotechnology)	875	1,706
Sotheby’s* - Class A (Diversified Consumer Services)	875	41,440
South Jersey Industries, Inc. (Gas Utilities)	1,250	46,900
South State Corp. (Banks)	375	33,056
Southside Bancshares, Inc. (Banks)	500	17,360
Southwest Gas Corp. (Gas Utilities)	750	62,819
Spartan Motors, Inc. (Auto Components)	1,000	8,250
SpartanNash Co. (Food & Staples Retailing)	625	22,999
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,375	10,464
Spire, Inc. (Gas Utilities)	625	42,844
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	750	3,068
SPX Corp.* (Machinery)	750	18,045
SPX FLOW, Inc.* (Machinery)	625	22,588
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,000	22,620
STAAR Surgical Co.* (Health Care Equipment & Supplies)	1,125	11,700
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	1,125	29,655
Stage Stores, Inc. (Specialty Retail)	1,000	2,880
State Bank Financial Corp. (Banks)	625	16,788
State National Cos., Inc. (Insurance)	750	11,003
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,375	23,444
Stein Mart, Inc. (Specialty Retail)	875	2,161
Sterling Bancorp (Banks)	2,000	46,500
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	1,000	38,049
Stewart Information Services Corp. (Insurance)	375	17,790
Stifel Financial Corp.* (Capital Markets)	1,000	48,869
Stillwater Mining Co.* (Metals & Mining)	2,000	35,959
Stoneridge, Inc.* (Auto Components)	625	12,256
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	875	21,665

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	625	$6,344
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	1,500	24,795
Summit Materials, Inc.* - Class A (Construction Materials)	1,000	25,660
Sun Hydraulics Corp. (Machinery)	375	14,565
SunCoke Energy, Inc.* (Metals & Mining)	1,375	12,609
Sunrun, Inc.* (Electrical Equipment)	1,375	7,274
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	3,375	50,253
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	625	15,250
Superior Industries International, Inc. (Auto Components)	500	10,875
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	875	28,525
SUPERVALU, Inc.* (Food & Staples Retailing)	4,375	17,938
Swift Transportation Co.* (Road & Rail)	1,250	30,725
Sykes Enterprises, Inc.* (IT Services)	625	18,631
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	625	34,231
Synchronoss Technologies, Inc.* (Software)	625	10,000
Synergy Pharmaceuticals, Inc.* (Biotechnology)	3,375	13,905
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	500	54,215
Syntel, Inc. (IT Services)	500	8,805
Synthetic Biologics, Inc.* (Biotechnology)	2,625	1,496
Tailored Brands, Inc. (Specialty Retail)	1,000	12,330
Take-Two Interactive Software, Inc.* (Software)	1,250	78,562
Taylor Morrison Home Corp.* - Class A (Household Durables)	625	14,438
Team, Inc.* (Commercial Services & Supplies)	500	13,450
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	500	47,825
Teekay Corp. (Oil, Gas & Consumable Fuels)	1,000	8,680
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	2,625	5,381
Teledyne Technologies, Inc.* (Aerospace & Defense)	500	67,414
Telenav, Inc.* (Software)	1,000	8,700
Teligent, Inc.* (Pharmaceuticals)	1,125	8,876
Tenneco, Inc. (Auto Components)	875	55,150
TerraForm Global, Inc.* - Class A (Independent Power & Renewable Electricity Producers)	2,375	11,281
Terraform Power, Inc.* (Independent Power & Renewable Electricity Producers)	1,625	20,459
TerraVia Holdings, Inc.* (Chemicals)	2,375	1,120
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	750	23,160
TESARO, Inc.* (Biotechnology)	375	55,345
Tesco Corp.* (Energy Equipment & Services)	1,000	6,550
Tetra Tech, Inc. (Commercial Services & Supplies)	875	38,456
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,625	5,411
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	1,250	9,913
Texas Capital Bancshares, Inc.* (Banks)	750	57,074
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,000	46,879
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	625	9,344
TG Therapeutics, Inc.* (Biotechnology)	1,000	11,050
The Advisory Board Co.* (Professional Services)	625	31,938
The Andersons, Inc. (Food & Staples Retailing)	500	18,675
The Bancorp, Inc.* (Banks)	1,000	6,450
The Brink’s Co. (Commercial Services & Supplies)	750	46,049
The Buckle, Inc. (Specialty Retail)	500	9,350
The Cato Corp. - Class A (Specialty Retail)	500	11,280
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	750	48,119
The Chemours Co. (Chemicals)	2,875	115,833
The E.W. Scripps Co.* - Class A (Media)	1,000	22,280
The Ensign Group, Inc. (Health Care Providers & Services)	875	15,706
The Finish Line, Inc. - Class A (Specialty Retail)	750	11,858
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,750	58,309
The Greenbrier Cos., Inc. (Machinery)	500	21,725
The Hackett Group, Inc. (IT Services)	500	9,915
The KEYW Holding Corp.* (Aerospace & Defense)	875	8,304
The Manitowoc Co., Inc.* (Machinery)	2,375	14,179
The Medicines Co.* (Pharmaceuticals)	1,000	49,319
The Meet Group, Inc.* (Internet Software & Services)	1,250	7,450
The New York Times Co. - Class A (Media)	2,000	28,900
The Rubicon Project, Inc.* (Software)	750	4,283
The Spectranetics Corp.* (Health Care Equipment & Supplies)	750	21,450
The St Joe Co.* (Real Estate Management & Development)	875	15,313
TherapeuticsMD, Inc.* (Pharmaceuticals)	2,500	12,750
Theravance Biopharma, Inc.* (Pharmaceuticals)	625	25,206
Thermon Group Holdings, Inc.* (Electrical Equipment)	625	12,813
Third Point Reinsurance, Ltd.* (Insurance)	1,250	15,125
Tidewater, Inc.* (Energy Equipment & Services)	1,375	1,205
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	875	15,146
Tile Shop Holdings, Inc. (Specialty Retail)	625	13,344
Time, Inc. (Media)	1,625	24,700
TimkenSteel Corp.* (Metals & Mining)	875	13,195

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	1,000	$7,050
Titan International, Inc. (Machinery)	1,125	12,049
Tivity Health, Inc.* (Health Care Providers & Services)	750	25,200
TiVo Corp. (Software)	2,000	39,499
TopBuild Corp.* (Household Durables)	625	31,994
TowneBank (Banks)	875	28,394
TransEnterix, Inc.* (Health Care Equipment & Supplies)	3,250	2,113
Travelport Worldwide, Ltd. (IT Services)	1,875	24,694
Tredegar Corp. (Chemicals)	500	8,575
Trevena, Inc.* (Biotechnology)	1,125	3,679
Trex Co., Inc.* (Building Products)	500	36,595
TRI Pointe Group, Inc.* (Household Durables)	2,375	29,569
TriMas Corp.* (Machinery)	750	17,213
TriNet Group, Inc.* (Professional Services)	750	22,050
Trinseo SA (Chemicals)	500	33,200
Triple-S Management Corp.* (Health Care Providers & Services)	500	9,050
Triumph Group, Inc. (Aerospace & Defense)	750	19,650
Tronc, Inc.* (Media)	625	8,963
Tronox, Ltd. - Class A (Chemicals)	1,625	26,829
Trovagene, Inc.* (Biotechnology)	1,000	930
TrueBlue, Inc.* (Professional Services)	750	20,513
TrueCar, Inc.* (Internet Software & Services)	1,125	19,710
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,750	13,913
Trustmark Corp. (Banks)	1,125	37,373
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,375	23,004
Tuesday Morning Corp.* (Multiline Retail)	1,125	3,656
Tutor Perini Corp.* (Construction & Engineering)	625	19,281
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,000	41,499
Ubiquiti Networks, Inc.* (Communications Equipment)	500	25,760
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,000	19,240
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	625	40,243
UMB Financial Corp. (Banks)	750	54,367
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	625	10,013
Umpqua Holdings Corp. (Banks)	3,375	59,635
Union Bankshares Corp. (Banks)	750	25,680
Unisys Corp.* (IT Services)	1,125	12,713
Unit Corp.* (Energy Equipment & Services)	875	18,804
United Bankshares, Inc. (Banks)	1,000	39,900
United Community Banks, Inc. (Banks)	1,125	30,769
United Community Financial Corp. (Thrifts & Mortgage Finance)	1,125	9,608
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	1,000	17,270
United Natural Foods, Inc.* (Food & Staples Retailing)	750	31,147
Univar, Inc.* (Trading Companies & Distributors)	750	22,388
Universal Corp. (Tobacco)	375	27,544
Universal Display Corp. (Electronic Equipment, Instruments & Components)	625	55,843
Universal Insurance Holdings, Inc. (Insurance)	625	16,281
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,375	35,063
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	500	9,830
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	1,250	6,125
Valhi, Inc. (Chemicals)	2,000	6,640
Valley National Bancorp (Banks)	3,875	45,570
Vanda Pharmaceuticals, Inc.* (Biotechnology)	750	11,438
VASCO Data Security International, Inc.* (Software)	625	8,438
Vector Group, Ltd. (Tobacco)	1,375	29,865
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	750	24,750
Verint Systems, Inc.* (Software)	1,000	39,300
Versartis, Inc.* (Biotechnology)	625	11,500
ViaSat, Inc.* (Communications Equipment)	625	40,019
Viavi Solutions, Inc.* (Communications Equipment)	3,750	37,500
VirnetX Holding Corp.* (Software)	1,375	4,538
Virtu Financial, Inc. - Class A (Capital Markets)	500	7,700
Virtusa Corp.* (IT Services)	500	15,490
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,125	34,744
Vital Therapies, Inc.* (Biotechnology)	750	3,000
Vitamin Shoppe, Inc.* (Specialty Retail)	500	9,650
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	1,250	3,750
Vocera Communications, Inc.* (Health Care Technology)	625	15,850
Vonage Holdings Corp.* (Diversified Telecommunication Services)	3,250	21,808
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,875	3,825
Wabash National Corp. (Machinery)	1,125	25,628
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,250	22,488
WageWorks, Inc.* (Professional Services)	625	46,124
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	500	22,425
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,375	46,337
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	2,875	25,300
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,125	35,629

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	500	$9,500
Watts Water Technologies, Inc. - Class A (Machinery)	500	31,100
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	500	22,855
Web.com Group, Inc.* (Internet Software & Services)	750	14,475
WebMD Health Corp.* (Internet Software & Services)	625	33,894
Webster Financial Corp. (Banks)	1,375	69,863
Weight Watchers International, Inc.* (Diversified Consumer Services)	625	13,050
Werner Enterprises, Inc. (Road & Rail)	750	20,475
WesBanco, Inc. (Banks)	625	24,881
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	1,000	12,150
West Corp. (Commercial Services & Supplies)	750	20,018
Westamerica Bancorp (Banks)	375	20,633
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	875	9,214
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	1,125	38,800
WGL Holdings, Inc. (Gas Utilities)	750	61,844
Whitestone REIT (Equity Real Estate Investment Trusts)	625	7,838
Willbros Group, Inc.* (Energy Equipment & Services)	1,625	4,469
William Lyon Homes* - Class A (Household Durables)	500	11,000
Windstream Holdings, Inc. (Diversified Telecommunication Services)	3,375	18,630
Winnebago Industries, Inc. (Automobiles)	500	14,350
Wintrust Financial Corp. (Banks)	750	53,144
WisdomTree Investments, Inc. (Capital Markets)	1,875	15,656
WMIH Corp.* (Insurance)	4,125	6,188
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,500	36,164
Woodward, Inc. (Machinery)	750	50,752
World Wrestling Entertainment, Inc. - Class A (Media)	625	13,394
Worthington Industries, Inc. (Metals & Mining)	750	32,625
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	1,625	49,383
WSFS Financial Corp. (Thrifts & Mortgage Finance)	500	23,600
Xactly Corp.* (Internet Software & Services)	500	5,800
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	1,250	12,250
Xencor, Inc.* (Biotechnology)	625	16,044
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,625	28,373
Xenith Bankshares, Inc.* (Banks)	250	6,755
XO Group, Inc.* (Internet Software & Services)	500	8,775
Xperi Corp. (Semiconductors & Semiconductor Equipment)	750	25,200
XPO Logistics, Inc.* (Air Freight & Logistics)	1,500	74,085
YRC Worldwide, Inc.* (Road & Rail)	750	7,995
Zafgen, Inc.* (Biotechnology)	875	4,270
ZAGG, Inc.* (Household Durables)	1,000	7,100
Zendesk, Inc.* (Software)	1,250	35,938
ZIOPHARM Oncology, Inc.* (Biotechnology)	2,250	15,840
ZixCorp.* (Software)	1,500	8,145
Zogenix, Inc.* (Pharmaceuticals)	750	8,250
TOTAL COMMON STOCKS (Cost $15,732,201)		26,222,465
Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*^+(a) (Biotechnology)	2,635	—
Dyax Corp.*^+(b) (Biotechnology)	1,854	2,058
TOTAL CONTINGENT RIGHTS (Cost $—)		2,058

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(c)(d) (43.1%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $40,279,349	$40,277,000	$40,277,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,277,000)		40,277,000
TOTAL INVESTMENT SECURITIES (Cost $56,009,201) - 71.2%		66,501,523
Net other assets (liabilities) - 28.8%		26,873,179

NET ASSETS - 100.0%		$93,374,702

*                           Non-income producing security.

^                            The Advisor has deemed these securities to be illiquid.  As of April 30, 2017, these securities represented less than 0.005% of the net assets of the Fund.

+                           These securities were fair valued based on procedures approved by the Board of Trustees.  As of April 30, 2017, these securities represented less than 0.005% of the net assets of the Fund.

(a)                   No explicit expiration date, expiration is subject to contingencies.  Rights entitle the Fund to cash based on certain commercial sales milestones.

See accompanying notes to schedules of portfolio investments.

(b)                   No explicit expiration date, expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(c)                    The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $11,500,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	182	6/19/17	$12,723,620	$250,498

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	5/30/17	0.75%	$41,224,214	$(561,037)
Russell 2000 Index	Goldman Sachs International	5/30/17	1.10%	16,567,685	(161,702)
				$57,791,899	$(722,739)

iShares Russell 2000 ETF	UBS AG	5/30/17	0.75%	$26,686,230	$(52,965)
Russell 2000 Index	UBS AG	5/30/17	0.95%	63,117,031	(428,584)
				$89,803,261	$(481,549)
				$147,595,160	$(1,204,288)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$439,283	0.5%
Air Freight & Logistics	178,010	0.2%
Airlines	80,063	0.1%
Auto Components	307,611	0.3%
Automobiles	14,350	NM
Banks	2,619,228	2.7%
Biotechnology	1,423,029	1.4%
Building Products	311,380	0.3%
Capital Markets	333,419	0.4%
Chemicals	749,373	0.8%
Commercial Services & Supplies	636,904	0.7%
Communications Equipment	522,756	0.6%
Construction & Engineering	287,619	0.3%
Construction Materials	55,360	0.1%
Consumer Finance	144,061	0.2%
Containers & Packaging	29,310	NM
Distributors	26,265	NM
Diversified Consumer Services	272,598	0.3%
Diversified Financial Services	36,825	NM
Diversified Telecommunication Services	174,358	0.2%
Electric Utilities	313,815	0.3%
Electrical Equipment	168,316	0.2%
Electronic Equipment, Instruments & Components	821,069	0.9%
Energy Equipment & Services	263,305	0.3%
Equity Real Estate Investment Trusts	2,031,142	2.1%
Food & Staples Retailing	112,223	0.1%
Food Products	224,598	0.2%
Gas Utilities	338,819	0.4%
Health Care Equipment & Supplies	862,113	0.9%
Health Care Providers & Services	441,864	0.5%
Health Care Technology	160,090	0.2%
Hotels, Restaurants & Leisure	715,889	0.8%
Household Durables	331,886	0.4%
Household Products	59,538	0.1%
Independent Power & Renewable Electricity Producers	167,718	0.2%
Industrial Conglomerates	19,375	NM
Insurance	534,080	0.6%
Internet & Direct Marketing Retail	137,410	0.1%
Internet Software & Services	614,126	0.7%
IT Services	577,046	0.6%
Leisure Products	50,013	0.1%
Life Sciences Tools & Services	199,229	0.2%
Machinery	838,137	0.9%
Marine	40,094	NM
Media	451,604	0.5%
Metals & Mining	335,451	0.4%
Mortgage Real Estate Investment Trusts	324,488	0.3%
Multiline Retail	52,564	0.1%
Multi-Utilities	136,190	0.1%
Oil, Gas & Consumable Fuels	591,988	0.6%
Paper & Forest Products	147,446	0.2%
Personal Products	33,950	NM
Pharmaceuticals	516,244	0.6%
Professional Services	333,741	0.4%
Real Estate Management & Development	108,108	0.1%
Road & Rail	173,436	0.2%
Semiconductors & Semiconductor Equipment	1,223,593	1.3%
Software	1,100,030	1.2%
Specialty Retail	598,894	0.6%
Technology Hardware, Storage & Peripherals	169,680	0.2%
Textiles, Apparel & Luxury Goods	170,729	0.2%
Thrifts & Mortgage Finance	635,199	0.7%
Tobacco	57,409	0.1%
Trading Companies & Distributors	307,576	0.3%
Water Utilities	54,600	0.1%
Wireless Telecommunication Services	37,906	NM
Other **	67,150,179	71.9%
Total	$93,374,702	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

UltraDow 30 ProFund :: Schedule of Portfolio Investments :: April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (69.0%)
3M Co. (Industrial Conglomerates)	6,440	$1,261,145
American Express Co. (Consumer Finance)	6,440	510,370
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,440	925,106
Caterpillar, Inc. (Machinery)	6,440	658,554
Chevron Corp. (Oil, Gas & Consumable Fuels)	6,440	687,148
Cisco Systems, Inc. (Communications Equipment)	6,440	219,411
E.I. du Pont de Nemours & Co. (Chemicals)	6,440	513,590
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,440	525,826
General Electric Co. (Industrial Conglomerates)	6,440	186,696
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,440	232,806
International Business Machines Corp. (IT Services)	6,440	1,032,268
Johnson & Johnson (Pharmaceuticals)	6,440	795,147
JPMorgan Chase & Co. (Banks)	6,440	560,280
McDonald’s Corp. (Hotels, Restaurants & Leisure)	6,440	901,149
Merck & Co., Inc. (Pharmaceuticals)	6,440	401,405
Microsoft Corp. (Software)	6,440	440,882
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	6,440	356,840
Pfizer, Inc. (Pharmaceuticals)	6,440	218,445
The Boeing Co. (Aerospace & Defense)	6,440	1,190,305
The Coca-Cola Co. (Beverages)	6,440	277,886
The Goldman Sachs Group, Inc. (Capital Markets)	6,440	1,441,272
The Home Depot, Inc. (Specialty Retail)	6,440	1,005,285
The Procter & Gamble Co. (Household Products)	6,440	562,405
The Travelers Cos., Inc. (Insurance)	6,440	783,490
The Walt Disney Co. (Media)	6,440	744,464
United Technologies Corp. (Aerospace & Defense)	6,440	766,296
UnitedHealth Group, Inc. (Health Care Providers & Services)	6,440	1,126,227
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,440	295,660
Visa, Inc. - Class A (IT Services)	6,440	587,457
Wal-Mart Stores, Inc. (Food & Staples Retailing)	6,440	484,159
TOTAL COMMON STOCKS (Cost $11,169,870)		19,691,974

	Principal Amount	Value
Repurchase Agreements(a)(b) (31.4%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $8,950,522	$8,950,000	$8,950,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,950,000)		8,950,000
TOTAL INVESTMENT SECURITIES (Cost $20,119,870) - 100.4%		28,641,974
Net other assets (liabilities) - (0.4)%		(118,854)

NET ASSETS - 100.0%		$28,523,120

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $3,485,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	61	6/19/17	$6,365,960	$47,956

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	5/30/17	1.45%	$14,554,500	$(28,958)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	5/30/17	1.30%	4,080,835	(9,517)
				$18,635,335	$(38,475)

Dow Jones Industrial Average	UBS AG	5/30/17	1.35%	$6,222,921	$(13,950)
SPDR Dow Jones Industrial Average ETF	UBS AG	5/30/17	1.25%	6,116,510	(14,256)
				$12,339,431	$(28,206)

				$30,974,766	$(66,681)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraDow 30 ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$1,956,602	6.8%
Banks	560,280	2.0%
Beverages	277,886	1.0%
Capital Markets	1,441,272	5.1%
Chemicals	513,590	1.8%
Communications Equipment	219,411	0.8%
Consumer Finance	510,370	1.8%
Diversified Telecommunication Services	295,660	1.0%
Food & Staples Retailing	484,159	1.7%
Health Care Providers & Services	1,126,227	3.9%
Hotels, Restaurants & Leisure	901,149	3.2%
Household Products	562,405	2.0%
Industrial Conglomerates	1,447,841	5.1%
Insurance	783,490	2.7%
IT Services	1,619,725	5.6%
Machinery	658,554	2.3%
Media	744,464	2.6%
Oil, Gas & Consumable Fuels	1,212,974	4.3%
Pharmaceuticals	1,414,997	5.0%
Semiconductors & Semiconductor Equipment	232,806	0.8%
Software	440,882	1.5%
Specialty Retail	1,005,284	3.5%
Technology Hardware, Storage & Peripherals	925,106	3.2%
Textiles, Apparel & Luxury Goods	356,840	1.3%
Other **	8,831,146	31.0%
Total	$28,523,120	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraNASDAQ-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (59.5%)
Activision Blizzard, Inc. (Software)	22,644	$1,183,149
Adobe Systems, Inc.* (Software)	14,948	1,999,146
Akamai Technologies, Inc.* (Internet Software & Services)	5,180	315,669
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,808	869,926
Alphabet, Inc.* - Class A (Internet Software & Services)	9,028	8,346,567
Alphabet, Inc.* - Class C (Internet Software & Services)	10,508	9,519,827
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	14,356	13,279,156
American Airlines Group, Inc. (Airlines)	15,244	649,699
Amgen, Inc. (Biotechnology)	22,200	3,625,705
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	11,100	845,820
Apple, Inc. (Technology Hardware, Storage & Peripherals)	158,508	22,769,674
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	32,560	1,322,262
Autodesk, Inc.* (Software)	6,660	599,866
Automatic Data Processing, Inc. (IT Services)	13,616	1,422,736
Baidu, Inc.*ADR (Internet Software & Services)	8,288	1,493,746
Biogen, Inc.* (Biotechnology)	6,512	1,766,120
BioMarin Pharmaceutical, Inc.* (Biotechnology)	5,180	496,451
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	12,136	2,679,750
CA, Inc. (Software)	12,580	413,001
Celgene Corp.* (Biotechnology)	23,532	2,919,145
Cerner Corp.* (Health Care Technology)	9,916	642,061
Charter Communications, Inc.* - Class A (Media)	8,140	2,809,602
Check Point Software Technologies, Ltd.* (Software)	5,180	538,772
Cintas Corp. (Commercial Services & Supplies)	3,108	380,637
Cisco Systems, Inc. (Communications Equipment)	151,256	5,153,292
Citrix Systems, Inc.* (Software)	4,736	383,332
Cognizant Technology Solutions Corp.* (IT Services)	18,352	1,105,341
Comcast Corp. - Class A (Media)	142,968	5,602,915
Costco Wholesale Corp. (Food & Staples Retailing)	13,320	2,364,566
CSX Corp. (Road & Rail)	27,972	1,422,096
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	12,728	642,891
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	6,956	439,897
Discovery Communications, Inc.* - Class A (Media)	4,588	132,043
Discovery Communications, Inc.* - Class C (Media)	6,956	194,629
Dish Network Corp.* - Class A (Media)	6,808	438,708
Dollar Tree, Inc.* (Multiline Retail)	7,104	587,998
eBay, Inc.* (Internet Software & Services)	32,856	1,097,719
Electronic Arts, Inc.* (Software)	9,324	884,102
Expedia, Inc. (Internet & Direct Marketing Retail)	4,144	554,136
Express Scripts Holding Co.* (Health Care Providers & Services)	18,352	1,125,712
Facebook, Inc.* - Class A (Internet Software & Services)	71,188	10,695,996
Fastenal Co. (Trading Companies & Distributors)	8,732	390,146
Fiserv, Inc.* (IT Services)	6,512	775,840
Gilead Sciences, Inc. (Biotechnology)	39,516	2,708,822
Hasbro, Inc. (Leisure Products)	3,700	366,707
Henry Schein, Inc.* (Health Care Providers & Services)	2,368	411,558
Hologic, Inc.* (Health Care Equipment & Supplies)	8,436	380,885
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,664	446,833
Illumina, Inc.* (Life Sciences Tools & Services)	4,440	820,778
Incyte Corp.* (Biotechnology)	5,772	717,344
Intel Corp. (Semiconductors & Semiconductor Equipment)	142,820	5,162,943
Intuit, Inc. (Software)	7,696	963,616
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,184	989,671
J.B. Hunt Transport Services, Inc. (Road & Rail)	3,404	305,203
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	27,676	970,597
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	4,736	465,170
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	4,884	707,447
Liberty Global PLC* - Class A (Media)	7,696	272,592
Liberty Global PLC* - Class C (Media)	19,092	660,774
Liberty Interactive Corp.* - Class G (Internet & Direct Marketing Retail)	12,876	272,714
Liberty LiLAC Group* - Class A (Media)	1,480	31,776
Liberty LiLAC Group* - Class C (Media)	3,700	80,808
Liberty Ventures* - Class A (Internet & Direct Marketing Retail)	2,516	135,487
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	11,544	1,089,984
Mattel, Inc. (Leisure Products)	10,360	232,271
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	8,584	378,984
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,512	492,177
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	33,300	921,411
Microsoft Corp. (Software)	233,544	15,988,422
Mondelez International, Inc. - Class A (Food Products)	46,176	2,079,305
Monster Beverage Corp.* (Beverages)	17,316	785,800
Mylan N.V.* (Pharmaceuticals)	16,132	602,530
Netease.com, Inc.ADR (Internet Software & Services)	2,220	589,166

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Netflix, Inc.* (Internet & Direct Marketing Retail)	13,024	$1,982,253
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	6,808	367,155
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	17,168	1,790,622
O’Reilly Automotive, Inc.* (Specialty Retail)	2,812	697,798
PACCAR, Inc. (Machinery)	10,656	711,075
Paychex, Inc. (IT Services)	10,804	640,461
PayPal Holdings, Inc.* (IT Services)	36,556	1,744,452
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	44,696	2,401,963
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,108	1,207,427
Ross Stores, Inc. (Specialty Retail)	11,840	769,600
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	8,880	374,114
Shire Pharmaceuticals Group PLCADR (Biotechnology)	2,516	445,231
Sirius XM Holdings, Inc. (Media)	142,524	705,494
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	5,624	560,938
Starbucks Corp. (Hotels, Restaurants & Leisure)	44,104	2,648,887
Symantec Corp. (Software)	18,648	589,836
Tesla Motors, Inc.* (Automobiles)	4,588	1,440,953
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	30,192	2,390,603
The Kraft Heinz Co. (Food Products)	36,704	3,317,675
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	1,480	2,733,294
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	25,012	1,682,557
Tractor Supply Co. (Specialty Retail)	3,996	247,392
Twenty-First Century Fox, Inc. - Class A (Media)	31,820	971,783
Twenty-First Century Fox, Inc. - Class B (Media)	24,124	720,343
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	1,924	541,491
Verisk Analytics, Inc.* - Class A (Professional Services)	5,032	416,700
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,548	892,928
Viacom, Inc. - Class B (Media)	10,508	447,220
Vodafone Group PLCADR (Wireless Telecommunication Services)	13,172	344,975
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	32,560	2,817,743
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	8,732	777,759
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	3,108	382,315
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	7,548	476,354
Yahoo!, Inc.* (Internet Software & Services)	28,860	1,391,341
TOTAL COMMON STOCKS
(Cost $66,227,068)		194,542,353

	Principal Amount	Value
Repurchase Agreements(a)(b) (38.0%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $124,362,251	$124,355,000	$124,355,000
TOTAL REPURCHASE AGREEMENTS (Cost $124,355,000)		124,355,000

TOTAL INVESTMENT SECURITIES (Cost $190,582,068) - 97.5%		318,897,353
Net other assets (liabilities) - 2.5%		8,275,105

NET ASSETS - 100.0%		$327,172,458

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $52,670,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	394	6/19/17	$43,970,400	$1,610,469

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

NASDAQ-100 Index	Goldman Sachs International	5/30/17	1.50%	$116,369,955	$250,483
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	5/30/17	1.25%	66,861,732	115,783
				$183,231,687	$366,266

NASDAQ-100 Index	UBS AG	5/30/17	1.35%	$158,859,672	$321,220
PowerShares QQQ Trust, Series 1 ETF	UBS AG	5/30/17	1.45%	73,920,371	118,367
				$232,780,043	$439,587

				$416,011,730	$805,853

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraNASDAQ-100 ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Airlines	$649,699	0.2%
Automobiles	1,440,953	0.4%
Beverages	785,800	0.2%
Biotechnology	15,649,098	4.8%
Commercial Services & Supplies	380,637	0.1%
Communications Equipment	5,153,292	1.6%
Food & Staples Retailing	5,182,309	1.6%
Food Products	5,396,980	1.6%
Health Care Equipment & Supplies	2,257,286	0.7%
Health Care Providers & Services	1,537,270	0.5%
Health Care Technology	642,061	0.2%
Hotels, Restaurants & Leisure	4,488,341	1.4%
Internet & Direct Marketing Retail	20,570,527	6.3%
Internet Software & Services	33,450,032	10.2%
IT Services	5,688,830	1.7%
Leisure Products	598,978	0.2%
Life Sciences Tools & Services	820,778	0.3%
Machinery	711,075	0.2%
Media	13,068,687	4.0%
Multiline Retail	587,998	0.2%
Pharmaceuticals	602,530	0.2%
Professional Services	416,700	0.1%
Road & Rail	1,727,299	0.5%
Semiconductors & Semiconductor Equipment	20,596,444	6.3%
Software	23,543,242	7.2%
Specialty Retail	2,256,281	0.7%
Technology Hardware, Storage & Peripherals	23,921,548	7.4%
Trading Companies & Distributors	390,146	0.1%
Wireless Telecommunication Services	2,027,532	0.6%
Other **	132,630,105	40.5%
Total	$327,172,458	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraInternational ProFund :: Schedule of Portfolio Investments :: April 30, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.1%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $10,880,634	$10,880,000	$10,880,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,880,000)		10,880,000
TOTAL INVESTMENT SECURITIES (Cost $10,880,000) - 100.1%		10,880,000
Net other assets (liabilities) - (0.1)%		(12,234)

NET ASSETS - 100.0%		$10,867,766

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $794,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	5/30/17	1.25%	$321,683	$(708)
MSCI EAFE Index	UBS AG	5/30/17	1.75%	21,371,163	(47,339)
				$21,692,846	$(48,047)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (79.2%)
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors & Semiconductor Equipment)	29,988	$187,725
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	26,928	3,110,183
Ambev S.A.ADR (Beverages)	108,630	622,450
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	29,682	456,806
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	10,098	115,420
Baidu, Inc.*ADR (Internet Software & Services)	6,732	1,213,308
Banco Bradesco S.A.ADR (Banks)	68,544	723,140
Banco Santander Brasil S.A.ADR (Banks)	4,284	36,714
BRF S.A.ADR (Food Products)	14,994	186,525
Cemex S.A.B. de C.V.*ADR (Construction Materials)	34,578	318,809
China Life Insurance Co., Ltd.ADR (Insurance)	36,720	557,777
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	27,234	1,452,117
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	6,426	522,883
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	3,366	165,001
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	14,688	190,651
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	9,486	321,006
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	3,978	462,045
CPFL Energia S.A.ADR (Electric Utilities)	7,956	129,285
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	9,486	479,138
Enersis S.A.ADR (Electric Utilities)	14,076	139,493
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	3,366	303,075
Grupo Televisa S.A.ADR (Media)	11,934	289,996
HDFC Bank, Ltd.ADR (Banks)	10,098	803,902
ICICI Bank, Ltd.ADR (Banks)	35,190	301,578
Infosys Technologies, Ltd.ADR (IT Services)	49,266	717,313
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	23,562	826,320
KB Financial Group, Inc.ADR (Banks)	10,404	452,262
Korea Electric Power Corp.ADR (Electric Utilities)	12,546	248,536
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	11,016	141,776
Mobile TeleSystems PJSCADR (Wireless Telecommunication Services)	12,240	126,317
Netease.com, Inc.ADR (Internet Software & Services)	1,836	487,256
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	5,202	365,441
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	36,720	330,847
POSCOADR (Metals & Mining)	7,956	469,563
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	12,240	400,860
Sasol, Ltd.ADR (Chemicals)	12,546	382,904
Semiconductor Manufacturing International Corp.*ADR (Semiconductors & Semiconductor Equipment)	18,360	115,484
Shinhan Financial Group Co., Ltd.ADR (Banks)	11,628	485,585
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	8,874	209,338
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	92,106	3,045,945
Tata Motors, Ltd.ADR (Automobiles)	4,896	174,640
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	10,098	149,349
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	10,404	230,761
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	58,752	113,979
Vale S.A.ADR (Metals & Mining)	31,824	273,050
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	8,874	123,082
Wipro, Ltd.ADR (IT Services)	14,382	141,663
TOTAL COMMON STOCKS (Cost $18,072,974)		23,101,298
Preferred Stocks (6.2%)
Itau Unibanco Holding S.A.ADR (Banks)	79,866	982,352
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	50,490	440,778
Vale S.A.ADR (Metals & Mining)	48,654	399,449
TOTAL PREFERRED STOCKS (Cost $1,257,180)		1,822,579

	Principal Amount	Value
Repurchase Agreements(a)(b) (16.0%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $4,670,272	$4,670,000	$4,670,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,670,000)		4,670,000

TOTAL INVESTMENT SECURITIES (Cost $24,000,154) - 101.4%		29,593,877
Net other assets (liabilities) - (1.4)%		(405,209)

NET ASSETS - 100.0%		$29,188,668

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $1,033,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	5/30/17	1.40%	$8,333,421	$(3,374)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	5/30/17	1.45%	25,470,022	(10,559)
				$33,803,443	$(13,933)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraEmerging Markets ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Automobiles	$174,640	0.6%
Banks	3,785,532	12.9%
Beverages	925,525	3.2%
Chemicals	382,904	1.3%
Construction Materials	318,809	1.1%
Diversified Telecommunication Services	1,226,867	4.2%
Electric Utilities	517,314	1.8%
Electronic Equipment, Instruments & Components	141,776	0.5%
Food Products	186,525	0.6%
Insurance	557,777	1.9%
Internet & Direct Marketing Retail	1,428,540	4.9%
Internet Software & Services	4,810,748	16.5%
IT Services	858,976	2.9%
Media	289,996	1.0%
Metals & Mining	1,257,483	4.3%
Oil, Gas & Consumable Fuels	2,352,754	8.1%
Semiconductors & Semiconductor Equipment	3,463,134	11.9%
Wireless Telecommunication Services	2,244,577	7.7%
Other **	4,264,791	14.6%
Total	$29,188,668	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of April 30, 2017:

	Value	% of Net Assets
Brazil	$4,504,699	15.4%
Chile	139,493	0.5%
China	8,618,570	29.5%
Hong Kong	1,452,117	5.0%
India	2,139,096	7.3%
Indonesia	400,860	1.4%
Mexico	1,368,686	4.7%
Russia	126,317	0.4%
South Africa	498,324	1.7%
South Korea	2,007,060	6.9%
Taiwan	3,668,655	12.6%
Other **	4,264,791	14.6%
Total	$29,188,668	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraLatin America ProFund :: Schedule of Portfolio Investments :: April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (68.7%)
Ambev S.A.ADR (Beverages)	411,447	$2,357,591
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	83,037	1,277,939
Banco Bradesco S.A.ADR (Banks)	260,058	2,743,612
Banco de ChileADR (Banks)	4,272	313,009
Banco Santander Brasil S.A.ADR (Banks)	18,423	157,885
Banco Santander ChileADR (Banks)	16,287	384,863
Bancolombia S.A.ADR (Banks)	11,748	463,929
BRF S.A.ADR (Food Products)	59,274	737,369
Cemex S.A.B. de C.V.*ADR (Construction Materials)	120,951	1,115,168
Cencosud S.A.ADR (Food & Staples Retailing)	40,317	343,501
Chemical & Mining Company of Chile, Inc.ADR (Chemicals)	9,879	351,198
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	5,340	388,271
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water Utilities)	36,579	336,527
Companhia Energetica de Minas Gerais-CEMIGADR (Electric Utilities)	90,513	247,100
Companhia Siderurgica Nacional S.A. (CSN)*ADR (Metals & Mining)	74,226	178,885
CPFL Energia S.A.ADR (Electric Utilities)	33,108	538,005
Embraer S.A.ADR (Aerospace & Defense)	17,355	333,216
Enersis S.A.ADR (Electric Utilities)	57,939	574,175
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	12,816	1,153,953
Gerdau S.A.ADR (Metals & Mining)	92,916	283,394
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	4,005	412,075
Grupo Aeroportuario del Surest S.A.B. de C.V.ADR (Transportation Infrastructure)	2,136	404,558
Grupo Financiero Santander Mexico S.A.B. de C.V.ADR (Banks)	36,846	335,667
Grupo Televisa S.A.ADR (Media)	47,526	1,154,882
Latam Airlines Group S.A.ADR (Airlines)	40,050	507,434
Pampa Energia S.A.*ADR (Electric Utilities)	6,675	364,055
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	95,319	858,824
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	41,652	616,033
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	41,652	923,842
Vale S.A.ADR (Metals & Mining)	112,674	966,742
YPF S.A.ADR (Oil, Gas & Consumable Fuels)	20,826	537,935
TOTAL COMMON STOCKS (Cost $15,727,919)		21,361,637
Preferred Stocks (23.4%)
Companhia Brasileira de Distribuicao*ADR (Food & Staples Retailing)	17,889	403,397
Itau Unibanco Holding S.A.ADR (Banks)	301,977	3,714,317
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	191,172	1,668,932
Vale S.A.ADR (Metals & Mining)	183,963	1,510,336
TOTAL PREFERRED STOCKS (Cost $4,329,836)		7,296,982

	Principal Amount	Value
Repurchase Agreements(a)(b) (7.0%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $2,179,127	$2,179,000	$2,179,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,179,000)		2,179,000
TOTAL INVESTMENT SECURITIES (Cost $22,236,755) - 99.1%		30,837,619
Net other assets (liabilities) - 0.9%		285,941
NET ASSETS - 100.0%		$31,123,560

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $1,115,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	5/30/17	1.40%	$11,740,418	$105,664
BNY Mellon Latin America 35 ADR Index	UBS AG	5/30/17	1.45%	21,645,840	193,415
				$33,386,258	$299,079

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraLatin America ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$333,216	1.1%
Airlines	507,434	1.6%
Banks	8,113,281	26.2%
Beverages	3,899,815	12.5%
Chemicals	351,198	1.1%
Construction Materials	1,115,168	3.6%
Diversified Telecommunication Services	616,033	2.0%
Electric Utilities	1,723,335	5.5%
Food & Staples Retailing	746,898	2.4%
Food Products	737,369	2.4%
Media	1,154,882	3.7%
Metals & Mining	2,939,358	9.4%
Oil, Gas & Consumable Fuels	3,989,533	12.8%
Transportation Infrastructure	816,633	2.6%
Water Utilities	336,527	1.1%
Wireless Telecommunication Services	1,277,939	4.1%
Other **	2,464,941	7.9%
Total	$31,123,560	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of April 30, 2017:

	Value	% of Net Assets
Argentina	$901,990	2.9%
Brazil	18,576,007	59.7%
Chile	2,474,180	7.9%
Colombia	463,929	1.5%
Mexico	6,242,513	20.1%
Other **	2,464,941	7.9%
Total	$31,123,560	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraChina ProFund :: Schedule of Portfolio Investments :: April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (85.7%)
21Vianet Group, Inc.*ADR (Internet Software & Services)	12,283	$66,451
500.com, Ltd.*ADR - Class A (Hotels, Restaurants & Leisure)	4,970	64,660
58.com, Inc.*ADR (Internet Software & Services)	5,041	199,523
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	8,662	1,000,461
Aluminum Corp. of China, Ltd.*ADR (Metals & Mining)	11,644	143,803
Autohome, Inc.*ADR (Internet Software & Services)	4,189	144,939
Baidu, Inc.*ADR (Internet Software & Services)	3,550	639,817
Baozun, Inc.*ADR (Internet Software & Services)	4,473	68,303
Beigene, Ltd.*ADR (Biotechnology)	3,266	133,514
Bitauto Holdings, Ltd.*ADR (Internet Software & Services)	4,402	129,067
Changyou.com, Ltd.*ADR (Software)	2,201	71,862
Cheetah Mobile, Inc.*ADR (Software)	6,177	65,106
China Eastern Airlines Corp., Ltd.ADR (Airlines)	3,763	98,402
China Life Insurance Co., Ltd.ADR (Insurance)	29,181	443,259
China Lodging Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	2,414	171,346
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	12,567	670,072
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	5,396	439,073
China Southern Airlines Co., Ltd.ADR (Airlines)	3,621	118,190
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	5,538	271,473
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	22,294	289,376
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	3,479	404,086
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	8,449	426,759
Fang Holdings, Ltd.*ADR (Internet Software & Services)	31,595	105,843
Huaneng Power International, Inc.ADR (Independent Power & Renewable Electricity Producers)	6,461	176,773
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	16,117	565,223
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	4,189	72,637
Momo, Inc.*ADR (Internet Software & Services)	3,337	126,739
Netease.com, Inc.ADR (Internet Software & Services)	1,491	395,696
NQ Mobile, Inc.*ADR (Software)	16,827	63,438
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	5,041	354,130
Semiconductor Manufacturing International Corp.*ADR (Semiconductors & Semiconductor Equipment)	34,506	217,043
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	2,556	143,085
TAL Education Group*ADR (Diversified Consumer Services)	2,343	279,075
Tarena International, Inc.*ADR (Diversified Consumer Services)	4,544	84,564
Tuniu Corp.*ADR (Hotels, Restaurants & Leisure)	9,940	81,309
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	16,898	234,375
Weibo Corp.*ADR (Internet Software & Services)	3,195	178,473
YY, Inc.*ADR (Internet Software & Services)	2,911	142,552
TOTAL COMMON STOCKS (Cost $6,273,439)		9,280,497

	Principal Amount	Value
Repurchase Agreements(a)(b) (15.0%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $1,627,095	$1,627,000	$1,627,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,627,000)		1,627,000
TOTAL INVESTMENT SECURITIES (Cost $7,900,439) - 100.7%		10,907,497
Net other assets (liabilities) - (0.7)%		(78,014)

NET ASSETS - 100.0%		$10,829,483

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $309,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	5/30/17	1.40%	$4,649,083	$(14,898)
BNY Mellon China Select ADR Index	UBS AG	5/30/17	1.20%	7,734,952	(25,076)
				$12,384,035	$(39,974)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraChina ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Airlines	$216,592	2.0%
Biotechnology	133,514	1.2%
Chemicals	143,085	1.3%
Diversified Consumer Services	363,639	3.4%
Diversified Telecommunication Services	560,849	5.2%
Hotels, Restaurants & Leisure	317,315	2.9%
Independent Power & Renewable Electricity Producers	176,773	1.6%
Insurance	443,259	4.1%
Internet & Direct Marketing Retail	1,226,357	11.3%
Internet Software & Services	3,197,864	29.5%
Metals & Mining	143,803	1.3%
Oil, Gas & Consumable Fuels	1,197,289	11.1%
Semiconductors & Semiconductor Equipment	289,680	2.7%
Software	200,406	1.9%
Wireless Telecommunication Services	670,072	6.2%
Other **	1,548,986	14.3%
Total	$10,829,483	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of April 30, 2017:

	Value	% of Net Assets
China	$9,280,497	85.7%
Other **	1,548,986	14.3%
Total	$10,829,483	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraJapan ProFund :: Schedule of Portfolio Investments :: April 30, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (91.8%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $20,410,190	$20,409,000	$20,409,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,409,000)		20,409,000
TOTAL INVESTMENT SECURITIES (Cost $20,409,000) - 91.8%		20,409,000
Net other assets (liabilities) - 8.2%		1,819,190

NET ASSETS - 100.0%		$22,228,190

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	463	6/9/17	$44,529,025	$224,117

See accompanying notes to schedules of portfolio investments.

Bear ProFund :: Schedule of Portfolio Investments :: April 30, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.1%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $44,989,623	$44,987,000	$44,987,000
TOTAL REPURCHASE AGREEMENTS (Cost $44,987,000)		44,987,000

TOTAL INVESTMENT SECURITIES (Cost $44,987,000) - 99.1%		44,987,000
Net other assets (liabilities) - 0.9%		423,900

NET ASSETS - 100.0%		$45,410,900

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $6,585,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	24	6/19/17	$2,856,300	$(23,028)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	5/30/17	(1.30)%	$(31,043,233)	$59,392
S&P 500	UBS AG	5/30/17	(1.00)%	(11,477,572)	22,203
				$(42,520,805)	$81,595

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (134.9%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $3,275,191	$3,275,000	$3,275,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,275,000)		3,275,000

TOTAL INVESTMENT SECURITIES (Cost $3,275,000) - 134.9%		3,275,000
Net other assets (liabilities) - (34.9)%		(847,040)

NET ASSETS - 100.0%		$2,427,960

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $566,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	8	6/19/17	$559,280	$(14,167)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Russell 2000 Index	Goldman Sachs International	5/30/17	(0.60)%	$(652,626)	$17,823
Russell 2000 Index	UBS AG	5/30/17	(0.45)%	(1,213,251)	14,468
				$(1,865,877)	$32,291

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.3%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $2,149,125	$2,149,000	$2,149,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,149,000)		2,149,000

TOTAL INVESTMENT SECURITIES (Cost $2,149,000) - 98.3%		2,149,000
Net other assets (liabilities) - 1.7%		37,755

NET ASSETS - 100.0%		$2,186,755

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $250,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	7	6/19/17	$781,200	$(26,079)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

NASDAQ-100 Index	Goldman Sachs International	5/30/17	(1.25)%	$(789,715)	$(1,705)
NASDAQ-100 Index	UBS AG	5/30/17	(1.00)%	(612,950)	(1,372)
				$(1,402,665)	$(3,077)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraBear ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (142.0%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $17,046,994	$17,046,000	$17,046,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,046,000)		17,046,000

TOTAL INVESTMENT SECURITIES (Cost $17,046,000) - 142.0%		17,046,000
Net other assets (liabilities) - (42.0)%		(5,042,982)

NET ASSETS - 100.0%		$12,003,018

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $5,439,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	31	6/19/17	$3,689,388	$(64,861)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

S&P 500	Goldman Sachs International	5/30/17	(1.30)%	$(4,047,062)	$26,934
S&P 500	UBS AG	5/30/17	(1.00)%	(16,283,013)	31,499
				$(20,330,075)	$58,433

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Mid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (106.1%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $2,148,125	$2,148,000	$2,148,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,148,000)		2,148,000

TOTAL INVESTMENT SECURITIES (Cost $2,148,000) - 106.1%		2,148,000
Net other assets (liabilities) - (6.1)%		(124,067)

NET ASSETS - 100.0%		$2,023,933

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $492,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	6/19/17	$172,970	$(2,017)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

S&P MidCap 400	Goldman Sachs International	5/30/17	(1.00)%	$(2,648,957)	$25,514
S&P MidCap 400	UBS AG	5/30/17	(0.95)%	(1,228,433)	14,112
				$(3,877,390)	$39,626

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (154.7%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $23,591,376	$23,590,000	$23,590,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,590,000)		23,590,000

TOTAL INVESTMENT SECURITIES (Cost $23,590,000) - 154.7%		23,590,000
Net other assets (liabilities) - (54.7)%		(8,345,705)

NET ASSETS - 100.0%		$15,244,295

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $2,149,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	26	6/19/17	$1,817,660	$(46,042)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Russell 2000 Index	Goldman Sachs International	5/30/17	(0.60)%	$(10,922,335)	$130,298
Russell 2000 Index	UBS AG	5/30/17	(0.45)%	(17,826,594)	402,631
				$(28,748,929)	$532,929

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Dow 30 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (104.2%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $5,076,296	$5,076,000	$5,076,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,076,000)		5,076,000

TOTAL INVESTMENT SECURITIES (Cost $5,076,000) - 104.2%		5,076,000
Net other assets (liabilities) - (4.2)%		(205,736)

NET ASSETS - 100.0%		$4,870,264

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $1,036,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	12	6/19/17	$1,252,320	$(2,902)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones Industrial Average	Goldman Sachs International	5/30/17	(1.15)%	$(6,111,404)	$12,109
Dow Jones Industrial Average	UBS AG	5/30/17	(1.00)%	(2,373,730)	5,744
				$(8,485,134)	$17,853

^              Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (130.1%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $22,133,291	$22,132,000	$22,132,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,132,000)		22,132,000

TOTAL INVESTMENT SECURITIES (Cost $22,132,000) - 130.1%		22,132,000
Net other assets (liabilities) - (30.1)%		(5,126,782)

NET ASSETS - 100.0%		$17,005,218

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $7,904,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	18	6/19/17	$2,008,800	$(76,462)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

NASDAQ-100 Index	Goldman Sachs International	5/30/17	(1.25)%	$(20,053,679)	$(43,304)
NASDAQ-100 Index	UBS AG	5/30/17	(1.00)%	(11,944,204)	(48,791)
				$(31,997,883)	$(92,095)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort International ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (109.8%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $3,644,212	$3,644,000	$3,644,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,644,000)		3,644,000

TOTAL INVESTMENT SECURITIES (Cost $3,644,000) - 109.8%		3,644,000
Net other assets (liabilities) - (9.8)%		(323,993)

NET ASSETS - 100.0%		$3,320,007

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $331,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

MSCI EAFE Index	Goldman Sachs International	5/30/17	(0.55)%	$(6,258,549)	$13,654
MSCI EAFE Index	UBS AG	5/30/17	(0.65)%	(379,858)	2,233
				$(6,638,407)	$15,887

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Emerging Markets ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.3%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $2,893,169	$2,893,000	$2,893,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,893,000)		2,893,000

TOTAL INVESTMENT SECURITIES (Cost $2,893,000) - 99.3%		2,893,000
Net other assets (liabilities) - 0.7%		21,629

NET ASSETS - 100.0%		$2,914,629

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $265,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	5/30/17	(0.45)%	$(3,085,703)	$1,168
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	5/30/17	(0.45)%	(2,748,758)	1,040
				$(5,834,461)	$2,208

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Latin America ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (102.7%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $10,037,585	$10,037,000	$10,037,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,037,000)		10,037,000

TOTAL INVESTMENT SECURITIES (Cost $10,037,000) - 102.7%		10,037,000
Net other assets (liabilities) - (2.7)%		(268,038)

NET ASSETS - 100.0%		$9,768,962

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $513,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	5/30/17	(0.35)%	$(4,232,218)	$(38,212)
BNY Mellon Latin America 35 ADR Index	UBS AG	5/30/17	(0.45)%	(15,334,799)	(145,273)
				$(19,567,017)	$(183,485)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort China ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.8%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $1,870,109	$1,870,000	$1,870,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,870,000)		1,870,000

TOTAL INVESTMENT SECURITIES (Cost $1,870,000) - 98.8%		1,870,000
Net other assets (liabilities) - 1.2%		22,576

NET ASSETS - 100.0%		$1,892,576

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $234,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

BNY Mellon China Select ADR Index	Goldman Sachs International	5/30/17	0.05%	$(2,437,691)	$7,714
BNY Mellon China Select ADR Index	UBS AG	5/30/17	0.30%	(1,348,598)	4,159
				$(3,786,289)	$11,873

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Japan ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (95.7%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $1,820,106	$1,820,000	$1,820,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,820,000)		1,820,000

TOTAL INVESTMENT SECURITIES (Cost $1,820,000) - 95.7%		1,820,000
Net other assets (liabilities) - 4.3%		82,607

NET ASSETS - 100.0%		$1,902,607

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	40	6/9/17	$3,847,000	$34,403

See accompanying notes to schedules of portfolio investments.

Banks UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (74.5%)
Associated Banc-Corp. (Banks)	1,960	$48,804
BancorpSouth, Inc. (Banks)	1,119	34,074
Bank of America Corp. (Banks)	130,388	3,043,255
Bank of Hawaii Corp. (Banks)	559	45,547
Bank of the Ozarks, Inc. (Banks)	1,206	57,249
BankUnited, Inc. (Banks)	1,327	46,830
BB&T Corp. (Banks)	10,531	454,729
BOK Financial Corp. (Banks)	238	20,061
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,664	24,344
Cathay General Bancorp, Inc. (Banks)	964	36,680
Citigroup, Inc. (Banks)	36,063	2,132,045
Citizens Financial Group, Inc. (Banks)	6,604	242,433
Comerica, Inc. (Banks)	2,316	163,741
Commerce Bancshares, Inc. (Banks)	1,150	63,193
Cullen/Frost Bankers, Inc. (Banks)	768	72,492
East West Bancorp, Inc. (Banks)	1,847	100,237
F.N.B. Corp. (Banks)	4,170	59,381
Fifth Third Bancorp (Banks)	9,746	238,095
First Financial Bankshares, Inc. (Banks)	836	33,398
First Horizon National Corp. (Banks)	3,029	55,590
First Republic Bank (Banks)	1,996	184,550
Fulton Financial Corp. (Banks)	2,290	42,251
Glacier Bancorp, Inc. (Banks)	989	33,408
Hancock Holding Co. (Banks)	1,104	51,557
Huntington Bancshares, Inc. (Banks)	14,137	181,802
IBERIABANK Corp. (Banks)	682	54,117
International Bancshares Corp. (Banks)	788	29,471
Investors Bancorp, Inc. (Banks)	4,005	55,469
JPMorgan Chase & Co. (Banks)	46,488	4,044,455
KeyCorp (Banks)	13,938	254,229
M&T Bank Corp. (Banks)	1,995	310,043
MB Financial, Inc. (Banks)	910	38,684
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	6,369	84,644
PacWest Bancorp (Banks)	1,559	76,999
People’s United Financial, Inc. (Banks)	4,439	77,549
PNC Financial Services Group, Inc. (Banks)	6,335	758,616
Popular, Inc. (Banks)	1,321	55,363
PrivateBancorp, Inc. (Banks)	1,041	60,139
Prosperity Bancshares, Inc. (Banks)	885	59,472
Regions Financial Corp. (Banks)	15,688	215,710
Signature Bank* (Banks)	723	100,099
SunTrust Banks, Inc. (Banks)	6,413	364,323
SVB Financial Group* (Banks)	702	123,510
Synovus Financial Corp. (Banks)	1,595	66,671
TCF Financial Corp. (Banks)	2,241	36,999
Texas Capital Bancshares, Inc.* (Banks)	661	50,302
Trustmark Corp. (Banks)	859	28,536
U.S. Bancorp (Banks)	20,702	1,061,599
UMB Financial Corp. (Banks)	577	41,827
Umpqua Holdings Corp. (Banks)	2,832	50,041
United Bankshares, Inc. (Banks)	1,349	53,825
Valley National Bancorp (Banks)	3,404	40,031
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,178	39,699
Webster Financial Corp. (Banks)	1,218	61,887
Wells Fargo & Co. (Banks)	58,549	3,152,277
Western Alliance Bancorp* (Banks)	1,256	60,162
Wintrust Financial Corp. (Banks)	703	49,815
Zions Bancorp (Banks)	2,638	105,599
TOTAL COMMON STOCKS (Cost $11,987,897)		19,127,908

	Principal Amount	Value
Repurchase Agreements(a)(b) (23.9%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $6,125,357	$6,125,000	$6,125,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,125,000)		6,125,000

TOTAL INVESTMENT SECURITIES (Cost $18,112,897) - 98.4%		25,252,908
Net other assets (liabilities) - 1.6%		406,664

NET ASSETS - 100.0%		$25,659,572

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $4,180,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	5/23/17	1.45%	$9,786,259	$(67,151)
Dow Jones U.S. Banks Index	UBS AG	5/23/17	1.30%	9,431,790	(57,171)
				$19,218,049	$(124,322)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Banks UltraSector ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Banks	$18,979,221	74.0%
Thrifts & Mortgage Finance	148,687	0.5%
Other**	6,531,664	25.5%
Total	$25,659,572	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Basic Materials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (76.7%)
AdvanSix, Inc.* (Chemicals)	486	$13,248
Air Products & Chemicals, Inc. (Chemicals)	3,737	525,049
Albemarle Corp. (Chemicals)	1,905	207,474
Alcoa Corp.* (Metals & Mining)	2,534	85,472
Allegheny Technologies, Inc. (Metals & Mining)	1,868	34,278
Ashland Global Holdings, Inc. (Chemicals)	1,108	136,838
Axalta Coating Systems, Ltd.* (Chemicals)	3,788	118,830
Cabot Corp. (Chemicals)	1,108	66,691
Carpenter Technology Corp. (Metals & Mining)	765	31,059
Celanese Corp. (Chemicals)	2,412	209,940
CF Industries Holdings, Inc. (Chemicals)	3,990	106,693
Commercial Metals Co. (Metals & Mining)	2,007	37,410
Compass Minerals International, Inc. (Metals & Mining)	600	39,600
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,078	46,724
Domtar Corp. (Paper & Forest Products)	1,121	44,448
E.I. du Pont de Nemours & Co. (Chemicals)	14,934	1,190,986
Eastman Chemical Co. (Chemicals)	2,509	200,093
Ecolab, Inc. (Chemicals)	4,533	585,165
FMC Corp. (Chemicals)	2,349	172,017
Freeport-McMoRan, Inc.* (Metals & Mining)	22,970	292,868
GCP Applied Technologies, Inc.* (Chemicals)	1,226	40,335
H.B. Fuller Co. (Chemicals)	884	46,702
Huntsman Corp. (Chemicals)	3,435	85,085
Ingevity Corp.* (Chemicals)	699	44,198
International Flavors & Fragrances, Inc. (Chemicals)	1,406	194,858
KapStone Paper & Packaging Corp. (Paper & Forest Products)	1,527	32,204
LyondellBasell Industries N.V. - Class A (Chemicals)	5,731	485,760
Minerals Technologies, Inc. (Chemicals)	642	50,525
Monsanto Co. (Chemicals)	7,586	884,602
NewMarket Corp. (Chemicals)	131	61,662
Newmont Mining Corp. (Metals & Mining)	9,193	310,815
Nucor Corp. (Metals & Mining)	5,532	339,277
Olin Corp. (Chemicals)	2,878	92,470
Platform Specialty Products Corp.* (Chemicals)	3,626	51,380
PolyOne Corp. (Chemicals)	1,421	55,717
PPG Industries, Inc. (Chemicals)	4,439	487,580
Praxair, Inc. (Chemicals)	4,933	616,526
Reliance Steel & Aluminum Co. (Metals & Mining)	1,287	101,441
Royal Gold, Inc. (Metals & Mining)	1,123	79,374
RPM International, Inc. (Chemicals)	2,345	123,253
Sensient Technologies Corp. (Chemicals)	776	63,477
Steel Dynamics, Inc. (Metals & Mining)	4,212	152,222
The Chemours Co. (Chemicals)	3,207	129,210
The Dow Chemical Co. (Chemicals)	19,281	1,210,846
The Mosaic Co. (Chemicals)	6,049	162,900
The Scotts Miracle-Gro Co. - Class A (Chemicals)	773	74,672
United States Steel Corp. (Metals & Mining)	2,997	66,893
W.R. Grace & Co. (Chemicals)	1,223	85,268
Westlake Chemical Corp. (Chemicals)	630	39,218
Worthington Industries, Inc. (Metals & Mining)	762	33,147
TOTAL COMMON STOCKS (Cost $6,481,850)		10,346,500

	Principal Amount	Value
Repurchase Agreements(a)(b) (21.3%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $2,873,168	$2,873,000	$2,873,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,873,000)		2,873,000

TOTAL INVESTMENT SECURITIES (Cost $9,354,850) - 98.0%		13,219,500
Net other assets (liabilities) - 2.0%		272,245

NET ASSETS - 100.0%		$13,491,745

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $2,215,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	5/23/17	1.45%	$4,764,330	$9,123
Dow Jones U.S. Basic Materials Index	UBS AG	5/23/17	1.30%	5,128,648	7,052
				$9,892,978	$16,175

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Basic Materials UltraSector ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Chemicals	$8,619,268	63.9%
Metals & Mining	1,603,856	11.9%
Oil, Gas & Consumable Fuels	46,724	0.3%
Paper & Forest Products	76,652	0.6%
Other**	3,145,245	23.3%
Total	$13,491,745	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Biotechnology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (75.1%)
AbbVie, Inc. (Biotechnology)	485,441	$32,009,979
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	28,765	987,502
Agios Pharmaceuticals, Inc.* (Biotechnology)	12,519	622,319
Alexion Pharmaceuticals, Inc.* (Biotechnology)	68,412	8,741,685
Alkermes PLC* (Biotechnology)	46,469	2,706,819
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	21,753	1,165,961
Amgen, Inc. (Biotechnology)	224,290	36,631,042
AquaBounty Technologies, Inc.* (Biotechnology)	423	3,287
Biogen, Inc.* (Biotechnology)	65,757	17,833,956
BioMarin Pharmaceutical, Inc.* (Biotechnology)	52,388	5,020,866
Bio-Techne Corp. (Life Sciences Tools & Services)	11,370	1,217,500
Bioverativ, Inc.* (Biotechnology)	32,868	1,932,967
Bluebird Bio, Inc.* (Biotechnology)	12,431	1,105,737
Celgene Corp.* (Biotechnology)	236,930	29,391,167
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	14,426	1,294,012
Gilead Sciences, Inc. (Biotechnology)	398,069	27,287,630
Illumina, Inc.* (Life Sciences Tools & Services)	44,562	8,237,731
Incyte Corp.* (Biotechnology)	51,531	6,404,273
Intercept Pharmaceuticals, Inc.* (Biotechnology)	5,371	603,432
Intrexon Corp.* (Biotechnology)	18,409	383,644
Ionis Pharmaceuticals, Inc.* (Biotechnology)	36,919	1,779,127
Juno Therapeutics, Inc.* (Biotechnology)	23,220	579,107
Kite Pharma, Inc.* (Biotechnology)	14,872	1,220,694
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	5,775	642,007
Myriad Genetics, Inc.* (Biotechnology)	20,744	381,482
Neurocrine Biosciences, Inc.* (Biotechnology)	26,533	1,416,862
Novavax, Inc.* (Biotechnology)	82,606	67,415
OPKO Health, Inc.* (Biotechnology)	110,379	857,645
Portola Pharmaceuticals, Inc.* (Biotechnology)	17,225	688,828
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	39,526	3,331,251
Radius Health, Inc.* (Biotechnology)	11,297	441,374
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	23,163	8,998,594
Seattle Genetics, Inc.* (Biotechnology)	29,502	2,014,987
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	11,685	752,397
United Therapeutics Corp.* (Biotechnology)	13,695	1,721,462
Vertex Pharmaceuticals, Inc.* (Biotechnology)	75,657	8,950,223
TOTAL COMMON STOCKS (Cost $115,767,684)		217,424,964
Contingent Right (NM)
Dyax Corp.*^+(a) (Biotechnology)	73,711	81,819
TOTAL CONTINGENT RIGHT (Cost $—)		81,819

	Principal Amount	Value
Repurchase Agreements(b)(c) (21.9%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $63,602,708	$63,599,000	$63,599,000
TOTAL REPURCHASE AGREEMENTS (Cost $63,599,000)		63,599,000

TOTAL INVESTMENT SECURITIES (Cost $179,366,684) - 97.0%		281,105,783
Net other assets (liabilities) - 3.0%		8,842,106

NET ASSETS - 100.0%		$289,947,889

*                           Non-income producing security.

^                            The Advisor has deemed this security to be illiquid.  As of April 30, 2017, this security represented 0.028% of the net assets of the Fund.

+                           This security was fair valued based on procedures approved by the Board of Trustees.  As of April 30, 2017, this security represented 0.028% of the net assets of the Fund.

(a)                   No explicit expiration date, expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $38,473,000.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	5/23/17	1.45%	$108,267,543	$1,665,942
Dow Jones U.S. Biotechnology Index	UBS AG	5/23/17	1.45%	109,202,534	1,718,970
				$217,470,077	$3,384,912

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Biotechnology UltraSector ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Biotechnology	$203,426,289	70.2%
Life Sciences Tools & Services	14,080,494	4.9%
Other**	72,441,106	24.9%
Total	$289,947,889	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Consumer Goods UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (76.4%)
Activision Blizzard, Inc. (Software)	7,478	$390,725
Adient PLC (Auto Components)	1,095	80,548
Altria Group, Inc. (Tobacco)	20,984	1,506,232
Archer-Daniels-Midland Co. (Food Products)	6,094	278,801
Autoliv, Inc. (Auto Components)	899	90,071
Avon Products, Inc.* (Personal Products)	4,655	22,577
B&G Foods, Inc. - Class A (Food Products)	633	26,586
BorgWarner, Inc. (Auto Components)	2,073	87,646
Brown-Forman Corp. - Class A (Beverages)	594	28,548
Brown-Forman Corp. - Class B (Beverages)	1,973	93,362
Brunswick Corp. (Leisure Products)	905	51,359
Bunge, Ltd. (Food Products)	1,466	115,858
CalAtlantic Group, Inc. (Household Durables)	829	30,026
Campbell Soup Co. (Food Products)	2,045	117,669
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	555	51,082
Church & Dwight Co., Inc. (Household Products)	2,827	140,021
Coach, Inc. (Textiles, Apparel & Luxury Goods)	2,939	115,767
Colgate-Palmolive Co. (Household Products)	9,513	685,317
ConAgra Foods, Inc. (Food Products)	4,377	169,740
Constellation Brands, Inc. - Class A (Beverages)	1,783	307,639
Cooper Tire & Rubber Co. (Auto Components)	573	21,946
D.R. Horton, Inc. (Household Durables)	3,713	122,121
Dana Holding Corp. (Auto Components)	1,486	28,858
Darling Ingredients, Inc.* (Food Products)	1,748	26,447
Dean Foods Co. (Food Products)	910	17,963
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	311	18,532
Delphi Automotive PLC (Auto Components)	2,891	232,437
Dr. Pepper Snapple Group, Inc. (Beverages)	2,000	183,300
Edgewell Personal Care Co.* (Personal Products)	594	42,465
Electronic Arts, Inc.* (Software)	3,404	322,767
Energizer Holdings, Inc. (Household Products)	613	36,308
Flowers Foods, Inc. (Food Products)	2,003	39,279
Ford Motor Co. (Automobiles)	42,075	482,600
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	527	9,091
General Mills, Inc. (Food Products)	6,305	362,601
General Motors Co. (Automobiles)	14,696	509,070
Gentex Corp. (Auto Components)	3,141	64,862
Genuine Parts Co. (Distributors)	1,677	154,318
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	534	12,656
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	4,054	88,418
Harley-Davidson, Inc. (Automobiles)	1,970	111,916
Hasbro, Inc. (Leisure Products)	1,174	116,355
Helen of Troy, Ltd.* (Household Durables)	289	27,166
Herbalife, Ltd.* (Personal Products)	819	51,810
Herman Miller, Inc. (Commercial Services & Supplies)	604	19,992
HNI Corp. (Commercial Services & Supplies)	535	25,017
Hormel Foods Corp. (Food Products)	2,892	101,451
Ingredion, Inc. (Food Products)	828	102,523
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,418	24,673
Kellogg Co. (Food Products)	2,647	187,937
Kimberly-Clark Corp. (Household Products)	3,782	490,715
Lamb Weston Holding, Inc. (Food Products)	1,463	61,080
Lancaster Colony Corp. (Food Products)	257	32,356
Lear Corp. (Auto Components)	818	116,696
Leggett & Platt, Inc. (Household Durables)	1,441	75,710
Lennar Corp. - B Shares (Household Durables)	42	1,790
Lennar Corp. - Class A (Household Durables)	2,259	114,080
Leucadia National Corp. (Diversified Financial Services)	3,471	88,129
LKQ Corp.* (Distributors)	3,402	106,278
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,153	59,956
Mattel, Inc. (Leisure Products)	3,724	83,492
McCormick & Co., Inc. (Food Products)	1,182	118,082
Mead Johnson Nutrition Co. - Class A (Food Products)	2,001	177,529
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,738	64,880
Mohawk Industries, Inc.* (Household Durables)	618	145,100
Molson Coors Brewing Co. - Class B (Beverages)	2,005	192,259
Mondelez International, Inc. - Class A (Food Products)	16,438	740,203
Monster Beverage Corp.* (Beverages)	4,328	196,405
Newell Rubbermaid, Inc. (Household Durables)	5,192	247,866
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	14,359	795,631
Nu Skin Enterprises, Inc. - Class A (Personal Products)	559	30,874
NVR, Inc.* (Household Durables)	15	31,669
PepsiCo, Inc. (Beverages)	15,318	1,735,223
Philip Morris International, Inc. (Tobacco)	16,718	1,853,023
Pinnacle Foods, Inc. (Food Products)	1,201	69,838
Polaris Industries, Inc. (Leisure Products)	598	50,985
Pool Corp. (Distributors)	523	62,561
Post Holdings, Inc.* (Food Products)	623	52,450
PulteGroup, Inc. (Household Durables)	3,135	71,070
PVH Corp. (Textiles, Apparel & Luxury Goods)	860	86,886
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	589	47,544
Reynolds American, Inc. (Tobacco)	8,926	575,727
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,441	36,385
Snap-on, Inc. (Machinery)	596	99,848
Snyder’s-Lance, Inc. (Food Products)	889	31,346

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Spectrum Brands Holdings, Inc. (Household Products)	278	$39,957
Stanley Black & Decker, Inc. (Machinery)	1,695	230,775
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	578	21,993
Take-Two Interactive Software, Inc.* (Software)	1,129	70,958
Tempur Sealy International, Inc.* (Household Durables)	547	25,682
Tenneco, Inc. (Auto Components)	583	36,746
Tesla Motors, Inc.* (Automobiles)	1,399	439,384
The Clorox Co. (Household Products)	1,417	189,439
The Coca-Cola Co. (Beverages)	41,733	1,800,779
The Estee Lauder Cos., Inc. - Class A (Personal Products)	2,342	204,081
The Goodyear Tire & Rubber Co. (Auto Components)	2,642	95,720
The Hain Celestial Group, Inc.* (Food Products)	1,138	42,095
The Hershey Co. (Food Products)	1,467	158,729
The JM Smucker Co. - Class A (Food Products)	1,194	151,304
The Kraft Heinz Co. (Food Products)	6,376	576,327
The Middleby Corp.* (Machinery)	594	80,861
The Procter & Gamble Co. (Household Products)	27,622	2,412,228
Thor Industries, Inc. (Automobiles)	552	53,091
Toll Brothers, Inc. (Household Durables)	1,674	60,247
TreeHouse Foods, Inc.* (Food Products)	591	51,772
Tupperware Brands Corp. (Household Durables)	564	40,501
Tyson Foods, Inc. - Class A (Food Products)	3,139	201,712
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	2,002	43,023
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	2,005	38,917
V.F. Corp. (Textiles, Apparel & Luxury Goods)	3,504	191,424
Vista Outdoor, Inc.* (Leisure Products)	592	11,580
Visteon Corp.* (Auto Components)	315	32,429
WABCO Holdings, Inc.* (Machinery)	567	67,399
Whirlpool Corp. (Household Durables)	840	155,971
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,108	26,714
TOTAL COMMON STOCKS (Cost $21,463,927)		24,229,957

	Principal Amount	Value
Repurchase Agreements(a)(b) (24.5%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $7,778,454	$7,778,000	$7,778,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,778,000)		7,778,000

TOTAL INVESTMENT SECURITIES (Cost $29,241,927) - 100.9%		32,007,957
Net other assets (liabilities) - (0.9)%		(297,716)

NET ASSETS - 100.0%		$31,710,241

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $4,764,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	5/23/17	1.45%	$11,283,003	$(75,363)
Dow Jones U.S. Consumer Goods Index	UBS AG	5/23/17	1.30%	11,995,149	(75,030)
				$23,278,152	$(150,393)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Goods UltraSector ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Auto Components	$887,959	2.8%
Automobiles	1,596,061	5.0%
Beverages	4,537,514	14.3%
Commercial Services & Supplies	45,009	0.1%
Distributors	323,157	1.0%
Diversified Financial Services	88,129	0.3%
Food Products	4,011,678	12.7%
Household Durables	1,148,999	3.6%
Household Products	3,993,985	12.6%
Leisure Products	313,771	1.0%
Machinery	478,883	1.5%
Personal Products	351,807	1.1%
Software	784,450	2.5%
Textiles, Apparel & Luxury Goods	1,733,573	5.5%
Tobacco	3,934,982	12.4%
Other**	7,480,284	23.6%
Total	$31,710,241	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Consumer Services UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (70.8%)
Aaron’s, Inc. (Specialty Retail)	789	$28,357
Abercrombie & Fitch Co. - Class A (Specialty Retail)	839	10,060
Acxiom Corp.* (IT Services)	968	27,975
Advance Auto Parts, Inc. (Specialty Retail)	915	130,058
Alaska Air Group, Inc. (Airlines)	1,531	130,273
Allegiant Travel Co. (Airlines)	163	23,700
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	4,912	4,543,552
AMC Networks, Inc.* - Class A (Media)	698	41,657
American Airlines Group, Inc. (Airlines)	6,253	266,503
American Eagle Outfitters, Inc. (Specialty Retail)	2,120	29,871
AmerisourceBergen Corp. (Health Care Providers & Services)	2,048	168,038
Aramark (Hotels, Restaurants & Leisure)	3,049	111,349
Asbury Automotive Group, Inc.* (Specialty Retail)	233	14,260
Ascena Retail Group, Inc.* (Specialty Retail)	2,102	8,219
AutoNation, Inc.* (Specialty Retail)	814	34,188
AutoZone, Inc.* (Specialty Retail)	353	244,343
Avis Budget Group, Inc.* (Road & Rail)	1,067	32,543
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	745	36,930
Bed Bath & Beyond, Inc. (Specialty Retail)	1,864	72,230
Best Buy Co., Inc. (Specialty Retail)	3,359	174,030
Big Lots, Inc. (Multiline Retail)	553	27,921
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,276	27,676
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	546	41,562
Brinker International, Inc. (Hotels, Restaurants & Leisure)	606	26,779
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	216	34,031
Burlington Stores, Inc.* (Specialty Retail)	876	86,654
Cabela’s, Inc.* - Class A (Specialty Retail)	637	34,780
Cable One, Inc. (Media)	58	39,548
Cardinal Health, Inc. (Health Care Providers & Services)	3,913	284,045
CarMax, Inc.* (Specialty Retail)	2,321	135,779
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	5,184	320,216
Casey’s General Stores, Inc. (Food & Staples Retailing)	486	54,466
CBS Corp. (Media)	94	6,322
CBS Corp. - Class B (Media)	4,613	307,041
Charter Communications, Inc.* - Class A (Media)	2,668	920,887
Chemed Corp. (Health Care Providers & Services)	202	40,679
Chico’s FAS, Inc. (Specialty Retail)	1,603	22,153
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	357	169,386
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	445	27,902
Cinemark Holdings, Inc. (Media)	1,312	56,678
Comcast Corp. - Class A (Media)	58,700	2,300,452
Copart, Inc.* (Commercial Services & Supplies)	2,536	78,362
Costco Wholesale Corp. (Food & Staples Retailing)	5,444	966,419
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	298	47,737
CST Brands, Inc. (Specialty Retail)	939	45,344
CVS Health Corp. (Food & Staples Retailing)	12,722	1,048,802
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,540	131,193
Delta Air Lines, Inc. (Airlines)	9,064	411,868
DeVry Education Group, Inc. (Diversified Consumer Services)	710	26,874
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,091	55,150
Dillard’s, Inc. - Class A (Multiline Retail)	293	16,223
Discovery Communications, Inc.* - Class A (Media)	1,893	54,481
Discovery Communications, Inc.* - Class C (Media)	2,676	74,874
Dish Network Corp.* - Class A (Media)	2,814	181,334
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	718	37,860
Dollar General Corp. (Multiline Retail)	3,152	229,182
Dollar Tree, Inc.* (Multiline Retail)	2,928	242,351
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	596	108,108
DSW, Inc. - Class A (Specialty Retail)	834	17,197
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,140	63,680
Expedia, Inc. (Internet & Direct Marketing Retail)	1,495	199,911
Five Below, Inc.* (Specialty Retail)	681	33,451
Foot Locker, Inc. (Specialty Retail)	1,642	126,992
GameStop Corp. - Class A (Specialty Retail)	1,264	28,680
Gannett Co., Inc. (Media)	1,409	11,779
Genesco, Inc.* (Specialty Retail)	246	13,112
GNC Holdings, Inc. - Class A (Specialty Retail)	848	6,597
Graham Holdings Co. - Class B (Diversified Consumer Services)	58	34,899
Grand Canyon Education, Inc.* (Diversified Consumer Services)	592	44,495
Group 1 Automotive, Inc. (Specialty Retail)	247	17,031
Groupon, Inc.* (Internet & Direct Marketing Retail)	4,880	19,130
H & R Block, Inc. (Diversified Consumer Services)	2,569	63,685
Hertz Global Holdings, Inc.* (Road & Rail)	906	14,940
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	712	23,831
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	2,373	139,936
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,267	14,571
HSN, Inc. (Internet & Direct Marketing Retail)	396	14,612

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hyatt Hotels Corp.* - Class A (Hotels, Restaurants & Leisure)	493	$27,362
IHS Markit, Ltd.* (Professional Services)	4,208	182,627
J.C. Penney Co., Inc.* (Multiline Retail)	3,824	20,573
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	392	39,972
JetBlue Airways Corp.* (Airlines)	4,180	91,249
John Wiley & Sons, Inc. - Class A (Media)	557	29,354
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,714	74,765
Kohl’s Corp. (Multiline Retail)	2,189	85,437
L Brands, Inc. (Specialty Retail)	2,979	157,321
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	4,535	267,520
Liberty Broadband Corp.* - Class A (Media)	326	29,317
Liberty Broadband Corp.* - Class C (Media)	835	76,119
Liberty Expedia Holdings* - Class A (Internet & Direct Marketing Retail)	671	32,416
Liberty Global PLC* - Class A (Media)	3,186	112,848
Liberty Global PLC* - Class B (Media)	16	586
Liberty Global PLC* - Class C (Media)	7,921	274,146
Liberty Interactive Corp.* - Class G (Internet & Direct Marketing Retail)	5,502	116,532
Liberty LiLAC Group* - Class A (Media)	633	13,591
Liberty LiLAC Group* - Class C (Media)	1,496	32,673
Liberty Media Group* - Class A (Media)	273	9,257
Liberty Media Group* - Class C (Media)	542	18,981
Liberty SiriusXM Group* - Class A (Media)	1,079	41,110
Liberty SiriusXM Group* - Class C (Media)	2,183	82,932
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	894	13,142
Liberty Ventures* - Class A (Internet & Direct Marketing Retail)	1,006	54,173
Lions Gate Entertainment Corp. - Class A (Media)	734	19,209
Lions Gate Entertainment Corp.* - Class B (Media)	1,368	32,627
Lithia Motors, Inc. - Class A (Specialty Retail)	297	28,378
Live Nation Entertainment, Inc.* (Media)	1,640	52,742
Lowe’s Cos., Inc. (Specialty Retail)	10,741	911,696
Macy’s, Inc. (Multiline Retail)	3,772	110,218
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	3,901	368,346
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	302	33,274
McDonald’s Corp. (Hotels, Restaurants & Leisure)	10,158	1,421,408
McKesson Corp. (Health Care Providers & Services)	2,630	363,702
Meredith Corp. (Media)	454	26,582
MGM Resorts International (Hotels, Restaurants & Leisure)	5,982	183,707
Murphy USA, Inc.* (Specialty Retail)	430	29,915
Netflix, Inc.* (Internet & Direct Marketing Retail)	5,338	812,444
News Corp. - Class A (Media)	4,734	60,216
News Corp. - Class B (Media)	1,486	19,318
Nielsen Holdings PLC (Professional Services)	4,168	171,430
Nordstrom, Inc. (Multiline Retail)	1,413	68,206
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,029	109,424
Office Depot, Inc. (Specialty Retail)	6,385	31,733
Omnicom Group, Inc. (Media)	2,909	238,887
O’Reilly Automotive, Inc.* (Specialty Retail)	1,137	282,147
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	265	82,860
Regal Entertainment Group - Class A (Media)	1,296	28,603
Rite Aid Corp.* (Food & Staples Retailing)	13,050	52,200
Rollins, Inc. (Commercial Services & Supplies)	1,190	46,208
Ross Stores, Inc. (Specialty Retail)	4,888	317,720
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	2,078	221,515
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,781	33,875
Scripps Networks Interactive, Inc. - Class A (Media)	1,185	88,543
Service Corp. International (Diversified Consumer Services)	2,335	75,233
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,671	63,664
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	417	21,642
Signet Jewelers, Ltd. (Specialty Retail)	863	56,820
Sinclair Broadcast Group, Inc. - Class A (Media)	905	35,702
Sirius XM Holdings, Inc. (Media)	21,054	104,217
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	1,052	65,866
Sotheby’s* - Class A (Diversified Consumer Services)	572	27,090
Southwest Airlines Co. (Airlines)	7,631	429,015
Spirit Airlines, Inc.* (Airlines)	860	49,252
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,591	35,495
Staples, Inc. (Specialty Retail)	8,069	78,834
Starbucks Corp. (Hotels, Restaurants & Leisure)	18,076	1,085,645
Sysco Corp. (Food & Staples Retailing)	6,164	325,891
Target Corp. (Multiline Retail)	6,898	385,252
TEGNA, Inc. (Media)	2,663	67,853
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	798	37,410
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	551	35,352
The Dun & Bradstreet Corp. (Professional Services)	457	50,092
The Gap, Inc. (Specialty Retail)	2,721	71,290
The Home Depot, Inc. (Specialty Retail)	15,109	2,358,516
The Interpublic Group of Cos., Inc. (Media)	4,870	114,786
The Kroger Co. (Food & Staples Retailing)	11,460	339,789
The Madison Square Garden Co.* - Class A (Media)	181	36,520
The New York Times Co. - Class A (Media)	1,512	21,848

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	610	$1,126,560
The TJX Cos., Inc. (Specialty Retail)	8,086	635,883
The Walt Disney Co. (Media)	18,043	2,085,771
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,389	35,214
Tiffany & Co. (Specialty Retail)	1,328	121,711
Time Warner, Inc. (Media)	9,604	953,389
Time, Inc. (Media)	1,230	18,696
Tractor Supply Co. (Specialty Retail)	1,621	100,356
Tribune Media Co. - Class A (Media)	911	33,306
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	1,401	63,059
Twenty-First Century Fox, Inc. - Class A (Media)	13,052	398,608
Twenty-First Century Fox, Inc. - Class B (Media)	6,041	180,384
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	726	204,325
United Continental Holdings, Inc.* (Airlines)	3,551	249,316
United Natural Foods, Inc.* (Food & Staples Retailing)	627	26,039
Urban Outfitters, Inc.* (Specialty Retail)	1,096	25,076
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	496	98,039
VCA, Inc.* (Health Care Providers & Services)	1,008	92,303
Viacom, Inc. - Class A (Media)	116	5,174
Viacom, Inc. - Class B (Media)	4,310	183,434
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	10,576	915,247
Wal-Mart Stores, Inc. (Food & Staples Retailing)	18,677	1,404,137
Whole Foods Market, Inc. (Food & Staples Retailing)	3,951	143,698
Williams-Sonoma, Inc. (Specialty Retail)	1,002	54,158
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	1,302	124,094
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	986	121,288
Yelp, Inc.* (Internet Software & Services)	749	26,522
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	4,169	274,112
TOTAL COMMON STOCKS (Cost $26,390,751)		39,541,893

	Principal Amount	Value
Repurchase Agreements(a)(b) (28.0%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $15,647,912	$15,647,000	$15,647,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,647,000)		15,647,000

TOTAL INVESTMENT SECURITIES (Cost $42,037,751) - 98.8%		55,188,893
Net other assets (liabilities) - 1.2%		676,710

NET ASSETS - 100.0%		$55,865,603

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $8,743,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Consumer Services Index	Goldman Sachs International	5/23/17	1.45%	$22,790,829	$272,007
Dow Jones U.S. Consumer Services Index	UBS AG	5/23/17	1.30%	21,381,260	239,964
				$44,172,089	$511,971

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Services UltraSector ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Airlines	$1,651,176	3.0%
Commercial Services & Supplies	199,335	0.4%
Diversified Consumer Services	392,073	0.7%
Electronic Equipment, Instruments & Components	37,860	0.1%
Food & Staples Retailing	5,312,183	9.5%
Health Care Providers & Services	948,767	1.7%
Hotels, Restaurants & Leisure	5,864,232	10.5%
Internet & Direct Marketing Retail	7,017,173	12.6%
Internet Software & Services	26,522	NM
IT Services	27,975	0.1%
Media	9,522,382	16.9%
Multiline Retail	1,185,363	2.1%
Professional Services	404,149	0.7%
Road & Rail	47,483	0.1%
Specialty Retail	6,868,290	12.3%
Trading Companies & Distributors	36,930	0.1%
Other**	16,323,710	29.2%
Total	$55,865,603	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Financials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (76.9%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	444	$12,912
Affiliated Managers Group, Inc. (Capital Markets)	364	60,275
Aflac, Inc. (Insurance)	2,199	164,661
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	1,699	35,798
Alexander & Baldwin, Inc. (Real Estate Management & Development)	259	11,917
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	485	54,567
Alleghany Corp.* (Insurance)	153	93,437
Allied World Assurance Company Holdings, A.G. (Insurance)	468	24,846
Ally Financial, Inc. (Consumer Finance)	2,499	49,480
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	728	34,500
American Express Co. (Consumer Finance)	4,141	328,175
American Financial Group, Inc. (Insurance)	329	32,015
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	1,283	29,573
American International Group, Inc. (Insurance)	5,070	308,814
American Tower Corp. (Equity Real Estate Investment Trusts)	2,257	284,246
Ameriprise Financial, Inc. (Capital Markets)	933	119,284
AmTrust Financial Services, Inc. (Insurance)	668	10,721
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	5,550	65,545
Aon PLC (Insurance)	1,416	169,693
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	766	33,505
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	759	14,216
Arch Capital Group, Ltd.* (Insurance)	623	60,412
Arthur J. Gallagher & Co. (Insurance)	979	54,638
Aspen Insurance Holdings, Ltd. (Insurance)	395	20,678
Associated Banc-Corp. (Banks)	911	22,684
Assurant, Inc. (Insurance)	353	33,973
Assured Guaranty, Ltd. (Insurance)	699	26,653
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	768	145,797
Axis Capital Holdings, Ltd. (Insurance)	481	31,698
BancorpSouth, Inc. (Banks)	450	13,703
Bank of America Corp. (Banks)	54,470	1,271,331
Bank of Hawaii Corp. (Banks)	225	18,333
Bank of the Ozarks, Inc. (Banks)	508	24,115
BankUnited, Inc. (Banks)	636	22,444
BB&T Corp. (Banks)	4,452	192,237
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	10,321	1,705,132
BlackRock, Inc. - Class A (Capital Markets)	613	235,741
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	544	16,799
BOK Financial Corp. (Banks)	207	17,448
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	931	117,865
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	945	16,037
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,407	27,788
Brown & Brown, Inc. (Insurance)	545	23,381
Camden Property Trust (Equity Real Estate Investment Trusts)	472	38,860
Capital One Financial Corp. (Consumer Finance)	2,588	208,023
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	665	9,729
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	438	11,769
Cathay General Bancorp, Inc. (Banks)	347	13,203
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	902	8,344
CBOE Holdings, Inc. (Capital Markets)	514	42,359
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,596	57,152
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	977	19,892
Chubb, Ltd. (Insurance)	2,441	335,028
Cincinnati Financial Corp. (Insurance)	892	64,304
CIT Group, Inc. (Banks)	1,014	46,958
Citigroup, Inc. (Banks)	15,002	886,918
Citizens Financial Group, Inc. (Banks)	2,673	98,126
CME Group, Inc. (Capital Markets)	1,784	207,283
CNO Financial Group, Inc. (Insurance)	932	19,637
Colony NorthStar, Inc. - Class A (Equity Real Estate Investment Trusts)	2,928	38,269
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	621	13,973
Comerica, Inc. (Banks)	952	67,306
Commerce Bancshares, Inc. (Banks)	471	25,881
Corecivic, Inc. (Equity Real Estate Investment Trusts)	573	19,740
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	139	13,601
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	582	19,055
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,366	20,087
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,991	188,348
CubeSmart (Equity Real Estate Investment Trusts)	995	25,213
Cullen/Frost Bankers, Inc. (Banks)	364	34,358
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	427	23,331
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	907	7,737
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	515	26,038
DDR Corp. (Equity Real Estate Investment Trusts)	1,667	18,020
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	996	10,966
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	788	90,494
Discover Financial Services (Consumer Finance)	2,041	127,746
Donnelley Financial Solutions, Inc.* (Capital Markets)	61	1,355

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	848	$31,944
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,942	53,852
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	373	19,228
E*TRADE Financial Corp.* (Capital Markets)	1,536	53,069
East West Bancorp, Inc. (Banks)	835	45,315
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	133	10,407
Eaton Vance Corp. (Capital Markets)	545	23,397
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	330	12,794
EPR Properties (Equity Real Estate Investment Trusts)	437	31,774
Equinix, Inc. (Equity Real Estate Investment Trusts)	375	156,637
Equity Commonwealth* (Equity Real Estate Investment Trusts)	636	20,346
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	413	33,416
Equity Residential (Equity Real Estate Investment Trusts)	2,056	132,776
Erie Indemnity Co. - Class A (Insurance)	183	22,659
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	452	110,500
Everest Re Group, Ltd. (Insurance)	208	52,356
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	655	49,472
F.N.B. Corp. (Banks)	1,792	25,518
FactSet Research Systems, Inc. (Capital Markets)	194	31,672
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	319	41,754
Federated Investors, Inc. - Class B (Capital Markets)	522	14,000
Fifth Third Bancorp (Banks)	4,076	99,577
Financial Engines, Inc. (Capital Markets)	369	15,683
First American Financial Corp. (Insurance)	694	30,127
First Financial Bankshares, Inc. (Banks)	457	18,257
First Horizon National Corp. (Banks)	1,328	24,364
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	569	16,012
First Republic Bank (Banks)	935	86,450
FNF Group (Insurance)	1,509	61,794
Forest City Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,155	26,103
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	395	9,215
Franklin Resources, Inc. (Capital Markets)	1,836	79,150
Fulton Financial Corp. (Banks)	935	17,251
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,144	39,811
Genworth Financial, Inc.* - Class A (Insurance)	2,764	11,167
GGP, Inc. (Equity Real Estate Investment Trusts)	3,218	69,541
Glacier Bancorp, Inc. (Banks)	363	12,262
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	801	22,260
Hancock Holding Co. (Banks)	440	20,548
Hartford Financial Services Group, Inc. (Insurance)	2,123	102,668
HCP, Inc. (Equity Real Estate Investment Trusts)	2,465	77,278
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	561	18,401
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	811	25,863
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	612	31,139
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	837	26,642
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,965	71,172
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	743	25,529
Huntington Bancshares, Inc. (Banks)	5,819	74,832
IBERIABANK Corp. (Banks)	307	24,360
Intercontinental Exchange, Inc. (Capital Markets)	3,333	200,647
International Bancshares Corp. (Banks)	378	14,137
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	513	8,367
Invesco, Ltd. (Capital Markets)	2,220	73,127
Investors Bancorp, Inc. (Banks)	1,681	23,282
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,245	43,276
Janus Capital Group, Inc. (Capital Markets)	831	11,351
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	251	28,830
JPMorgan Chase & Co. (Banks)	19,384	1,686,409
Kemper Corp. (Insurance)	285	11,215
KeyCorp (Banks)	5,883	107,306
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	573	40,414
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,241	45,470
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	433	8,816
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	425	30,630
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	528	15,080
Lazard, Ltd. - Class A (Capital Markets)	693	29,757
Legg Mason, Inc. (Capital Markets)	464	17,344
LendingClub Corp.* (Consumer Finance)	1,781	10,419
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,155	11,746
Liberty Property Trust (Equity Real Estate Investment Trusts)	863	35,012
Life Storage, Inc. (Equity Real Estate Investment Trusts)	263	20,617
Lincoln National Corp. (Insurance)	1,243	81,951
Loews Corp. (Insurance)	1,549	72,214
LPL Financial Holdings, Inc. (Capital Markets)	391	16,438
M&T Bank Corp. (Banks)	934	145,153

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	495	$13,390
Markel Corp.* (Insurance)	138	133,805
MarketAxess Holdings, Inc. (Capital Markets)	175	33,691
Marsh & McLennan Cos., Inc. (Insurance)	2,731	202,449
MasterCard, Inc. - Class A (IT Services)	5,185	603,119
MB Financial, Inc. (Banks)	310	13,178
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,796	23,474
Mercury General Corp. (Insurance)	164	10,084
MetLife, Inc. (Insurance)	5,832	302,156
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,113	17,559
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,795	18,919
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	532	52,780
Moody’s Corp. (Capital Markets)	854	101,045
Morgan Stanley (Capital Markets)	7,716	334,643
MSCI, Inc. - Class A (Capital Markets)	502	50,361
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	197	14,414
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	866	36,563
Navient Corp. (Consumer Finance)	1,500	22,800
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,662	27,706
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,666	35,431
Northern Trust Corp. (Capital Markets)	1,143	102,870
Old Republic International Corp. (Insurance)	1,236	25,560
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,159	38,247
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	779	20,379
PacWest Bancorp (Banks)	595	29,387
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,015	16,646
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	679	17,430
Parkway, Inc. (Equity Real Estate Investment Trusts)	226	4,554
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	320	9,523
People’s United Financial, Inc. (Banks)	1,828	31,935
Physicians Realty Trust (Equity Real Estate Investment Trusts)	907	17,813
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	847	18,507
PNC Financial Services Group, Inc. (Banks)	2,643	316,499
Popular, Inc. (Banks)	633	26,529
Potlatch Corp. (Equity Real Estate Investment Trusts)	204	9,190
PRA Group, Inc.* (Consumer Finance)	262	8,436
Primerica, Inc. (Insurance)	255	21,369
Principal Financial Group, Inc. (Insurance)	1,463	95,285
PrivateBancorp, Inc. (Banks)	398	22,992
ProAssurance Corp. (Insurance)	329	20,365
Prologis, Inc. (Equity Real Estate Investment Trusts)	2,873	156,320
Prosperity Bancshares, Inc. (Banks)	293	19,690
Prudential Financial, Inc. (Insurance)	2,284	244,457
Public Storage (Equity Real Estate Investment Trusts)	886	185,510
Quality Care Properties* (Equity Real Estate Investment Trusts)	532	9,230
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,137	19,193
Raymond James Financial, Inc. (Capital Markets)	674	50,226
Rayonier, Inc. (Equity Real Estate Investment Trusts)	626	17,666
Realogy Holdings Corp. (Real Estate Management & Development)	820	25,051
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,500	87,525
Regency Centers Corp. (Equity Real Estate Investment Trusts)	854	53,956
Regions Financial Corp. (Banks)	6,606	90,833
Reinsurance Group of America, Inc. (Insurance)	440	55,018
RenaissanceRe Holdings, Ltd. (Insurance)	208	29,571
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,358	18,116
RLI Corp. (Insurance)	181	10,357
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	642	13,797
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	308	19,644
S&P Global, Inc. (Capital Markets)	1,375	184,511
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	617	78,044
SEI Investments Co. (Capital Markets)	732	37,120
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,365	29,375
Signature Bank* (Banks)	334	46,242
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,785	294,988
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	601	63,063
SLM Corp.* (Consumer Finance)	2,276	28,541
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	2,617	24,652
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,383	31,380
State Street Corp. (Capital Markets)	1,976	165,786
Stifel Financial Corp.* (Capital Markets)	280	13,684
STORE Capital Corp. (Equity Real Estate Investment Trusts)	922	22,119
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	268	22,407
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,192	17,749
SunTrust Banks, Inc. (Banks)	2,695	153,103
SVB Financial Group* (Banks)	321	56,477
Synchrony Financial (Consumer Finance)	4,272	118,762
Synovus Financial Corp. (Banks)	619	25,874
T. Rowe Price Group, Inc. (Capital Markets)	1,226	86,911

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	558	$17,404
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	402	25,145
TCF Financial Corp. (Banks)	902	14,892
TD Ameritrade Holding Corp. (Capital Markets)	1,220	46,689
Texas Capital Bancshares, Inc.* (Banks)	293	22,297
The Allstate Corp. (Insurance)	2,037	165,588
The Bank of New York Mellon Corp. (Capital Markets)	5,537	260,571
The Charles Schwab Corp. (Capital Markets)	6,503	252,642
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	624	20,792
The Goldman Sachs Group, Inc. (Capital Markets)	2,090	467,742
The Hanover Insurance Group, Inc. (Insurance)	224	19,772
The Howard Hughes Corp.* (Real Estate Management & Development)	160	19,698
The Macerich Co. (Equity Real Estate Investment Trusts)	605	37,770
The NASDAQ OMX Group, Inc. (Capital Markets)	547	37,672
The Progressive Corp. (Insurance)	3,185	126,508
The St Joe Co.* (Real Estate Management & Development)	342	5,985
The Travelers Cos., Inc. (Insurance)	1,585	192,831
The Western Union Co. (IT Services)	2,591	51,457
Torchmark Corp. (Insurance)	690	52,930
Trustmark Corp. (Banks)	276	9,169
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,863	18,611
U.S. Bancorp (Banks)	8,664	444,290
UDR, Inc. (Equity Real Estate Investment Trusts)	1,462	54,591
UMB Financial Corp. (Banks)	237	17,180
Umpqua Holdings Corp. (Banks)	1,195	21,116
United Bankshares, Inc. (Banks)	571	22,783
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	850	23,341
Unum Group (Insurance)	1,283	59,441
Urban Edge Properties (Equity Real Estate Investment Trusts)	514	13,107
Validus Holdings, Ltd. (Insurance)	391	21,614
Valley National Bancorp (Banks)	1,428	16,793
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,933	123,731
VEREIT, Inc. (Equity Real Estate Investment Trusts)	5,305	44,403
Visa, Inc. - Class A (IT Services)	10,109	922,143
Vornado Realty Trust (Equity Real Estate Investment Trusts)	915	88,060
Voya Financial, Inc. (Diversified Financial Services)	1,086	40,595
W.R. Berkley Corp. (Insurance)	565	38,409
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	440	7,916
Washington Federal, Inc. (Thrifts & Mortgage Finance)	489	16,479
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,046	9,205
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	345	10,926
Webster Financial Corp. (Banks)	516	26,218
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	575	18,843
Wells Fargo & Co. (Banks)	24,459	1,316,874
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,011	143,666
Western Alliance Bancorp* (Banks)	542	25,962
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	4,062	137,580
White Mountains Insurance Group, Ltd. (Insurance)	45	38,652
Willis Towers Watson PLC (Insurance)	669	88,723
Wintrust Financial Corp. (Banks)	321	22,746
WP Carey, Inc. (Equity Real Estate Investment Trusts)	658	41,191
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	664	11,593
XL Group, Ltd. (Insurance)	1,440	60,264
Zions Bancorp (Banks)	1,018	40,751
TOTAL COMMON STOCKS (Cost $17,789,250)		25,118,902

	Principal Amount	Value
Repurchase Agreements(a)(b) (23.6%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $7,708,449	$7,708,000	$7,708,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,708,000)		7,708,000

TOTAL INVESTMENT SECURITIES (Cost $25,497,250) - 100.5%		32,826,902
Net other assets (liabilities) - (0.5)%		(172,683)

NET ASSETS - 100.0%		$32,654,219

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $5,046,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Financials Index	Goldman Sachs International	5/23/17	1.45%	$11,321,822	$(78,740)
Dow Jones U.S. Financials Index	UBS AG	5/23/17	1.40%	12,538,739	(86,281)
				$23,860,561	$(165,021)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Financials UltraSector ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Banks	$8,013,876	24.4%
Capital Markets	3,466,012	10.6%
Consumer Finance	902,382	2.8%
Diversified Financial Services	1,745,727	5.3%
Equity Real Estate Investment Trusts	4,980,460	15.3%
Insurance	3,935,948	12.1%
IT Services	1,576,719	4.8%
Mortgage Real Estate Investment Trusts	249,394	0.8%
Real Estate Management & Development	148,633	0.5%
Thrifts & Mortgage Finance	99,751	0.3%
Other**	7,535,317	23.1%
Total	$32,654,219	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Health Care UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (68.8%)
Abbott Laboratories (Health Care Equipment & Supplies)	16,129	$703,870
AbbVie, Inc. (Biotechnology)	14,882	981,319
ABIOMED, Inc.* (Health Care Equipment & Supplies)	375	48,870
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	708	30,855
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	879	30,176
Aetna, Inc. (Health Care Providers & Services)	3,096	418,177
Agios Pharmaceuticals, Inc.* (Biotechnology)	384	19,089
Akorn, Inc.* (Pharmaceuticals)	815	27,262
Alere, Inc.* (Health Care Equipment & Supplies)	814	40,024
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,092	267,316
Align Technology, Inc.* (Health Care Equipment & Supplies)	702	94,503
Alkermes PLC* (Biotechnology)	1,419	82,657
Allergan PLC (Pharmaceuticals)	3,133	764,013
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	667	35,751
Amgen, Inc. (Biotechnology)	6,875	1,122,826
Anthem, Inc. (Health Care Providers & Services)	2,471	439,566
AquaBounty Technologies, Inc.* (Biotechnology)	12	93
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	672	206,627
Baxter International, Inc. (Health Care Equipment & Supplies)	4,537	252,620
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	1,988	371,696
Biogen, Inc.* (Biotechnology)	2,015	546,488
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,610	154,302
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	193	42,124
Bio-Techne Corp. (Life Sciences Tools & Services)	348	37,264
Bioverativ, Inc.* (Biotechnology)	1,008	59,280
Bluebird Bio, Inc.* (Biotechnology)	379	33,712
Boston Scientific Corp.* (Health Care Equipment & Supplies)	12,729	335,791
Bristol-Myers Squibb Co. (Pharmaceuticals)	15,613	875,109
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	1,733	22,512
Bruker Corp. (Life Sciences Tools & Services)	989	24,122
Catalent, Inc.* (Pharmaceuticals)	1,165	34,111
Celgene Corp.* (Biotechnology)	7,259	900,479
Centene Corp.* (Health Care Providers & Services)	1,610	119,784
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	446	40,006
Cigna Corp. (Health Care Providers & Services)	2,396	374,663
Community Health Systems, Inc.* (Health Care Providers & Services)	1,059	9,118
Danaher Corp. (Health Care Equipment & Supplies)	5,695	474,564
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	1,457	100,548
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	2,146	135,713
DexCom, Inc.* (Health Care Equipment & Supplies)	792	61,744
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,985	217,695
Eli Lilly & Co. (Pharmaceuticals)	9,063	743,710
Endo International PLC* (Pharmaceuticals)	1,852	21,057
Envision Healthcare Corp.* (Health Care Providers & Services)	1,101	61,689
Express Scripts Holding Co.* (Health Care Providers & Services)	5,657	347,000
Gilead Sciences, Inc. (Biotechnology)	12,204	836,584
Haemonetics Corp.* (Health Care Equipment & Supplies)	486	20,354
Halyard Health, Inc.* (Health Care Equipment & Supplies)	440	17,380
HCA Holdings, Inc.* (Health Care Providers & Services)	2,694	226,862
Healthcare Services Group, Inc. (Commercial Services & Supplies)	679	31,173
HealthSouth Corp. (Health Care Providers & Services)	832	39,021
Henry Schein, Inc.* (Health Care Providers & Services)	735	127,743
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	552	41,753
Hologic, Inc.* (Health Care Equipment & Supplies)	2,612	117,932
Horizon Pharma PLC* (Pharmaceuticals)	1,506	23,162
Humana, Inc. (Health Care Providers & Services)	1,391	308,774
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	823	138,042
Illumina, Inc.* (Life Sciences Tools & Services)	1,364	252,149
Impax Laboratories, Inc.* (Pharmaceuticals)	687	9,652
Incyte Corp.* (Biotechnology)	1,579	196,238
Intercept Pharmaceuticals, Inc.* (Biotechnology)	165	18,538
Intrexon Corp.* (Biotechnology)	561	11,691
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	342	285,868
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,134	54,647
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	556	88,560
Johnson & Johnson (Pharmaceuticals)	25,328	3,127,249
Juno Therapeutics, Inc.* (Biotechnology)	709	17,682
Kite Pharma, Inc.* (Biotechnology)	458	37,593
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	958	134,264
LifePoint Health, Inc.* (Health Care Providers & Services)	371	23,058
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	177	19,677

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Magellan Health, Inc.* (Health Care Providers & Services)	217	$14,930
Mallinckrodt PLC* (Pharmaceuticals)	980	45,982
MEDNAX, Inc.* (Health Care Providers & Services)	873	52,694
Medtronic PLC (Health Care Equipment & Supplies)	12,776	1,061,558
Merck & Co., Inc. (Pharmaceuticals)	25,621	1,596,957
Molina Healthcare, Inc.* (Health Care Providers & Services)	394	19,617
Mylan N.V.* (Pharmaceuticals)	4,303	160,717
Myriad Genetics, Inc.* (Biotechnology)	638	11,733
Neurocrine Biosciences, Inc.* (Biotechnology)	815	43,521
Novavax, Inc.* (Biotechnology)	2,531	2,066
NuVasive, Inc.* (Health Care Equipment & Supplies)	474	34,370
OPKO Health, Inc.* (Biotechnology)	3,381	26,270
Owens & Minor, Inc. (Health Care Providers & Services)	566	19,612
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	348	16,895
PAREXEL International Corp.* (Life Sciences Tools & Services)	477	30,447
Patterson Cos., Inc. (Health Care Providers & Services)	772	34,346
Perrigo Co. PLC (Pharmaceuticals)	1,339	99,006
Pfizer, Inc. (Pharmaceuticals)	55,557	1,884,493
Portola Pharmaceuticals, Inc.* (Biotechnology)	526	21,035
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	495	28,418
Quest Diagnostics, Inc. (Health Care Providers & Services)	1,287	135,791
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	1,209	101,895
Radius Health, Inc.* (Biotechnology)	345	13,479
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	708	275,051
ResMed, Inc. (Health Care Equipment & Supplies)	1,323	89,951
Seattle Genetics, Inc.* (Biotechnology)	901	61,538
STERIS PLC (Health Care Equipment & Supplies)	796	58,745
Stryker Corp. (Health Care Equipment & Supplies)	2,887	393,700
Teleflex, Inc. (Health Care Equipment & Supplies)	414	85,652
Tenet Healthcare Corp.* (Health Care Providers & Services)	741	11,611
TESARO, Inc.* (Biotechnology)	320	47,229
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	460	92,152
The Medicines Co.* (Pharmaceuticals)	667	32,896
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	3,647	602,958
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	357	22,987
United Therapeutics Corp.* (Biotechnology)	415	52,166
UnitedHealth Group, Inc. (Health Care Providers & Services)	8,980	1,570,421
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	834	100,714
Varex Imaging Corp.* (Health Care Equipment & Supplies)	348	11,679
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	870	78,944
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,321	274,574
Waters Corp.* (Life Sciences Tools & Services)	743	126,228
WellCare Health Plans, Inc.* (Health Care Providers & Services)	409	62,745
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	683	62,856
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,875	224,344
Zoetis, Inc. (Pharmaceuticals)	4,589	257,489
TOTAL COMMON STOCKS (Cost $19,885,084)		27,968,003
Contingent Right (NM)
Dyax Corp.*^+(a) (Biotechnology)	1,873	2,079
TOTAL CONTINGENT RIGHT (Cost $—)		2,079

	Principal Amount	Value
Repurchase Agreements(b)(c) (30.1%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $12,203,712	$12,203,000	$12,203,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,203,000)		12,203,000

TOTAL INVESTMENT SECURITIES (Cost $32,088,084) - 98.9%		40,173,082
Net other assets (liabilities) - 1.1%		427,564

NET ASSETS - 100.0%		$40,600,646

*                           Non-income producing security.

^                            The Advisor has deemed this security to be illiquid.  As of April 30, 2017, this security represented 0.005% of the net assets of the Fund.

+                           This security was fair valued based on procedures approved by the Board of Trustees.  As of April 30, 2017, this security represented 0.005% of the net assets of the Fund.

(a)                   No explicit expiration date, expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $6,663,000.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Health Care Index	Goldman Sachs International	5/23/17	1.45%	$16,375,312	$246,536
Dow Jones U.S. Health Care Index	UBS AG	5/23/17	1.30%	16,583,439	247,072
				$32,958,751	$493,608

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Health Care UltraSector ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Biotechnology	$6,279,866	15.5%
Commercial Services & Supplies	31,173	0.1%
Health Care Equipment & Supplies	5,758,997	14.2%
Health Care Providers & Services	4,806,115	11.8%
Life Sciences Tools & Services	1,257,193	3.1%
Pharmaceuticals	9,836,738	24.1%
Other**	12,630,564	31.2%
Total	$40,600,646	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Industrials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (74.0%)
3M Co. (Industrial Conglomerates)	1,980	$387,743
A.O. Smith Corp. (Building Products)	453	24,408
Accenture PLC - Class A (IT Services)	2,029	246,119
Actuant Corp. - Class A (Machinery)	196	5,351
Acuity Brands, Inc. (Electrical Equipment)	128	22,541
AECOM Technology Corp.* (Construction & Engineering)	489	16,729
AGCO Corp. (Machinery)	230	14,718
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,028	56,591
Air Lease Corp. (Trading Companies & Distributors)	290	11,061
Allegion PLC (Building Products)	290	22,806
Alliance Data Systems Corp. (IT Services)	181	45,183
Allison Transmission Holdings, Inc. (Machinery)	498	19,263
AMETEK, Inc. (Electrical Equipment)	752	43,014
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,033	74,697
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	128	10,438
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	106	6,784
AptarGroup, Inc. (Containers & Packaging)	210	16,863
Arconic, Inc. (Aerospace & Defense)	1,421	38,836
Armstrong World Industries, Inc.* (Building Products)	153	7,153
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	260	18,330
Automatic Data Processing, Inc. (IT Services)	1,458	152,346
Avery Dennison Corp. (Containers & Packaging)	263	21,884
Avnet, Inc. (Electronic Equipment, Instruments & Components)	439	16,985
Ball Corp. (Containers & Packaging)	577	44,366
Belden, Inc. (Electronic Equipment, Instruments & Components)	120	8,364
Bemis Co., Inc. (Containers & Packaging)	276	12,401
Berry Plastics Group, Inc.* (Containers & Packaging)	435	21,750
Booz Allen Hamilton Holding Corp. (IT Services)	465	16,707
Broadridge Financial Solutions, Inc. (IT Services)	392	27,416
BWX Technologies, Inc. (Aerospace & Defense)	306	15,046
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	495	35,987
Carlisle Cos., Inc. (Industrial Conglomerates)	220	22,306
Caterpillar, Inc. (Machinery)	1,937	198,077
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	310	9,325
Cintas Corp. (Commercial Services & Supplies)	317	38,823
Clean Harbors, Inc.* (Commercial Services & Supplies)	164	9,530
Cognex Corp. (Electronic Equipment, Instruments & Components)	316	26,967
Colfax Corp.* (Machinery)	302	12,222
Conduent, Inc.* (IT Services)	556	9,068
Convergys Corp. (IT Services)	285	6,415
CoreLogic, Inc.* (IT Services)	309	13,207
CoStar Group, Inc.* (Internet Software & Services)	77	18,549
Covanta Holding Corp. (Commercial Services & Supplies)	446	6,489
Crane Co. (Machinery)	156	12,466
Crown Holdings, Inc.* (Containers & Packaging)	488	27,372
CSX Corp. (Road & Rail)	3,045	154,808
Cummins, Inc. (Machinery)	486	73,357
Curtiss-Wright Corp. (Aerospace & Defense)	130	12,150
Deere & Co. (Machinery)	967	107,927
Deluxe Corp. (Commercial Services & Supplies)	148	10,643
DigitalGlobe, Inc.* (Aerospace & Defense)	210	6,762
Donaldson Co., Inc. (Machinery)	453	20,965
Dover Corp. (Machinery)	489	38,572
Eagle Materials, Inc. (Construction Materials)	148	14,204
Eaton Corp. PLC (Electrical Equipment)	1,462	110,586
EMCOR Group, Inc. (Construction & Engineering)	198	13,017
Emerson Electric Co. (Electrical Equipment)	2,130	128,397
EnerSys (Electrical Equipment)	125	10,389
Equifax, Inc. (Professional Services)	399	53,988
Esterline Technologies Corp.* (Aerospace & Defense)	64	5,853
Euronet Worldwide, Inc.* (IT Services)	165	13,632
Expeditors International of Washington, Inc. (Air Freight & Logistics)	600	33,654
Fastenal Co. (Trading Companies & Distributors)	950	42,446
FedEx Corp. (Air Freight & Logistics)	822	155,933
Fidelity National Information Services, Inc. (IT Services)	1,058	89,073
First Data Corp.* (IT Services)	641	10,012
Fiserv, Inc.* (IT Services)	685	81,611
FleetCor Technologies, Inc.* (IT Services)	278	39,237
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	473	17,373
Flowserve Corp. (Machinery)	447	22,739
Fluor Corp. (Construction & Engineering)	486	24,941
Fortive Corp. (Machinery)	1,003	63,450
Fortune Brands Home & Security, Inc. (Building Products)	479	30,531
FTI Consulting, Inc.* (Professional Services)	115	3,978
GATX Corp. (Trading Companies & Distributors)	107	6,409
Generac Holdings, Inc.* (Electrical Equipment)	212	7,456
General Dynamics Corp. (Aerospace & Defense)	929	180,031
General Electric Co. (Industrial Conglomerates)	28,585	828,680
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	206	13,959
Genpact, Ltd. (IT Services)	467	11,404

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Global Payments, Inc. (IT Services)	475	$38,836
Graco, Inc. (Machinery)	182	19,629
Graphic Packaging Holding Co. (Containers & Packaging)	1,053	14,300
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	694	27,968
HEICO Corp. (Aerospace & Defense)	118	8,386
HEICO Corp. - Class A (Aerospace & Defense)	115	7,050
Hexcel Corp. (Aerospace & Defense)	272	14,076
Hillenbrand, Inc. (Machinery)	216	7,970
Honeywell International, Inc. (Industrial Conglomerates)	2,512	329,424
Hub Group, Inc.* - Class A (Air Freight & Logistics)	81	3,171
Hubbell, Inc. (Electrical Equipment)	162	18,327
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	137	27,522
IDEX Corp. (Machinery)	272	28,495
Illinois Tool Works, Inc. (Machinery)	1,052	145,270
Ingersoll-Rand PLC (Machinery)	817	72,509
International Paper Co. (Containers & Packaging)	1,359	73,344
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	99	12,506
Itron, Inc.* (Electronic Equipment, Instruments & Components)	80	5,188
ITT, Inc. (Machinery)	257	10,827
J.B. Hunt Transport Services, Inc. (Road & Rail)	251	22,505
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	609	17,673
Jack Henry & Associates, Inc. (IT Services)	279	27,041
Jacobs Engineering Group, Inc. (Construction & Engineering)	404	22,187
Johnson Controls International PLC (Building Products)	3,100	128,867
Kansas City Southern Industries, Inc. (Road & Rail)	340	30,624
KBR, Inc. (Construction & Engineering)	502	7,053
Kennametal, Inc. (Machinery)	290	12,058
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	603	22,570
Kirby Corp.* (Marine)	172	12,143
KLX, Inc.* (Aerospace & Defense)	166	7,852
L3 Technologies, Inc. (Aerospace & Defense)	279	47,924
Landstar System, Inc. (Road & Rail)	118	10,083
Lennox International, Inc. (Building Products)	104	17,201
Lincoln Electric Holdings, Inc. (Machinery)	208	18,518
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	101	15,569
Lockheed Martin Corp. (Aerospace & Defense)	842	226,877
Louisiana-Pacific Corp.* (Paper & Forest Products)	439	11,300
LSC Communications, Inc. (Commercial Services & Supplies)	102	2,639
Macquarie Infrastructure Corp. (Transportation Infrastructure)	269	21,889
ManpowerGroup, Inc. (Professional Services)	234	23,629
Martin Marietta Materials, Inc. (Construction Materials)	213	46,900
Masco Corp. (Building Products)	1,021	37,797
MAXIMUS, Inc. (IT Services)	221	13,479
MDU Resources Group, Inc. (Multi-Utilities)	668	17,969
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	116	59,557
Moog, Inc.* - Class A (Aerospace & Defense)	75	5,149
MRC Global, Inc.* (Trading Companies & Distributors)	287	5,232
MSA Safety, Inc. (Commercial Services & Supplies)	71	5,527
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	132	11,818
Mueller Industries, Inc. (Machinery)	189	6,056
National Instruments Corp. (Electronic Equipment, Instruments & Components)	338	11,800
NeuStar, Inc.* - Class A (IT Services)	178	5,910
Nordson Corp. (Machinery)	171	21,409
Norfolk Southern Corp. (Road & Rail)	956	112,320
Northrop Grumman Corp. (Aerospace & Defense)	575	141,427
NOW, Inc.* (Trading Companies & Distributors)	343	5,834
Old Dominion Freight Line, Inc. (Road & Rail)	241	21,333
Orbital ATK, Inc. (Aerospace & Defense)	189	18,711
Oshkosh Corp. (Machinery)	265	18,388
Owens Corning (Building Products)	365	22,210
Owens-Illinois, Inc.* (Containers & Packaging)	519	11,325
PACCAR, Inc. (Machinery)	1,157	77,207
Packaging Corp. of America (Containers & Packaging)	284	28,054
Parker-Hannifin Corp. (Machinery)	459	73,807
Paychex, Inc. (IT Services)	1,016	60,228
PayPal Holdings, Inc.* (IT Services)	3,650	174,179
Pentair PLC (Machinery)	542	34,964
PerkinElmer, Inc. (Life Sciences Tools & Services)	354	21,031
Quanta Services, Inc.* (Construction & Engineering)	470	16,657
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	244	3,067
Raytheon Co. (Aerospace & Defense)	967	150,088
Regal Beloit Corp. (Electrical Equipment)	132	10,408
Republic Services, Inc. - Class A (Commercial Services & Supplies)	757	47,683
Robert Half International, Inc. (Professional Services)	434	19,986
Rockwell Automation, Inc. (Electrical Equipment)	438	68,919
Rockwell Collins, Inc. (Aerospace & Defense)	491	51,108
Roper Technologies, Inc. (Industrial Conglomerates)	318	69,547

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ryder System, Inc. (Road & Rail)	170	$11,545
Sabre Corp. (IT Services)	642	15,029
Sealed Air Corp. (Containers & Packaging)	659	29,009
Sensata Technologies Holding N.V.* (Electrical Equipment)	558	22,978
Silgan Holdings, Inc. (Containers & Packaging)	99	6,001
Sonoco Products Co. (Containers & Packaging)	306	16,007
Spirit AeroSystems Holdings, Inc. - Class A (Aerospace & Defense)	407	23,264
Stericycle, Inc.* (Commercial Services & Supplies)	312	26,626
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,177	91,065
Teledyne Technologies, Inc.* (Aerospace & Defense)	89	12,000
Terex Corp. (Machinery)	336	11,753
Tetra Tech, Inc. (Commercial Services & Supplies)	188	8,263
Textron, Inc. (Aerospace & Defense)	865	40,361
The Advisory Board Co.* (Professional Services)	111	5,672
The Boeing Co. (Aerospace & Defense)	1,861	343,968
The Sherwin-Williams Co. (Chemicals)	295	98,730
The Timken Co. (Machinery)	244	11,773
The Toro Co. (Machinery)	347	22,527
The Valspar Corp. (Chemicals)	258	29,010
Total System Services, Inc. (IT Services)	532	30,489
TransDigm Group, Inc. (Aerospace & Defense)	153	37,750
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	854	30,257
Trinity Industries, Inc. (Machinery)	475	12,778
Triumph Group, Inc. (Aerospace & Defense)	153	4,009
Union Pacific Corp. (Road & Rail)	2,679	299,940
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	2,259	242,752
United Rentals, Inc.* (Trading Companies & Distributors)	309	33,885
United Technologies Corp. (Aerospace & Defense)	2,459	292,596
Universal Display Corp. (Electronic Equipment, Instruments & Components)	131	11,705
USG Corp.* (Building Products)	268	8,120
Valmont Industries, Inc. (Construction & Engineering)	101	15,387
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	362	6,711
Verisk Analytics, Inc.* - Class A (Professional Services)	486	40,246
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	462	7,554
Vulcan Materials Co. (Construction Materials)	455	55,000
W.W. Grainger, Inc. (Trading Companies & Distributors)	173	33,337
Wabtec Corp. (Machinery)	317	26,593
Waste Management, Inc. (Commercial Services & Supplies)	1,329	96,725
Watsco, Inc. (Trading Companies & Distributors)	67	9,300
Welbilt, Inc.* (Machinery)	482	9,881
WESCO International, Inc.* (Trading Companies & Distributors)	119	7,253
WestRock Co. (Containers & Packaging)	845	45,258
WEX, Inc.* (IT Services)	103	10,450
Woodward, Inc. (Machinery)	179	12,113
XPO Logistics, Inc.* (Air Freight & Logistics)	294	14,521
Xylem, Inc. (Machinery)	597	30,692
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	168	15,837
TOTAL COMMON STOCKS (Cost $6,745,962)		9,655,667

	Principal Amount	Value
Repurchase Agreements(a)(b) (22.9%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $2,982,174	$2,982,000	$2,982,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,982,000)		2,982,000

TOTAL INVESTMENT SECURITIES (Cost $9,727,962) - 96.9%		12,637,667
Net other assets (liabilities) - 3.1%		400,300

NET ASSETS - 100.0%		$13,037,967

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $1,833,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Industrials Index	Goldman Sachs International	5/23/17	1.45%	$4,874,503	$18,007
Dow Jones U.S. Industrials Index	UBS AG	5/23/17	1.30%	5,008,797	20,347
				$9,883,300	$38,354

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Industrials UltraSector ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$1,718,796	13.1%
Air Freight & Logistics	486,018	3.7%
Building Products	299,093	2.3%
Chemicals	127,740	1.0%
Commercial Services & Supplies	256,015	2.0%
Construction & Engineering	125,296	1.0%
Construction Materials	116,104	0.9%
Containers & Packaging	367,934	2.8%
Electrical Equipment	443,015	3.4%
Electronic Equipment, Instruments & Components	421,589	3.2%
Industrial Conglomerates	1,637,700	12.6%
Internet Software & Services	18,549	0.1%
IT Services	1,137,071	8.7%
Life Sciences Tools & Services	137,179	1.1%
Machinery	1,274,324	9.8%
Marine	12,143	0.1%
Multi-Utilities	17,969	0.1%
Paper & Forest Products	11,300	0.1%
Professional Services	147,499	1.1%
Road & Rail	677,117	5.2%
Trading Companies & Distributors	201,327	1.5%
Transportation Infrastructure	21,889	0.2%
Other**	3,382,300	26.0%
Total	$13,037,967	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Internet UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (68.1%)
2U, Inc.* (Internet Software & Services)	18,629	$845,757
8x8, Inc.* (Software)	44,599	648,915
Akamai Technologies, Inc.* (Internet Software & Services)	25,770	1,570,424
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	68,286	817,383
Alphabet, Inc.* - Class A (Internet Software & Services)	3,715	3,434,592
Alphabet, Inc.* - Class C (Internet Software & Services)	3,694	3,346,616
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	6,248	5,779,338
Arista Networks, Inc.* (Communications Equipment)	9,550	1,333,562
Blucora, Inc.* (Internet Software & Services)	29,062	536,194
Box, Inc.* - Class A (Internet Software & Services)	37,897	653,344
Citrix Systems, Inc.* (Software)	21,682	1,754,941
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	18,169	817,605
Cornerstone OnDemand, Inc.* (Internet Software & Services)	19,637	771,341
E*TRADE Financial Corp.* (Capital Markets)	44,099	1,523,621
eBay, Inc.* (Internet Software & Services)	75,698	2,529,070
Ebix, Inc. (Software)	10,401	641,742
Endurance International Group Holdings, Inc.* (Internet Software & Services)	54,249	412,292
Expedia, Inc. (Internet & Direct Marketing Retail)	15,081	2,016,631
Facebook, Inc.* - Class A (Internet Software & Services)	37,929	5,698,833
GoDaddy, Inc.* - Class A (Internet Software & Services)	20,654	803,854
Groupon, Inc.* (Internet & Direct Marketing Retail)	173,401	679,732
Hubspot, Inc.* (Software)	13,022	873,125
IAC/InterActiveCorp* (Internet Software & Services)	16,312	1,354,059
j2 Global, Inc. (Internet Software & Services)	12,672	1,143,521
Juniper Networks, Inc. (Communications Equipment)	58,068	1,746,105
LogMeIn, Inc. (Internet Software & Services)	11,997	1,355,661
Netflix, Inc.* (Internet & Direct Marketing Retail)	23,265	3,540,933
NETGEAR, Inc.* (Communications Equipment)	13,899	655,338
Pandora Media, Inc.* (Internet Software & Services)	76,552	830,589
PayPal Holdings, Inc.* (IT Services)	68,892	3,287,526
Salesforce.com, Inc.* (Software)	37,398	3,220,716
Sonus Networks, Inc.* (Communications Equipment)	58,002	445,455
TD Ameritrade Holding Corp. (Capital Markets)	39,105	1,496,548
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	26,375	1,187,139
TrueCar, Inc.* (Internet Software & Services)	35,506	622,065
Twitter, Inc.* (Internet Software & Services)	98,858	1,629,180
Veeva Systems, Inc.* - Class A (Health Care Technology)	25,157	1,348,919
VeriSign, Inc.* (Internet Software & Services)	16,323	1,451,441
Vonage Holdings Corp.* (Diversified Telecommunication Services)	103,057	691,512
Web.com Group, Inc.* (Internet Software & Services)	29,834	575,796
Yahoo!, Inc.* (Internet Software & Services)	59,382	2,862,806
TOTAL COMMON STOCKS (Cost $35,924,525)		66,934,221

	Principal Amount	Value
Repurchase Agreements(a)(b) (28.0%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $27,558,607	$27,557,000	$27,557,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,557,000)		27,557,000

TOTAL INVESTMENT SECURITIES (Cost $63,481,525) - 96.1%		94,491,221
Net other assets (liabilities) - 3.9%		3,838,212

NET ASSETS - 100.0%		$98,329,433

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $15,585,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Internet Composite Index	Goldman Sachs International	5/23/17	1.45%	$41,034,886	$1,036,413
Dow Jones Internet Composite Index	UBS AG	5/23/17	1.30%	39,761,091	1,018,793
				$80,795,977	$2,055,206

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Internet UltraSector ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Capital Markets	$3,020,169	3.1%
Communications Equipment	4,180,460	4.3%
Diversified Telecommunication Services	1,509,117	1.5%
Health Care Technology	2,166,302	2.2%
Internet & Direct Marketing Retail	13,203,773	13.4%
Internet Software & Services	32,427,435	33.0%
IT Services	3,287,526	3.3%
Software	7,139,439	7.3%
Other**	31,395,212	31.9%
Total	$98,329,433	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Mobile Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (35.1%)
Sprint Corp.* (Wireless Telecommunication Services)	123,081	$1,111,421
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	18,066	496,092
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	55,654	3,743,845
TOTAL COMMON STOCKS (Cost $3,578,302)		5,351,358

	Principal Amount	Value
Repurchase Agreements(a)(b) (21.5%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $3,269,191	$3,269,000	$3,269,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,269,000)		3,269,000

TOTAL INVESTMENT SECURITIES (Cost $6,847,302) - 56.6%		8,620,358
Net other assets (liabilities) - 43.4%		6,604,309

NET ASSETS - 100.0%		$15,224,667

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $456,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Mobile Telecommunications Index	Goldman Sachs International	5/23/17	1.45%	$4,235,553	$69,080
Dow Jones U.S. Mobile Telecommunications Index	UBS AG	5/23/17	1.30%	13,226,789	173,597
				$17,462,342	$242,677

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Mobile Telecommunications UltraSector ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Wireless Telecommunication Services	$5,351,358	35.1%
Other**	9,873,309	64.9%
Total	$15,224,667	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil & Gas UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (76.2%)
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	7,469	$425,882
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	1,927	40,833
Apache Corp. (Oil, Gas & Consumable Fuels)	5,077	246,945
Baker Hughes, Inc. (Energy Equipment & Services)	5,682	337,340
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	6,353	147,644
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	820	20,623
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,182	144,304
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	10,182	53,557
Chevron Corp. (Oil, Gas & Consumable Fuels)	25,304	2,699,937
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,271	148,300
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,981	250,913
ConocoPhillips (Oil, Gas & Consumable Fuels)	16,520	791,473
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,149	48,729
Core Laboratories N.V. (Energy Equipment & Services)	589	65,273
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	7,012	276,904
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	860	12,401
Diamondback Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,206	120,407
Dril-Quip, Inc.* (Energy Equipment & Services)	506	26,084
Energen Corp.* (Oil, Gas & Consumable Fuels)	1,298	67,483
Ensco PLCADR - Class A (Energy Equipment & Services)	4,051	31,962
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	7,710	713,175
EQT Corp. (Oil, Gas & Consumable Fuels)	2,320	134,885
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	55,417	4,524,797
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,040	30,732
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,120	33,666
Halliburton Co. (Energy Equipment & Services)	11,589	531,703
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,449	87,867
Hess Corp. (Oil, Gas & Consumable Fuels)	3,599	175,739
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	2,371	66,720
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	25,660	529,366
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	11,322	168,358
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	7,057	359,484
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,166	56,706
Nabors Industries, Ltd. (Energy Equipment & Services)	3,812	39,416
National Oilwell Varco, Inc. (Energy Equipment & Services)	5,064	177,088
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	2,658	92,020
Noble Corp. PLC (Energy Equipment & Services)	3,271	15,701
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	6,079	196,534
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	3,175	37,910
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	10,212	628,446
Oceaneering International, Inc. (Energy Equipment & Services)	1,312	34,624
OGE Energy Corp. (Electric Utilities)	2,669	92,828
Oil States International, Inc.* (Energy Equipment & Services)	686	20,409
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	2,814	148,045
Parsley Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	2,962	88,238
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,229	48,247
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,455	32,476
Phillips 66 (Oil, Gas & Consumable Fuels)	5,895	469,006
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	2,269	392,514
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,205	37,851
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,517	66,675
Rice Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,137	45,497
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	1,677	23,595
Schlumberger, Ltd. (Energy Equipment & Services)	18,632	1,352,498
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	708	23,576
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,310	29,593
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	6,658	50,002
Superior Energy Services, Inc.* (Energy Equipment & Services)	2,041	24,655
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	2,594	143,007
TechnipFMC PLC* (Energy Equipment & Services)	6,237	187,921
Tesoro Corp. (Oil, Gas & Consumable Fuels)	1,563	124,587
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	11,037	338,063
Transocean, Ltd.* (Energy Equipment & Services)	5,201	57,367
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	974	40,421

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6,029	$389,534
Weatherford International PLC* (Energy Equipment & Services)	13,145	75,847
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	1,059	36,525
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	3,732	30,976
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	938	34,547
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,295	63,169
TOTAL COMMON STOCKS (Cost $8,531,038)		19,059,600

	Principal Amount	Value
Repurchase Agreements(a)(b) (25.8%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $6,458,377	$6,458,000	$6,458,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,458,000)		6,458,000

TOTAL INVESTMENT SECURITIES (Cost $14,989,038) - 102.0%		25,517,600
Net other assets (liabilities) - (2.0)%		(492,176)

NET ASSETS - 100.0%		$25,025,424

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $4,501,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	5/23/17	1.45%	$8,822,214	$(55,652)
Dow Jones U.S. Oil & Gas Index	UBS AG	5/23/17	1.45%	9,651,031	(44,972)
				$18,473,245	$(100,624)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Oil & Gas UltraSector ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Electric Utilities	$92,828	0.4%
Energy Equipment & Services	3,190,419	12.7%
Oil, Gas & Consumable Fuels	15,745,621	63.0%
Semiconductors & Semiconductor Equipment	30,732	0.1%
Other**	5,965,824	23.8%
Total	$25,025,424	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil Equipment, Services & Distribution UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (69.5%)
Baker Hughes, Inc. (Energy Equipment & Services)	13,120	$778,934
Core Laboratories N.V. (Energy Equipment & Services)	1,360	150,715
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,977	28,508
Dril-Quip, Inc.* (Energy Equipment & Services)	1,155	59,540
Ensco PLCADR - Class A (Energy Equipment & Services)	9,333	73,637
Halliburton Co. (Energy Equipment & Services)	26,733	1,226,511
Helmerich & Payne, Inc. (Energy Equipment & Services)	3,336	202,295
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	59,205	1,221,398
Nabors Industries, Ltd. (Energy Equipment & Services)	8,787	90,858
National Oilwell Varco, Inc. (Energy Equipment & Services)	11,669	408,065
Noble Corp. PLC (Energy Equipment & Services)	7,553	36,254
Oceaneering International, Inc. (Energy Equipment & Services)	3,029	79,935
OGE Energy Corp. (Electric Utilities)	6,162	214,314
Oil States International, Inc.* (Energy Equipment & Services)	1,575	46,856
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	6,490	341,439
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,140	111,255
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	3,879	54,578
Schlumberger, Ltd. (Energy Equipment & Services)	42,995	3,121,008
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	1,629	54,246
Superior Energy Services, Inc.* (Energy Equipment & Services)	4,702	56,800
TechnipFMC PLC* (Energy Equipment & Services)	14,375	433,119
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	25,458	779,779
Transocean, Ltd.* (Energy Equipment & Services)	12,005	132,415
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	2,237	92,836
Weatherford International PLC* (Energy Equipment & Services)	30,308	174,877
TOTAL COMMON STOCKS (Cost $7,812,248)		9,970,172

	Principal Amount	Value
Repurchase Agreements(a)(b) (35.2%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $5,045,294	$5,045,000	$5,045,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,045,000)		5,045,000

TOTAL INVESTMENT SECURITIES (Cost $12,857,248) - 104.7%		15,015,172
Net other assets (liabilities) - (4.7)%		(678,637)

NET ASSETS - 100.0%		$14,336,535

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $2,350,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil Equipment, Services & Distribution Index	Goldman Sachs International	5/23/17	1.45%	$5,914,976	$(95,153)
Dow Jones U.S. Oil Equipment, Services & Distribution Index	UBS AG	5/23/17	1.30%	5,613,868	(73,409)
				$11,528,844	$(168,562)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Electric Utilities	$214,314	1.5%
Energy Equipment & Services	7,358,996	51.3%
Oil, Gas & Consumable Fuels	2,396,862	16.7%
Other**	4,366,363	30.5%
Total	$14,336,535	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Pharmaceuticals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (63.0%)
Akorn, Inc.* (Pharmaceuticals)	624	$20,873
Allergan PLC (Pharmaceuticals)	2,411	587,946
Bristol-Myers Squibb Co. (Pharmaceuticals)	12,024	673,945
Catalent, Inc.* (Pharmaceuticals)	899	26,323
Eli Lilly & Co. (Pharmaceuticals)	6,981	572,861
Endo International PLC* (Pharmaceuticals)	1,425	16,202
Horizon Pharma PLC* (Pharmaceuticals)	1,159	17,825
Impax Laboratories, Inc.* (Pharmaceuticals)	532	7,475
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	430	68,490
Johnson & Johnson (Pharmaceuticals)	19,506	2,408,406
Mallinckrodt PLC* (Pharmaceuticals)	755	35,425
Merck & Co., Inc. (Pharmaceuticals)	19,738	1,230,270
Mylan N.V.* (Pharmaceuticals)	3,309	123,591
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	267	12,963
Perrigo Co. PLC (Pharmaceuticals)	1,032	76,306
Pfizer, Inc. (Pharmaceuticals)	42,792	1,451,505
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	382	21,931
TESARO, Inc.* (Biotechnology)	248	36,602
The Medicines Co.* (Pharmaceuticals)	514	25,350
Zoetis, Inc. (Pharmaceuticals)	3,535	198,349
TOTAL COMMON STOCKS (Cost $4,636,098)		7,612,638

	Principal Amount	Value
Repurchase Agreements(a)(b) (20.4%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $2,466,144	$2,466,000	$2,466,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,466,000)		2,466,000

TOTAL INVESTMENT SECURITIES (Cost $7,102,098) - 83.4%		10,078,638
Net other assets (liabilities) - 16.6%		2,011,361

NET ASSETS - 100.0%		$12,089,999

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $1,858,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	5/23/17	1.45%	$6,077,034	$42,335
Dow Jones U.S. Pharmaceuticals Index	UBS AG	5/23/17	1.30%	4,433,501	45,667
				$10,510,535	$88,002

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Pharmaceuticals UltraSector ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Biotechnology	$36,602	0.3%
Pharmaceuticals	7,576,036	62.7%
Other**	4,477,361	37.0%
Total	$12,089,999	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Precious Metals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (64.7%)
Agnico Eagle Mines, Ltd. (Metals & Mining)	38,968	$1,863,839
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	70,425	804,958
Barrick Gold Corp.ADR (Metals & Mining)	201,093	3,362,274
Coeur Mining, Inc.* (Metals & Mining)	31,246	283,089
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	31,967	383,924
Eldorado Gold Corp. (Metals & Mining)	123,640	452,522
Franco-Nevada Corp. (Metals & Mining)	30,792	2,097,551
Gold Fields, Ltd.ADR (Metals & Mining)	128,980	419,185
Goldcorp, Inc. (Metals & Mining)	147,330	2,056,727
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	63,933	139,374
Hecla Mining Co. (Metals & Mining)	68,208	371,734
Kinross Gold Corp.* (Metals & Mining)	214,801	749,655
McEwen Mining, Inc. (Metals & Mining)	38,756	117,818
New Gold, Inc.* (Metals & Mining)	99,309	282,038
Newmont Mining Corp. (Metals & Mining)	91,702	3,100,445
Pan American Silver Corp. (Metals & Mining)	26,384	442,460
Randgold Resources, Ltd.ADR (Metals & Mining)	16,167	1,422,534
Royal Gold, Inc. (Metals & Mining)	11,277	797,058
Sibanye Gold, Ltd.ADR (Metals & Mining)	28,472	228,061
Silver Wheaton Corp. (Metals & Mining)	76,178	1,521,275
Tahoe Resources, Inc. (Metals & Mining)	53,773	433,410
Yamana Gold, Inc. (Metals & Mining)	163,534	441,542
TOTAL COMMON STOCKS (Cost $14,162,302)		21,771,473

	Principal Amount	Value
Repurchase Agreements(a)(b) (30.0%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $10,086,588	$10,086,000	$10,086,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,086,000)		10,086,000

TOTAL INVESTMENT SECURITIES (Cost $24,248,302) - 94.7%		31,857,473
Net other assets (liabilities) - 5.3%		1,779,245

NET ASSETS - 100.0%		$33,636,718

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $6,615,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	5/23/17	1.45%	$15,724,885	$(506,522)
Dow Jones Precious Metals Index	UBS AG	5/23/17	1.70%	13,166,927	(422,074)
				$28,891,812	$(928,596)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Precious Metals UltraSector ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Metals & Mining	$21,771,473	64.7%
Other**	11,865,245	35.3%
Total	$33,636,718	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Real Estate UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (71.5%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	504	$14,656
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	1,967	41,445
Alexander & Baldwin, Inc. (Real Estate Management & Development)	274	12,607
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	528	59,405
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	792	37,533
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	1,385	31,924
American Tower Corp. (Equity Real Estate Investment Trusts)	2,538	319,635
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	6,054	71,498
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	933	40,809
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	929	17,400
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	816	154,909
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	563	17,385
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	914	115,712
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,041	17,666
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,555	30,711
Camden Property Trust (Equity Real Estate Investment Trusts)	520	42,812
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	500	13,435
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,015	9,389
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,786	63,957
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,059	21,561
Colony NorthStar, Inc. - Class A (Equity Real Estate Investment Trusts)	3,297	43,092
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	728	16,380
Corecivic, Inc. (Equity Real Estate Investment Trusts)	699	24,081
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	202	19,766
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	586	19,186
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,486	21,106
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,142	202,632
CubeSmart (Equity Real Estate Investment Trusts)	1,070	27,114
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	465	25,408
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	900	7,677
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	546	27,606
DDR Corp. (Equity Real Estate Investment Trusts)	1,830	19,782
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,190	13,102
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	947	108,753
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	864	32,547
Duke Realty Corp. (Equity Real Estate Investment Trusts)	2,113	58,593
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	461	23,765
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	198	15,494
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	435	16,865
EPR Properties (Equity Real Estate Investment Trusts)	381	27,703
Equinix, Inc. (Equity Real Estate Investment Trusts)	462	192,977
Equity Commonwealth* (Equity Real Estate Investment Trusts)	738	23,593
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	485	39,241
Equity Residential (Equity Real Estate Investment Trusts)	2,181	140,849
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	389	95,099
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	748	56,496
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	428	56,021
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	697	19,614
Forest City Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,286	29,064
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	356	8,305
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,160	40,368
GGP, Inc. (Equity Real Estate Investment Trusts)	3,471	75,008
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	836	23,232
HCP, Inc. (Equity Real Estate Investment Trusts)	2,782	87,216
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	692	22,698
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	842	26,851
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	604	30,732
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	976	31,066
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	4,392	78,836
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	919	31,577
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	663	10,814
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,457	50,645

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	269	$30,897
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	581	40,978
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,529	51,313
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	497	10,119
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	492	35,458
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	672	19,192
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,286	13,079
Liberty Property Trust (Equity Real Estate Investment Trusts)	873	35,418
Life Storage, Inc. (Equity Real Estate Investment Trusts)	276	21,636
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	534	14,445
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,907	24,924
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,216	18,415
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	674	66,868
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	237	17,341
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	875	36,943
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,827	30,456
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,169	38,577
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	823	21,530
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,083	17,761
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	738	18,944
Parkway, Inc. (Equity Real Estate Investment Trusts)	254	5,118
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	428	12,737
Physicians Realty Trust (Equity Real Estate Investment Trusts)	900	17,676
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	863	18,857
Potlatch Corp. (Equity Real Estate Investment Trusts)	241	10,857
Prologis, Inc. (Equity Real Estate Investment Trusts)	3,146	171,174
Public Storage (Equity Real Estate Investment Trusts)	887	185,720
Quality Care Properties* (Equity Real Estate Investment Trusts)	557	9,664
Rayonier, Inc. (Equity Real Estate Investment Trusts)	731	20,629
Realogy Holdings Corp. (Real Estate Management & Development)	848	25,906
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,611	94,002
Regency Centers Corp. (Equity Real Estate Investment Trusts)	867	54,777
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,407	18,769
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	741	15,924
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	303	19,325
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	726	91,832
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,411	30,365
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,900	313,993
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	598	62,748
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	2,873	27,064
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,540	34,943
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,010	24,230
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	398	33,277
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,307	19,461
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	572	17,841
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	360	22,518
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	730	24,324
The Howard Hughes Corp.* (Real Estate Management & Development)	215	26,469
The Macerich Co. (Equity Real Estate Investment Trusts)	718	44,825
The St Joe Co.* (Real Estate Management & Development)	442	7,735
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	2,066	20,639
UDR, Inc. (Equity Real Estate Investment Trusts)	1,588	59,296
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	924	25,373
Urban Edge Properties (Equity Real Estate Investment Trusts)	545	13,898
Ventas, Inc. (Equity Real Estate Investment Trusts)	2,107	134,869
VEREIT, Inc. (Equity Real Estate Investment Trusts)	5,789	48,454
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,023	98,454
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,101	9,689
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	444	14,061
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	700	22,939
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,154	153,882
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	4,451	150,755

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
WP Carey, Inc. (Equity Real Estate Investment Trusts)	631	$39,501
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	635	11,087
TOTAL COMMON STOCKS (Cost $2,404,834)		5,885,354

	Principal Amount	Value
Repurchase Agreements(a)(b) (24.1%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $1,986,116	$1,986,000	$1,986,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,986,000)		1,986,000

TOTAL INVESTMENT SECURITIES (Cost $4,390,834) - 95.6%		7,871,354
Net other assets (liabilities) - 4.4%		360,445

NET ASSETS - 100.0%		$8,231,799

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $1,265,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	5/23/17	1.45%	$3,312,362	$(28,944)
Dow Jones U.S. Real Estate Index	UBS AG	5/23/17	1.30%	3,226,556	(38,948)
				$6,538,918	$(67,892)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Real Estate UltraSector ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$5,442,950	66.2%
Mortgage Real Estate Investment Trusts	274,833	3.3%
Real Estate Management & Development	167,571	2.0%
Other**	2,346,445	28.5%
Total	$8,231,799	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Semiconductor UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (66.6%)
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	119,737	$1,592,502
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	56,494	4,304,843
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	167,697	6,810,175
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	62,290	13,754,254
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	10,381	714,732
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	9,970	641,570
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	15,186	332,270
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	50,850	712,409
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	20,675	495,993
Intel Corp. (Semiconductors & Semiconductor Equipment)	734,212	26,541,763
InterDigital, Inc. (Communications Equipment)	5,384	484,022
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	24,280	2,384,782
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	25,335	3,669,775
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	68,642	1,031,003
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	43,850	1,935,978
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	33,579	2,537,901
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	160,988	4,454,538
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	17,841	837,457
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	91,498	9,543,241
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	64,800	918,864
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	19,642	1,336,245
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	229,419	12,328,976
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	10,179	347,613
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	6,509	463,115
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	28,757	2,868,223
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	5,540	303,426
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	31,039	1,094,746
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	155,212	12,289,686
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	16,858	539,793
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	38,695	2,442,041
TOTAL COMMON STOCKS (Cost $101,550,148)		117,711,936

	Principal Amount	Value
Repurchase Agreements(a)(b) (32.6%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $57,573,357	$57,570,000	$57,570,000
TOTAL REPURCHASE AGREEMENTS (Cost $57,570,000)		57,570,000

TOTAL INVESTMENT SECURITIES (Cost $159,120,148) - 99.2%		175,281,936
Net other assets (liabilities) - 0.8%		1,473,503

NET ASSETS - 100.0%		$176,755,439

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $30,700,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	5/23/17	1.45%	$74,065,846	$(369,159)
Dow Jones U.S. Semiconductors Index	UBS AG	5/23/17	1.40%	72,070,340	(337,958)
				$146,136,186	$(707,117)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Semiconductor UltraSector ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Communications Equipment	$484,022	0.3%
Semiconductors & Semiconductor Equipment	117,227,914	66.3%
Other**	59,043,503	33.4%
Total	$176,755,439	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Technology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (75.5%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	909	$14,389
ACI Worldwide, Inc.* (Software)	1,018	21,877
Adobe Systems, Inc.* (Software)	3,926	525,063
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	6,276	83,471
Akamai Technologies, Inc.* (Internet Software & Services)	1,349	82,208
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,431	17,129
Alphabet, Inc.* - Class A (Internet Software & Services)	2,441	2,256,753
Alphabet, Inc.* - Class C (Internet Software & Services)	2,423	2,195,141
Amdocs, Ltd. (IT Services)	1,201	73,549
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,894	220,523
ANSYS, Inc.* (Software)	661	72,816
Apple, Inc. (Technology Hardware, Storage & Peripherals)	42,216	6,064,328
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	8,696	353,145
Arista Networks, Inc.* (Communications Equipment)	321	44,824
ARRIS International PLC* (Communications Equipment)	1,540	40,025
Aspen Technology, Inc.* (Software)	556	34,188
athenahealth, Inc.* (Health Care Technology)	295	28,913
Autodesk, Inc.* (Software)	1,603	144,382
Blackbaud, Inc. (Software)	385	30,958
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	3,162	698,202
Brocade Communications Systems, Inc. (Communications Equipment)	3,237	40,689
CA, Inc. (Software)	2,477	81,320
CACI International, Inc.* - Class A (IT Services)	125	14,750
Cadence Design Systems, Inc.* (Software)	2,236	72,827
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	603	41,517
CDK Global, Inc. (Software)	1,181	76,777
CDW Corp. (Electronic Equipment, Instruments & Components)	1,355	80,067
Cerner Corp.* (Health Care Technology)	2,400	155,401
Ciena Corp.* (Communications Equipment)	1,139	26,094
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	572	36,808
Cisco Systems, Inc. (Communications Equipment)	40,282	1,372,409
Citrix Systems, Inc.* (Software)	1,308	105,870
Cognizant Technology Solutions Corp.* (IT Services)	4,896	294,886
CommScope Holding Co., Inc.* (Communications Equipment)	1,581	66,465
CommVault Systems, Inc.* (Software)	322	16,245
Corning, Inc. (Electronic Equipment, Instruments & Components)	7,440	214,644
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	796	17,416
CSRA, Inc. (IT Services)	1,183	34,402
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,638	36,958
Dell Technologies, Inc.* - Class V (Software)	1,759	118,046
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	549	15,482
DST Systems, Inc. (IT Services)	206	25,361
DXC Technology Co. (IT Services)	2,295	172,905
Dycom Industries, Inc.* (Construction & Engineering)	204	21,555
eBay, Inc.* (Internet Software & Services)	8,073	269,719
EchoStar Corp.* (Communications Equipment)	375	21,585
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	372	17,030
Ellie Mae, Inc.* (Software)	230	23,405
EPAM Systems, Inc.* (IT Services)	356	27,412
F5 Networks, Inc.* (Communications Equipment)	578	74,637
Facebook, Inc.* - Class A (Internet Software & Services)	18,992	2,853,548
Fair Isaac Corp. (Software)	200	27,096
Finisar Corp.* (Communications Equipment)	944	21,561
FireEye, Inc.* (Software)	1,262	15,788
Fortinet, Inc.* (Software)	1,226	47,814
Garmin, Ltd. (Household Durables)	993	50,484
Gartner, Inc.* (IT Services)	723	82,487
GrubHub, Inc.* (Internet Software & Services)	663	28,496
Guidewire Software, Inc.* (Software)	528	32,467
Harris Corp. (Communications Equipment)	951	106,407
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	13,476	251,058
HP, Inc. (Technology Hardware, Storage & Peripherals)	13,648	256,855
IAC/InterActiveCorp* (Internet Software & Services)	528	43,829
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,051	25,213
Intel Corp. (Semiconductors & Semiconductor Equipment)	38,034	1,374,930
InterDigital, Inc. (Communications Equipment)	236	21,216
International Business Machines Corp. (IT Services)	6,954	1,114,656
Intuit, Inc. (Software)	1,983	248,291
j2 Global, Inc. (Internet Software & Services)	392	35,374
Juniper Networks, Inc. (Communications Equipment)	3,096	93,097
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,312	128,865
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,381	200,038
Leidos Holdings, Inc. (IT Services)	1,157	60,928

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lumentum Holdings, Inc.* (Communications Equipment)	474	$20,264
Manhattan Associates, Inc.* (Software)	493	23,018
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	3,620	54,372
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,280	100,662
Medidata Solutions, Inc.* (Health Care Technology)	466	30,490
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,685	127,352
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	8,360	231,321
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	996	46,752
Microsoft Corp. (Software)	62,174	4,256,433
Motorola Solutions, Inc. (Communications Equipment)	1,254	107,807
NCR Corp.* (Technology Hardware, Storage & Peripherals)	952	39,270
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	2,148	85,598
NetScout Systems, Inc.* (Communications Equipment)	733	27,597
Nuance Communications, Inc.* (Software)	2,020	36,138
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,676	487,707
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,340	47,361
Oracle Corp. (Software)	24,113	1,084,120
Palo Alto Networks, Inc.* (Communications Equipment)	731	79,248
Pandora Media, Inc.* (Internet Software & Services)	1,875	20,344
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,497	19,895
Plantronics, Inc. (Communications Equipment)	224	12,230
Proofpoint, Inc.* (Software)	337	25,400
PTC, Inc.* (Software)	1,001	54,104
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	973	66,193
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	11,964	642,945
Red Hat, Inc.* (Software)	1,406	123,840
Salesforce.com, Inc.* (Software)	5,267	453,594
Science Applications International Corp. (IT Services)	344	25,109
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	2,420	101,955
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	588	20,080
ServiceNow, Inc.* (Software)	1,251	118,194
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	321	22,839
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,480	147,615
Splunk, Inc.* (Software)	1,076	69,198
SS&C Technologies Holdings, Inc. (Software)	1,317	48,387
Symantec Corp. (Software)	5,011	158,498
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	248	13,583
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	179	19,409
Synopsys, Inc.* (Software)	1,242	91,535
Tableau Software, Inc.* - Class A (Software)	499	26,786
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	240	22,956
Teradata Corp.* (IT Services)	1,023	29,851
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,653	58,301
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	8,094	640,883
The Ultimate Software Group, Inc.* (Software)	184	37,291
Twitter, Inc.* (Internet Software & Services)	4,805	79,186
Tyler Technologies, Inc.* (Software)	228	37,299
Vantiv, Inc.* (IT Services)	1,362	84,498
Veeva Systems, Inc.* - Class A (Health Care Technology)	857	45,952
Verint Systems, Inc.* (Software)	554	21,772
VeriSign, Inc.* (Internet Software & Services)	702	62,422
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	922	29,522
ViaSat, Inc.* (Communications Equipment)	446	28,557
Viavi Solutions, Inc.* (Communications Equipment)	1,841	18,410
VMware, Inc.* - Class A (Software)	493	46,401
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,340	208,424
Workday, Inc.* - Class A (Software)	923	80,670
Xerox Corp. (Technology Hardware, Storage & Peripherals)	6,905	49,647
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,050	129,376
Yahoo!, Inc.* (Internet Software & Services)	7,024	338,627
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	798	27,986
Zillow Group, Inc.* - Class A (Internet Software & Services)	361	13,895
Zillow Group, Inc.* - Class C (Internet Software & Services)	881	34,359
TOTAL COMMON STOCKS (Cost $24,639,069)		34,988,592

	Principal Amount	Value
Repurchase Agreements(a)(b) (23.1%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $10,738,626	$10,738,000	$10,738,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,738,000)		10,738,000

See accompanying notes to schedules of portfolio investments.

Value
TOTAL INVESTMENT SECURITIES (Cost $35,377,069) - 98.6%	$45,726,592
Net other assets (liabilities) - 1.4%	671,175

NET ASSETS - 100.0%	$46,397,767

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $6,759,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Technology Index	Goldman Sachs International	5/23/17	1.45%	$17,615,419	$211,044
Dow Jones U.S. Technology Index	UBS AG	5/23/17	1.30%	16,985,921	215,851
				$34,601,340	$426,895

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Technology UltraSector ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Commercial Services & Supplies	$19,895	NM
Communications Equipment	2,223,122	4.8%
Construction & Engineering	21,555	NM
Diversified Telecommunication Services	27,986	0.1%
Electronic Equipment, Instruments & Components	337,076	0.7%
Health Care Technology	277,885	0.6%
Household Durables	50,484	0.1%
Internet Software & Services	8,313,901	18.0%
IT Services	2,040,794	4.4%
Semiconductors & Semiconductor Equipment	6,083,950	13.1%
Software	8,487,908	18.4%
Technology Hardware, Storage & Peripherals	7,104,036	15.3%
Other**	11,409,175	24.5%
Total	$46,397,767	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (50.4%)
AT&T, Inc. (Diversified Telecommunication Services)	35,450	$1,404,884
CenturyLink, Inc. (Diversified Telecommunication Services)	3,161	81,143
Frontier Communications Corp. (Diversified Telecommunication Services)	6,772	12,731
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	1,678	101,955
Sprint Corp.* (Wireless Telecommunication Services)	3,678	33,212
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	538	14,773
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,663	111,871
Verizon Communications, Inc. (Diversified Telecommunication Services)	23,537	1,080,584
TOTAL COMMON STOCKS (Cost $2,119,973)		2,841,153

	Principal Amount	Value
Repurchase Agreements(a)(b) (21.6%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $1,220,071	$1,220,000	$1,220,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,220,000)		1,220,000

TOTAL INVESTMENT SECURITIES (Cost $3,339,973) - 72.0%		4,061,153
Net other assets (liabilities) - 28.0%		1,578,755

NET ASSETS - 100.0%		$5,639,908

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $952,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Telecommunications Index	Goldman Sachs International	5/23/17	1.45%	$2,464,330	$(25,611)
Dow Jones U.S. Telecommunications Index	UBS AG	5/23/17	1.30%	3,145,343	(27,287)
				$5,609,673	$(52,898)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Telecommunications UltraSector ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Diversified Telecommunication Services	$2,681,297	47.6%
Wireless Telecommunication Services	159,856	2.8%
Other**	2,798,755	49.6%
Total	$5,639,908	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Utilities UltraSector ProFund ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Shares	Value
Common Stocks (71.6%)
ALLETE, Inc. (Electric Utilities)	1,474	$103,047
Alliant Energy Corp. (Electric Utilities)	6,704	263,601
Ameren Corp. (Multi-Utilities)	7,144	390,705
American Electric Power Co., Inc. (Electric Utilities)	14,478	982,043
American Water Works Co., Inc. (Water Utilities)	5,247	418,501
Aqua America, Inc. (Water Utilities)	5,225	172,895
Atmos Energy Corp. (Gas Utilities)	3,097	250,919
Avista Corp. (Multi-Utilities)	1,894	76,404
Black Hills Corp. (Multi-Utilities)	1,572	106,927
Calpine Corp.* (Independent Power & Renewable Electricity Producers)	10,573	107,845
CenterPoint Energy, Inc. (Multi-Utilities)	12,681	361,789
CMS Energy Corp. (Multi-Utilities)	8,242	374,187
Consolidated Edison, Inc. (Multi-Utilities)	8,982	712,093
Dominion Resources, Inc. (Multi-Utilities)	18,494	1,431,990
DTE Energy Co. (Multi-Utilities)	5,283	552,549
Duke Energy Corp. (Electric Utilities)	20,600	1,699,501
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	3,858	24,768
Edison International (Electric Utilities)	9,593	767,152
El Paso Electric Co. (Electric Utilities)	1,194	61,610
Entergy Corp. (Electric Utilities)	5,282	402,805
Eversource Energy (Electric Utilities)	9,331	554,261
Exelon Corp. (Electric Utilities)	27,283	944,810
FirstEnergy Corp. (Electric Utilities)	13,029	390,088
Great Plains Energy, Inc. (Electric Utilities)	6,342	187,660
Hawaiian Electric Industries, Inc. (Electric Utilities)	3,202	107,331
IDACORP, Inc. (Electric Utilities)	1,484	125,428
National Fuel Gas Co. (Gas Utilities)	2,513	139,170
New Jersey Resources Corp. (Gas Utilities)	2,541	102,529
NextEra Energy, Inc. (Electric Utilities)	13,768	1,838,855
NiSource, Inc. (Multi-Utilities)	9,524	230,957
NorthWestern Corp. (Multi-Utilities)	1,424	85,127
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	9,304	157,238
ONE Gas, Inc. (Gas Utilities)	1,538	105,861
PG&E Corp. (Electric Utilities)	14,925	1,000,721
Pinnacle West Capital Corp. (Electric Utilities)	3,278	278,925
PNM Resources, Inc. (Electric Utilities)	2,345	87,351
Portland General Electric Co. (Electric Utilities)	2,618	118,700
PPL Corp. (Electric Utilities)	20,014	762,734
Public Service Enterprise Group, Inc. (Multi-Utilities)	14,905	656,565
SCANA Corp. (Multi-Utilities)	4,208	279,032
Sempra Energy (Multi-Utilities)	7,377	833,749
South Jersey Industries, Inc. (Gas Utilities)	2,340	87,797
Southwest Gas Corp. (Gas Utilities)	1,400	117,264
Spire, Inc. (Gas Utilities)	1,347	92,337
The AES Corp. (Independent Power & Renewable Electricity Producers)	19,409	219,515
The Southern Co. (Electric Utilities)	29,181	1,453,214
UGI Corp. (Gas Utilities)	5,092	255,414
Vectren Corp. (Multi-Utilities)	2,442	145,104
WEC Energy Group, Inc. (Multi-Utilities)	9,292	562,352
Westar Energy, Inc. (Electric Utilities)	4,182	217,589
WGL Holdings, Inc. (Gas Utilities)	1,508	124,350
Xcel Energy, Inc. (Electric Utilities)	14,935	672,822
TOTAL COMMON STOCKS (Cost $17,900,415)		22,196,181

	Principal Amount	Value
Repurchase Agreements(a)(b) (28.1%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $8,698,507	$8,698,000	$8,698,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,698,000)		8,698,000

TOTAL INVESTMENT SECURITIES (Cost $26,598,415) - 99.7%		30,894,181
Net other assets (liabilities) - 0.3%		78,430

NET ASSETS - 100.0%		$30,972,611

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $4,669,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Utilities Index	Goldman Sachs International	5/23/17	1.45%	$11,837,179	$(64,192)
Dow Jones U.S. Utilities Index	UBS AG	5/23/17	1.30%	12,237,173	(63,427)
				$24,074,352	$(127,619)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Utilities UltraSector ProFund invested in the following industries as of April 30, 2017:

	Value	% of Net Assets
Electric Utilities	$13,020,248	42.0%
Gas Utilities	1,275,641	4.1%
Independent Power & Renewable Electricity Producers	509,366	1.6%
Multi-Utilities	6,799,530	22.0%
Water Utilities	591,396	1.9%
Other**	8,776,430	28.4%
Total	$30,972,611	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (96.7%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $2,124,124	$2,124,000	$2,124,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,124,000)		2,124,000

TOTAL INVESTMENT SECURITIES (Cost $2,124,000) - 96.7%		2,124,000
Net other assets (liabilities) - 3.3%		71,529

NET ASSETS - 100.0%		$2,195,529

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $520,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	5/23/17	(1.10)%	$(1,335,884)	$8,107
Dow Jones U.S. Oil & Gas Index	UBS AG	5/23/17	(0.80)%	(855,654)	3,908
				$(2,191,538)	$12,015

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Precious Metals ProFund  :: Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.2%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $7,778,454	$7,778,000	$7,778,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,778,000)		7,778,000

TOTAL INVESTMENT SECURITIES (Cost $7,778,000) - 100.2%		7,778,000
Net other assets (liabilities) - (0.2)%		(18,220)

NET ASSETS - 100.0%		$7,759,780

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $2,100,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	5/23/17	(0.85)%	$(3,625,899)	$218,632
Dow Jones Precious Metals Index	UBS AG	5/23/17	(0.70)%	(4,121,320)	144,710
				$(7,747,219)	$363,342

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Real Estate ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (106.0%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $1,018,059	$1,018,000	$1,018,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,018,000)		1,018,000

TOTAL INVESTMENT SECURITIES (Cost $1,018,000) - 106.0%		1,018,000
Net other assets (liabilities) - (6.0)%		(57,591)

NET ASSETS - 100.0%		$960,409

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $238,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	5/23/17	(1.10)%	$(526,842)	$7,786
Dow Jones U.S. Real Estate Index	UBS AG	5/23/17	(0.70)%	(428,576)	5,144
				$(955,418)	$12,930

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

U.S. Government Plus ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (29.9%)
U.S. Treasury Bonds, 3.00%, 2/15/47	$5,720,000	$5,771,391
TOTAL U.S. TREASURY OBLIGATION (Cost $5,683,513)		5,771,391
Repurchase Agreements(a)(b) (112.7%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $21,800,271	21,799,000	21,799,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,799,000)		21,799,000

TOTAL INVESTMENT SECURITIES (Cost $27,482,513) - 142.6%		27,570,391
Net other assets (liabilities) - (42.6)%		(8,234,982)

NET ASSETS - 100.0%		$19,335,409

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $387,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.00% due on 2/15/47	Citibank North America	5/8/17	0.95%	$15,841,055	$219,442
30-Year U.S. Treasury Bond, 3.00% due on 2/15/47	Societe’ Generale	5/8/17	1.08%	2,421,563	19,267
				$18,262,618	$238,709

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity 10 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.9%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $10,480,611	$10,480,000	$10,480,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,480,000)		10,480,000

TOTAL INVESTMENT SECURITIES (Cost $10,480,000) - 100.9%		10,480,000
Net other assets (liabilities) - (0.9)%		(92,951)

NET ASSETS - 100.0%		$10,387,049

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $124,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
10-Year U.S. Treasury Note, 2.25% due on 2/15/27	Citibank North America	5/8/17	(0.65)%	$(3,589,594)	$(25,794)
10-Year U.S. Treasury Note, 2.25% due on 2/15/27	Societe’ Generale	5/8/17	(0.63)%	(6,780,344)	(42,900)
				$(10,369,938)	$(68,694)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (105.1%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $39,511,304	$39,509,000	$39,509,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,509,000)		39,509,000

TOTAL INVESTMENT SECURITIES (Cost $39,509,000) - 105.1%		39,509,000
Net other assets (liabilities) - (5.1)%		(1,908,245)

NET ASSETS - 100.0%		$37,600,755

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $581,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.00% due on 2/15/47	Citibank North America	5/8/17	(0.65)%	$(36,827,930)	$(375,646)
30-Year U.S. Treasury Bond, 3.00% due on 2/15/47	Societe’ Generale	5/8/17	(0.64)%	(9,888,047)	(81,568)
				$(46,715,977)	$(457,214)

^                            Reflects the floating financing rate, as of April 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Rising U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.6%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $22,267,298	$22,266,000	$22,266,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,266,000)		22,266,000

TOTAL INVESTMENT SECURITIES (Cost $22,266,000) - 98.6%		22,266,000
Net other assets (liabilities) - 1.4%		326,723

NET ASSETS - 100.0%		$22,592,723

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $2,923,000.

See accompanying notes to schedules of portfolio investments.

At April 30, 2017, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	5/12/17	1,302,790	$1,626,904	$1,687,710	$(60,806)
Canadian dollar vs. U.S. dollar	5/12/17	2,258,791	1,687,368	1,655,205	32,163
Euro vs. U.S. dollar	5/12/17	8,623,378	9,202,748	9,398,393	(195,645)
Japanese yen vs. U.S. dollar	5/12/17	104,335,458	942,942	936,528	6,414
Swedish krona vs. U.S. dollar	5/12/17	5,032,158	560,897	568,690	(7,793)
Swiss franc vs. U.S. dollar	5/12/17	786,225	784,244	790,998	(6,754)
Total Short Contracts			$14,805,103	$15,037,524	$(232,421)

Long:
British pound vs. U.S. dollar	5/12/17	198,183	$251,945	$256,738	$4,793
Canadian dollar vs. U.S. dollar	5/12/17	142,937	106,902	104,742	(2,160)
Euro vs. U.S. dollar	5/12/17	1,054,140	1,136,871	1,148,879	12,008
Japanese yen vs. U.S. dollar	5/12/17	24,597,641	225,149	220,792	(4,357)
Swedish krona vs. U.S. dollar	5/12/17	717,674	80,848	81,105	257
Swiss franc vs. U.S. dollar	5/12/17	57,851	57,951	58,202	251
Total Long Contracts			$1,859,666	$1,870,458	$10,792

At April 30, 2017, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	5/12/17	1,114,112	$1,393,800	$1,443,286	$(49,486)
Canadian dollar vs. U.S. dollar	5/12/17	835,771	623,605	612,439	11,166
Euro vs. U.S. dollar	5/12/17	5,064,233	5,409,259	5,519,374	(110,115)
Japanese yen vs. U.S. dollar	5/12/17	281,361,282	2,531,343	2,525,534	5,809
Swedish krona vs. U.S. dollar	5/12/17	4,532,548	505,521	512,228	(6,707)
Swiss franc vs. U.S. dollar	5/12/17	127,137	126,957	127,909	(952)
Total Short Contracts			$10,590,485	$10,740,770	$(150,285)

Long:
British pound vs. U.S. dollar	5/12/17	138,860	$175,830	$179,887	$4,057
Canadian dollar vs. U.S. dollar	5/12/17	183,376	137,804	134,375	(3,429)
Euro vs. U.S. dollar	5/12/17	818,188	875,552	891,722	16,170
Japanese yen vs. U.S. dollar	5/12/17	22,257,929	204,633	199,790	(4,843)
Swedish krona vs. U.S. dollar	5/12/17	589,855	65,794	66,660	866
Swiss franc vs. U.S. dollar	5/12/17	53,417	53,460	53,742	282
Total Long Contracts			$1,513,073	$1,526,176	$13,103

See accompanying notes to schedules of portfolio investments.

Falling U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.3%)
Repurchase Agreements with various counterparties, rates 0.63%-0.77%, dated 4/28/17, due 5/1/17, total to be received $2,004,117	$2,004,000	$2,004,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,004,000)		2,004,000

TOTAL INVESTMENT SECURITIES (Cost $2,004,000) - 98.3%		2,004,000
Net other assets (liabilities) - 1.7%		33,738

NET ASSETS - 100.0%		$2,037,738

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At April 30, 2017, the aggregate amount held in a segregated account was $235,000.

See accompanying notes to schedules of portfolio investments.

At April 30, 2017, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	5/12/17	104,181	$132,477	$134,962	$(2,485)
Canadian dollar vs. U.S. dollar	5/12/17	135,581	100,814	99,352	1,462
Euro vs. U.S. dollar	5/12/17	586,487	626,640	639,197	(12,557)
Japanese yen vs. U.S. dollar	5/12/17	16,669,904	152,888	149,631	3,257
Swedish krona vs. U.S. dollar	5/12/17	407,916	45,192	46,099	(907)
Swiss franc vs. U.S. dollar	5/12/17	39,404	39,455	39,643	(188)
Total Short Contracts			$1,097,466	$1,108,884	$(11,418)

Long:
British pound vs. U.S. dollar	5/12/17	176,028	$223,070	$228,037	$4,967
Canadian dollar vs. U.S. dollar	5/12/17	287,118	213,992	210,395	(3,597)
Euro vs. U.S. dollar	5/12/17	1,108,534	1,186,956	1,208,162	21,206
Japanese yen vs. U.S. dollar	5/12/17	34,404,312	312,913	308,817	(4,096)
Swedish krona vs. U.S. dollar	5/12/17	701,403	78,301	79,266	965
Swiss franc vs. U.S. dollar	5/12/17	80,830	80,903	81,321	418
Total Long Contracts			$2,096,135	$2,115,998	$19,863

At April 30, 2017, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. dollar	5/12/17	112,321	$140,238	$145,507	$5,269
Canadian dollar vs. U.S. dollar	5/12/17	91,720	68,496	67,211	(1,285)
Euro vs. U.S. dollar	5/12/17	543,767	580,566	592,637	12,071
Japanese yen vs. U.S. dollar	5/12/17	11,632,370	104,554	104,414	(140)
Swedish krona vs. U.S. dollar	5/12/17	457,237	51,007	51,673	666
Swiss franc vs. U.S. dollar	5/12/17	29,640	29,560	29,820	260
Total Long Contracts			$974,421	$991,262	$16,841

See accompanying notes to schedules of portfolio investments.

:: Notes to Schedules of Portfolio Investments :: April 30, 2017 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying Schedules of Portfolio Investments relate to the portfolios of the Trust included in this form (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under Repurchase Agreement transactions may be found in the table below.

As of April 30, 2017, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	HSBC Securities (USA), Inc., 0.63%, dated 4/28/17, due 5/1/17(1)	RBC Capital Markets, LLC, 0.72%, dated 4/28/17, due 5/1/17(2)	RBS Securities, Inc., 0.71%, dated 4/28/17, due 5/1/17(3)	Societe’ Generale, 0.77%, dated 4/28/17, due 5/1/17(4)	UMB Bank, N.A., 0.71%, dated 4/28/17, due 5/1/17(5)
Bull ProFund	$19,465,000	$9,448,000	$9,448,000	$15,119,000	$564,000
Mid-Cap ProFund	8,199,000	3,979,000	3,979,000	6,368,000	242,000
Small-Cap ProFund	2,097,000	1,018,000	1,018,000	1,629,000	67,000
NASDAQ-100 ProFund	18,218,000	8,842,000	8,842,000	14,149,000	531,000
Mid-Cap Value ProFund	25,000	12,000	12,000	19,000	3,000
Small-Cap Growth ProFund	8,000	4,000	4,000	6,000	2,000
Europe 30 ProFund	14,000	6,000	6,000	11,000	3,000
UltraBull ProFund	10,083,000	4,894,000	4,894,000	7,831,000	297,000
UltraMid-Cap ProFund	10,535,000	5,114,000	5,114,000	8,183,000	309,000
UltraSmall-Cap ProFund	14,506,000	7,040,000	7,040,000	11,267,000	424,000
UltraDow 30 ProFund	3,223,000	1,564,000	1,564,000	2,502,000	97,000

:: Notes to Schedules of Portfolio Investments :: April 30, 2017 (unaudited)

Fund Name	HSBC Securities (USA), Inc., 0.63%, dated 4/28/17, due 5/1/17(1)	RBC Capital Markets, LLC, 0.72%, dated 4/28/17, due 5/1/17(2)	RBS Securities, Inc., 0.71%, dated 4/28/17, due 5/1/17(3)	Societe’ Generale, 0.77%, dated 4/28/17, due 5/1/17(4)	UMB Bank, N.A., 0.71%, dated 4/28/17, due 5/1/17(5)
UltraNASDAQ-100 ProFund	$44,790,000	$21,741,000	$21,741,000	$34,787,000	$1,296,000
UltraInternational ProFund	3,917,000	1,900,000	1,900,000	3,042,000	121,000
UltraEmerging Markets ProFund	1,681,000	815,000	815,000	1,305,000	54,000
UltraLatin America ProFund	784,000	380,000	380,000	607,000	28,000
UltraChina ProFund	585,000	283,000	283,000	453,000	23,000
UltraJapan ProFund	7,351,000	3,568,000	3,568,000	5,709,000	213,000
Bear ProFund	16,203,000	7,865,000	7,865,000	12,584,000	470,000
Short Small-Cap ProFund	1,177,000	571,000	571,000	914,000	42,000
Short NASDAQ-100 ProFund	774,000	374,000	374,000	599,000	28,000
UltraBear ProFund	6,138,000	2,979,000	2,979,000	4,768,000	182,000
UltraShort Mid-Cap ProFund	772,000	374,000	374,000	600,000	28,000
UltraShort Small-Cap ProFund	8,494,000	4,123,000	4,123,000	6,598,000	252,000
UltraShort Dow 30 ProFund	1,828,000	886,000	886,000	1,418,000	58,000
UltraShort NASDAQ-100 ProFund	7,970,000	3,867,000	3,867,000	6,190,000	238,000
UltraShort International ProFund	1,312,000	635,000	635,000	1,018,000	44,000
UltraShort Emerging Markets ProFund	1,041,000	504,000	504,000	808,000	36,000
UltraShort Latin America ProFund	3,613,000	1,753,000	1,753,000	2,807,000	111,000
UltraShort China ProFund	672,000	326,000	326,000	521,000	25,000
UltraShort Japan ProFund	655,000	318,000	318,000	509,000	20,000
Banks UltraSector ProFund	2,205,000	1,070,000	1,070,000	1,713,000	67,000
Basic Materials UltraSector ProFund	1,034,000	501,000	501,000	802,000	35,000
Biotechnology UltraSector ProFund	22,907,000	11,119,000	11,119,000	17,791,000	663,000
Consumer Goods UltraSector ProFund	2,800,000	1,359,000	1,359,000	2,175,000	85,000
Consumer Services UltraSector ProFund	5,634,000	2,735,000	2,735,000	4,376,000	167,000
Financials UltraSector ProFund	2,775,000	1,346,000	1,346,000	2,155,000	86,000
Health Care UltraSector ProFund	4,393,000	2,132,000	2,132,000	3,411,000	135,000
Industrials UltraSector ProFund	1,072,000	520,000	520,000	833,000	37,000
Internet UltraSector ProFund	9,924,000	4,817,000	4,817,000	7,708,000	291,000
Mobile Telecommunications UltraSector ProFund	1,176,000	569,000	569,000	913,000	42,000
Oil & Gas UltraSector ProFund	2,324,000	1,127,000	1,127,000	1,804,000	76,000
Oil Equipment, Services & Distribution UltraSector ProFund	1,815,000	881,000	881,000	1,410,000	58,000
Pharmaceuticals UltraSector ProFund	886,000	430,000	430,000	689,000	31,000
Precious Metals UltraSector ProFund	3,632,000	1,762,000	1,762,000	2,820,000	110,000
Real Estate UltraSector ProFund	714,000	346,000	346,000	554,000	26,000
Semiconductor UltraSector ProFund	20,734,000	10,065,000	10,065,000	16,104,000	602,000
Technology UltraSector ProFund	3,866,000	1,876,000	1,876,000	3,003,000	117,000
Telecommunications UltraSector ProFund	438,000	211,000	211,000	338,000	22,000
Utilities UltraSector ProFund	3,132,000	1,519,000	1,519,000	2,432,000	96,000
Short Oil & Gas ProFund	763,000	370,000	370,000	593,000	28,000
Short Precious Metals ProFund	2,800,000	1,359,000	1,359,000	2,175,000	85,000
Short Real Estate ProFund	365,000	176,000	176,000	284,000	17,000
U.S. Government Plus ProFund	7,851,000	3,809,000	3,809,000	6,097,000	233,000
Rising Rates Opportunity 10 ProFund	3,773,000	1,830,000	1,830,000	2,931,000	116,000
Rising Rates Opportunity ProFund	14,230,000	6,907,000	6,907,000	11,051,000	414,000
Rising U.S. Dollar ProFund	8,019,000	3,892,000	3,892,000	6,228,000	235,000
Falling U.S. Dollar ProFund	720,000	349,000	349,000	559,000	27,000
	$326,112,000	$158,260,000	$158,260,000	$253,270,000	$9,709,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of April 30, 2017 as follows:

(1)                   U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), effective yield or interest rate in effect at April 30, 2017, 3.019% to 3.12%, due 11/15/38 to 11/15/43, which had an aggregate value of $332,638,523.

(2)                   U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/19, total value $161,433,773.

(3)                   U.S. Treasury Notes, 2.00%, due 11/15/26, total value $161,433,060.

(4)                   U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 7/15/24, total value $258,343,581.

(5)                   U.S. Treasury Notes, 0.50%, due 7/31/17, total value $9,910,257.

:: Notes to Schedules of Portfolio Investments :: April 30, 2017 (unaudited)

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the quarter ended April 30, 2017, were utilized to gain exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of certain series of the Trust included in this report (UltraJapan ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund and UltraShort Japan ProFund (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

:: Notes to Schedules of Portfolio Investments :: April 30, 2017 (unaudited)

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Rising U.S. Dollar or Falling U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Rising U.S. Dollar or Falling U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedules of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Rising U.S. Dollar or Falling U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of April 30, 2017, there was no collateral posted by counterparties.

Swap Agreements

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

:: Notes to Schedules of Portfolio Investments :: April 30, 2017 (unaudited)

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund’s illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of April 30, 2017, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions.  The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the ProFunds’ financial statements. The adoption will have no effect on the ProFunds’ net assets or results of operations.

:: Notes to Schedules of Portfolio Investments :: April 30, 2017 (unaudited)

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical assets

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the quarter ended April 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of April 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

:: Notes to Schedules of Portfolio Investments :: April 30, 2017 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$33,241,573	$—	$—	$—	$33,241,573	$—
Repurchase Agreements	—	—	54,044,000	—	54,044,000	—
Futures Contracts	—	90,774	—	—	—	90,774
Swap Agreements	—	—	—	(83,933)	—	(83,933)
Total	$33,241,573	$90,774	$54,044,000	$(83,933)	$87,285,573	$6,841

Mid-Cap ProFund
Common Stocks	$61,983,414	$—	$—	$—	$61,983,414	$—
Repurchase Agreements	—	—	22,767,000	—	22,767,000	—
Futures Contracts	—	32,208	—	—	—	32,208
Swap Agreements	—	—	—	(190,424)	—	(190,424)
Total	$61,983,414	$32,208	$22,767,000	$(190,424)	$84,750,414	$(158,216)

Small-Cap ProFund
Common Stocks	$11,747,665	$—	$—	$—	$11,747,665	$—
Contingent Rights*	—	—	220	—	220	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	5,829,000	—	5,829,000	—
Futures Contracts	—	35,473	—	—	—	35,473
Swap Agreements	—	—	—	(53,166)	—	(53,166)
Total	$11,747,665	$35,473	$5,829,220	$(53,166)	$17,576,885	$(17,693)

NASDAQ-100 ProFund
Common Stocks	$42,063,212	$—	$—	$—	$42,063,212	$—
Repurchase Agreements	—	—	50,582,000	—	50,582,000	—
Futures Contracts	—	513,865	—	—	—	513,865
Swap Agreements	—	—	—	80,032	—	80,032
Total	$42,063,212	$513,865	$50,582,000	$80,032	$92,645,212	$593,897

Large-Cap Value ProFund
Common Stocks	$10,325,094	$—	$—	$—	$10,325,094	$—
Total	$10,325,094	$—	$—	$—	$10,325,094	$—

Large-Cap Growth ProFund
Common Stocks	$38,239,949	$—	$—	$—	$38,239,949	$—
Total	$38,239,949	$—	$—	$—	$38,239,949	$—

Mid-Cap Value ProFund
Common Stocks	$13,290,639	$—	$—	$—	$13,290,639	$—
Repurchase Agreements	—	—	71,000	—	71,000	—
Total	$13,290,639	$—	$71,000	$—	$13,361,639	$—

Mid-Cap Growth ProFund
Common Stocks	$10,407,686	$—	$—	$—	$10,407,686	$—
Total	$10,407,686	$—	$—	$—	$10,407,686	$—

Small-Cap Value ProFund
Common Stocks	$16,434,272	$—	$—	$—	$16,434,272	$—
Total	$16,434,272	$—	$—	$—	$16,434,272	$—

Small-Cap Growth ProFund
Common Stocks	$21,572,969	$—	$—	$—	$21,572,969	$—
Repurchase Agreements	—	—	24,000	—	24,000	—
Total	$21,572,969	$—	$24,000	$—	$21,596,969	$—

Europe 30 ProFund
Common Stocks	$8,677,623	$—	$—	$—	$8,677,623	$—
Repurchase Agreements	—	—	40,000	—	40,000	—
Total	$8,677,623	$—	$40,000	$—	$8,717,623	$—

UltraBull ProFund
Common Stocks	$76,455,524	$—	$—	$—	$76,455,524	$—
Repurchase Agreements	—	—	27,999,000	—	27,999,000	—
Futures Contracts	—	135,684	—	—	—	135,684
Swap Agreements	—	—	—	(239,557)	—	(239,557)
Total	$76,455,524	$135,684	$27,999,000	$(239,557)	$104,454,524	$(103,873)

:: Notes to Schedules of Portfolio Investments :: April 30, 2017 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraMid-Cap ProFund
Common Stocks	$69,202,366	$—	$—	$—	$69,202,366	$—
Repurchase Agreements	—	—	29,255,000	—	29,255,000	—
Futures Contracts	—	30,195	—	—	—	30,195
Swap Agreements	—	—	—	(1,227,860)	—	(1,227,860)
Total	$69,202,366	$30,195	$29,255,000	$(1,227,860)	$98,457,366	$(1,197,665)

UltraSmall-Cap ProFund
Common Stocks	$26,222,465	$—	$—	$—	$26,222,465	$—
Contingent Rights*	—	—	2,058	—	2,058	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	40,277,000	—	40,277,000	—
Futures Contracts	—	250,498	—	—	—	250,498
Swap Agreements	—	—	—	(1,204,288)	—	(1,204,288)
Total	$26,222,465	$250,498	$40,279,058	$(1,204,288)	$66,501,523	$(953,790)

UltraDow 30 ProFund
Common Stocks	$19,691,974	$—	$—	$—	$19,691,974	$—
Repurchase Agreements	—	—	8,950,000	—	8,950,000	—
Futures Contracts	—	47,956	—	—	—	47,956
Swap Agreements	—	—	—	(66,681)	—	(66,681)
Total	$19,691,974	$47,956	$8,950,000	$(66,681)	$28,641,974	$(18,725)

UltraNASDAQ-100 ProFund
Common Stocks	$194,542,353	$—	$—	$—	$194,542,353	$—
Repurchase Agreements	—	—	124,355,000	—	124,355,000	—
Futures Contracts	—	1,610,469	—	—	—	1,610,469
Swap Agreements	—	—	—	805,853	—	805,853
Total	$194,542,353	$1,610,469	$124,355,000	$805,853	$318,897,353	$2,416,322

UltraInternational ProFund
Repurchase Agreements	$—	$—	$10,880,000	$—	$10,880,000	$—
Swap Agreements	—	—	—	(48,047)	—	(48,047)
Total	$—	$—	$10,880,000	$(48,047)	$10,880,000	$(48,047)

UltraEmerging Markets ProFund
Common Stocks	$23,101,298	$—	$—	$—	$23,101,298	$—
Preferred Stocks	1,822,579	—	—	—	1,822,579	—
Repurchase Agreements	—	—	4,670,000	—	4,670,000	—
Swap Agreements	—	—	—	(13,933)	—	(13,933)
Total	$24,923,877	$—	$4,670,000	$(13,933)	$29,593,877	$(13,933)

UltraLatin America ProFund
Common Stocks	$21,361,637	$—	$—	$—	$21,361,637	$—
Preferred Stocks	7,296,982	—	—	—	7,296,982	—
Repurchase Agreements	—	—	2,179,000	—	2,179,000	—
Swap Agreements	—	—	—	299,079	—	299,079
Total	$28,658,619	$—	$2,179,000	$299,079	$30,837,619	$299,079

UltraChina ProFund
Common Stocks	$9,280,497	$—	$—	$—	$9,280,497	$—
Repurchase Agreements	—	—	1,627,000	—	1,627,000	—
Swap Agreements	—	—	—	(39,974)	—	(39,974)
Total	$9,280,497	$—	$1,627,000	$(39,974)	$10,907,497	$(39,974)

UltraJapan ProFund
Repurchase Agreements	$—	$—	$20,409,000	$—	$20,409,000	$—
Futures Contracts	—	224,117	—	—	—	224,117
Total	$—	$224,117	$20,409,000	$—	$20,409,000	$224,117

Bear ProFund
Repurchase Agreements	$—	$—	$44,987,000	$—	$44,987,000	$—
Futures Contracts	—	(23,028)	—	—	—	(23,028)
Swap Agreements	—	—	—	81,595	—	81,595
Total	$—	$(23,028)	$44,987,000	$81,595	$44,987,000	$58,567

Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$3,275,000	$—	$3,275,000	$—
Futures Contracts	—	(14,167)	—	—	—	(14,167)
Swap Agreements	—	—	—	32,291	—	32,291
Total	$—	$(14,167)	$3,275,000	$32,291	$3,275,000	$18,124

:: Notes to Schedules of Portfolio Investments :: April 30, 2017 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$2,149,000	$—	$2,149,000	$—
Futures Contracts	—	(26,079)	—	—	—	(26,079)
Swap Agreements	—	—	—	(3,077)	—	(3,077)
Total	$—	$(26,079)	$2,149,000	$(3,077)	$2,149,000	$(29,156)

UltraBear ProFund
Repurchase Agreements	$—	$—	$17,046,000	$—	$17,046,000	$—
Futures Contracts	—	(64,861)	—	—	—	(64,861)
Swap Agreements	—	—	—	58,433	—	58,433
Total	$—	$(64,861)	$17,046,000	$58,433	$17,046,000	$(6,428)

UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$2,148,000	$—	$2,148,000	$—
Futures Contracts	—	(2,017)	—	—	—	(2,017)
Swap Agreements	—	—	—	39,626	—	39,626
Total	$—	$(2,017)	$2,148,000	$39,626	$2,148,000	$37,609

UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$23,590,000	$—	$23,590,000	$—
Futures Contracts	—	(46,042)	—	—	—	(46,042)
Swap Agreements	—	—	—	532,929	—	532,929
Total	$—	$(46,042)	$23,590,000	$532,929	$23,590,000	$486,887

UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$5,076,000	$—	$5,076,000	$—
Futures Contracts	—	(2,902)	—	—	—	(2,902)
Swap Agreements	—	—	—	17,853	—	17,853
Total	$—	$(2,902)	$5,076,000	$17,853	$5,076,000	$14,951

UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$22,132,000	$—	$22,132,000	$—
Futures Contracts	—	(76,462)	—	—	—	(76,462)
Swap Agreements	—	—	—	(92,095)	—	(92,095)
Total	$—	$(76,462)	$22,132,000	$(92,095)	$22,132,000	$(168,557)

UltraShort International ProFund
Repurchase Agreements	$—	$—	$3,644,000	$—	$3,644,000	$—
Swap Agreements	—	—	—	15,887	—	15,887
Total	$—	$—	$3,644,000	$15,887	$3,644,000	$15,887

UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$2,893,000	$—	$2,893,000	$—
Swap Agreements	—	—	—	2,208	—	2,208
Total	$—	$—	$2,893,000	$2,208	$2,893,000	$2,208

UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$10,037,000	$—	$10,037,000	$—
Swap Agreements	—	—	—	(183,485)	—	(183,485)
Total	$—	$—	$10,037,000	$(183,485)	$10,037,000	$(183,485)

UltraShort China ProFund
Repurchase Agreements	$—	$—	$1,870,000	$—	$1,870,000	$—
Swap Agreements	—	—	—	11,873	—	11,873
Total	$—	$—	$1,870,000	$11,873	$1,870,000	$11,873

UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$1,820,000	$—	$1,820,000	$—
Futures Contracts	—	34,403	—	—	—	34,403
Total	$—	$34,403	$1,820,000	$—	$1,820,000	$34,403

Banks UltraSector ProFund
Common Stocks	$19,127,908	$—	$—	$—	$19,127,908	$—
Repurchase Agreements	—	—	6,125,000	—	6,125,000	—
Swap Agreements	—	—	—	(124,322)	—	(124,322)
Total	$19,127,908	$—	$6,125,000	$(124,322)	$25,252,908	$(124,322)

Basic Materials UltraSector ProFund
Common Stocks	$10,346,500	$—	$—	$—	$10,346,500	$—
Repurchase Agreements	—	—	2,873,000	—	2,873,000	—
Swap Agreements	—	—	—	16,175	—	16,175
Total	$10,346,500	$—	$2,873,000	$16,175	$13,219,500	$16,175

:: Notes to Schedules of Portfolio Investments :: April 30, 2017 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Biotechnology UltraSector ProFund
Common Stocks	$217,424,964	$—	$—	$—	$217,424,964	$—
Contingent Right	—	—	81,819	—	81,819	—
Repurchase Agreements	—	—	63,599,000	—	63,599,000	—
Swap Agreements	—	—	—	3,384,912	—	3,384,912
Total	$217,424,964	$—	$63,680,819	$3,384,912	$281,105,783	$3,384,912

Consumer Goods UltraSector ProFund
Common Stocks	$24,229,957	$—	$—	$—	$24,229,957	$—
Repurchase Agreements	—	—	7,778,000	—	7,778,000	—
Swap Agreements	—	—	—	(150,393)	—	(150,393)
Total	$24,229,957	$—	$7,778,000	$(150,393)	$32,007,957	$(150,393)

Consumer Services UltraSector ProFund
Common Stocks	$39,541,893	$—	$—	$—	$39,541,893	$—
Repurchase Agreements	—	—	15,647,000	—	15,647,000	—
Swap Agreements	—	—	—	511,971	—	511,971
Total	$39,541,893	$—	$15,647,000	$511,971	$55,188,893	$511,971

Financials UltraSector ProFund
Common Stocks	$25,118,902	$—	$—	$—	$25,118,902	$—
Repurchase Agreements	—	—	7,708,000	—	7,708,000	—
Swap Agreements	—	—	—	(165,021)	—	(165,021)
Total	$25,118,902	$—	$7,708,000	$(165,021)	$32,826,902	$(165,021)

Health Care UltraSector ProFund
Common Stocks	$27,968,003	$—	$—	$—	$27,968,003	$—
Contingent Right	—	—	2,079	—	2,079	—
Repurchase Agreements	—	—	12,203,000	—	12,203,000	—
Swap Agreements	—	—	—	493,608	—	493,608
Total	$27,968,003	$—	$12,205,079	$493,608	$40,173,082	$493,608

Industrials UltraSector ProFund
Common Stocks	$9,655,667	$—	$—	$—	$9,655,667	$—
Repurchase Agreements	—	—	2,982,000	—	2,982,000	—
Swap Agreements	—	—	—	38,354	—	38,354
Total	$9,655,667	$—	$2,982,000	$38,354	$12,637,667	$38,354

Internet UltraSector ProFund
Common Stocks	$66,934,221	$—	$—	$—	$66,934,221	$—
Repurchase Agreements	—	—	27,557,000	—	27,557,000	—
Swap Agreements	—	—	—	2,055,206	—	2,055,206
Total	$66,934,221	$—	$27,557,000	$2,055,206	$94,491,221	$2,055,206

Mobile Telecommunications UltraSector ProFund
Common Stocks	$5,351,358	$—	$—	$—	$5,351,358	$—
Repurchase Agreements	—	—	3,269,000	—	3,269,000	—
Swap Agreements	—	—	—	242,677	—	242,677
Total	$5,351,358	$—	$3,269,000	$242,677	$8,620,358	$242,677

Oil & Gas UltraSector ProFund
Common Stocks	$19,059,600	$—	$—	$—	$19,059,600	$—
Repurchase Agreements	—	—	6,458,000	—	6,458,000	—
Swap Agreements	—	—	—	(100,624)	—	(100,624)
Total	$19,059,600	$—	$6,458,000	$(100,624)	$25,517,600	$(100,624)

Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$9,970,172	$—	$—	$—	$9,970,172	$—
Repurchase Agreements	—	—	5,045,000	—	5,045,000	—
Swap Agreements	—	—	—	(168,562)	—	(168,562)
Total	$9,970,172	$—	$5,045,000	$(168,562)	$15,015,172	$(168,562)

Pharmaceuticals UltraSector ProFund
Common Stocks	$7,612,638	$—	$—	$—	$7,612,638	$—
Repurchase Agreements	—	—	2,466,000	—	2,466,000	—
Swap Agreements	—	—	—	88,002	—	88,002
Total	$7,612,638	$—	$2,466,000	$88,002	$10,078,638	$88,002

:: Notes to Schedules of Portfolio Investments :: April 30, 2017 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Precious Metals UltraSector ProFund
Common Stocks	$21,771,473	$—	$—	$—	$21,771,473	$—
Repurchase Agreements	—	—	10,086,000	—	10,086,000	—
Swap Agreements	—	—	—	(928,596)	—	(928,596)
Total	$21,771,473	$—	$10,086,000	$(928,596)	$31,857,473	$(928,596)

Real Estate UltraSector ProFund
Common Stocks	$5,885,354	$—	$—	$—	$5,885,354	$—
Repurchase Agreements	—	—	1,986,000	—	1,986,000	—
Swap Agreements	—	—	—	(67,892)	—	(67,892)
Total	$5,885,354	$—	$1,986,000	$(67,892)	$7,871,354	$(67,892)

Semiconductor UltraSector ProFund
Common Stocks	$117,711,936	$—	$—	$—	$117,711,936	$—
Repurchase Agreements	—	—	57,570,000	—	57,570,000	—
Swap Agreements	—	—	—	(707,117)	—	(707,117)
Total	$117,711,936	$—	$57,570,000	$(707,117)	$175,281,936	$(707,117)

Technology UltraSector ProFund
Common Stocks	$34,988,592	$—	$—	$—	$34,988,592	$—
Repurchase Agreements	—	—	10,738,000	—	10,738,000	—
Swap Agreements	—	—	—	426,895	—	426,895
Total	$34,988,592	$—	$10,738,000	$426,895	$45,726,592	$426,895

Telecommunications UltraSector ProFund
Common Stocks	$2,841,153	$—	$—	$—	$2,841,153	$—
Repurchase Agreements	—	—	1,220,000	—	1,220,000	—
Swap Agreements	—	—	—	(52,898)	—	(52,898)
Total	$2,841,153	$—	$1,220,000	$(52,898)	$4,061,153	$(52,898)

Utilities UltraSector ProFund
Common Stocks	$22,196,181	$—	$—	$—	$22,196,181	$—
Repurchase Agreements	—	—	8,698,000	—	8,698,000	—
Swap Agreements	—	—	—	(127,619)	—	(127,619)
Total	$22,196,181	$—	$8,698,000	$(127,619)	$30,894,181	$(127,619)

Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$2,124,000	$—	$2,124,000	$—
Swap Agreements	—	—	—	12,015	—	12,015
Total	$—	$—	$2,124,000	$12,015	$2,124,000	$12,015

Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$7,778,000	$—	$7,778,000	$—
Swap Agreements	—	—	—	363,342	—	363,342
Total	$—	$—	$7,778,000	$363,342	$7,778,000	$363,342

Short Real Estate ProFund
Repurchase Agreements	$—	$—	$1,018,000	$—	$1,018,000	$—
Swap Agreements	—	—	—	12,930	—	12,930
Total	$—	$—	$1,018,000	$12,930	$1,018,000	$12,930

U.S. Government Plus ProFund
U.S. Treasury Obligation	$—	$—	$5,771,391	$—	$5,771,391	$—
Repurchase Agreements	—	—	21,799,000	—	21,799,000	—
Swap Agreements	—	—	—	238,709	—	238,709
Total	$—	$—	$27,570,391	$238,709	$27,570,391	$238,709

Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$10,480,000	$—	$10,480,000	$—
Swap Agreements	—	—	—	(68,694)	—	(68,694)
Total	$—	$—	$10,480,000	$(68,694)	$10,480,000	$(68,694)

Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$39,509,000	$—	$39,509,000	$—
Swap Agreements	—	—	—	(457,214)	—	(457,214)
Total	$—	$—	$39,509,000	$(457,214)	$39,509,000	$(457,214)

:: Notes to Schedules of Portfolio Investments :: April 30, 2017 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$22,266,000	$—	$22,266,000	$—
Forward Currency Contracts	—	—	—	(358,811)	—	(358,811)
Total	$—	$—	$22,266,000	$(358,811)	$22,266,000	$(358,811)

Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$2,004,000	$—	$2,004,000	$—
Forward Currency Contracts	—	—	—	25,286	—	25,286
Total	$—	$—	$2,004,000	$25,286	$2,004,000	$25,286

^                              Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*                             Chelsea Therapeutics International, Ltd. contingent right was valued at $0 and categorized as Level 2 within the fair value hierarchy.

**                        Ferroglobe Representation and Warranty Insurance trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds obtain investment exposure through derivatives (i.e., swap agreements, futures contracts and forward contracts) which may  be considered aggressive and may expose a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired. When a ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in an index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund to losses in excess of those amounts initially invested.

In addition, a ProFund may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, the ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

Compounding Risk

Most of the ProFunds are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These Geared Funds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

:: Notes to Schedules of Portfolio Investments :: April 30, 2017 (unaudited)

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration.  With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund’s correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective on or around that day.

Counterparty Risk

Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

:: Notes to Schedules of Portfolio Investments :: April 30, 2017 (unaudited)

Index Performance Risk

Certain ProFunds will be subject to index performance risk. There is no guarantee or assurance that the methodology used to create the Index will result in the ProFund achieving high, or even positive, returns. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

5. Federal Income Tax Information

At April 30, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Bull ProFund	$68,736,925	$21,434,152	$(2,885,504)	$18,548,648
Mid-Cap ProFund	73,687,627	12,723,357	(1,660,570)	11,062,787
Small-Cap ProFund	16,753,469	1,658,506	(835,090)	823,416
NASDAQ-100 ProFund	70,919,985	22,618,858	(893,631)	21,725,227
Large-Cap Value ProFund	8,419,809	3,098,783	(1,193,498)	1,905,285
Large-Cap Growth ProFund	31,634,532	7,722,299	(1,116,882)	6,605,417
Mid-Cap Value ProFund	11,213,219	3,345,093	(1,196,673)	2,148,420
Mid-Cap Growth ProFund	8,004,158	3,262,071	(858,543)	2,403,528
Small-Cap Value ProFund	14,940,807	3,855,603	(2,362,138)	1,493,465
Small-Cap Growth ProFund	19,427,165	4,305,350	(2,135,546)	2,169,804
Europe 30 ProFund	8,370,380	1,856,973	(1,509,730)	347,243
UltraBull ProFund	82,410,995	31,231,499	(9,187,970)	22,043,529
UltraMid-Cap ProFund	84,100,933	18,344,026	(3,987,593)	14,356,433
UltraSmall-Cap ProFund	58,013,682	10,928,957	(2,441,116)	8,487,841
UltraDow 30 ProFund	21,025,426	8,522,104	(905,556)	7,616,548
UltraNASDAQ-100 ProFund	212,170,079	129,732,157	(23,004,883)	106,727,274
UltraInternational ProFund	10,880,000	—	—	—
UltraEmerging Markets ProFund	28,141,139	5,611,481	(4,158,743)	1,452,738
UltraLatin America ProFund	31,035,856	8,757,919	(8,956,156)	(198,237)
UltraChina ProFund	9,248,488	3,034,815	(1,375,806)	1,659,009
UltraJapan ProFund	20,409,000	—	—	—
Bear ProFund	44,987,000	—	—	—
Short Small-Cap ProFund	3,275,000	—	—	—
Short NASDAQ-100 ProFund	2,149,000	—	—	—
UltraBear ProFund	17,046,000	—	—	—
UltraShort Mid-Cap ProFund	2,148,000	—	—	—
UltraShort Small-Cap ProFund	23,590,000	—	—	—
UltraShort Dow 30 ProFund	5,076,000	—	—	—
UltraShort NASDAQ-100 ProFund	22,132,000	—	—	—
UltraShort International ProFund	3,644,000	—	—	—
UltraShort Emerging Markets ProFund	2,893,000	—	—	—
UltraShort Latin America ProFund	10,037,000	—	—	—
UltraShort China ProFund	1,870,000	—	—	—
UltraShort Japan ProFund	1,820,000	—	—	—
Banks UltraSector ProFund	20,761,669	7,140,011	(2,648,772)	4,491,239
Basic Materials UltraSector ProFund	10,511,963	3,864,650	(1,157,113)	2,707,537
Biotechnology UltraSector ProFund	181,291,079	106,413,535	(6,598,831)	99,814,704
Consumer Goods UltraSector ProFund	29,586,497	2,786,778	(365,318)	2,421,460
Consumer Services UltraSector ProFund	42,793,756	13,216,927	(821,790)	12,395,137
Financials UltraSector ProFund	28,827,974	7,351,339	(3,352,411)	3,998,928
Health Care UltraSector ProFund	32,652,211	8,164,923	(644,052)	7,520,871
Industrials UltraSector ProFund	9,910,276	2,912,973	(185,582)	2,727,391
Internet UltraSector ProFund	66,032,287	32,244,311	(3,785,377)	28,458,934
Mobile Telecommunications UltraSector ProFund	7,137,098	1,773,056	(289,796)	1,483,260
Oil & Gas UltraSector ProFund	16,646,014	10,612,470	(1,740,884)	8,871,586
Oil Equipment, Services & Distribution UltraSector ProFund	15,265,586	2,242,103	(2,492,517)	(250,414)
Pharmaceuticals UltraSector ProFund	7,718,359	2,993,391	(633,112)	2,360,279
Precious Metals UltraSector ProFund	34,419,231	7,613,183	(10,174,941)	(2,561,758)
Real Estate UltraSector ProFund	5,139,694	3,506,979	(775,319)	2,731,660
Semiconductor UltraSector ProFund	159,806,416	18,064,163	(2,588,643)	15,475,520
Technology UltraSector ProFund	36,094,529	10,364,534	(732,471)	9,632,063
Telecommunications UltraSector ProFund	3,708,998	724,612	(372,457)	352,155
Utilities UltraSector ProFund	27,123,704	4,324,619	(554,142)	3,770,477
Short Oil & Gas ProFund	2,124,000	—	—	—
Short Precious Metals ProFund	7,778,000	—	—	—
Short Real Estate ProFund	1,018,000	—	—	—
U.S. Government Plus ProFund	27,482,513	87,878	—	87,878
Rising Rates Opportunity 10 ProFund	10,480,000	—	—	—
Rising Rates Opportunity ProFund	39,509,000	—	—	—
Rising U.S. Dollar ProFund	22,266,000	—	—	—
Falling U.S. Dollar ProFund	2,004,000	—	—	—

6. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of April 30, 2017, Rising U.S. Dollar ProFund is owed $832,266 of the original amount owed, as of September 15, 2008,of $2,135,323, from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Rising U.S. Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the Rising U.S. Dollar ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the remaining claim due from Lehman is $144,119, and is included in “net other assets (liabilities)”. The fair value of the amount that is estimated to be paid by the Advisor is $688,147 and included in “net other assets (liabilities)”. All other outstanding balances due from (or to) Lehman have been substantially relieved as of April 30, 2017.

7. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

:: Notes to Schedules of Portfolio Investments :: April 30, 2017 (unaudited)

8. Subsequent Events

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these schedules of portfolio investments were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds’ schedules of portfolio investments.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	June 27, 2017

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	June 26, 2017

* Print the name and title of each signing officer under his or her signature.